UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332 and 811-08162
Name of Fund:
BlackRock Funds III
BlackRock Diversified Equity Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Diversified Equity Master Portfolio
Total International ex U.S. Index Master Portfolio
Large Cap Index Master Portfolio
U.S. Total Bond Index Master Portfolio
International Tilts Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 537-4942
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800)

537-4942
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 21 (a)	0.39% (a)
(a)	Because the Fund invests all of its assets in the Mast er Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.58%	25.49%	14.66%	12.35%
Russell 1000 ® Index	14.24	23.88	14.61	12.51
Key Fund statistics
Net Assets	$999,081,867
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	61%
Performance shown prior to the Institutional Shares inception date of September 19, 2023 is based upon the performance of the Master Portfolio in which the Fund invests all of its assets, adjusted to reflect the Institutional Shares fees and operating expenses.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial stat em
ents, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE
International
Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Semi-Annual Shareholder Report —

June 30, 2024
BDVEX-06/24-SAR

Diversified Equity Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the BlackRock Diversified Equity Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$ 8	0.14%
Key Master Portfolio statistics
Net Assets	$ 2,319,887,405
Number of Portfolio Holdings	2,360
Portfolio Turnover Rate	61%
What did the Master Portfolio invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	22.5%
Financials	14.6
Industrials	11.4
Health Care	10.8
Consumer Discretionary	9.3
Communication Services	6.2
Consumer Staples	4.4
Energy	3.6
Materials	3.0
Real Estate	1.7
Utilities	1.7
Short-Term Securities	17.2
Liabilities in Excess of Other Assets	(6.4)
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	3.1%
Apple, Inc.	2.7
NVIDIA Corp.	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Amazon.com, Inc.	1.7
Alphabet, Inc., Class A	1.1
Meta Platforms, Inc., Class A	0.9
Tencent Holdings Ltd.	0.9
Samsung Electronics Co. Ltd.	0.8
Alphabet, Inc., Class C	0.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Diversified Equity Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 8 (a)	0.15% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	5.57%	10.85%	5.28%	3.65%
MSCI ACWI ex USA Index	5.69	11.62	5.55	3.84
Key Fund statistics
Net Assets	$1,869,106,670
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Semi-Annual Shareholder Report —

June 30, 2024
BDOIX-06/24-SAR

iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 21 (a)	0.41% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	5.43%	10.56%	5.00%	3.38%
MSCI ACWI ex USA Index	5.69	11.62	5.55	3.84
Key Fund statistics
Net Assets	$1,869,106,670
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Semi-Annual Shareholder Report —

June 30, 2024
BDOAX-06/24-SAR

iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 5 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.61%	10.85%	5.32%	3.69%
MSCI ACWI ex USA Index	5.69	11.62	5.55	3.84
Key Fund statistics
Net Assets	$1,869,106,670
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/
proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Semi-Annual Shareholder Report —

June 30, 2024
BDOKX-06/24-SAR

Total International ex U.S. Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the iShares MSCI Total International Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$ 4	0.07%
Key Master Portfolio statistics
Net Assets	$ 1,870,993,590
Number of Portfolio Holdings	1,940
Portfolio Turnover Rate	4%
What did the Master Portfolio invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	15.0%
United States	9.9
China	7.8
Canada	7.5
United Kingdom	7.1
France	6.2
Taiwan	5.8
India	5.7
Germany	5.6
Australia	5.0
Other #	31.7
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security	Percent of Net Assets (a)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Novo Nordisk A/S, Class B	1.9
ASML Holding NV	1.6
Tencent Holdings Ltd.	1.2
Samsung Electronics Co. Ltd.	1.1
Nestle SA, Class N	1.1
AstraZeneca PLC	1.0
Shell PLC	0.9
Toyota Motor Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.8
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Total International ex U.S. Index Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.15%	23.77%	14.49%	12.38%
Russell 1000® Index	14.24	23.88	14.61	12.51
Key Fund statistics
Net Assets	$ 1,357,859,726
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the
Fund
, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Semi-Annual Shareholder Report —

June 30, 2024
BRGNX-06/24-SAR

iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 19 (a)	0.36% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	14.02%	23.51%	14.20%	12.10%
Russell 1000® Index	14.24	23.88	14.61	12.51
Key Fund statistics
Net Assets	$ 1,357,859,726
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Average annual total returns reflect reductions for service fees.
P
ast performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not
limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Semi-Annual Shareholder Report —

June 30, 2024
BRGAX-06/24-SAR

iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.07% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.21%	23.87%	14.54%	12.44%
Russell 1000® Index	14.24	23.88	14.61	12.51
Key Fund statistics
Net Assets	$ 1,357,859,726
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the
Fund
, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Semi-Annual Shareholder Report —

June 30, 2024
BRGKX-06/24-SAR

Large Cap Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$ 2	0.03%
Key Master Portfolio statistics
Net Assets	$ 32,933,015,730
Number of Portfolio Holdings	1,011
Portfolio Turnover Rate	5%
What did the Master Portfolio invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.4
Health Care	11.5
Consumer Discretionary	10.1
Communication Services	8.9
Industrials	8.9
Consumer Staples	5.5
Energy	3.7
Materials	2.4
Real Estate	2.4
Utilities	2.1
Short-Term Securities	7.6
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	6.6%
Apple, Inc.	6.1
NVIDIA Corp.	5.8
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.2
Alphabet, Inc., Class A	2.1
Alphabet, Inc., Class C	1.8
Eli Lilly & Co.	1.5
Berkshire Hathaway, Inc., Class B	1.5
Broadcom, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Large Cap Index Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.57)%	2.69%	(0.27)%	1.25%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the
Fund
, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Semi-Annual Shareholder Report —

June 30, 2024
BMOIX-06/24-SAR

iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 17 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.69)%	2.43%	(0.50)%	1.00%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional
information
about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Semi-Annual Shareholder Report —

June 30, 2024
BMOAX-06/24-SAR

iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 17 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	(0.69)%	2.32%	(0.53)%	0.98%
Investor P Shares (with sales charge)	(4.67)	(1.77)	(1.34)	0.57
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K
Shares
(which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Semi-Annual Shareholder Report —

June 30, 2024
BMOPX-06/24-SAR

iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.05% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.54)%	2.63%	(0.22)%	1.29%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%
P
ast performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the
Fund
, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Semi-Annual Shareholder Report —

June 30, 2024
WFBIX-06/24-SAR

U.S. Total Bond Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the iShares U.S. Aggregate Bond Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$ 2	0.04%
Key Master Portfolio statistics
Net Assets	$ 2,802,391,375
Number of Portfolio Holdings	7,421
Portfolio Turnover Rate	54%
What did the Master Portfolio invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments (a)
U.S. Treasury Obligations	43.2%
U.S. Government Sponsored Agency Securities	27.7
Corporate Bonds	25.1
Foreign Agency Obligations	2.4
Non-Agency Mortgage-Backed Securities	0.7
Municipal Bonds	0.5
Asset-Backed Securities	0.4
Capital Trusts	— (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	74.3%
AA/Aa	2.7
A	11.8
BBB/Baa	11.2
N/R	— (b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
U.S. Total Bond Index Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

International Tilts Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$ 21	0.40%
Key Master Portfolio statistics
Net Assets	$ 321,929,829
Number of Portfolio Holdings	307
Portfolio Turnover Rate	67%
What did the Master Portfolio invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	21.2%
United States	12.8
United Kingdom	11.3
Germany	10.2
France	7.7
Australia	5.8
Switzerland	5.5
Netherlands	5.1
Denmark	4.5
Spain	4.1
Other #	12.9
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	3.7%
ASML Holding NV	3.4
SAP SE	2.3
Novartis AG, Class N	2.3
BHP Group Ltd., Class DI	2.0
Siemens AG, Class N	1.9
Shell PLC	1.9
Mitsubishi UFJ Financial Group, Inc.	1.7
Tokyo Electron Ltd.	1.7
Allianz SE	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
International Tilts Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

(b) Not Applicable
Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrants’ Financial Statements are attached herewith.
(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• BlackRock Diversified Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
Diversified Equity Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Diversified Equity Fund
3

Statement of Assets and Liabilities (unaudited)
June 30, 2024

BlackRock Diversified Equity Fund
ASSETS
Investments, at value — Master Portfolio	$ 999,290,272
Prepaid expenses	771
Total assets	999,291,043
LIABILITIES
Payables:
Administration fees	202,518
Professional fees	6,658
Total liabilities	209,176
Commitments and contingent liabilities
NET ASSETS	$ 999,081,867
NET ASSETS CONSIST OF
Paid-in capital	$ 846,450,004
Accumulated earnings	152,631,863
NET ASSETS	$ 999,081,867
NET ASSET VALUE
Institutional
Net assets	$ 999,081,867
Shares outstanding	80,411,444
Net asset value	$ 12.42
Shares authorized	Unlimited
Par value	No par value
See fund notes to financial statements.
4
2024 BlackRock Semi-Annual Financial Statements

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

BlackRock Diversified Equity Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$5,299,554
Dividends — affiliated	1,575,339
Interest — unaffiliated	73,678
Securities lending income — affiliated — net	53,919
Foreign taxes withheld	(366,127)
Expenses	(1,110,155)
Fees waived	649,622
Total investment income	6,175,830
FUND EXPENSES
Administration	799,568
Professional	5,791
Miscellaneous	1,226
Total expenses	806,585
Less:
Fees waived and/or reimbursed by the Administrator	(5,791)
Total expenses after fees waived and/or reimbursed	800,794
Net investment income	5,375,036
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	23,760,671
Investments — affiliated	(4,916)
Forward foreign currency exchange contracts	(51,175)
Foreign currency transactions	(128,540)
Futures contracts	6,469,033
Swaps	11,465,623
41,510,696
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	32,191,880
Investments — affiliated	(10,745)
Forward foreign currency exchange contracts	(62,061)
Foreign currency translations	(12,740)
Futures contracts	33,469
Swaps	18,437,467
50,577,270
Net realized and unrealized gain	92,087,966
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,463,002
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(375,261)
(b) Net of increase in deferred foreign capital gain tax of	$(227,798)
See fund notes to financial statements.
Fund Statement of Operations
5

Statements of Changes in Net Assets

	BlackRock Diversified Equity Fund
	Six Months Ended 06/30/24 (unaudited)	Period from 09/19/23(a) to 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,375,036	$1,624,465
Net realized gain	41,510,696	2,471,698
Net change in unrealized appreciation (depreciation)	50,577,270	57,727,251
Net increase in net assets resulting from operations	97,463,002	61,823,414
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(4,981,286)	(1,673,267)
Decrease in net assets resulting from distributions to shareholders	(4,981,286)	(1,673,267)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	362,248,189	484,201,815
NET ASSETS
Total increase in net assets	454,729,905	544,351,962
Beginning of period	544,351,962	—
End of period	$999,081,867	$544,351,962

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See fund notes to financial statements.
6
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Equity Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Period from 09/19/23(a) to 12/31/23

Net asset value, beginning of period	$10.80	$10.00
Net investment income(b)	0.10	0.05
Net realized and unrealized gain	1.58	0.78
Net increase from investment operations	1.68	0.83
Distributions from net investment income(c)	(0.06)	(0.03)
Net asset value, end of period	$12.42	$10.80
Total Return(d)
Based on net asset value	15.58%(e)	8.34%(e)
Ratios to Average Net Assets(f)(g)
Total expenses	0.40%(h)	0.40%(h)
Total expenses after fees waived and/or reimbursed	0.39%(h)	0.40%(h)
Net investment income	1.68%(h)	1.69%(h)
Supplemental Data
Net assets, end of period (000)	$999,082	$544,352
Portfolio turnover rate of the Master Portfolio	61%	125%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See fund notes to financial statements.
Fund Financial Highlights
7

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Equity Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2024, the percentage of the Master Portfolio owned by the Fund was 43.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers Institutional Shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee of 0.25% based on the average daily net assets of the Fund.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2024, BAL did not waive any amount.
Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $5,791.
8
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
BlackRock Diversified Equity Fund	$ (3,369,889)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 06/30/24		Period from 09/19/23(a) to 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Equity Fund
Institutional
Shares sold	34,618,644	$ 416,571,788	50,230,155	$ 482,528,648
Shares issued in reinvestment of distributions	401,070	4,981,286	156,380	1,673,267
Shares redeemed	(4,994,795)	(59,304,885)	(10)	(100)
	30,024,919	$ 362,248,189	50,386,525	$ 484,201,815

(a)	Commencement of operations.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
9

Schedule of Investments (unaudited)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
AAR Corp.(a)	1,986	$ 144,384
AeroVironment, Inc.(a)	3,860	703,138
Airbus SE	1,590	218,222
Axon Enterprise, Inc.(a)	544	160,067
BAE Systems PLC	20,399	339,779
Bharat Electronics Ltd.	55,855	204,410
Boeing Co.(a)	2,082	378,945
Bombardier, Inc., Class B(a)	1,185	75,991
BWX Technologies, Inc.(b)	4,461	423,795
Cadre Holdings, Inc.(b)	12,749	427,856
Curtiss-Wright Corp.	2,735	741,130
Ducommun, Inc.(a)	10,692	620,777
General Electric Co.	10,267	1,632,145
HEICO Corp., Class A	3,459	614,042
Hexcel Corp.	4,675	291,954
Hindustan Aeronautics Ltd.	7,688	484,892
Howmet Aerospace, Inc.	738	57,291
Huntington Ingalls Industries, Inc.(b)	2,932	722,240
Kratos Defense & Security Solutions, Inc.(a)	16,159	323,342
Loar Holdings, Inc.(a)	496	26,491
Lockheed Martin Corp.	18,040	8,426,484
Mercury Systems, Inc.(a)(b)	167	4,507
Moog, Inc., Class A	12,067	2,018,809
Northrop Grumman Corp.	6,984	3,044,675
Rheinmetall AG	1,839	937,183
Rolls-Royce Holdings PLC(a)	181,058	1,039,859
RTX Corp.	16,393	1,645,693
Safran SA	1,143	240,897
Textron, Inc.	17,619	1,512,767
Thales SA	251	40,152
TransDigm Group, Inc.	623	795,951
V2X, Inc.(a)(b)	7,899	378,836
		28,676,704
Air Freight & Logistics — 0.3%
CJ Logistics Corp.	14,914	1,027,264
DSV A/S	1,576	241,913
Expeditors International of Washington, Inc.	22,030	2,749,124
GXO Logistics, Inc.(a)	9,560	482,780
Hub Group, Inc., Class A	15,578	670,633
Hyundai Glovis Co. Ltd.	2,411	382,417
JD Logistics, Inc.(a)(c)	632,500	676,674
Radiant Logistics, Inc.(a)	15,080	85,805
Sinotrans Ltd., Class H	529,000	257,267
United Parcel Service, Inc., Class B	11,142	1,524,783
		8,098,660
Automobile Components — 0.6%
Adient PLC(a)	44,009	1,087,462
American Axle & Manufacturing Holdings, Inc.(a)	24,840	173,632
Cie Generale des Etablissements Michelin SCA	1,986	76,761
Cooper-Standard Holdings, Inc.(a)	7,495	93,238
Dana, Inc.	88,442	1,071,917
Denso Corp.	46,200	721,137
Dorman Products, Inc.(a)	1,123	102,732
Forvia SE	1,562	18,638
Fox Factory Holding Corp.(a)	4,308	207,603
Gentherm, Inc.(a)	6,441	317,670
Goodyear Tire & Rubber Co.(a)	66,855	758,804
Hankook Tire & Technology Co. Ltd.	10,645	347,869
HL Mando Co. Ltd.	12,404	393,403
Security	Shares	Value
Automobile Components (continued)
Hyundai Mobis Co. Ltd.	11,943	$ 2,169,722
Iochpe Maxion SA	156,349	328,914
Lear Corp.(b)	15,729	1,796,409
Minth Group Ltd.(a)	612,000	947,560
Modine Manufacturing Co.(a)	12,210	1,223,320
Patrick Industries, Inc.(b)	8,569	930,165
Standard Motor Products, Inc.	12,703	352,254
Stoneridge, Inc.(a)	5,666	90,429
Valeo SE	4,926	52,675
Visteon Corp.(a)	14,245	1,519,942
		14,782,256
Automobiles — 0.9%
BYD Co. Ltd., Class H	68,500	2,034,371
BYD Co. Ltd., Class A	3,900	133,688
Dongfeng Motor Group Co. Ltd., Class H(a)	1,150,000	327,724
Ferrari NV	334	136,303
Ford Motor Co.(b)	80,592	1,010,624
Geely Automobile Holdings Ltd.	1,780,000	2,001,428
General Motors Co.(b)	37,437	1,739,323
Honda Motor Co. Ltd.	153,800	1,653,348
Hyundai Motor Co.	8,462	1,804,588
Kia Corp.	21,253	1,988,671
Li Auto, Inc., Class A(a)	41,300	369,861
Mahindra & Mahindra Ltd.	20,035	687,753
Renault SA	1,810	92,825
SAIC Motor Corp. Ltd., Class A	1,114,100	2,113,094
Stellantis NV	22,312	441,079
Tesla, Inc.(a)	16,907	3,345,557
Toyota Motor Corp.	4,600	94,380
XPeng, Inc., Class A(a)	41,800	154,169
		20,128,786
Banks — 6.5%
1st Source Corp.	8,285	444,242
ABN AMRO Bank NV(c)	35,686	586,095
Abu Dhabi Commercial Bank PJSC	408,323	889,554
Al Rajhi Bank	192,842	4,203,371
Amalgamated Financial Corp.	23,155	634,447
Ameris Bancorp(b)	9,574	482,051
ANZ Group Holdings Ltd.	13,452	252,732
Arab National Bank	30,333	163,809
Associated Banc-Corp.	10,793	228,272
Axis Bank Ltd.	149,282	2,262,340
Axos Financial, Inc.(a)	11,871	678,428
BancFirst Corp.(b)	1,301	114,098
Banco Bilbao Vizcaya Argentaria SA	41,841	420,021
Banco de Sabadell SA	81,120	156,614
Banco Santander Brasil SA	67,374	330,958
Banco Santander SA	66,487	309,349
Bank Central Asia Tbk PT	1,541,500	932,747
Bank Mandiri Persero Tbk PT	1,877,200	702,286
Bank of America Corp.	74,508	2,963,183
Bank of Ireland Group PLC	2,140	22,355
Bank of Marin Bancorp	18,461	298,884
Bank Polska Kasa Opieki SA	26,949	1,121,321
Bank Rakyat Indonesia Persero Tbk PT	8,593,900	2,409,698
BankFinancial Corp.	20,223	208,095
Bar Harbor Bankshares	3,240	87,091
Barclays PLC	51,027	134,834
BAWAG Group AG(c)	8,710	550,604
BDO Unibank, Inc.	82,770	181,049
BNP Paribas SA	9,535	609,783
10
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
BOC Hong Kong Holdings Ltd.	16,500	$ 50,914
BOK Financial Corp.	96	8,797
Bridgewater Bancshares, Inc.(a)	6,348	73,700
Brookline Bancorp, Inc.(b)	8,188	68,370
Burke & Herbert Financial Services Corp.	1,969	100,380
Business First Bancshares, Inc.	4,439	96,593
Byline Bancorp, Inc.	18,831	447,048
CaixaBank SA	11,014	58,490
Camden National Corp.	3,499	115,467
Canara Bank	705,582	1,008,621
Capital City Bank Group, Inc.	21,738	618,229
Capitec Bank Holdings Ltd.	16,458	2,389,623
Capitol Federal Financial, Inc.	28,670	157,398
Central Pacific Financial Corp.	13,407	284,228
China Construction Bank Corp., Class H	2,081,000	1,538,320
China Merchants Bank Co. Ltd., Class H	68,500	311,274
CIMB Group Holdings Bhd	1,104,600	1,591,458
Citigroup, Inc.(b)	34,123	2,165,446
Citizens Financial Group, Inc.(b)	62,103	2,237,571
Civista Bancshares, Inc.	8,380	129,806
CNB Financial Corp.	3,113	63,536
Coastal Financial Corp.(a)	11,797	544,314
Colony Bankcorp, Inc.	1,524	18,669
Columbia Banking System, Inc.	5,520	109,793
Commerzbank AG	31,063	471,171
Commonwealth Bank of Australia	1,015	85,982
Community Trust Bancorp, Inc.	8,241	359,802
ConnectOne Bancorp, Inc.	60,623	1,145,168
Credit Agricole SA	35,294	481,926
CrossFirst Bankshares, Inc.(a)	10,364	145,303
CTBC Financial Holding Co. Ltd.	1,475,000	1,719,973
Customers Bancorp, Inc.(a)	6,271	300,883
CVB Financial Corp.(b)	10,522	181,399
DBS Group Holdings Ltd.	6,600	173,836
Dime Community Bancshares, Inc.	7,852	160,181
Dubai Islamic Bank PJSC	278,839	435,757
E.Sun Financial Holding Co. Ltd.	2,535,022	2,231,774
Eagle Bancorp, Inc.	3,489	65,942
Eastern Bankshares, Inc.(b)	60,941	851,955
Emirates NBD Bank PJSC	141,616	636,173
Enterprise Bancorp, Inc.	7,153	177,967
Enterprise Financial Services Corp.	31,746	1,298,729
Erste Group Bank AG	1,457	68,967
Eurobank Ergasias Services & Holdings SA, Class R(a)	478,981	1,038,666
FB Financial Corp.	30,833	1,203,412
Financial Institutions, Inc.	2,124	41,036
FinecoBank Banca Fineco SpA	3,848	57,178
First Abu Dhabi Bank PJSC	525,053	1,781,149
First Bancshares, Inc.	15,963	414,719
First Bank/Hamilton	13,117	167,111
First Busey Corp.	12,960	313,762
First Business Financial Services, Inc.	2,884	106,679
First Financial Bankshares, Inc.	49,937	1,474,640
First Financial Corp.	4,862	179,311
First Financial Northwest, Inc.(b)	20,853	440,624
First Foundation, Inc.	12,285	80,467
First Hawaiian, Inc.(b)	427	8,865
First Horizon Corp.	7,104	112,030
First Interstate BancSystem, Inc., Class A	59,213	1,644,345
First Merchants Corp.	13,997	465,960
First Mid Bancshares, Inc.(b)	3,631	119,387
First Northwest Bancorp	2,359	22,859
Security	Shares	Value
Banks (continued)
First of Long Island Corp.	24,423	$ 244,718
First Savings Financial Group, Inc.(b)	1,999	35,562
Flushing Financial Corp.	30,294	398,366
FNB Corp.(b)	6,572	89,905
FS Bancorp, Inc.	2,927	106,689
German American Bancorp, Inc.(b)	5,646	199,586
Glacier Bancorp, Inc.(b)	24,952	931,209
Grupo Financiero Banorte SAB de CV, Class O	242,318	1,888,213
Hana Financial Group, Inc.	11,368	499,965
Hancock Whitney Corp.	43,068	2,059,942
Hang Seng Bank Ltd.	3,700	47,569
Hanmi Financial Corp.	1,547	25,866
HarborOne Bancorp, Inc.	6,544	72,835
HBT Financial, Inc.	13,129	268,094
HDFC Bank Ltd.	156,092	3,152,152
Heartland Financial USA, Inc.	9,768	434,188
Heritage Commerce Corp.	55,605	483,764
Heritage Financial Corp.	4,107	74,049
HomeTrust Bancshares, Inc.	10,617	318,829
Hope Bancorp, Inc.	10,636	114,231
Horizon Bancorp, Inc.	44,743	553,471
HSBC Holdings PLC	60,685	523,833
ICICI Bank Ltd.	480,309	6,913,280
Independent Bank Corp.	29,331	791,937
Independent Bank Group, Inc.	16,141	734,738
Industrial & Commercial Bank of China Ltd., Class H	4,123,000	2,450,624
ING Groep NV	39,280	674,935
Intesa Sanpaolo SpA	398,830	1,482,217
Investar Holding Corp.	3,154	48,572
JPMorgan Chase & Co.	44,584	9,017,560
KB Financial Group, Inc.	11,888	676,191
KBC Group NV	8,195	577,440
Kearny Financial Corp.	37,957	233,436
KeyCorp.	192,672	2,737,869
Kotak Mahindra Bank Ltd.	85,297	1,838,969
Kuwait Finance House KSCP	1,381,496	3,206,530
Live Oak Bancshares, Inc.(b)	14,336	502,620
Malayan Banking Bhd.	782,200	1,651,449
Mediobanca Banca di Credito Finanziario SpA	1,673	24,489
Mega Financial Holding Co. Ltd.	873,527	1,087,358
Mercantile Bank Corp.	5,676	230,275
Meridian Corp.	5,635	59,280
Metropolitan Bank Holding Corp.(a)	7,047	296,608
Mid Penn Bancorp, Inc.	1,760	38,632
Midland States Bancorp, Inc.	28,806	652,456
MidWestOne Financial Group, Inc.	9,324	209,697
Mitsubishi UFJ Financial Group, Inc.	274,000	2,957,015
Mizuho Financial Group, Inc.	89,000	1,873,218
National Bank Holdings Corp., Class A	4,857	189,666
National Bank of Kuwait SAKP	137,610	386,916
NatWest Group PLC	40,595	159,704
New York Community Bancorp, Inc., Class A	69,179	222,756
Nordea Bank Abp	107,860	1,285,801
Northeast Community Bancorp, Inc.	3,871	68,981
Northfield Bancorp, Inc.	18,300	173,484
Northrim BanCorp, Inc.	6,221	358,578
NU Holdings Ltd./Cayman Islands, Class A(a)	16,013	206,408
OceanFirst Financial Corp.	120,911	1,921,276
OFG Bancorp	921	34,491
OP Bancorp	8,396	80,518
Origin Bancorp, Inc.(b)	25,962	823,515
Oversea-Chinese Banking Corp. Ltd.	6,300	66,902
Park National Corp.(b)	901	128,248
Master Portfolio Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Peapack-Gladstone Financial Corp.	14,426	$ 326,749
Powszechna Kasa Oszczednosci Bank Polski SA	137,879	2,150,955
Premier Financial Corp.	44,086	902,000
Primis Financial Corp.	21,607	226,441
Prosperity Bancshares, Inc.	3,871	236,673
Provident Financial Services, Inc.	105,746	1,517,455
Public Bank Bhd	689,100	586,836
Qatar National Bank QPSC	615,973	2,477,276
Republic First Bancorp, Inc.(a)	46,639	280
Resona Holdings, Inc.	8,600	57,208
Riverview Bancorp, Inc.	54,868	218,923
Sandy Spring Bancorp, Inc.	48,832	1,189,548
Saudi Awwal Bank	12,696	131,078
Saudi National Bank	140,730	1,388,195
Sberbank of Russia PJSC(a)(d)	141,048	16
ServisFirst Bancshares, Inc.(b)	11,006	695,469
Shore Bancshares, Inc.	19,609	224,523
Sierra Bancorp	5,411	121,098
SmartFinancial, Inc.	5,532	130,942
Societe Generale SA	1,411	33,174
South Plains Financial, Inc.	5,105	137,835
Southern First Bancshares, Inc.(a)	3,717	108,685
Southern Missouri Bancorp, Inc.	2,924	131,609
Southside Bancshares, Inc.	6,400	176,704
SouthState Corp.	3,874	296,051
Standard Bank Group Ltd.	277,361	3,229,556
Standard Chartered PLC	15,136	136,670
State Bank of India	212,083	2,154,622
Stellar Bancorp, Inc.	9,749	223,837
Stock Yards Bancorp, Inc.(b)	1,522	75,598
Sumitomo Mitsui Financial Group, Inc.	24,500	1,644,559
Sumitomo Mitsui Trust Holdings, Inc.	38,000	873,285
Texas Capital Bancshares, Inc.(a)	1,558	95,256
TFS Financial Corp.	169	2,133
Tompkins Financial Corp.	4,624	226,114
Toronto-Dominion Bank	4,811	264,455
Towne Bank/Portsmouth VA	7,116	194,053
TriCo Bancshares(b)	7,525	297,764
Truist Financial Corp.	19,806	769,463
Turkiye Garanti Bankasi A/S, Class A	202,562	697,233
Turkiye Is Bankasi A/S, Class C	260,315	126,352
U.S. Bancorp(b)	21,301	845,650
UMB Financial Corp.	13,426	1,119,997
UniCredit SpA	18,393	680,652
United Bankshares, Inc.	26,302	853,237
United Overseas Bank Ltd.	5,500	126,865
Univest Financial Corp.	28,764	656,682
Valley National Bancorp(b)	183,798	1,282,910
Veritex Holdings, Inc.	4,474	94,357
WaFd, Inc.(b)	18,484	528,273
Washington Trust Bancorp, Inc.(b)	17,039	467,039
Wells Fargo & Co.	5,939	352,717
WesBanco, Inc.(b)	19,322	539,277
Westamerica BanCorp	1,894	91,916
Western New England Bancorp, Inc.	9,806	67,465
Westpac Banking Corp.	52,405	948,905
		149,961,734
Beverages — 0.7%
Ambev SA	1,240,359	2,531,707
Boston Beer Co., Inc., Class A(a)	662	201,943
Brown-Forman Corp., Class A(b)	155	6,840
Coca-Cola Consolidated, Inc.(b)	556	603,260
Security	Shares	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV	41,767	$ 358,130
Coca-Cola Femsa SAB de CV, ADR	6,038	518,302
Diageo PLC	7,641	239,881
Kweichow Moutai Co. Ltd., Class A	6,300	1,263,364
Luzhou Laojiao Co. Ltd., Class A	30,400	596,273
MGP Ingredients, Inc.(b)	4,521	336,362
Monster Beverage Corp.(a)	30,395	1,518,230
National Beverage Corp.	14,040	719,410
PepsiCo, Inc.	17,416	2,872,421
Pernod Ricard SA	804	109,698
Primo Water Corp.	47,295	1,033,869
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	42,100	1,213,112
Wuliangye Yibin Co. Ltd., Class A	162,400	2,841,414
		16,964,216
Biotechnology — 3.5%
2seventy bio, Inc.(a)	13,863	53,373
3SBio, Inc.(c)	1,476,500	1,214,805
4D Molecular Therapeutics, Inc.(a)	12,978	272,408
89bio, Inc.(a)	12,648	101,310
AbbVie, Inc.	10,609	1,819,656
Abeona Therapeutics, Inc.(a)	621	2,633
Absci Corp.(a)	19,487	60,020
ACADIA Pharmaceuticals, Inc.(a)	39,675	644,719
Adaptimmune Therapeutics PLC, ADR(a)	8,118	7,914
ADMA Biologics, Inc.(a)	53,374	596,721
Affimed NV(a)	1,134	6,180
Agios Pharmaceuticals, Inc.(a)	12,320	531,238
Akebia Therapeutics, Inc.(a)	20,348	20,755
Akero Therapeutics, Inc.(a)	17,885	419,582
Alector, Inc.(a)	37,165	168,729
Aligos Therapeutics, Inc.(a)	3,453	1,209
Alkermes PLC(a)	19,480	469,468
Allogene Therapeutics, Inc.(a)(b)	17,487	40,745
Alnylam Pharmaceuticals, Inc.(a)(b)	7,481	1,817,883
Altimmune, Inc.(a)(b)	10,013	66,586
ALX Oncology Holdings, Inc.(a)	4,859	29,300
Amgen, Inc.	6,043	1,888,135
Amicus Therapeutics, Inc.(a)	67,663	671,217
Anika Therapeutics, Inc.(a)	8,959	226,931
Annexon, Inc.(a)	25,264	123,794
Apellis Pharmaceuticals, Inc.(a)	1,286	49,331
Apogee Therapeutics, Inc.(a)(b)	6,023	237,005
Aprea Therapeutics, Inc.(a)	289	1,176
Aptinyx, Inc.(a)(d)	12,794	—
Arcellx, Inc.(a)	8,014	442,293
Arcturus Therapeutics Holdings, Inc.(a)	10,544	256,746
Arcus Biosciences, Inc.(a)	28,058	427,323
Arcutis Biotherapeutics, Inc.(a)	24,682	229,543
Ardelyx, Inc.(a)	43,325	321,038
Arrowhead Pharmaceuticals, Inc.(a)	25,268	656,715
Astria Therapeutics, Inc.(a)	11,248	102,357
Atossa Therapeutics, Inc.(a)(b)	14,288	17,003
Avid Bioservices, Inc.(a)	11,669	83,317
Avidity Biosciences, Inc.(a)	22,820	932,197
Beam Therapeutics, Inc.(a)	25,713	602,456
BeiGene Ltd.(a)	40,100	437,784
BioCryst Pharmaceuticals, Inc.(a)	84,473	522,043
Biogen, Inc.(a)	8,358	1,937,552
Biohaven Ltd.(a)	8,404	291,703
BioMarin Pharmaceutical, Inc.(a)	2,993	246,414
BioNTech SE, ADR(a)	520	41,787
12
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Black Diamond Therapeutics, Inc.(a)	10,139	$ 47,248
Blueprint Medicines Corp.(a)	15,222	1,640,627
Bolt Biotherapeutics, Inc.(a)	1,792	1,344
Bridgebio Pharma, Inc.(a)(b)	30,811	780,443
C4 Therapeutics, Inc.(a)	22,677	104,768
Cabaletta Bio, Inc.(a)	18,345	137,221
CareDx, Inc.(a)	35,826	556,378
Caribou Biosciences, Inc.(a)	14,514	23,803
Catalyst Pharmaceuticals, Inc.(a)	33,078	512,378
Celldex Therapeutics, Inc.(a)(b)	10,632	393,490
Celltrion, Inc.	7,830	987,228
Cerevel Therapeutics Holdings, Inc.(a)	5,233	213,977
Cogent Biosciences, Inc.(a)	7,321	61,716
Coherus Biosciences, Inc.(a)(b)	58,839	101,791
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	516	23,349
Crinetics Pharmaceuticals, Inc.(a)	13,098	586,659
CSL Ltd.	4,305	844,198
Cytokinetics, Inc.(a)	22,109	1,197,866
Day One Biopharmaceuticals, Inc.(a)	10,567	145,613
Denali Therapeutics, Inc.(a)	54,788	1,272,177
Dynavax Technologies Corp.(a)	31,778	356,867
Dyne Therapeutics, Inc.(a)	19,025	671,392
Eagle Pharmaceuticals, Inc.(a)	2,310	12,936
Editas Medicine, Inc.(a)	34,530	161,255
Emergent BioSolutions, Inc.(a)	61,640	420,385
Enanta Pharmaceuticals, Inc.(a)	11,800	153,046
Erasca, Inc.(a)	3,019	7,125
Exact Sciences Corp.(a)(b)	7,528	318,058
Exagen, Inc.(a)	3,771	6,863
Exelixis, Inc.(a)	32,592	732,342
Exicure, Inc.(a)	178	58
Fate Therapeutics, Inc.(a)	60,121	197,197
Fennec Pharmaceuticals, Inc.(a)	2,062	12,599
Foghorn Therapeutics, Inc.(a)	2,905	16,704
G1 Therapeutics, Inc.(a)(b)	8,411	19,177
Galera Therapeutics, Inc.(a)	7	1
Genmab A/S(a)	1,856	465,101
Geron Corp.(a)	74,437	315,613
Gilead Sciences, Inc.	97,658	6,700,315
GRAIL, Inc.(a)	439	6,747
Halozyme Therapeutics, Inc.(a)(b)	31,866	1,668,504
Heron Therapeutics, Inc.(a)	22,992	80,472
Hugel, Inc.(a)	699	117,017
Ideaya Biosciences, Inc.(a)	20,147	707,361
Immunome, Inc.(a)	5,810	70,301
Immunovant, Inc.(a)	12,637	333,617
Incyte Corp.(a)	64,548	3,912,900
Insmed, Inc.(a)	34,460	2,308,820
Intellia Therapeutics, Inc.(a)(b)	48,634	1,088,429
Ionis Pharmaceuticals, Inc.(a)	14,140	673,912
Iovance Biotherapeutics, Inc.(a)	50,484	404,882
Ironwood Pharmaceuticals, Inc., Class A(a)	35,822	233,559
iTeos Therapeutics, Inc.(a)	44,363	658,347
Janux Therapeutics, Inc.(a)	5,225	218,875
Karyopharm Therapeutics, Inc.(a)	22,145	19,213
Keros Therapeutics, Inc.(a)	6,183	282,563
Kineta, Inc.(a)	347	184
Kiniksa Pharmaceuticals International PLC(a)	30,668	572,572
Kodiak Sciences, Inc.(a)	12,727	29,908
Kronos Bio, Inc.(a)	4,102	5,086
Krystal Biotech, Inc.(a)	2,759	506,663
Kura Oncology, Inc.(a)	24,356	501,490
Kymera Therapeutics, Inc.(a)	14,563	434,706
Security	Shares	Value
Biotechnology (continued)
Lyell Immunopharma, Inc.(a)	11,166	$ 16,191
Madrigal Pharmaceuticals, Inc.(a)(b)	3,092	866,255
MannKind Corp.(a)(b)	28,294	147,695
MiMedx Group, Inc.(a)	33,246	230,395
Mineralys Therapeutics, Inc.(a)	5,847	68,410
Mirum Pharmaceuticals, Inc.(a)	4,269	145,957
Morphic Holding, Inc.(a)(b)	8,151	277,705
Myriad Genetics, Inc.(a)	23,108	565,222
Natera, Inc.(a)	5,260	569,605
Neurocrine Biosciences, Inc.(a)	17,074	2,350,578
NextCure, Inc.(a)	8,270	13,149
Nkarta, Inc.(a)	16,890	99,820
Novavax, Inc.(a)(b)	30,010	379,927
Nurix Therapeutics, Inc.(a)	23,956	499,962
Nuvalent, Inc., Class A(a)(b)	4,216	319,826
Nymox Pharmaceutical Corp.(a)	5,685	1,080
Olema Pharmaceuticals, Inc.(a)(b)	14,453	156,381
ORIC Pharmaceuticals, Inc.(a)	4,362	30,839
Passage Bio, Inc.(a)	10,080	8,006
PMV Pharmaceuticals, Inc.(a)(b)	16,133	26,135
Poseida Therapeutics, Inc.(a)	6,170	18,016
Praxis Precision Medicines, Inc.(a)	2,743	113,451
Precigen, Inc.(a)(b)	4,797	7,579
Precision BioSciences, Inc.(a)	387	3,766
Prelude Therapeutics, Inc.(a)	1,472	5,608
Protagonist Therapeutics, Inc.(a)	13,457	466,285
Prothena Corp. PLC(a)	15,017	309,951
PTC Therapeutics, Inc.(a)	23,402	715,633
Puma Biotechnology, Inc.(a)(b)	9,507	30,993
Quince Therapeutics, Inc.(a)	608	456
Recursion Pharmaceuticals, Inc., Class A(a)(b)	54,926	411,945
Regeneron Pharmaceuticals, Inc.(a)	606	636,924
REGENXBIO, Inc.(a)	22,936	268,351
Relay Therapeutics, Inc.(a)	55,237	360,145
Replimune Group, Inc.(a)	16,761	150,849
REVOLUTION Medicines, Inc.(a)	26,586	1,031,803
Rhythm Pharmaceuticals, Inc.(a)(b)	12,017	493,418
Rigel Pharmaceuticals, Inc.(a)	2,191	18,010
Rocket Pharmaceuticals, Inc.(a)(b)	6,695	144,143
Sage Therapeutics, Inc.(a)	16,025	174,032
Sana Biotechnology, Inc.(a)	35,931	196,183
Sarepta Therapeutics, Inc.(a)(b)	4,987	787,946
Scholar Rock Holding Corp.(a)	22,604	188,291
Seegene, Inc.	30,595	443,094
Shattuck Labs, Inc.(a)(b)	2,634	10,167
Solid Biosciences, Inc.(a)(b)	2,753	15,610
SpringWorks Therapeutics, Inc.(a)	14,053	529,377
Spyre Therapeutics, Inc.(a)	3,097	72,810
SQZ Biotechnologies Co.(a)	1,471	54
Stoke Therapeutics, Inc.(a)	6,430	86,869
Sutro Biopharma, Inc.(a)	43,538	127,566
Syndax Pharmaceuticals, Inc.(a)	40,739	836,372
Syros Pharmaceuticals, Inc.(a)(b)	870	4,489
Taysha Gene Therapies, Inc.(a)	32,615	73,058
TG Therapeutics, Inc.(a)(b)	36,644	651,897
Travere Therapeutics, Inc.(a)(b)	36,403	299,233
Twist Bioscience Corp.(a)(b)	17,194	847,320
Ultragenyx Pharmaceutical, Inc.(a)	8,252	339,157
United Therapeutics Corp.(a)	6,513	2,074,716
UNITY Biotechnology, Inc.(a)	517	698
UroGen Pharma Ltd.(a)	4,675	78,447
Vanda Pharmaceuticals, Inc.(a)	95,543	539,818
Vaxcyte, Inc.(a)	17,505	1,321,803
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vera Therapeutics, Inc., Class A(a)	8,858	$ 320,482
Veracyte, Inc.(a)	41,744	904,593
Vericel Corp.(a)	13,137	602,726
Vertex Pharmaceuticals, Inc.(a)	540	253,109
Verve Therapeutics, Inc.(a)(b)	36,757	179,374
Viking Therapeutics, Inc.(a)(b)	11,879	629,706
Vincerx Pharma, Inc.(a)	1,674	1,356
Vir Biotechnology, Inc.(a)	38,782	345,160
Viridian Therapeutics, Inc.(a)	6,980	90,810
Voyager Therapeutics, Inc.(a)(b)	19,010	150,369
Xencor, Inc.(a)	35,519	672,375
Zai Lab Ltd.(a)	311,200	530,078
Zentalis Pharmaceuticals, Inc.(a)	7,312	29,906
Zymeworks, Inc.(a)(b)	7,598	64,659
		80,560,704
Broadline Retail — 2.7%
Alibaba Group Holding Ltd.	1,076,760	9,704,663
Amazon.com, Inc.(a)	208,270	40,248,177
Coupang, Inc., Class A(a)	7,096	148,661
Dillard’s, Inc., Class A(b)	1,192	524,945
Etsy, Inc.(a)	3,351	197,642
JD.com, Inc., Class A	172,536	2,240,770
Kohl’s Corp.(b)	17,940	412,441
Macy’s, Inc.	11,973	229,882
MercadoLibre, Inc.(a)	261	428,927
Naspers Ltd., Class N	4,304	843,879
Next PLC	769	87,757
Nordstrom, Inc.	367	7,788
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,020	394,643
PDD Holdings, Inc., ADR(a)	34,084	4,531,468
Prosus NV	11,801	419,626
Rakuten Group, Inc.(a)	25,900	134,173
Wesfarmers Ltd.	28,561	1,236,733
		61,792,175
Building Products — 0.9%
AAON, Inc.(b)	4,251	370,856
Advanced Drainage Systems, Inc.(b)	9,887	1,585,776
American Woodmark Corp.(a)	8,953	703,706
Apogee Enterprises, Inc.	8,539	536,548
Assa Abloy AB, Class B	24,941	706,342
AZEK Co., Inc., Class A(a)	17,222	725,563
Blue Star Ltd.	32,100	627,995
Builders FirstSource, Inc.(a)	13,092	1,812,064
Carlisle Cos., Inc.	672	272,301
Cie de Saint-Gobain SA	422	32,821
CSW Industrials, Inc.(b)	2,790	740,215
Daikin Industries Ltd.	2,400	334,118
Fortune Brands Innovations, Inc.	10,038	651,868
Gibraltar Industries, Inc.(a)	16,077	1,102,078
Griffon Corp.	5,567	355,509
Hayward Holdings, Inc.(a)(b)	231	2,841
Insteel Industries, Inc.	4,176	129,289
Janus International Group, Inc.(a)	53,363	673,975
JELD-WEN Holding, Inc.(a)	45,436	612,023
Kingspan Group PLC	276	23,456
Lennox International, Inc.(b)	219	117,161
Masco Corp.	13,209	880,644
Masterbrand, Inc.(a)	42,831	628,759
Nibe Industrier AB, Class B	13,275	55,988
Owens Corning	1,577	273,956
Quanex Building Products Corp.(b)	12,050	333,182
Security	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.(a)	22,659	$ 443,210
Tecnoglass, Inc.	2,593	130,117
Trane Technologies PLC	5,819	1,914,044
Trex Co., Inc.(a)	8,510	630,761
UFP Industries, Inc.	24,472	2,740,864
Zurn Elkay Water Solutions Corp.	21,621	635,657
		20,783,687
Capital Markets — 2.1%
3i Group PLC	23,405	902,049
Ameriprise Financial, Inc.	2,376	1,015,003
Amundi SA(c)	2,681	173,399
Ares Management Corp., Class A	1,083	144,342
Artisan Partners Asset Management, Inc., Class A	15,515	640,304
AssetMark Financial Holdings, Inc.(a)	15,543	537,011
B3 SA - Brasil Bolsa Balcao	406,292	744,250
Bank of New York Mellon Corp.	7,102	425,339
Blackstone, Inc., Class A(b)	5,830	721,754
Brightsphere Investment Group, Inc.	31,699	702,767
Brookfield Corp., Class A	2,129	88,550
Carlyle Group, Inc.(b)	700	28,105
Charles Schwab Corp.	11,499	847,361
CME Group, Inc., Class A	6,027	1,184,908
Cohen & Steers, Inc.(b)	4,411	320,062
Coinbase Global, Inc., Class A(a)	4,769	1,059,815
Daiwa Securities Group, Inc.	12,200	93,663
Deutsche Bank AG, Class N, Registered Shares	12,017	192,062
Deutsche Boerse AG, Class N	1,300	265,716
Donnelley Financial Solutions, Inc.(a)	15,936	950,104
Euronext NV(c)	469	43,462
Evercore, Inc., Class A	7,992	1,665,773
Federated Hermes, Inc., Class B	30,207	993,206
Franklin Resources, Inc.(b)	62,223	1,390,684
Futu Holdings Ltd., ADR(a)	1,302	85,418
GCM Grosvenor, Inc., Class A	7,212	70,389
Goldman Sachs Group, Inc.	2,334	1,055,715
Hamilton Lane, Inc., Class A	11,399	1,408,688
Hargreaves Lansdown PLC	2,544	36,263
Hong Kong Exchanges & Clearing Ltd.	3,600	115,211
Houlihan Lokey, Inc., Class A	8,560	1,154,402
Invesco Ltd.	239,053	3,576,233
KKR & Co., Inc., Class A	15,620	1,643,849
Lazard, Inc.(b)	5,317	203,003
London Stock Exchange Group PLC	1,737	205,971
LPL Financial Holdings, Inc.	942	263,101
Macquarie Group Ltd.	3,019	410,799
Moelis & Co., Class A(b)	2,963	168,476
Moody’s Corp.	691	290,863
Morgan Stanley	7,444	723,482
Morningstar, Inc.	1,744	515,962
MSCI, Inc., Class A	4,077	1,964,095
Nasdaq, Inc.	61,444	3,702,615
Nippon Life India Asset Management Ltd.(c)	81,837	631,725
Nomura Holdings, Inc.	30,900	178,489
Oppenheimer Holdings, Inc., Class A	2,010	96,299
Partners Group Holding AG	200	256,111
Patria Investments Ltd., Class A	43,844	528,759
Piper Sandler Cos.	4,027	926,895
PJT Partners, Inc., Class A(b)	6,860	740,263
S&P Global, Inc.	13,765	6,139,190
Samsung Securities Co. Ltd.	30,169	868,426
SBI Holdings, Inc.	7,400	187,816
Schroders PLC	9,566	43,779
14
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	1,280,300	$ 754,845
Silvercrest Asset Management Group, Inc., Class A	2,644	41,220
St. James’s Place PLC	3,747	25,749
State Street Corp.	11,605	858,770
StepStone Group, Inc., Class A(b)	9,043	414,983
Stifel Financial Corp.(b)	6,273	527,873
UBS Group AG, Registered Shares	26,606	781,422
Victory Capital Holdings, Inc., Class A	18,774	896,083
Virtu Financial, Inc., Class A	5,046	113,283
XP, Inc., Class A	1,114	19,595
		47,755,799
Chemicals — 0.9%
AdvanSix, Inc.	15,086	345,771
Air Liquide SA	1,586	273,724
Alto Ingredients, Inc.(a)	10,259	14,824
Arcadium Lithium PLC(a)	57,998	194,873
Arkema SA	605	52,722
Aspen Aerogels, Inc.(a)	6,161	146,940
Avient Corp.	4,820	210,393
Cabot Corp.(b)	16,003	1,470,516
Chambal Fertilisers and Chemicals Ltd.	316,252	1,919,772
Corteva, Inc.	12,036	649,222
Covestro AG(a)(c)	592	34,701
Croda International PLC	1,292	64,276
Ginkgo Bioworks Holdings, Inc., Class A(a)	2,810	939
Hawkins, Inc.	4,345	395,395
Huntsman Corp.	32,653	743,509
Indorama Ventures PCL, NVDR	602,000	318,877
Ingevity Corp.(a)	11,653	509,353
Innospec, Inc.	3,757	464,328
Johnson Matthey PLC	871	17,253
KCC Corp.	5,085	1,133,574
Koppers Holdings, Inc.	8,957	331,319
LG Chem Ltd.	8,615	2,146,812
Minerals Technologies, Inc.(b)	13,084	1,088,065
Mosaic Co.	31,852	920,523
National Industrialization Co.(a)	131,880	401,087
NewMarket Corp.	20	10,311
Orion SA	8,799	193,050
PhosAgro PJSC(a)(d)	3,231	—
PhosAgro PJSC, GDR(a)(d)	62	1
PPG Industries, Inc.	8,849	1,114,001
Quaker Chemical Corp.(b)	8,277	1,404,607
Rayonier Advanced Materials, Inc.(a)	11,064	60,188
Saudi Basic Industries Corp.	156,446	3,065,034
Sensient Technologies Corp.(b)	5,683	421,622
Stepan Co.	1,953	163,974
Supreme Industries Ltd.	1,882	134,127
Tronox Holdings PLC	8,136	127,654
		20,543,337
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.(b)	21,613	1,092,969
Brambles Ltd.	51,377	495,784
BrightView Holdings, Inc.(a)	18,913	251,543
Brink’s Co.	4,740	485,376
CECO Environmental Corp.(a)	6,033	174,052
Cimpress PLC(a)	2,993	262,217
Cintas Corp.	10,015	7,013,104
Clean Harbors, Inc.(a)	631	142,701
CoreCivic, Inc.(a)	49,936	648,169
Deluxe Corp.(b)	3,873	86,988
Driven Brands Holdings, Inc.(a)	184	2,342
Security	Shares	Value
Commercial Services & Supplies (continued)
GEO Group, Inc.(a)	13,286	$ 190,787
GFL Environmental, Inc.	9,123	355,304
Healthcare Services Group, Inc.(a)	57,955	613,164
Liquidity Services, Inc.(a)	10,177	203,336
Matthews International Corp., Class A	7,232	181,162
MillerKnoll, Inc.	6,458	171,072
MSA Safety, Inc.	124	23,274
RB Global, Inc.	1,244	94,992
Steelcase, Inc., Class A	42,357	548,947
Stericycle, Inc.(a)	311	18,078
UniFirst Corp.	1,208	207,208
Veralto Corp.	6,048	577,402
Viad Corp.(a)	2,842	96,628
Waste Connections, Inc.	9,366	1,642,422
Waste Management, Inc.	37,142	7,923,874
		23,502,895
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	6,334	2,219,940
Calix, Inc.(a)	21,120	748,282
Cisco Systems, Inc.	7,073	336,038
Harmonic, Inc.(a)	6,131	72,162
Infinera Corp.(a)(b)	23,551	143,426
Juniper Networks, Inc.	5,384	196,301
Motorola Solutions, Inc.	12,529	4,836,820
NETGEAR, Inc.(a)	52,494	803,158
Ubiquiti, Inc.(b)	697	101,525
Viasat, Inc.(a)(b)	29,277	371,818
Viavi Solutions, Inc.(a)	39,822	273,577
ZTE Corp., Class A	154,900	591,128
ZTE Corp., Class H(a)	174,000	383,297
		11,077,472
Construction & Engineering — 1.3%
AECOM(b)	25,829	2,276,568
Ameresco, Inc., Class A(a)	2,487	71,650
API Group Corp.(a)	12,609	474,477
Arcosa, Inc.	10,372	865,129
Argan, Inc.	9,314	681,412
Bouygues SA	1,014	32,594
China Railway Group Ltd., Class H	534,000	294,583
China State Construction Engineering Corp. Ltd., Class A	77,700	56,492
Comfort Systems USA, Inc.	7,923	2,409,543
Construction Partners, Inc., Class A(a)	15,289	844,106
Dycom Industries, Inc.(a)	6,600	1,113,816
Eiffage SA	2,211	203,205
EMCOR Group, Inc.	7,919	2,891,068
Ferrovial SE	793	30,806
Fluor Corp.(a)	36,793	1,602,335
HDC Hyundai Development Co-Engineering & Construction, Class E	45,562	601,156
IES Holdings, Inc.(a)	1,547	215,543
IJM Corp. Bhd.	1,056,800	682,061
ITD Cementation India Ltd.	123,745	778,312
Kalpataru Projects International Ltd.	14,478	204,057
Larsen & Toubro Ltd.	37,432	1,590,022
MasTec, Inc.(a)	17,643	1,887,625
Matrix Service Co.(a)	8,857	87,950
MYR Group, Inc.(a)	7,888	1,070,480
NBCC India Ltd.	161,581	303,332
NCC Ltd./India	183,815	696,042
Obayashi Corp.	16,600	198,376
Primoris Services Corp.	33,286	1,660,639
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	5,406	$ 1,373,611
Shimizu Corp.	13,500	76,077
Stantec, Inc.	1,259	105,401
Sterling Infrastructure, Inc.(a)	8,670	1,026,008
Tutor Perini Corp.(a)	29,135	634,560
Vinci SA	6,125	645,602
Voltas Ltd.	134,358	2,370,911
WillScot Mobile Mini Holdings Corp.(a)	7,779	292,802
Worley Ltd.	23,510	234,119
		30,582,470
Construction Materials — 0.3%
CRH PLC	11,874	890,312
GCC SAB de CV	79,577	745,662
Heidelberg Materials AG	6,034	623,759
Holcim AG	17,333	1,532,100
James Hardie Industries PLC(a)	23,942	749,327
Knife River Corp.(a)	3,621	253,977
Shree Cement Ltd.	1,736	579,549
Summit Materials, Inc., Class A(a)(b)	23,816	871,904
Vulcan Materials Co.	2,341	582,160
		6,828,750
Consumer Finance — 0.5%
American Express Co.	7,798	1,805,627
Bajaj Finance Ltd.	13,867	1,181,788
Capital One Financial Corp.	839	116,160
Discover Financial Services	1,379	180,387
Encore Capital Group, Inc.(a)	9,457	394,641
Enova International, Inc.(a)	17,611	1,096,285
EZCORP, Inc., Class A(a)(b)	59,343	621,321
FirstCash Holdings, Inc.	12,999	1,363,335
Isracard Ltd.	1	3
LendingTree, Inc.(a)	8,048	334,716
OneMain Holdings, Inc.(b)	48,818	2,367,185
Oportun Financial Corp.(a)	7,285	21,126
PRA Group, Inc.(a)	8,762	172,261
PROG Holdings, Inc.	19,817	687,254
Regional Management Corp.	12,018	345,397
Upstart Holdings, Inc.(a)(b)	10,545	248,756
World Acceptance Corp.(a)	919	113,570
		11,049,812
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	1,232	24,332
Andersons, Inc.(b)	9,196	456,122
BIM Birlesik Magazalar A/S, Class A	20,153	336,349
BinDawood Holding Co.	75,789	149,493
Carrefour SA	3,681	52,161
Coles Group Ltd.	31,226	353,747
Costco Wholesale Corp.	11,936	10,145,481
CP ALL PCL, NVDR	1,197,900	1,791,550
Dollar General Corp.	1,256	166,081
Grocery Outlet Holding Corp.(a)	638	14,113
J Sainsbury PLC	55,156	177,704
Kroger Co.	75,707	3,780,050
Loblaw Cos. Ltd.	3,989	462,742
Marks & Spencer Group PLC	28,784	104,075
Migros Ticaret A/S, Class A	67,201	1,089,817
Ocado Group PLC(a)	2,725	9,898
Performance Food Group Co.(a)	13,980	924,218
Ping An Healthcare & Technology Co. Ltd.(a)(c)	185,000	271,004
PriceSmart, Inc.	9,774	793,649
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Redcare Pharmacy NV(a)(c)	973	$ 118,691
SpartanNash Co.	11,659	218,723
Sprouts Farmers Market, Inc.(a)	21,963	1,837,425
Sysco Corp.	9,495	677,848
Target Corp.	11,424	1,691,209
Tesco PLC	77,894	300,886
Wal-Mart de Mexico SAB de CV	1,073,642	3,653,728
Walmart, Inc.	92,057	6,233,179
		35,834,275
Containers & Packaging — 0.0%
Ardagh Group SA, Class A(a)	56	358
Ardagh Metal Packaging SA	376	1,278
Packaging Corp. of America	2,460	449,098
Silgan Holdings, Inc.	282	11,937
TriMas Corp.	7,215	184,415
		647,086
Distributors — 0.0%
Pool Corp.(b)	743	228,346
Diversified Consumer Services — 0.3%
2U, Inc.(a)	326	1,672
ADT, Inc.(b)	444	3,374
Adtalem Global Education, Inc.(a)	2,969	202,515
American Public Education, Inc.(a)	4,631	81,413
Chegg, Inc.(a)	25,572	80,808
Cogna Educacao SA(a)	2,622,773	830,452
Coursera, Inc.(a)	34,763	248,903
Duolingo, Inc., Class A(a)	2,224	464,082
Frontdoor, Inc.(a)	41,573	1,404,752
Grand Canyon Education, Inc.(a)	102	14,271
Laureate Education, Inc., Class A	99,108	1,480,674
Mister Car Wash, Inc.(a)(b)	252	1,794
New Oriental Education & Technology Group, Inc.(a)	28,600	219,823
OneSpaWorld Holdings Ltd.(a)	19,537	300,284
Perdoceo Education Corp.	9,927	212,636
Strategic Education, Inc.	7,936	878,198
Stride, Inc.(a)	5,054	356,307
Universal Technical Institute, Inc.(a)	13,558	213,267
		6,995,225
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	6,342	107,560
American Assets Trust, Inc.	68,111	1,524,324
Armada Hoffler Properties, Inc.	27,637	306,494
British Land Co. PLC	6,441	33,479
Broadstone Net Lease, Inc.	8,332	132,229
CTO Realty Growth, Inc.	7,143	124,717
Empire State Realty Trust, Inc., Class A	9,893	92,796
Gladstone Commercial Corp.	9,693	138,319
Land Securities Group PLC	3,870	30,239
One Liberty Properties, Inc.	3,031	71,168
		2,561,325
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	52,101	995,650
ATN International, Inc.	4,093	93,320
Bandwidth, Inc., Class A(a)	22,230	375,242
Chunghwa Telecom Co. Ltd.	397,000	1,538,331
Cogent Communications Holdings, Inc.(b)	7,386	416,866
Consolidated Communications Holdings, Inc.(a)	12,802	56,329
Emirates Telecommunications Group Co. PJSC	36,529	160,119
Globalstar, Inc.(a)(b)	31,346	35,108
16
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Hellenic Telecommunications Organization SA, Class R	59,679	$ 857,811
IDT Corp., Class B	2,742	98,493
Iridium Communications, Inc.	7,270	193,527
Liberty Latin America Ltd., Class A(a)	11,559	111,082
Lumen Technologies, Inc.(a)(b)	317,842	349,626
Ooredoo QPSC	199,506	558,174
Saudi Telecom Co.	182,557	1,824,667
Telefonica Brasil SA	126,351	1,024,804
		8,689,149
Electric Utilities — 0.6%
Acciona SA	175	20,710
ALLETE, Inc.	9,937	619,572
CESC Ltd.	439,478	853,410
CK Infrastructure Holdings Ltd.	3,500	19,765
CLP Holdings Ltd.	8,500	68,749
EDP - Energias de Portugal SA	58,010	217,497
Enel SpA	27,892	193,537
Exelon Corp.	89,902	3,111,508
Hawaiian Electric Industries, Inc.(b)	356	3,211
Iberdrola SA	21,409	277,780
Inter RAO UES PJSC(a)(d)	5,347,154	624
Kansai Electric Power Co., Inc.	5,800	97,392
Korea Electric Power Corp.(a)	9,932	140,599
OGE Energy Corp.	45,868	1,637,488
Origin Energy Ltd.	6,587	47,657
PNM Resources, Inc.	30,753	1,136,631
Portland General Electric Co.(b)	5,191	224,459
Power Assets Holdings Ltd.	7,000	37,831
Power Grid Corp. of India Ltd.	394,296	1,561,532
Saudi Electricity Co.	209,460	917,278
SSE PLC	6,051	136,653
Tata Power Co. Ltd.	93,869	495,319
Tenaga Nasional Bhd	405,100	1,183,313
Terna - Rete Elettrica Nazionale	4,347	33,509
Xcel Energy, Inc.	10,438	557,494
		13,593,518
Electrical Equipment — 1.0%
ABB India Ltd.	5,358	545,313
ABB Ltd., Class N, Registered Shares	46,891	2,600,148
Acuity Brands, Inc.	2,364	570,764
Allient, Inc.	11,849	299,424
American Superconductor Corp.(a)	5,131	120,014
AMETEK, Inc.	6,510	1,085,282
Array Technologies, Inc.(a)	10,510	107,833
Atkore, Inc.(b)	11,162	1,506,089
Bloom Energy Corp., Class A(a)(b)	18,093	221,458
Eaton Corp. PLC	20,996	6,583,296
Emerson Electric Co.	3,145	346,453
Encore Wire Corp.	3,654	1,059,039
EnerSys	14,990	1,551,765
Enovix Corp.(a)	13,187	203,871
Fluence Energy, Inc., Class A(a)	3,182	55,176
Havells India Ltd.	76,468	1,670,121
Hitachi Energy India Ltd.	2,197	339,723
KEI Industries Ltd.	15,072	798,341
Legrand SA	696	69,082
NEXTracker, Inc., Class A(a)	23,461	1,099,852
Powell Industries, Inc.(b)	842	120,743
Schneider Electric SE	2,181	522,885
Shoals Technologies Group, Inc., Class A(a)	25,695	160,337
Siemens Energy AG(a)	14,980	390,597
Security	Shares	Value
Electrical Equipment (continued)
Signify NV(c)	3,206	$ 79,623
Sunrun, Inc.(a)	48,190	571,533
Vertiv Holdings Co., Class A	3,808	329,658
Vestas Wind Systems A/S(a)	2,291	53,124
Vicor Corp.(a)(b)	7,559	250,656
		23,312,200
Electronic Equipment, Instruments & Components — 1.9%
Arlo Technologies, Inc.(a)	21,279	277,478
AUO Corp.	469,000	256,476
Avnet, Inc.	37,303	1,920,732
Badger Meter, Inc.	7,825	1,458,189
Benchmark Electronics, Inc.	24,958	984,843
BOE Technology Group Co. Ltd., Class A	4,985,300	2,790,188
Crane NXT Co.(b)	160	9,827
ePlus, Inc.(a)	9,215	678,961
Fabrinet(a)	8,348	2,043,507
FARO Technologies, Inc.(a)	21,614	345,824
Flex Ltd.(a)	83,976	2,476,452
Genius Electronic Optical Co. Ltd.	24,000	488,494
Halma PLC	13,166	448,770
Hexagon AB, Class B	9,662	109,482
Hon Hai Precision Industry Co. Ltd.	772,000	5,082,788
Insight Enterprises, Inc.(a)	9,091	1,803,291
Itron, Inc.(a)	13,066	1,293,011
Keyence Corp.	2,300	1,006,659
Kimball Electronics, Inc.(a)	21,669	476,285
Kyocera Corp.	12,000	138,406
Littelfuse, Inc.	99	25,303
Lotes Co. Ltd.	25,000	1,253,133
Methode Electronics, Inc.	8,524	88,223
Mirion Technologies, Inc., Class A(a)	7,153	76,823
Murata Manufacturing Co. Ltd.	16,200	335,476
Napco Security Technologies, Inc.(b)	3,500	181,825
Novanta, Inc.(a)	1,352	220,525
OSI Systems, Inc.(a)	5,654	777,538
PC Connection, Inc.	12,927	829,913
Plexus Corp.(a)	9,805	1,011,680
Primax Electronics Ltd.	731,000	2,118,671
Rogers Corp.(a)	2,094	252,557
Sanmina Corp.(a)	21,755	1,441,269
ScanSource, Inc.(a)(b)	12,166	539,075
Spectris PLC	5,944	208,547
TD SYNNEX Corp.	14,082	1,625,063
TE Connectivity Ltd.	45,334	6,819,594
TTM Technologies, Inc.(a)(b)	68,047	1,322,153
Universal Microwave Technology, Inc.	52,000	461,302
Vishay Precision Group, Inc.(a)	2,668	81,214
		43,759,547
Energy Equipment & Services — 0.8%
Archrock, Inc.	49,345	997,756
Baker Hughes Co., Class A	43,745	1,538,512
Borr Drilling Ltd.	65,988	425,623
Bristow Group, Inc.(a)(b)	2,939	98,545
ChampionX Corp.	35,161	1,167,697
Diamond Offshore Drilling, Inc.(a)	29,503	457,001
Dril-Quip, Inc.(a)	11,524	214,346
Halliburton Co.	4,035	136,302
Helix Energy Solutions Group, Inc.(a)	59,615	711,803
Helmerich & Payne, Inc.(b)	31,572	1,141,012
Kodiak Gas Services, Inc.(b)	9,956	271,401
Liberty Energy, Inc., Class A(b)	50,360	1,052,020
Nabors Industries Ltd.(a)	1,060	75,430
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Natural Gas Services Group, Inc.(a)	3,304	$ 66,477
Newpark Resources, Inc.(a)	36,424	302,683
Noble Corp. PLC(b)	14,768	659,391
NOV, Inc.(b)	56,995	1,083,475
Oceaneering International, Inc.(a)	23,426	554,259
Oil States International, Inc.(a)	112,640	500,122
Patterson-UTI Energy, Inc.	114,154	1,182,635
ProPetro Holding Corp.(a)	80,745	700,059
RPC, Inc.(b)	60,830	380,188
Schlumberger NV(b)	70,059	3,305,384
Select Water Solutions, Inc., Class A(b)	33,739	361,007
Smart Sand, Inc.(a)	600	1,266
Tidewater, Inc.(a)	6,957	662,376
Transocean Ltd.(a)(b)	75,049	401,512
U.S. Silica Holdings, Inc.(a)	17,781	274,716
		18,722,998
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)	38,840	193,423
Cinemark Holdings, Inc.(a)(b)	4,512	97,549
Electronic Arts, Inc.	1,030	143,510
Eros Media World PLC, Class A(a)	1,711	—
Eventbrite, Inc., Class A(a)	18,834	91,157
Gaia, Inc., Class A(a)	4,777	21,067
IMAX Corp.(a)	6,535	109,592
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	4,560
Liberty Media Corp.-Liberty Live, Class A(a)	3	113
Liberty Media Corp.-Liberty Live, Class C(a)	4,457	170,569
Lions Gate Entertainment Corp., Class A(a)	12,258	115,470
Lions Gate Entertainment Corp., Class B(a)	32,173	275,723
Madison Square Garden Entertainment Corp.(a)	4,339	148,524
Marcus Corp.(b)	28,166	320,247
NetEase, Inc.	200,755	3,833,602
Netflix, Inc.(a)	9,179	6,194,724
Nintendo Co. Ltd.	12,900	688,880
Playtika Holding Corp.	80	630
ROBLOX Corp., Class A(a)	7,470	277,959
Roku, Inc., Class A(a)	7,729	463,199
Sea Ltd., Class A, ADR(a)	7,301	521,437
Spotify Technology SA(a)	7,581	2,378,842
Square Enix Holdings Co. Ltd.	2,500	75,327
Walt Disney Co.	12,842	1,275,082
		17,401,186
Financial Services — 2.6%
Adyen NV(a)(c)	336	399,059
Alerus Financial Corp.(b)	15,155	297,190
Banco Latinoamericano de Comercio Exterior SA, Class E	7,937	235,491
Berkshire Hathaway, Inc., Class B(a)	28,935	11,770,758
Block, Inc., Class A(a)	13,041	841,014
Enact Holdings, Inc.	11,145	341,706
Essent Group Ltd.	18,315	1,029,120
Eurazeo SE	970	77,346
Euronet Worldwide, Inc.(a)(b)	12,399	1,283,297
EVERTEC, Inc.	15,457	513,945
EXOR NV	617	64,450
Federal Agricultural Mortgage Corp., Class C(b)	938	169,609
FirstRand Ltd.	555,720	2,356,928
Fiserv, Inc.(a)	8,532	1,271,609
Global Payments, Inc.	3,508	339,224
Groupe Bruxelles Lambert NV	7,561	538,354
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	14,312	423,635
Security	Shares	Value
Financial Services (continued)
I3 Verticals, Inc., Class A(a)	13,658	$ 301,569
International Money Express, Inc.(a)	19,088	397,794
Investor AB, Class B	56,060	1,536,215
Jack Henry & Associates, Inc.	4,409	731,982
L&T Finance Holdings Ltd.	432,181	936,830
M&G PLC	13,903	35,742
Marqeta, Inc., Class A(a)	26,390	144,617
Mastercard, Inc., Class A(b)	32,315	14,256,086
Merchants Bancorp	1,871	75,850
Mr. Cooper Group, Inc.(a)(b)	10,301	836,750
NCR Atleos Corp.(a)	463	12,510
NewtekOne, Inc.	5,257	66,081
Nexi SpA(a)(c)	4,364	26,603
NMI Holdings, Inc., Class A(a)	28,930	984,777
Pagseguro Digital Ltd., Class A(a)	113,912	1,331,631
PayPal Holdings, Inc.(a)	6,308	366,053
Radian Group, Inc.	4,224	131,366
Repay Holdings Corp., Class A(a)	12,820	135,379
Sofina SA	1,313	298,777
StoneCo Ltd., Class A(a)	112,414	1,347,844
UWM Holdings Corp., Class A(b)	294	2,038
Visa, Inc., Class A(b)	48,172	12,643,705
Walker & Dunlop, Inc.(b)	4,732	464,682
Worldline SA/France(a)(c)	881	9,601
Yuanta Financial Holding Co. Ltd.	1,065,845	1,051,131
		60,078,348
Food Products — 0.7%
Almarai Co. JSC	17,847	268,960
Archer-Daniels-Midland Co.	3,456	208,915
AVI Ltd.	102,854	534,295
Cal-Maine Foods, Inc.	9,684	591,789
China Mengniu Dairy Co. Ltd.	1,001,000	1,791,405
Chocoladefabriken Lindt & Spruengli AG	3	35,043
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	115,273
Conagra Brands, Inc.	4,035	114,675
Danone SA	5,452	333,934
Darling Ingredients, Inc.(a)(b)	6,530	239,978
Flowers Foods, Inc.	29,242	649,172
Fresh Del Monte Produce, Inc.	28,192	615,995
Hain Celestial Group, Inc.(a)	23,029	159,130
JBS S/A	67,748	391,089
John B Sanfilippo & Son, Inc.	3,479	338,054
Kellanova	2,580	148,814
Kerry Group PLC, Class A	317	25,689
Lancaster Colony Corp.(b)	7,419	1,401,969
Mondelez International, Inc., Class A	15,548	1,017,461
Nestle SA, Class N, Registered Shares	2,903	296,322
Pilgrim’s Pride Corp.(a)	7,364	283,440
Post Holdings, Inc.(a)	9,138	951,814
Seaboard Corp.	1	3,161
Simply Good Foods Co.(a)	18,338	662,552
SunOpta, Inc.(a)	28,899	156,055
Tyson Foods, Inc., Class A	3,778	215,875
Uni-President China Holdings Ltd.	676,000	617,217
Uni-President Enterprises Corp.	1,191,000	2,984,714
Vital Farms, Inc.(a)	17,279	808,139
		15,960,929
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A(b)	42,559	1,432,536
GAIL India Ltd.	218,389	573,717
Gujarat Gas Ltd.	203,323	1,530,242
18
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corp.	50,374	$ 2,152,985
ONE Gas, Inc.(b)	20,953	1,337,849
Spire, Inc.	6,429	390,433
UGI Corp.(b)	39,345	901,000
		8,318,762
Ground Transportation — 0.3%
ArcBest Corp.(b)	3,522	377,136
Covenant Logistics Group, Inc., Class A(b)	9,081	447,603
Lyft, Inc., Class A(a)	9,816	138,406
Movida Participacoes SA(a)	92,419	99,857
Old Dominion Freight Line, Inc.	5,683	1,003,618
RXO, Inc.(a)	5,928	155,017
Schneider National, Inc., Class B(b)	178	4,300
Uber Technologies, Inc.(a)	31,099	2,260,275
Union Pacific Corp.	8,223	1,860,536
XPO, Inc.(a)	2,056	218,244
		6,564,992
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	6,691	695,262
Accuray, Inc.(a)	55,619	101,227
Alcon, Inc.	1,512	134,404
Alphatec Holdings, Inc.(a)	9,853	102,964
AngioDynamics, Inc.(a)	54,079	327,178
Artivion, Inc.(a)	16,349	419,352
AtriCure, Inc.(a)(b)	17,662	402,164
Atrion Corp.(b)	242	109,488
Avanos Medical, Inc.(a)	5,852	116,572
Axogen, Inc.(a)	4,031	29,184
Axonics, Inc.(a)	10,719	720,638
Becton Dickinson & Co.	3,441	804,196
Boston Scientific Corp.(a)	5,282	406,767
Cerus Corp.(a)	24,249	42,678
Cochlear Ltd.	1,815	400,643
CONMED Corp.(b)	5,435	376,754
Dexcom, Inc.(a)	12,942	1,467,364
Enovis Corp.(a)	5,908	267,042
Envista Holdings Corp.(a)	27,848	463,112
Glaukos Corp.(a)	4,694	555,535
Haemonetics Corp.(a)	3,501	289,638
Hologic, Inc.(a)	2,725	202,331
Hoya Corp.	2,900	339,124
ICU Medical, Inc.(a)	4,403	522,856
IDEXX Laboratories, Inc.(a)	908	442,378
Inari Medical, Inc.(a)	10,863	523,053
Inmode Ltd.(a)	12,941	236,044
Inspire Medical Systems, Inc.(a)	720	96,358
Insulet Corp.(a)	982	198,168
Integer Holdings Corp.(a)	3,702	428,655
Integra LifeSciences Holdings Corp.(a)	242	7,052
iRadimed Corp.	7,920	348,005
iRhythm Technologies, Inc.(a)	5,709	614,517
Lantheus Holdings, Inc.(a)(b)	15,105	1,212,780
LeMaitre Vascular, Inc.	10,228	841,560
LivaNova PLC(a)	6,214	340,651
Masimo Corp.(a)	1,292	162,714
Medtronic PLC	78,899	6,210,140
Merit Medical Systems, Inc.(a)	7,614	654,423
Nemaura Medical, Inc.(a)	2,006	117
Neogen Corp.(a)	13,968	218,320
Nevro Corp.(a)	20,264	170,623
Novocure Ltd.(a)	35,507	608,235
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Omnicell, Inc.(a)	22,118	$ 598,734
OraSure Technologies, Inc.(a)	22,437	95,582
Orthofix Medical, Inc.(a)	7,765	102,964
OrthoPediatrics Corp.(a)	5,034	144,778
Penumbra, Inc.(a)	2,147	386,396
PROCEPT BioRobotics Corp.(a)	4,262	260,366
Pulmonx Corp.(a)	5,803	36,791
QuidelOrtho Corp.(a)	2,249	74,712
RxSight, Inc.(a)	8,511	512,107
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,600	661,013
SI-BONE, Inc.(a)	23,500	303,855
Silk Road Medical, Inc.(a)	11,951	323,155
Smith & Nephew PLC	2,971	36,818
Sonova Holding AG, Registered Shares	156	48,058
STAAR Surgical Co.(a)(b)	8,291	394,734
Stryker Corp.	15,849	5,392,622
Surmodics, Inc.(a)	2,375	99,845
Tactile Systems Technology, Inc.(a)(b)	8,578	102,421
Tandem Diabetes Care, Inc.(a)(b)	16,175	651,691
TransMedics Group, Inc.(a)(b)	6,082	916,071
Treace Medical Concepts, Inc.(a)(b)	8,256	54,902
Varex Imaging Corp.(a)	19,702	290,210
		34,098,091
Health Care Providers & Services — 1.9%
Accolade, Inc.(a)	32,315	115,688
AdaptHealth Corp.(a)	27,803	278,030
Addus HomeCare Corp.(a)	8,025	931,783
agilon health, Inc.(a)	49,674	324,868
Alignment Healthcare, Inc.(a)	41,782	326,735
Amedisys, Inc.(a)	105	9,639
AMN Healthcare Services, Inc.(a)	8,387	429,666
Aveanna Healthcare Holdings, Inc.(a)	19,990	55,172
Bangkok Dusit Medical Services PCL, NVDR	4,040,400	2,940,838
BrightSpring Health Services, Inc.(a)	11,643	132,264
Brookdale Senior Living, Inc.(a)	31,152	212,768
Cardinal Health, Inc.	22,341	2,196,567
Castle Biosciences, Inc.(a)	21,771	473,955
Centene Corp.(a)(b)	48,527	3,217,340
Centogene NV(a)	910	363
Cigna Group	7,308	2,415,806
Clover Health Investments Corp.(a)(b)	31,950	39,298
CorVel Corp.(a)	2,957	751,876
Cross Country Healthcare, Inc.(a)	21,180	293,131
CVS Health Corp.	10,545	622,788
Dr Sulaiman Al Habib Medical Services Group Co.	2,714	208,213
Dr. Lal PathLabs Ltd.(c)	29,030	966,746
Elevance Health, Inc.	2,615	1,416,964
Enhabit, Inc.(a)	12,350	110,162
Ensign Group, Inc.(b)	11,148	1,378,896
Fortis Healthcare Ltd.	137,761	785,109
Fulgent Genetics, Inc.(a)	10,864	213,152
Guardant Health, Inc.(a)	34,200	987,696
HCA Healthcare, Inc.	8,797	2,826,300
HealthEquity, Inc.(a)	16,541	1,425,834
Hims & Hers Health, Inc., Class A(a)	49,245	994,257
Joint Corp.(a)(b)	1,523	21,413
Labcorp Holdings, Inc.	4,209	856,574
LifeStance Health Group, Inc.(a)(b)	3,398	16,684
McKesson Corp.	902	526,804
Nano-X Imaging Ltd.(a)(b)	7,161	52,562
National HealthCare Corp.(b)	2,386	258,642
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
National Research Corp., Class A	1,593	$ 36,559
NeoGenomics, Inc.(a)(b)	26,041	361,189
Option Care Health, Inc.(a)	21,411	593,085
Owens & Minor, Inc.(a)	14,279	192,766
Pediatrix Medical Group, Inc.(a)	19,960	150,698
Pennant Group, Inc.(a)	3,355	77,802
PetIQ, Inc., Class A(a)	18,037	397,896
Premier, Inc., Class A(b)	386	7,207
Privia Health Group, Inc.(a)	52,057	904,751
Progyny, Inc.(a)(b)	34,875	997,774
Quest Diagnostics, Inc.	5,134	702,742
RadNet, Inc.(a)	13,210	778,333
Select Medical Holdings Corp.	26,766	938,416
Surgery Partners, Inc.(a)(b)	33,323	792,754
Tenet Healthcare Corp.(a)	1,288	171,343
U.S. Physical Therapy, Inc.	2,798	258,591
UnitedHealth Group, Inc.	17,659	8,993,022
Universal Health Services, Inc., Class B	478	88,397
Viemed Healthcare, Inc.(a)	10,983	71,939
		45,329,847
Health Care REITs — 0.0%
Diversified Healthcare Trust(b)	32,921	100,409
Universal Health Realty Income Trust	4,534	177,461
		277,870
Health Care Technology — 0.1%
American Well Corp., Class A(a)	33,972	11,034
Certara, Inc.(a)	381	5,277
Evolent Health, Inc., Class A(a)(b)	23,905	457,064
Health Catalyst, Inc.(a)	37,093	237,024
HealthStream, Inc.	11,085	309,271
Multiplan Corp., Class A(a)	29,126	11,312
Phreesia, Inc.(a)(b)	28,309	600,151
Schrodinger, Inc./United States(a)(b)	5,783	111,843
Teladoc Health, Inc.(a)(b)	116,174	1,136,182
TruBridge, Inc.(a)	1,986	19,860
Veeva Systems, Inc., Class A(a)	1,555	284,581
		3,183,599
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.(b)	18,144	263,814
Braemar Hotels & Resorts, Inc.	46,460	118,473
Chatham Lodging Trust	29,408	250,556
Park Hotels & Resorts, Inc.(b)	49,207	737,121
Pebblebrook Hotel Trust(b)	44,341	609,689
RLJ Lodging Trust	150,043	1,444,914
Ryman Hospitality Properties, Inc.(b)	10,324	1,030,954
Service Properties Trust(b)	25,344	130,268
Summit Hotel Properties, Inc.	99,732	597,395
Sunstone Hotel Investors, Inc.(b)	20,227	211,574
Xenia Hotels & Resorts, Inc.(b)	6,806	97,530
		5,492,288
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc., Class A(a)	18,523	190,046
Accor SA	1,032	42,228
Alsea SAB de CV	277,652	965,218
Aristocrat Leisure Ltd.	12,500	413,944
Bally’s Corp.(a)	13,014	155,778
BJ’s Restaurants, Inc.(a)	7,704	267,329
Bloomin’ Brands, Inc.(b)	5,245	100,861
Boyd Gaming Corp.(b)	9,568	527,197
Brinker International, Inc.(a)	7,900	571,881
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.(a)	36,725	$ 687,492
Century Casinos, Inc.(a)	2,761	7,648
Chipotle Mexican Grill, Inc.(a)	5,800	363,370
Chuy’s Holdings, Inc.(a)	19,213	498,001
Compass Group PLC	4,090	111,425
Darden Restaurants, Inc.(b)	9,074	1,373,078
DraftKings, Inc., Class A(a)	1,641	62,637
Dutch Bros, Inc., Class A(a)	2,065	85,491
El Pollo Loco Holdings, Inc.(a)	10,958	123,935
Entain PLC	4,110	32,591
Everi Holdings, Inc.(a)	67,699	568,672
Flutter Entertainment PLC(a)	920	167,346
Galaxy Entertainment Group Ltd.	13,000	60,501
Golden Entertainment, Inc.	4,907	152,657
Hilton Grand Vacations, Inc.(a)(b)	6,498	262,714
InterContinental Hotels Group PLC	794	83,431
International Game Technology PLC	3,225	65,983
Jiumaojiu International Holdings Ltd.(c)	1,467,000	758,510
Jollibee Foods Corp.	34,980	134,721
La Francaise des Jeux SAEM, Class A(c)	439	14,952
Life Time Group Holdings, Inc.(a)	16,592	312,427
Light & Wonder, Inc., Class A(a)	6,395	670,708
Lindblad Expeditions Holdings, Inc.(a)	13,311	128,451
Marriott Vacations Worldwide Corp.(b)	4,373	381,850
Meituan, Class B(a)(c)	382,860	5,442,079
MGM Resorts International(a)	42,302	1,879,901
Monarch Casino & Resort, Inc.	3,451	235,117
PlayAGS, Inc.(a)	13,923	160,114
Portillo’s, Inc., Class A(a)	8,272	80,404
Potbelly Corp.(a)	9,880	79,336
Red Rock Resorts, Inc., Class A(b)	9,033	496,183
Rush Street Interactive, Inc., Class A(a)	23,668	226,976
Sands China Ltd.(a)	5,600	11,644
Shake Shack, Inc., Class A(a)	11,924	1,073,160
Super Group SGHC Ltd.(a)	22,278	71,958
Sweetgreen, Inc., Class A(a)	16,624	501,047
Texas Roadhouse, Inc.	7,521	1,291,431
Travel & Leisure Co.	399	17,947
Trip.com Group Ltd.(a)	28,596	1,353,330
Whitbread PLC	3,035	113,902
Wingstop, Inc.	1,742	736,274
Yum China Holdings, Inc.	25,771	794,778
		24,908,654
Household Durables — 1.1%
Barratt Developments PLC	4,136	24,564
Beazer Homes USA, Inc.(a)(b)	10,530	289,364
Berkeley Group Holdings PLC	709	40,966
Century Communities, Inc.	18,018	1,471,350
D.R. Horton, Inc.	32,197	4,537,523
Dixon Technologies India Ltd.	7,193	1,031,613
Dream Finders Homes, Inc., Class A(a)	2,473	63,853
Ethan Allen Interiors, Inc.	7,361	205,298
GoPro, Inc., Class A(a)	18,252	25,918
Gree Electric Appliances, Inc. of Zhuhai, Class A	158,100	848,980
Haier Smart Home Co. Ltd., Class H	252,800	842,543
Helen of Troy Ltd.(a)	2,649	245,668
Installed Building Products, Inc.(b)	7,135	1,467,527
KB Home(b)	17,041	1,195,937
Leggett & Platt, Inc.(b)	61,407	703,724
Lennar Corp., Class A(b)	2,564	384,267
Lennar Corp., Class B(b)	47	6,553
LG Electronics, Inc.	6,236	499,785
20
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
LGI Homes, Inc.(a)	8,044	$ 719,857
Lovesac Co.(a)	6,009	135,683
M/I Homes, Inc.(a)	9,869	1,205,400
Meritage Homes Corp.	7,048	1,140,719
Midea Group Co. Ltd., Class A	114,400	1,009,470
Newell Brands, Inc.	10,920	69,997
NVR, Inc.(a)	14	106,240
PulteGroup, Inc.	3,718	409,352
Sonos, Inc.(a)	16,714	246,699
Taylor Morrison Home Corp., Class A(a)	999	55,385
Taylor Wimpey PLC	12,447	22,289
Toll Brothers, Inc.	28,371	3,267,772
TopBuild Corp.(a)	1,440	554,789
Tri Pointe Homes, Inc.(a)	41,281	1,537,717
Universal Electronics, Inc.(a)	2,805	32,594
Vizio Holding Corp., Class A(a)(b)	16,568	178,934
		24,578,330
Household Products — 1.0%
Central Garden & Pet Co.(a)	2,072	79,772
Central Garden & Pet Co., Class A(a)	20,222	667,933
Clorox Co.	3,366	459,358
Colgate-Palmolive Co.	54,780	5,315,851
Essity AB, Class B	5,295	135,366
Henkel AG & Co. KGaA	3,378	265,771
Kimberly-Clark Corp.	56,998	7,877,123
Kimberly-Clark de Mexico SAB de CV, Class A	243,036	420,448
Procter & Gamble Co.	47,820	7,886,474
Reckitt Benckiser Group PLC	1,902	102,897
Reynolds Consumer Products, Inc.(b)	178	4,980
Spectrum Brands Holdings, Inc.	131	11,257
Unicharm Corp.	3,500	112,473
WD-40 Co.(b)	765	168,025
		23,507,728
Independent Power and Renewable Electricity Producers — 0.3%
Adani Power Ltd.(a)	19,285	165,804
AES Corp.(b)	106,425	1,869,887
Brookfield Renewable Corp., Class A(b)	39,318	1,115,845
Brookfield Renewable Corp., Class A	2,250	63,748
Clearway Energy, Inc., Class A	16,600	376,156
Drax Group PLC	6,544	40,755
NTPC Ltd.	340,601	1,544,552
PTC India Ltd.	327,040	806,720
RWE AG	2,713	93,070
Sunnova Energy International, Inc.(a)(b)	11,073	61,787
		6,138,324
Industrial Conglomerates — 0.3%
Astra International Tbk PT	4,770,400	1,296,779
Brookfield Business Corp., Class A(b)	7,243	147,902
CJ Corp.	7,541	662,164
Hitachi Ltd.	2,100	47,284
KOC Holding A/S, Class A	92,329	641,261
Samsung C&T Corp.	13,895	1,425,976
Siemens AG, Class N, Registered Shares	8,639	1,607,938
Siemens Ltd.	5,611	517,792
Smiths Group PLC	14,732	316,983
		6,664,079
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	4,863	231,041
Industrial Logistics Properties Trust	20,825	76,636
Nippon Prologis REIT, Inc.	4	6,243
Security	Shares	Value
Industrial REITs (continued)
Plymouth Industrial REIT, Inc.	4,703	$ 100,550
Prologis, Inc.	8,283	930,264
Segro PLC	7,449	84,279
Terreno Realty Corp.(b)	21,791	1,289,592
		2,718,605
Insurance — 2.8%
Admiral Group PLC	2,550	84,265
Aegon Ltd.	15,508	95,885
Ageas SA/NV	9,320	425,241
AIA Group Ltd.	192,400	1,301,730
Allianz SE, Registered Shares	3,830	1,063,710
Allstate Corp.	6,812	1,087,604
Ambac Financial Group, Inc.(a)	29,732	381,164
Aon PLC, Class A	5,767	1,693,076
Arch Capital Group Ltd.(a)	14,807	1,493,878
Assicurazioni Generali SpA	911	22,678
Assured Guaranty Ltd.	192	14,813
Aviva PLC	21,240	127,935
AXA SA	5,794	189,877
Axis Capital Holdings Ltd.	1,510	106,682
Brighthouse Financial, Inc.(a)	440	19,070
Cathay Financial Holding Co. Ltd.	1,612,325	2,928,107
China Life Insurance Co. Ltd., Class H	1,108,000	1,563,449
China Pacific Insurance Group Co. Ltd., Class H	104,000	253,085
Cincinnati Financial Corp.	825	97,433
CNA Financial Corp.	88	4,054
CNO Financial Group, Inc.(b)	51,346	1,423,311
Crawford & Co., Class A	28,480	246,067
Dai-ichi Life Holdings, Inc.	6,400	171,391
Donegal Group, Inc., Class A	8,688	111,901
eHealth, Inc.(a)	10,007	45,332
Enstar Group Ltd.(a)	684	209,099
FedNat Holding Co.(a)(d)	4,457	—
Fubon Financial Holding Co. Ltd.	872,000	2,129,590
Genworth Financial, Inc., Class A(a)	14,258	86,118
Gjensidige Forsikring ASA	9,066	161,801
Globe Life, Inc.	20,066	1,651,030
Hanover Insurance Group, Inc.	119	14,927
HCI Group, Inc.(b)	1,688	155,583
Hyundai Marine & Fire Insurance Co. Ltd.	17,716	442,727
Intact Financial Corp.	2,336	389,336
Investors Title Co.	265	47,734
Kemper Corp.(b)	206	12,222
Kinsale Capital Group, Inc.(b)	327	125,987
Legal & General Group PLC	29,730	85,134
Life Insurance Corp. of India	53,492	633,521
Marsh & McLennan Cos., Inc.	45,180	9,520,330
Mercury General Corp.	10,885	578,429
MS&AD Insurance Group Holdings, Inc.	22,200	495,637
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	2,871	1,435,372
NN Group NV	30,382	1,412,108
Oscar Health, Inc., Class A(a)	42,165	667,050
Palomar Holdings, Inc.(a)	8,982	728,889
Phoenix Group Holdings PLC	3,457	22,757
Ping An Insurance Group Co. of China Ltd., Class H	866,000	3,923,480
Power Corp. of Canada	7,688	213,660
Powszechny Zaklad Ubezpieczen SA	139,593	1,782,211
Principal Financial Group, Inc.	4,039	316,860
Progressive Corp.	34,843	7,237,240
Prudential Financial, Inc.	578	67,736
Prudential PLC	52,981	480,379
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
QBE Insurance Group Ltd.	27,415	$ 316,468
Reinsurance Group of America, Inc.	14,477	2,971,694
RLI Corp.	657	92,433
Sampo OYJ, A Shares	2,943	126,915
Samsung Fire & Marine Insurance Co. Ltd.	913	256,816
Samsung Life Insurance Co. Ltd.	8,570	548,142
Sanlam Ltd.	47,391	210,780
Selective Insurance Group, Inc.(b)	18,901	1,773,481
Selectquote, Inc.(a)	11,528	31,817
Sompo Holdings, Inc.	11,500	246,372
Swiss Re AG	4,871	603,891
Talanx AG(a)	2,035	162,168
Tiptree, Inc.	21,242	350,281
Tokio Marine Holdings, Inc.	36,700	1,379,151
Travelers Cos., Inc.	12,417	2,524,873
Trupanion, Inc.(a)(b)	4,236	124,538
Tryg A/S	2,618	57,200
United Fire Group, Inc.	7,901	169,792
Universal Insurance Holdings, Inc.	3,839	72,020
Unum Group	12,110	618,942
W.R. Berkley Corp.	4,300	337,894
White Mountains Insurance Group Ltd.	10	18,175
Willis Towers Watson PLC	366	95,943
Zurich Insurance Group AG, Class N	2,627	1,399,391
		64,467,862
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A	139,614	25,430,690
Alphabet, Inc., Class C	98,818	18,125,198
Auto Trader Group PLC(c)	9,584	96,464
Autohome, Inc., ADR(b)	5,744	157,673
Baidu, Inc., Class A(a)	131,160	1,419,944
Bumble, Inc., Class A(a)	58,427	614,068
Cargurus, Inc., Class A(a)	15,713	411,681
Cars.com, Inc.(a)	18,014	354,876
EverQuote, Inc., Class A(a)	9,107	189,972
fuboTV, Inc.(a)(b)	69,511	86,194
IAC, Inc.(a)	2,628	123,122
Kakaku.com, Inc.	10,800	141,719
Kuaishou Technology(a)(c)	60,000	352,191
LY Corp.	101,900	246,055
MediaAlpha, Inc., Class A(a)	11,758	154,853
Meta Platforms, Inc., Class A	42,523	21,440,947
NAVER Corp.	7,835	942,814
Pinterest, Inc., Class A(a)	18,071	796,389
QuinStreet, Inc.(a)	23,492	389,732
REA Group Ltd.	1,609	210,094
Rightmove PLC	12,489	84,301
Scout24 SE(c)	1,414	108,035
Shutterstock, Inc.(b)	12,071	467,148
Snap, Inc., Class A(a)	51,880	861,727
SOOP Co. Ltd.	5,055	480,252
Tencent Holdings Ltd.	441,600	20,949,649
TripAdvisor, Inc.(a)	341	6,073
TrueCar, Inc.(a)	11,885	37,200
Vimeo, Inc.(a)(b)	31,515	117,551
Yelp, Inc.(a)	27,462	1,014,721
Ziff Davis, Inc.(a)	6,399	352,265
ZipRecruiter, Inc., Class A(a)	36,303	329,994
		96,493,592
IT Services — 1.0%
Accenture PLC, Class A	1,352	410,210
Akamai Technologies, Inc.(a)(b)	2,423	218,264
Security	Shares	Value
IT Services (continued)
ASGN, Inc.(a)	6,839	$ 602,995
Backblaze, Inc., Class A(a)	3,146	19,379
Booking Holdings, Inc.	445	1,762,867
Capgemini SE	458	90,976
Chinasoft International Ltd.	1,656,000	868,620
Cloudflare, Inc., Class A(a)	6,317	523,237
Couchbase, Inc.(a)	13,747	251,020
DigitalOcean Holdings, Inc.(a)	7,701	267,610
Fastly, Inc., Class A(a)	36,033	265,563
Fujitsu Ltd.	18,700	293,281
Gartner, Inc.(a)	118	52,989
Globant SA(a)	804	143,321
GoDaddy, Inc., Class A(a)	6,127	856,003
Grid Dynamics Holdings, Inc., Class A(a)	14,805	155,601
Hackett Group, Inc.	9,289	201,757
HCL Technologies Ltd.	73,118	1,276,553
Infosys Ltd.	184,185	3,456,540
Kyndryl Holdings, Inc.(a)	34,883	917,772
Nomura Research Institute Ltd.	8,900	251,547
Obic Co. Ltd.	2,500	322,580
Otsuka Corp.	17,500	337,542
Perficient, Inc.(a)	5,885	440,139
Samsung SDS Co. Ltd.	2,395	258,378
Shopify, Inc., Class A(a)	2,876	190,066
Snowflake, Inc., Class A(a)	7,515	1,015,201
Squarespace, Inc., Class A(a)	17,666	770,768
Tata Consultancy Services Ltd.	80,419	3,756,631
Unisys Corp.(a)	35,720	147,524
VeriSign, Inc.(a)	9,643	1,714,525
Wipro Ltd.	36,690	226,496
Wix.com Ltd.(a)	2,088	332,138
		22,398,093
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	8,211	521,234
JAKKS Pacific, Inc.(a)	1,148	20,561
Malibu Boats, Inc., Class A(a)	11,489	402,574
MasterCraft Boat Holdings, Inc.(a)	7,086	133,784
Mattel, Inc.(a)	10,239	166,486
Peloton Interactive, Inc., Class A(a)(b)	989	3,343
Topgolf Callaway Brands Corp.(a)	26,656	407,837
YETI Holdings, Inc.(a)(b)	2,738	104,455
		1,760,274
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	11,582	225,270
AbCellera Biologics, Inc.(a)	18,257	54,041
Adaptive Biotechnologies Corp.(a)(b)	27,290	98,790
Agilent Technologies, Inc.	1,893	245,389
Azenta, Inc.(a)	230	12,103
Charles River Laboratories International, Inc.(a)	395	81,599
Codexis, Inc.(a)	26,545	82,289
Cytek Biosciences, Inc.(a)	12,661	70,648
Danaher Corp.	2,036	508,695
Eurofins Scientific SE	756	37,852
ICON PLC(a)(b)	163	51,096
Illumina, Inc.(a)	1,960	204,585
IQVIA Holdings, Inc.(a)	1,574	332,806
Lonza Group AG, Registered Shares	615	334,809
Maravai LifeSciences Holdings, Inc., Class A(a)	19,979	143,050
Medpace Holdings, Inc.(a)	1,071	441,091
Mettler-Toledo International, Inc.(a)	938	1,310,939
Nautilus Biotechnology, Inc.(a)	2,915	6,821
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
22
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	$ —
Pacific Biosciences of California, Inc.(a)(b)	112,602	154,265
Personalis, Inc.(a)(b)	16,677	19,512
Quanterix Corp.(a)	8,950	118,229
Sartorius Stedim Biotech	167	27,599
Seer, Inc., Class A(a)	6,637	11,150
Singular Genomics Systems, Inc.(a)	28	237
Sotera Health Co.(a)(b)	324	3,846
Thermo Fisher Scientific, Inc.	12,077	6,678,581
West Pharmaceutical Services, Inc.	974	320,826
		11,576,118
Machinery — 2.2%
Alamo Group, Inc.	2,982	515,886
Albany International Corp., Class A	9,482	800,755
Alstom SA	1,002	16,899
Amada Co. Ltd.	6,500	72,271
Astec Industries, Inc.(b)	5,594	165,918
Atlas Copco AB, Class A	23,860	448,001
Atlas Copco AB, Class B	32,378	522,817
Atmus Filtration Technologies, Inc.(a)	13,228	380,702
Blue Bird Corp.(a)	10,806	581,903
Caterpillar, Inc.	9,423	3,138,801
Chart Industries, Inc.(a)(b)	8,307	1,199,032
CNH Industrial NV	136,502	1,382,765
Commercial Vehicle Group, Inc.(a)	3,113	15,254
Cummins, Inc.	6,996	1,937,402
Donaldson Co., Inc.	1,155	82,652
Esab Corp.	159	15,014
ESCO Technologies, Inc.	3,499	367,535
Federal Signal Corp.	10,947	915,935
Flowserve Corp.	66,873	3,216,591
Fortive Corp.	2,009	148,867
Franklin Electric Co., Inc.(b)	8,902	857,441
Gates Industrial Corp. PLC(a)	326	5,154
GEA Group AG	1,369	56,914
Gencor Industries, Inc.(a)	4,028	77,902
Graco, Inc.	1,340	106,235
Greenbrier Cos., Inc.(b)	3,667	181,700
HD Hyundai Construction Equipment Co. Ltd.	13,975	555,219
Hurco Cos., Inc.	1,472	22,463
Hyster-Yale Materials Handling, Inc., Class A(b)	941	65,616
IDEX Corp.	273	54,928
Illinois Tool Works, Inc.(b)	1,773	420,130
Indutrade AB	2,011	51,652
ITT, Inc.	5,645	729,221
Kadant, Inc.(b)	3,769	1,107,257
Kennametal, Inc.(b)	61,125	1,438,883
Komatsu Ltd.	27,500	803,262
Kubota Corp.	31,100	437,048
Manitowoc Co., Inc.(a)	59,366	684,490
Miller Industries, Inc.	1,263	69,490
Mueller Industries, Inc.(b)	32,161	1,831,247
Mueller Water Products, Inc., Class A	8,249	147,822
Oshkosh Corp.	39,081	4,228,564
Otis Worldwide Corp.	25,173	2,423,153
PACCAR, Inc.	2,268	233,468
Parker-Hannifin Corp.	11,375	5,753,589
Pentair PLC	1,923	147,436
Proto Labs, Inc.(a)	6,284	194,113
Randon SA Implementos e Participacoes, Preference Shares	135,402	264,502
Security	Shares	Value
Machinery (continued)
REV Group, Inc.(b)	12,425	$ 309,258
Schindler Holding AG	176	44,159
Shyft Group, Inc.	9,252	109,729
SPX Technologies, Inc.(a)	3,450	490,383
Tennant Co.	7,446	732,984
Terex Corp.(b)	16,804	921,531
Titan International, Inc.(a)	8,319	61,644
Toyota Industries Corp.	1,800	153,118
Trelleborg AB, Class B	4,280	166,561
Trinity Industries, Inc.	26,908	805,087
VAT Group AG(c)	227	128,177
Volvo AB, Class B	43,529	1,118,452
Wabash National Corp.(b)	10,806	236,003
Watts Water Technologies, Inc., Class A(b)	8,563	1,570,197
Weichai Power Co. Ltd., Class A	1,100,500	2,447,262
Weichai Power Co. Ltd., Class H	321,000	611,139
Weir Group PLC	5,384	134,651
Xylem, Inc./New York	8,283	1,123,423
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	163,000	171,476
		50,209,133
Marine Transportation — 0.2%
AP Moller - Maersk A/S, Class B	50	86,717
Genco Shipping & Trading Ltd.	11,960	254,868
Matson, Inc.(b)	7,231	947,044
MISC Bhd	361,800	652,312
Pan Ocean Co. Ltd.	230,273	715,553
Star Bulk Carriers Corp.	53,131	1,295,334
Wisdom Marine Lines Co. Ltd.	139,000	291,476
		4,243,304
Media — 0.6%
Cable One, Inc.(b)	1,799	636,846
Cardlytics, Inc.(a)	3,054	25,073
Charter Communications, Inc., Class A(a)	965	288,496
Cheil Worldwide, Inc.	50,022	666,555
Comcast Corp., Class A	193,606	7,581,611
comScore, Inc.(a)	803	11,395
Cumulus Media, Inc., Class A(a)(b)	4,396	8,968
EchoStar Corp., Class A(a)(b)	25,128	447,530
Emerald Holding, Inc.(a)(b)	6,871	39,096
Entravision Communications Corp., Class A(b)	39,662	80,514
EW Scripps Co., Class A(a)	21,089	66,219
Fox Corp., Class A(b)	37,916	1,303,173
Fox Corp., Class B	46	1,473
Gannett Co., Inc.(a)	19,984	92,126
Gray Television, Inc.(b)	32,028	166,546
Ibotta, Inc., Class A(a)(b)	893	67,118
Informa PLC	11,848	127,863
Integral Ad Science Holding Corp.(a)	17,115	166,358
Liberty Broadband Corp., Class A(a)	56	3,058
Liberty Media Corp.-Liberty SiriusXM(a)	1,453	32,198
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	26	576
Magnite, Inc.(a)	36,301	482,440
New York Times Co., Class A	2,292	117,373
News Corp., Class B(b)	394	11,186
Nexstar Media Group, Inc., Class A	509	84,499
Paramount Global, Class A	26	478
Paramount Global, Class B(b)	62,942	653,967
PubMatic, Inc., Class A(a)(b)	11,587	235,332
Scholastic Corp.(b)	2,284	81,013
TechTarget, Inc.(a)	7,455	232,372
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
TEGNA, Inc.(b)	43,050	$ 600,117
Thryv Holdings, Inc.(a)	30,486	543,261
Townsquare Media, Inc., Class A	4,935	54,088
		14,908,918
Metals & Mining — 1.7%
Alcoa Corp.	5,687	226,229
Alpha Metallurgical Resources, Inc.(b)	2,089	586,027
Alrosa PJSC(a)(d)	667,929	78
Anglo American PLC	8,883	280,707
Anglogold Ashanti PLC	43,655	1,100,424
ArcelorMittal SA(a)	94,108	2,155,944
BHP Group Ltd., Class DI	104,171	2,977,410
Carpenter Technology Corp.	6,583	721,365
Century Aluminum Co.(a)	45,491	761,974
Cleveland-Cliffs, Inc.(a)(b)	35,390	544,652
Coeur Mining, Inc.(a)	62,161	349,345
Commercial Metals Co.(b)	25,692	1,412,803
Compass Minerals International, Inc.(b)	8,133	84,014
Constellium SE, Class A(a)	36,049	679,524
CSN Mineracao SA	991,805	920,819
Endeavour Mining PLC	42,680	901,613
First Quantum Minerals Ltd.	4,659	61,198
Fortescue Ltd	15,802	224,964
Freeport-McMoRan, Inc.	37,185	1,807,191
Glencore PLC	32,721	186,191
Gold Fields Ltd.	51,117	763,816
Grupo Mexico SAB de CV, Series B	81,480	438,286
Hecla Mining Co.(b)	152,437	739,320
Hindalco Industries Ltd.	184,060	1,525,744
Hindustan Zinc Ltd.	53,687	430,536
Hochschild Mining PLC(a)	52,450	118,173
i-80 Gold Corp.(a)	56,927	61,481
Kaiser Aluminum Corp.(b)	11,429	1,004,609
Materion Corp.	6,155	665,540
MMC Norilsk Nickel PJSC(a)(d)	65,100	—
MP Materials Corp., Class A(a)(b)	699	8,898
National Aluminium Co. Ltd.	286,913	642,854
Novagold Resources, Inc.(a)	74,263	256,950
Nucor Corp.(b)	13,143	2,077,646
Olympic Steel, Inc.	8,709	390,425
Piedmont Lithium, Inc.(a)	6,920	69,062
Press Metal Aluminium Holdings Bhd	756,900	923,171
Radius Recycling, Inc., Class A	19,723	301,170
Rio Tinto Ltd.	18,546	1,469,062
Rio Tinto PLC	11,059	725,672
Ryerson Holding Corp.	17,912	349,284
Saudi Arabian Mining Co.(a)	110,500	1,269,086
SeAH Besteel Holdings Corp.	8,856	133,074
Severstal PAO(a)(d)	6,166	1
Shandong Nanshan Aluminum Co. Ltd., Class A	1,396,600	727,644
South32 Ltd.	133,326	323,462
Southern Copper Corp.(b)	6,176	665,402
SSR Mining, Inc.(b)	8,973	40,468
SunCoke Energy, Inc.(b)	9,637	94,443
Tredegar Corp.	18,039	86,407
U.S. Steel Corp.	946	35,759
Vale SA	378,778	4,215,947
Warrior Met Coal, Inc.	14,393	903,449
Security	Shares	Value
Metals & Mining (continued)
Worthington Steel, Inc.	7,189	$ 239,825
Zijin Mining Group Co. Ltd., Class H	622,000	1,310,559
		38,989,697
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Chimera Investment Corp.	15,539	198,899
Claros Mortgage Trust, Inc.	8,954	71,811
Franklin BSP Realty Trust, Inc.(b)	5,984	75,398
Granite Point Mortgage Trust, Inc.	75,089	223,014
Great Ajax Corp.	10,838	38,692
KKR Real Estate Finance Trust, Inc.(b)	23,512	212,784
Ladder Capital Corp., Class A(b)	18,485	208,696
TPG RE Finance Trust, Inc.	16,241	140,322
		1,169,616
Multi-Utilities — 0.5%
AGL Energy Ltd.	29,885	215,336
Ameren Corp.	12,194	867,115
Avista Corp.	16,725	578,852
Black Hills Corp.	45,297	2,463,251
CMS Energy Corp.	46,365	2,760,108
DTE Energy Co.	2,287	253,880
E.ON SE, Class N	105,683	1,388,959
Engie SA	40,745	583,483
National Grid PLC	21,384	238,777
Northwestern Energy Group, Inc.	7,868	394,029
Veolia Environnement SA	5,981	179,148
WEC Energy Group, Inc.(b)	1,550	121,613
YTL Corp. Bhd.	971,500	708,525
		10,753,076
Office REITs — 0.3%
Boston Properties, Inc.(b)	4,111	253,073
Brandywine Realty Trust(b)	46,461	208,145
COPT Defense Properties(b)	46,099	1,153,858
Cousins Properties, Inc.	14,999	347,227
Creative Media & Community Trust Corp.	5,959	16,030
Easterly Government Properties, Inc.(b)	9,905	122,525
Equity Commonwealth(a)	48,192	934,925
Highwoods Properties, Inc.(b)	352	9,247
Hudson Pacific Properties, Inc.(b)	33,933	163,218
Kilroy Realty Corp.(b)	20,227	630,475
Office Properties Income Trust	34,947	71,292
Orion Office REIT, Inc.(b)	15,564	55,875
Paramount Group, Inc.	168,591	780,576
Piedmont Office Realty Trust, Inc., Class A	140,412	1,017,987
SL Green Realty Corp.	4,015	227,410
		5,991,863
Oil, Gas & Consumable Fuels — 2.7%
Bangchak Corp. PCL, NVDR	420,300	428,316
Berry Corp.	11,952	77,210
BP PLC	59,823	360,180
California Resources Corp.	15,454	822,462
Chevron Corp.	17,023	2,662,738
China Petroleum & Chemical Corp., Class H	2,417,400	1,563,379
Civitas Resources, Inc.	5,301	365,769
Clean Energy Fuels Corp.(a)(b)	13,852	36,985
ConocoPhillips	13,880	1,587,594
Crescent Energy Co., Class A	31,573	374,140
CVR Energy, Inc.(b)	6,177	165,358
Delek U.S. Holdings, Inc.	47,270	1,170,405
Devon Energy Corp.	36,039	1,708,249
24
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd.	2,047	$ 85,892
Enbridge, Inc.	8,507	302,647
Encore Energy Corp.(a)	25,769	101,530
Energy Fuels, Inc./Canada(a)	61,121	370,393
Eni SpA	6,377	97,917
EnLink Midstream LLC	6,027	82,931
EOG Resources, Inc.(b)	14,895	1,874,834
Equinor ASA(b)	18,259	523,007
Equitrans Midstream Corp.	38,952	505,597
Exxon Mobil Corp.	70,488	8,114,579
FutureFuel Corp.(b)	25,518	130,907
Gazprom PJSC(a)(d)	123,918	14
Great Eastern Shipping Co. Ltd.	64,138	940,505
Gulfport Energy Corp.(a)	2,169	327,519
HD Hyundai Co. Ltd.	5,924	319,388
Hess Corp.	2,011	296,663
HF Sinclair Corp.	11,510	613,943
International Seaways, Inc.	10,360	612,587
Kosmos Energy Ltd.(a)	57,524	318,683
LUKOIL PJSC(a)(d)	31,813	4
Magnolia Oil & Gas Corp., Class A(b)	77,803	1,971,528
Marathon Petroleum Corp.	12,508	2,169,888
Matador Resources Co.(b)	26,958	1,606,697
Motor Oil Hellas Corinth Refineries SA, Class R	2	50
Murphy Oil Corp.	68,046	2,806,217
Novatek PJSC(a)(d)	33,690	4
Oil & Natural Gas Corp. Ltd.	326,452	1,071,279
Ovintiv, Inc.	23,604	1,106,319
Par Pacific Holdings, Inc.(a)	23,495	593,249
PBF Energy, Inc., Class A	36,616	1,685,068
Permian Resources Corp., Class A	63,122	1,019,420
PetroChina Co. Ltd., Class A	197,500	278,737
PetroChina Co. Ltd., Class H	2,203,700	2,225,197
Plains GP Holdings LP, Class A	96,307	1,812,498
PTT Exploration & Production PCL, NVDR	586,400	2,424,021
Rabigh Refining & Petrochemical Co.(a)	359,750	646,197
Reliance Industries Ltd.	135,124	5,065,343
Repsol SA	2,419	38,362
REX American Resources Corp.(a)	17,089	779,087
Saudi Arabian Oil Co.(c)	112,112	826,177
Scorpio Tankers, Inc.(b)	9,832	799,243
Shell PLC	21,147	758,500
SilverBow Resources, Inc.(a)	5,496	207,914
SM Energy Co.(b)	53,372	2,307,272
S-Oil Corp.	15,753	759,381
Targa Resources Corp.	1,507	194,071
Tatneft PJSC(a)(d)	79,242	9
TotalEnergies SE	7,745	518,557
Turkiye Petrol Rafinerileri A/S, Class A	105,783	536,127
Ultrapar Participacoes SA	56,540	218,469
Ur-Energy, Inc.(a)	14,651	20,511
World Kinect Corp.(b)	41,449	1,069,384
		62,457,101
Paper & Forest Products — 0.1%
JK Paper Ltd.	141,975	920,939
Louisiana-Pacific Corp.	7,721	635,670
		1,556,609
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	5,744	232,058
Allegiant Travel Co.(b)	11,009	552,982
American Airlines Group, Inc.(a)	40,525	459,148
Blade Air Mobility, Inc., Class A(a)(b)	7,204	25,070
Security	Shares	Value
Passenger Airlines (continued)
China Airlines Ltd.	801,000	$ 584,173
Copa Holdings SA, Class A	142	13,515
Deutsche Lufthansa AG, Registered Shares	25,015	153,434
easyJet PLC	17,362	100,152
Hawaiian Holdings, Inc.(a)	12,897	160,310
JetBlue Airways Corp.(a)	142,369	867,027
Korean Air Lines Co. Ltd.	20,462	344,646
SkyWest, Inc.(a)	8,541	700,960
Sun Country Airlines Holdings, Inc.(a)	35,613	447,299
United Airlines Holdings, Inc.(a)	4,254	207,000
		4,847,774
Personal Care Products — 0.3%
AMOREPACIFIC Group	30,641	716,650
Beiersdorf AG	1,663	243,407
BellRing Brands, Inc.(a)	20,127	1,150,057
elf Beauty, Inc.(a)(b)	3,171	668,193
Estee Lauder Cos., Inc., Class A	12,020	1,278,928
Hindustan Unilever Ltd.	11,669	345,707
Kobayashi Pharmaceutical Co. Ltd.	5,600	181,868
LG H&H Co. Ltd.	2,774	692,849
L’Oreal SA	3,546	1,560,827
Natural Health Trends Corp.	3	21
Nature’s Sunshine Products, Inc.(a)	5,765	86,878
Nu Skin Enterprises, Inc., Class A	9,231	97,295
Olaplex Holdings, Inc.(a)	277	427
Unilever PLC	10,470	574,670
USANA Health Sciences, Inc.(a)	3,419	154,676
		7,752,453
Pharmaceuticals — 3.3%
Ajanta Pharma Ltd.	12,799	351,111
Alkem Laboratories Ltd.	4,371	261,507
Alto Neuroscience, Inc.(a)	60	641
Amneal Pharmaceuticals, Inc., Class A(a)(b)	31,959	202,940
Amphastar Pharmaceuticals, Inc.(a)	10,879	435,160
Amylyx Pharmaceuticals, Inc.(a)	41,704	79,238
ANI Pharmaceuticals, Inc.(a)	4,755	302,798
Arvinas, Inc.(a)	19,612	522,071
Astellas Pharma, Inc.	27,700	273,281
AstraZeneca PLC	6,911	1,075,579
Atea Pharmaceuticals, Inc.(a)	70,325	232,776
Axsome Therapeutics, Inc.(a)	5,812	467,866
Bristol-Myers Squibb Co.(b)	111,214	4,618,717
Catalent, Inc.(a)	1,239	69,669
Chong Kun Dang Pharmaceutical Corp.	2,560	181,356
Collegium Pharmaceutical, Inc.(a)(b)	11,163	359,449
Corcept Therapeutics, Inc.(a)	44,355	1,441,094
Daiichi Sankyo Co. Ltd.	16,700	580,387
Edgewise Therapeutics, Inc.(a)	16,999	306,152
Elanco Animal Health, Inc.(a)	20,005	288,672
Eli Lilly & Co.	19,009	17,210,368
Enliven Therapeutics, Inc.(a)	4,665	109,021
Esperion Therapeutics, Inc.(a)	36,784	81,660
EyePoint Pharmaceuticals, Inc.(a)(b)	5,421	47,163
Fulcrum Therapeutics, Inc.(a)	10,723	66,483
GlaxoSmithKline Pharmaceuticals Ltd.	18,995	603,345
GSK PLC	22,287	428,673
Harmony Biosciences Holdings, Inc.(a)	20,134	607,443
Hikma Pharmaceuticals PLC	1,233	29,377
Innoviva, Inc.(a)(b)	27,538	451,623
Intra-Cellular Therapies, Inc.(a)	20,318	1,391,580
Ipsen SA	263	32,312
Jazz Pharmaceuticals PLC(a)	1,350	144,086
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	151,800	$ 798,578
Johnson & Johnson	37,156	5,430,721
Longboard Pharmaceuticals, Inc.(a)	3,805	102,849
Lupin Ltd.	26,993	524,005
Merck & Co., Inc.	86,494	10,707,957
Merck KGaA	532	87,980
Mind Medicine MindMed, Inc.(a)	12,622	91,005
Nektar Therapeutics(a)	33,671	41,752
Novartis AG, Class N, Registered Shares	23,331	2,484,090
Novo Nordisk A/S, Class B	35,083	5,019,842
Nuvation Bio, Inc., Class A(a)	44,178	129,000
Ocular Therapeutix, Inc.(a)(b)	15,446	105,651
Omeros Corp.(a)(b)	5,335	21,660
Pacira BioSciences, Inc.(a)(b)	26,458	756,963
Pfizer, Inc.	168,457	4,713,427
Phibro Animal Health Corp., Class A	7,693	129,012
Pliant Therapeutics, Inc.(a)	19,388	208,421
Prestige Consumer Healthcare, Inc.(a)(b)	13,895	956,671
Revance Therapeutics, Inc.(a)	9,259	23,796
Richter Gedeon Nyrt	19,399	503,900
Roche Holding AG	2,839	792,302
Royalty Pharma PLC, Class A(b)	1,258	33,173
Sanofi SA	3,619	349,028
Scilex Holding Co., (Acquired 01/06/23, Cost: $100,430)(a)(e)	9,583	18,012
Scilex Holding Co.(a)	1,578	3,046
SIGA Technologies, Inc.(b)	17,105	129,827
Sino Biopharmaceutical Ltd.	1,933,000	661,118
Strides Pharma Science Ltd.	65,380	743,051
Sun Pharmaceutical Industries Ltd.	38,938	709,048
Supernus Pharmaceuticals, Inc.(a)	35,546	950,855
Takeda Pharmaceutical Co. Ltd.	28,100	728,864
Tarsus Pharmaceuticals, Inc.(a)	10,150	275,877
Teva Pharmaceutical Industries Ltd., ADR(a)	3,996	64,935
TherapeuticsMD, Inc.(a)	745	1,199
WaVe Life Sciences Ltd.(a)	19,143	95,524
Xeris Biopharma Holdings, Inc.(a)	42,372	95,337
Zoetis, Inc., Class A	17,984	3,117,706
Zydus Lifesciences Ltd.	147,578	1,900,319
		76,760,099
Professional Services — 1.1%
Alight, Inc., Class A(a)	16,087	118,722
Barrett Business Services, Inc.	8,620	282,477
Booz Allen Hamilton Holding Corp., Class A	671	103,267
CACI International, Inc., Class A(a)	1,586	682,186
Computer Age Management Services Ltd.	24,107	1,042,802
CRA International, Inc.	623	107,293
CSG Systems International, Inc.(b)	13,580	559,089
ExlService Holdings, Inc.(a)	69,271	2,172,339
Experian PLC	15,898	738,569
Exponent, Inc.(b)	1,757	167,126
Firstsource Solutions Ltd.	112,807	283,397
Franklin Covey Co.(a)	11,175	424,650
Genpact Ltd.(b)	110,906	3,570,064
Heidrick & Struggles International, Inc.	17,115	540,492
Huron Consulting Group, Inc.(a)	7,653	753,820
Insperity, Inc.	18,898	1,723,687
Kelly Services, Inc., Class A	11,537	247,007
Kforce, Inc.(b)	4,483	278,529
Korn Ferry	12,719	853,954
Leidos Holdings, Inc.	2,397	349,674
Security	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	21,679	$ 1,513,194
Maximus, Inc.	16,008	1,371,886
Mistras Group, Inc.(a)	6,386	52,940
Parsons Corp.(a)(b)	11,851	969,530
Paycor HCM, Inc.(a)	155	1,969
Recruit Holdings Co. Ltd.	21,900	1,178,377
RELX PLC	5,227	239,495
Resources Connection, Inc.	3,906	43,122
Robert Half, Inc.	12,110	774,798
SS&C Technologies Holdings, Inc.	10,160	636,727
Teleperformance SE	169	17,855
Thomson Reuters Corp.	882	148,677
TransUnion(b)	4,390	325,562
TriNet Group, Inc.	7,587	758,700
TrueBlue, Inc.(a)	19,657	202,467
Upwork, Inc.(a)	16,807	180,675
Verisk Analytics, Inc.	4,947	1,333,464
Verra Mobility Corp., Class A(a)	6,175	167,960
WNS Holdings Ltd.(a)	1,448	76,020
Wolters Kluwer NV, Class C	5,059	835,434
		25,827,996
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)	4,699	6,626
Anywhere Real Estate, Inc.(a)	59,643	197,418
Brigade Enterprises Ltd.	64,019	1,033,429
CBRE Group, Inc., Class A(a)	2,106	187,666
China Overseas Land & Investment Ltd.	225,000	389,468
China Resources Land Ltd.	595,000	2,026,767
CK Asset Holdings Ltd.	10,500	39,334
Compass, Inc., Class A(a)	58,175	209,430
eXp World Holdings, Inc.(b)	21,035	237,380
Forestar Group, Inc.(a)	15,468	494,821
Howard Hughes Holdings, Inc.(a)	114	7,389
Jones Lang LaSalle, Inc.(a)	1,641	336,865
KE Holdings, Inc., ADR(b)	17,952	254,021
Kennedy-Wilson Holdings, Inc.(b)	52,527	510,562
Oberoi Realty Ltd.	25,206	533,185
Opendoor Technologies, Inc.(a)	150,378	276,696
Poly Developments & Holdings Group Co. Ltd., Class A	353,100	423,034
Redfin Corp.(a)	24,343	146,301
RMR Group, Inc., Class A	10,370	234,362
SM Prime Holdings, Inc.	1,024,800	494,091
St. Joe Co.	22,395	1,225,007
Star Holdings(a)	5,185	62,531
Sun Hung Kai Properties Ltd.	7,000	60,652
Wharf Real Estate Investment Co. Ltd.	9,000	23,854
Zillow Group, Inc., Class A(a)	187	8,423
		9,419,312
Residential REITs — 0.1%
Apartment Investment and Management Co., Class A(a)	5,655	46,880
Camden Property Trust	1,421	155,045
Centerspace(b)	4,184	282,964
Clipper Realty, Inc.(b)	10,578	38,187
Elme Communities	16,014	255,103
Equity LifeStyle Properties, Inc.	14,415	938,849
NexPoint Residential Trust, Inc.	26,821	1,059,698
UMH Properties, Inc.	17,486	279,601
		3,056,327
26
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 0.2%
Brixmor Property Group, Inc.	6,223	$ 143,689
InvenTrust Properties Corp.(b)	7,953	196,916
Kite Realty Group Trust	76,217	1,705,736
Saul Centers, Inc.	5,826	214,222
Simon Property Group, Inc.	9,311	1,413,410
Tanger, Inc.(b)	38,062	1,031,861
		4,705,834
Semiconductors & Semiconductor Equipment — 8.4%
ACM Research, Inc., Class A(a)	15,327	353,441
Advanced Micro Devices, Inc.(a)	30,575	4,959,571
Advantest Corp.	1,500	60,789
Alpha & Omega Semiconductor Ltd.(a)	8,098	302,622
Ambarella, Inc.(a)	12,395	668,710
Amkor Technology, Inc.(b)	36,525	1,461,730
Applied Materials, Inc.	7,992	1,886,032
ARM Holdings PLC, ADR(a)(b)	6,820	1,115,888
ASML Holding NV	3,956	4,031,820
ASPEED Technology, Inc.	1,000	148,391
Axcelis Technologies, Inc.(a)	10,632	1,511,764
Broadcom, Inc.	8,175	13,125,208
ChipMOS Technologies, Inc.	435,000	574,012
Cirrus Logic, Inc.(a)	6,316	806,301
Credo Technology Group Holding Ltd.(a)	35,152	1,122,755
Diodes, Inc.(a)	16,078	1,156,491
Disco Corp.	900	342,810
Elan Microelectronics Corp.	266,000	1,261,430
FormFactor, Inc.(a)	10,739	650,032
Ichor Holdings Ltd.(a)	5,240	202,002
Impinj, Inc.(a)	5,312	832,762
Intel Corp.	106,507	3,298,522
KLA Corp.	1,948	1,606,145
Lam Research Corp.	9,864	10,503,680
LX Semicon Co. Ltd.	6,545	384,299
Marvell Technology, Inc.	7,001	489,370
Maxeon Solar Technologies Ltd.(a)(b)	75,362	64,284
MaxLinear, Inc.(a)	29,128	586,638
MediaTek, Inc.	145,000	6,244,915
Micron Technology, Inc.(b)	32,524	4,277,882
Monolithic Power Systems, Inc.(b)	3,821	3,139,639
Navitas Semiconductor Corp.(a)	13,818	54,305
NVIDIA Corp.	454,850	56,192,169
Onto Innovation, Inc.(a)	8,458	1,857,038
Parade Technologies Ltd.	24,000	616,942
Photronics, Inc.(a)	28,279	697,643
Power Integrations, Inc.(b)	12,857	902,433
Powertech Technology, Inc.	69,000	398,974
QUALCOMM, Inc.	34,352	6,842,231
Rambus, Inc.(a)	20,359	1,196,295
Realtek Semiconductor Corp.	104,000	1,745,248
SCREEN Holdings Co. Ltd.	2,200	199,449
Semtech Corp.(a)	11,045	330,025
Silicon Laboratories, Inc.(a)	7,232	800,076
SiTime Corp.(a)	4,718	586,825
SK Hynix, Inc.	31,598	5,362,451
SMART Global Holdings, Inc.(a)	4,233	96,809
STMicroelectronics NV	427	16,725
Synaptics, Inc.(a)	4,719	416,216
Taiwan Semiconductor Manufacturing Co. Ltd.	1,493,000	44,234,026
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,518	1,306,704
Tokyo Electron Ltd.	8,900	1,948,213
Tower Semiconductor Ltd.(a)	4,327	170,094
Ultra Clean Holdings, Inc.(a)	15,850	776,650
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.(a)	5,860	$ 273,721
Wolfspeed, Inc.(a)	6,724	153,038
		194,344,235
Software — 6.8%
8x8, Inc.(a)(b)	46,396	102,999
ACI Worldwide, Inc.(a)	45,676	1,808,313
Adobe, Inc.(a)	9,204	5,113,190
Agilysys, Inc.(a)	4,302	448,010
Alarm.com Holdings, Inc.(a)	14,990	952,465
Alkami Technology, Inc.(a)(b)	10,258	292,148
Altair Engineering, Inc., Class A(a)(b)	9,616	943,137
American Software, Inc., Class A	12,404	113,249
Amplitude, Inc., Class A(a)	22,520	200,428
Appfolio, Inc., Class A(a)	4,184	1,023,281
Appian Corp., Class A(a)(b)	5,505	169,884
AppLovin Corp., Class A(a)	2,575	214,292
Asana, Inc., Class A(a)(b)	13,130	183,689
Atlassian Corp., Class A(a)	16,059	2,840,516
Aurora Innovation, Inc., Class A(a)(b)	100,092	277,255
Bill Holdings, Inc.(a)	5,276	277,623
Birlasoft Ltd.	208,150	1,718,872
Bit Digital, Inc.(a)(b)	72,805	231,520
Blackbaud, Inc.(a)	5,009	381,536
Blackline, Inc.(a)	8,165	395,594
Box, Inc., Class A(a)	27,388	724,139
Braze, Inc., Class A(a)	16,395	636,782
C3.ai, Inc., Class A(a)(b)	23,350	676,216
Cadence Design Systems, Inc.(a)	1,617	497,632
Cerence, Inc.(a)	866	2,451
Check Point Software Technologies Ltd.(a)	2,763	455,895
Cleanspark, Inc.(a)	47,862	763,399
Clear Secure, Inc., Class A(b)	39,041	730,457
Clearwater Analytics Holdings, Inc., Class A(a)(b)	11,155	206,591
CommVault Systems, Inc.(a)	11,672	1,418,965
Constellation Software, Inc./Canada	77	221,867
Crowdstrike Holdings, Inc., Class A(a)	8,190	3,138,326
CyberArk Software Ltd.(a)	1,240	339,041
Darktrace PLC(a)	8,915	64,818
Dassault Systemes SE	8,826	331,866
Datadog, Inc., Class A(a)	9,795	1,270,314
Dave, Inc., Class A(a)	2,602	78,841
DocuSign, Inc.(a)	6,682	357,487
Domo, Inc., Class B(a)	6,178	47,694
Dropbox, Inc., Class A(a)	50,937	1,144,554
Dynatrace, Inc.(a)	7,685	343,827
Elastic NV(a)	1,365	155,487
Everbridge, Inc.(a)	8,898	311,341
Expensify, Inc., Class A(a)(b)	6,465	9,633
Fortinet, Inc.(a)	53,650	3,233,485
Freshworks, Inc., Class A(a)(b)	41,121	521,825
Gitlab, Inc., Class A(a)	13,479	670,176
HashiCorp, Inc., Class A(a)	4,173	140,588
HubSpot, Inc.(a)	1,671	985,539
Hut 8 Corp.(a)	13,210	198,018
Informatica, Inc., Class A(a)(b)	7,173	221,502
Intapp, Inc.(a)	11,621	426,142
Intuit, Inc.	2,537	1,667,342
Jamf Holding Corp.(a)	14,887	245,635
KPIT Technologies Ltd.	15,688	306,765
LiveRamp Holdings, Inc.(a)	17,070	528,146
Manhattan Associates, Inc.(a)	13,673	3,372,856
Marathon Digital Holdings, Inc.(a)(b)	55,866	1,108,940
Master Portfolio Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Marin Software, Inc.(a)(b)	268	$ 630
Matterport, Inc., Class A(a)	25,682	114,799
Microsoft Corp.	157,970	70,604,691
Monday.com Ltd.(a)	512	123,269
N-able, Inc.(a)	15,082	229,699
nCino, Inc.(a)	192	6,038
NCR Voyix Corp.(a)	740	9,139
Nemetschek SE	912	89,036
Nice Ltd.(a)	1,426	245,324
Nutanix, Inc., Class A(a)	10,471	595,276
Olo, Inc., Class A(a)	60,536	267,569
Ooma, Inc.(a)	21,731	215,789
Oracle Corp.	13,005	1,836,306
Oracle Corp. Japan	1,300	89,706
Pagaya Technologies Ltd., Class A(a)	13,432	171,392
PagerDuty, Inc.(a)	20,762	476,073
Palantir Technologies, Inc., Class A(a)	40,655	1,029,791
Palo Alto Networks, Inc.(a)	2,992	1,014,318
Pegasystems, Inc.	5,637	341,208
PROS Holdings, Inc.(a)(b)	9,284	265,987
Q2 Holdings, Inc.(a)	19,082	1,151,217
Qualys, Inc.(a)	7,237	1,031,996
Rapid7, Inc.(a)	11,438	494,465
RingCentral, Inc., Class A(a)	14,913	420,547
Riot Platforms, Inc.(a)(b)	48,743	445,511
Rubrik, Inc., Class A(a)	6,868	210,573
Sage Group PLC	14,782	202,518
Salesforce, Inc.	28,060	7,214,226
SAP SE	7,262	1,458,758
Sapiens International Corp. NV	4,181	141,861
SEMrush Holdings, Inc., Class A(a)	39,103	523,589
SentinelOne, Inc., Class A(a)(b)	19,816	417,127
ServiceNow, Inc.(a)	11,446	9,004,225
Smartsheet, Inc., Class A(a)	16,805	740,764
Sprinklr, Inc., Class A(a)	24,353	234,276
Sprout Social, Inc., Class A(a)(b)	10,222	364,721
SPS Commerce, Inc.(a)	6,915	1,301,126
Synchronoss Technologies, Inc.(a)	1,528	14,210
Synopsys, Inc.(a)	1,299	772,983
Tenable Holdings, Inc.(a)	19,983	870,859
Teradata Corp.(a)	4,506	155,727
Terawulf, Inc.(a)	25,892	115,219
Unity Software, Inc.(a)(b)	14,138	229,884
Upland Software, Inc.(a)	9,814	24,437
Varonis Systems, Inc.(a)(b)	35,862	1,720,300
Verint Systems, Inc.(a)	22,926	738,217
Viant Technology, Inc., Class A(a)	2,216	21,872
Weave Communications, Inc.(a)	22,745	205,160
WiseTech Global Ltd.	1,142	75,919
Workday, Inc., Class A(a)	4,365	975,839
Workiva, Inc., Class A(a)	12,478	910,769
Xero Ltd.(a)	3,502	316,708
Xperi, Inc.(a)	16,149	132,583
Yext, Inc.(a)	24,828	132,830
Zeta Global Holdings Corp., Class A(a)	54,981	970,415
Zscaler, Inc.(a)	4,370	839,870
Zuora, Inc., Class A(a)	76,002	754,700
		158,304,624
Specialized REITs — 0.3%
EPR Properties	254	10,663
Equinix, Inc.	3,451	2,611,027
Gaming & Leisure Properties, Inc.(b)	6,829	308,739
Security	Shares	Value
Specialized REITs (continued)
Gladstone Land Corp.	4,121	$ 56,416
Lamar Advertising Co., Class A(b)	14,656	1,751,832
Outfront Media, Inc.(b)	55,302	790,819
Rayonier, Inc.(b)	487	14,167
Safehold, Inc.	7,622	147,028
SBA Communications Corp.	2,042	400,845
Weyerhaeuser Co.	8,383	237,993
		6,329,529
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	20,671	196,788
Aaron’s Co., Inc.	27,836	277,803
Abercrombie & Fitch Co., Class A(a)	15,006	2,668,667
Academy Sports & Outdoors, Inc.(b)	16,223	863,875
American Eagle Outfitters, Inc.(b)	45,287	903,929
America’s Car-Mart, Inc.(a)(b)	2,765	166,481
Arko Corp., Class A	21,895	137,282
Asbury Automotive Group, Inc.(a)	3,233	736,704
AutoNation, Inc.(a)	1,867	297,562
Beyond, Inc.(a)(b)	20,965	274,222
Boot Barn Holdings, Inc.(a)(b)	5,210	671,725
Burlington Stores, Inc.(a)	4,544	1,090,560
CarParts.com, Inc.(a)	94,457	94,457
Carvana Co., Class A(a)(b)	10,617	1,366,620
Chow Tai Fook Jewellery Group Ltd.	343,800	372,197
Citi Trends, Inc.(a)(b)	1,635	34,760
Conn’s, Inc.(a)	7,119	7,866
Container Store Group, Inc.(a)	5,350	2,889
Dick’s Sporting Goods, Inc.	1,942	417,239
Fast Retailing Co. Ltd.	800	202,353
Foot Locker, Inc.(b)	23,629	588,835
Foschini Group Ltd.	106,608	747,157
Gap, Inc.(b)	46,738	1,116,571
Genesco, Inc.(a)	9,150	236,619
Group 1 Automotive, Inc.(b)	3,905	1,160,878
Haverty Furniture Cos., Inc.	6,722	169,999
Home Depot, Inc.	37,575	12,934,818
Industria de Diseno Textil SA	1,402	69,572
JB Hi-Fi Ltd.	4,598	186,825
JD Sports Fashion PLC	10,049	15,090
Kingfisher PLC	7,173	22,492
Lands’ End, Inc.(a)	5,724	77,789
Leslie’s, Inc.(a)	24,372	102,119
Lithia Motors, Inc., Class A(b)	417	105,272
Lowe’s Cos., Inc.	6,572	1,448,863
MarineMax, Inc.(a)(b)	2,705	87,561
Monro, Inc.	3,123	74,515
Murphy USA, Inc.	554	260,081
National Vision Holdings, Inc.(a)	41,735	546,311
O’Reilly Automotive, Inc.(a)	860	908,212
Penske Automotive Group, Inc.(b)	8,182	1,219,282
Petco Health & Wellness Co., Inc.(a)(b)	29,809	112,678
PetMed Express, Inc.	2,671	10,818
Raizen SA, Preference Shares	765,431	403,932
Revolve Group, Inc.(a)(b)	16,976	270,088
RH(a)(b)	734	179,419
Ross Stores, Inc.	26,595	3,864,785
Sally Beauty Holdings, Inc.(a)	9,181	98,512
Shift Technologies, Inc., Class A(a)	304	—
Shoe Carnival, Inc.(b)	3,057	112,773
Signet Jewelers Ltd.(b)	6,058	542,676
Sleep Number Corp.(a)	6,986	66,856
Sonic Automotive, Inc., Class A(b)	5,308	289,127
28
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Stitch Fix, Inc., Class A(a)	86,675	$ 359,701
TJX Cos., Inc.	30,211	3,326,231
Trent Ltd.	19,877	1,304,318
Truworths International Ltd.	80,774	415,494
Ulta Beauty, Inc.(a)	605	233,451
Upbound Group, Inc.	24,622	755,895
Urban Outfitters, Inc.(a)	21,368	877,156
Victoria’s Secret & Co.(a)	20,114	355,414
Warby Parker, Inc., Class A(a)	32,908	528,502
Wayfair, Inc., Class A(a)(b)	10,712	564,844
Winmark Corp.	1,506	531,061
Zumiez, Inc.(a)	35,416	689,904
		48,756,475
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	295,553	62,249,373
Asustek Computer, Inc.	56,000	857,129
Canon, Inc.(b)	11,900	322,819
Chicony Electronics Co. Ltd.	226,000	1,189,036
Dell Technologies, Inc., Class C	4,892	674,656
HP, Inc.	7,670	268,603
Lenovo Group Ltd.	986,000	1,383,749
Logitech International SA, Class N, Registered Shares	766	73,720
NetApp, Inc.	3,235	416,668
Quanta Computer, Inc.	229,000	2,189,159
Samsung Electronics Co. Ltd.	323,038	19,012,006
Super Micro Computer, Inc.(a)(b)	2,339	1,916,460
Turtle Beach Corp.(a)	4,234	60,715
Xiaomi Corp., Class B(a)(c)	1,149,000	2,415,433
		93,029,526
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG, Class N	252	60,169
ANTA Sports Products Ltd.	37,000	353,868
Bosideng International Holdings Ltd.	2,082,000	1,295,859
Capri Holdings Ltd.(a)	491	16,242
Carter’s, Inc.(b)	124	7,684
Culp, Inc.(a)	3,659	16,392
Figs, Inc., Class A(a)	28,962	154,367
G-III Apparel Group Ltd.(a)	30,544	826,826
Hermes International SCA	223	515,047
Kontoor Brands, Inc.	3,928	259,837
LVMH Moet Hennessy Louis Vuitton SE	1,298	996,592
Makalot Industrial Co. Ltd.	15,000	194,368
Moncler SpA	614	37,665
NIKE, Inc., Class B	45,428	3,423,908
Oxford Industries, Inc.(b)	4,564	457,085
Pandora A/S	497	74,805
Skechers USA, Inc., Class A(a)	2,542	175,703
Under Armour, Inc., Class A(a)(b)	27,227	181,604
Under Armour, Inc., Class C(a)	626	4,088
Unifi, Inc.(a)	3,990	23,501
Vera Bradley, Inc.(a)	12,306	77,036
Xtep International Holdings Ltd.	918,500	564,325
		9,716,971
Tobacco — 0.1%
British American Tobacco PLC	28,575	877,814
Imperial Brands PLC	3,549	90,815
Philip Morris International, Inc.	1,610	163,141
Security	Shares	Value
Tobacco (continued)
Turning Point Brands, Inc.	4,885	$ 156,760
Universal Corp.	1,808	87,127
		1,375,657
Trading Companies & Distributors — 1.1%
Adani Enterprises Ltd.	10,657	405,505
Applied Industrial Technologies, Inc.	10,596	2,055,624
Ashtead Group PLC	4,821	321,434
Beacon Roofing Supply, Inc.(a)	12,208	1,104,824
BlueLinx Holdings, Inc.(a)	6,564	611,043
Boise Cascade Co.(b)	19,559	2,331,824
Bunzl PLC	11,373	432,107
DNOW, Inc.(a)	65,303	896,610
DXP Enterprises, Inc.(a)	4,426	202,888
Fastenal Co.(b)	2,230	140,133
Ferguson PLC	5,385	1,042,805
FTAI Aviation Ltd.	7,571	781,554
GATX Corp.(b)	10,429	1,380,382
Global Industrial Co.	8,857	277,756
GMS, Inc.(a)	17,799	1,434,777
H&E Equipment Services, Inc.	9,877	436,267
Herc Holdings, Inc.	10,008	1,333,966
ITOCHU Corp.	13,300	653,804
Karat Packaging, Inc.	2,753	81,434
LX International Corp.	17,719	391,276
Marubeni Corp.	25,400	470,981
McGrath RentCorp	5,323	567,166
Mitsubishi Corp.	3,000	58,974
Mitsui & Co. Ltd.	4,600	104,910
MRC Global, Inc.(a)	19,730	254,714
Rush Enterprises, Inc., Class A(b)	4,592	192,267
SK Networks Co. Ltd.	71,789	250,220
Sojitz Corp.	5,300	129,464
Sumitomo Corp.	50,300	1,263,634
Toyota Tsusho Corp.	9,600	187,614
United Rentals, Inc.	1,633	1,056,110
Watsco, Inc.(b)	1,002	464,166
WESCO International, Inc.	13,951	2,211,513
WW Grainger, Inc.	2,562	2,311,539
		25,839,285
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	55,287	978,678
Aena SME SA(c)	519	105,096
Aeroports de Paris	465	56,637
Getlink SE	1,653	27,369
Grupo Aeroportuario del Sureste SAB de CV, Class B	11,632	350,200
Gujarat Pipavav Port Ltd.	213,646	534,579
International Container Terminal Services, Inc.	132,500	790,809
		2,843,368
Water Utilities — 0.0%
American States Water Co.	1,911	138,681
American Water Works Co., Inc.	841	108,624
California Water Service Group	8,530	413,620
Severn Trent PLC	2,583	77,746
SJW Group	4,176	226,423
United Utilities Group PLC	6,343	78,797
York Water Co.(b)	3,381	125,401
		1,169,292
Master Portfolio Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series B	157,036	$ 133,646
Bharti Airtel Ltd.	166,953	2,888,525
SK Telecom Co. Ltd.	42,556	1,588,921
SK Telecom Co. Ltd., ADR	9,619	201,326
Telephone and Data Systems, Inc.	28,060	581,684
		5,394,102
Total Common Stocks — 88.8% (Cost: $1,746,041,736)		2,059,102,873
Preferred Securities
Preferred Stocks — 0.4%
Automobiles — 0.0%
Volkswagen AG	6,044	682,451
Banks — 0.1%
Banco Bradesco SA	399,333	884,375
Itau Unibanco Holding SA	443,312	2,570,212
		3,454,587
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais	94,403	167,019
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	75,952	356,791
		523,810
Household Products — 0.0%
Henkel AG & Co. KGaA	1,994	177,539
Machinery — 0.1%
Marcopolo SA	1,140,715	1,295,780
Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA	511,535	3,481,853
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 07/26/81	7	103
Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A(f)(g)	1,463	37,936
		9,654,059
Total Preferred Securities — 0.4% (Cost: $10,154,957)		9,654,059
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,254
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	2,071
INHIBRX, Inc. CVR	4,627	4,997
Kinnate Biopharma, Inc., CVR(b)	3,570	222
Korro Bio, Inc., CVR(d)	4,801	102
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	264
Radius Health, Inc., CVR	2,221	178
Surface Oncology, Inc., CVR	4,415	414
		14,055
Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR	1,837	1,451
Security	Shares	Value
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	$ 261
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	7,707
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	6,243
Pharmaceuticals — 0.0%
Concentra Biosciences, LLC, CVR	3,637	32
Flexion Therapeutics, CVR(d)	3,275	1,801
		1,833
Total Rights — 0.0% (Cost: $21,565)		31,550
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Issued 07/06/20, Exercisable 08/03/20, 1 Share for 1 Warrant, Expires 08/03/27, Strike Price USD 22.00)(a)(b)	365	15,023
Total Warrants — 0.0% (Cost: $1,792)		15,023
Total Long-Term Investments — 89.2% (Cost: $1,756,220,050)		2,068,803,505
Short-Term Securities
Money Market Funds — 17.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(h)(i)(j)	151,909,570	151,955,143
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(h)(i)	248,503,935	248,503,935
Total Short-Term Securities — 17.2% (Cost: $400,437,985)		400,459,078
Total Investments — 106.4% (Cost: $2,156,658,035)		2,469,262,583
Liabilities in Excess of Other Assets — (6.4)%		(149,375,178)
Net Assets — 100.0%		$ 2,319,887,405

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $18,012, representing less than 0.05% of its net assets as of period end, and an original cost of $100,430.

(f)	Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
30
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 107,050,644	$ 44,940,857 (a)	$ —	$ (11,412)	$ (24,946)	$ 151,955,143	151,909,570	$ 155,664 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	95,681,778	152,822,157 (a)	—	—	—	248,503,935	248,503,935	4,536,643	—
				$ (11,412)	$ (24,946)	$ 400,459,078		$ 4,692,307	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	37	09/20/24	$ 3,820	$ 58,473
MSCI Emerging Markets Index	181	09/20/24	9,848	19,598
S&P 500 E-Mini Index	840	09/20/24	231,903	776,572
				854,643
Short Contracts
E-mini Russell 2000 Index	243	09/20/24	25,090	(31,910)
MSCI EAFE Index	247	09/20/24	28,939	(147,795)
MSCI Emerging Markets Index	559	09/20/24	30,415	(216,791)
				(396,496)
				$ 458,147
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,241,000	USD	4,557,811	Toronto-Dominion Bank	09/18/24	$ 1,029
USD	36,809	NZD	60,000	Barclays Bank PLC	09/18/24	264
USD	809,723	SEK	8,486,000	Toronto-Dominion Bank	09/18/24	5,911
						7,204
CHF	2,076,000	USD	2,356,480	Barclays Bank PLC	09/18/24	(24,197)
EUR	1,332,000	USD	1,433,374	Morgan Stanley & Co. International PLC	09/18/24	(1,548)
GBP	4,577,000	USD	5,806,300	Barclays Bank PLC	09/18/24	(17,218)
JPY	351,331,000	USD	2,264,730	Barclays Bank PLC	09/18/24	(55,174)
JPY	288,677,000	USD	1,853,015	Toronto-Dominion Bank	09/18/24	(37,496)
SGD	2,078,000	USD	1,541,729	Toronto-Dominion Bank	09/18/24	(3,688)
USD	2,289,360	AUD	3,453,000	Goldman Sachs International	09/18/24	(18,751)
USD	3,141,664	CAD	4,307,000	Toronto-Dominion Bank	09/18/24	(12,373)
USD	103,355	NOK	1,102,000	Toronto-Dominion Bank	09/18/24	(56)
						(170,501)
						$ (163,297)
Master Portfolio Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio

OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.10%, 5.33%	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/08/24	USD	160,133	$ 1,409,494	$ —	$ 1,409,494
MSCI Emerging Markets (Net Return)	At Termination	1-Day SOFR plus 0.92%, 5.33%	At Termination	UBS AG	N/A	08/29/24	USD	62,786	(750,742)	—	(750,742)
1-Day SOFR plus 0.47%, 5.33%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	10/11/24	USD	118,145	4,120,603	—	4,120,603
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.14%, 5.33%	Quarterly	Goldman Sachs International	N/A	10/11/24	USD	59,070	352,975	—	352,975
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR minus 0.08%, 5.33%	Quarterly	BNP Paribas SA	N/A	10/31/24	USD	71,661	(2,618,969)	—	(2,618,969)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.25%, 5.33%	Quarterly	Merrill Lynch International	N/A	10/31/24	USD	63,535	(2,287,041)	—	(2,287,041)
1-Day SOFR plus 0.42%, 5.33%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	10/31/24	USD	178,239	12,858,555	—	12,858,555
1-Day SOFR plus 0.43%, 5.33%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/08/24	USD	551,515	22,890,541	—	22,890,541
1-Day SOFR plus 0.45%, 5.33%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/08/24	USD	73,593	3,052,338	—	3,052,338
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.25%, 5.33%	Quarterly	Merrill Lynch International	N/A	01/31/25	USD	65,749	(2,046,934)	—	(2,046,934)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.04%, 5.33%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	64,918	802,216	—	802,216
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.34%, 5.33%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	28,404	270,816	—	270,816
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.19%, 5.33%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	154,706	2,110,765	—	2,110,765
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.28%, 5.33%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	85,403	(211,820)	—	(211,820)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.22%, 5.33%	Quarterly	JPMorgan Chase Bank N.A.	N/A	04/30/25	USD	21,246	(269,731)	—	(269,731)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.22%, 5.33%	Quarterly	Merrill Lynch International	N/A	05/08/25	USD	208,858	(3,362,872)	—	(3,362,872)
1-Day SOFR plus 0.69%, 5.33%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	05/29/25	USD	178,594	5,404,610	—	5,404,610
									$ 41,724,804	$ —	$ 41,724,804
32
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 53,272,913	$ (11,548,109)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 854,643	$ —	$ —	$ —	$ 854,643
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,204	—	—	7,204
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	53,272,913	—	—	—	53,272,913
	$ —	$ —	$ 54,127,556	$ 7,204	$ —	$ —	$ 54,134,760
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 396,496	$ —	$ —	$ —	$ 396,496
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	170,501	—	—	170,501
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	11,548,109	—	—	—	11,548,109
	$ —	$ —	$ 11,944,605	$ 170,501	$ —	$ —	$ 12,115,106

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 17,918,250	$ —	$ —	$ (1,356,214)	$ 16,562,036
Forward foreign currency exchange contracts	—	—	—	(133,065)	—	—	(133,065)
Swaps	—	—	34,932,634	—	—	—	34,932,634
	$ —	$ —	$ 52,850,884	$ (133,065)	$ —	$ (1,356,214)	$ 51,361,605
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,026,306	$ —	$ —	$ —	$ 1,026,306
Forward foreign currency exchange contracts	—	—	—	(151,262)	—	—	(151,262)
Swaps	—	—	44,878,936	—	—	—	44,878,936
	$ —	$ —	$ 45,905,242	$ (151,262)	$ —	$ —	$ 45,753,980
Master Portfolio Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$227,015,363
Average notional value of contracts — short	$78,720,805
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,828,312
Average amounts sold — in USD	$19,417,324
Total return swaps:
Average notional value	$1,925,984,489
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 28,226	$ 1,184,059
Forward foreign currency exchange contracts	7,204	170,501
Swaps — OTC(a)	53,272,913	11,548,109
Total derivative assets and liabilities in the Statement of Assets and Liabilities	53,308,343	12,902,669
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(28,226)	(1,184,059)
Total derivative assets and liabilities subject to an MNA	$ 53,280,117	$ 11,718,610

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 264	$ (264)	$ —	$ —	$ —
Goldman Sachs International	18,616,140	(18,751)	—	(18,597,389)	—
JPMorgan Chase Bank N.A.	5,530,097	(269,731)	—	(5,260,366)	—
Merrill Lynch International	29,126,676	(7,908,667)	—	(21,218,009)	—
Toronto-Dominion Bank	6,940	(6,940)	—	—	—
	$ 53,280,117	$ (8,204,353)	$ —	$ (45,075,764)	$ —

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 96,589	$ (264)	$ —	$ —	$ 96,325
BNP Paribas SA	2,618,969	—	—	(2,618,969)	—
Goldman Sachs International	18,751	(18,751)	—	—	—
JPMorgan Chase Bank N.A.	269,731	(269,731)	—	—	—
Merrill Lynch International	7,908,667	(7,908,667)	—	—	—
Morgan Stanley & Co. International PLC	1,548	—	—	—	1,548
Toronto-Dominion Bank	53,613	(6,940)	—	—	46,673
UBS AG	750,742	—	—	(750,742)	—
	$ 11,718,610	$ (8,204,353)	$ —	$ (3,369,711)	$ 144,546

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
34
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 25,171,310	$ 3,505,394	$ —	$ 28,676,704
Air Freight & Logistics	5,513,125	2,585,535	—	8,098,660
Automobile Components	10,054,491	4,727,765	—	14,782,256
Automobiles	6,229,192	13,899,594	—	20,128,786
Banks	74,614,897	75,346,821	16	149,961,734
Beverages	10,700,474	6,263,742	—	16,964,216
Biotechnology	75,521,399	5,039,305	—	80,560,704
Broadline Retail	47,968,453	13,823,722	—	61,792,175
Building Products	19,002,967	1,780,720	—	20,783,687
Capital Markets	41,588,842	6,166,957	—	47,755,799
Chemicals	14,063,664	6,479,672	1	20,543,337
Commercial Services & Supplies	23,007,111	495,784	—	23,502,895
Communications Equipment	10,103,047	974,425	—	11,077,472
Construction & Engineering	21,584,723	8,997,747	—	30,582,470
Construction Materials	3,344,015	3,484,735	—	6,828,750
Consumer Finance	9,868,021	1,181,791	—	11,049,812
Consumer Staples Distribution & Retail	31,564,742	4,269,533	—	35,834,275
Containers & Packaging	646,728	358	—	647,086
Distributors	228,346	—	—	228,346
Diversified Consumer Services	6,775,402	219,823	—	6,995,225
Diversified REITs	2,497,607	63,718	—	2,561,325
Diversified Telecommunication Services	4,468,340	4,220,809	—	8,689,149
Electric Utilities	8,473,676	5,119,218	624	13,593,518
Electrical Equipment	16,243,243	7,068,957	—	23,312,200
Electronic Equipment, Instruments & Components	29,061,155	14,698,392	—	43,759,547
Energy Equipment & Services	18,722,998	—	—	18,722,998
Entertainment	12,803,377	4,597,809	—	17,401,186
Financial Services	52,747,312	7,331,036	—	60,078,348
Food Products	9,575,294	6,385,635	—	15,960,929
Gas Utilities	6,214,803	2,103,959	—	8,318,762
Ground Transportation	6,564,992	—	—	6,564,992
Health Care Equipment & Supplies	32,478,031	1,620,060	—	34,098,091
Health Care Providers & Services	40,428,941	4,900,906	—	45,329,847
Health Care REITs	277,870	—	—	277,870
Health Care Technology	3,183,599	—	—	3,183,599
Hotel & Resort REITs	5,492,288	—	—	5,492,288
Hotels, Restaurants & Leisure	16,168,050	8,740,604	—	24,908,654
Household Durables	20,258,120	4,320,210	—	24,578,330
Household Products	22,891,221	616,507	—	23,507,728
Independent Power and Renewable Electricity Producers	3,487,423	2,650,901	—	6,138,324
Industrial Conglomerates	789,163	5,874,916	—	6,664,079
Industrial REITs	2,628,083	90,522	—	2,718,605
Insurance	38,139,278	26,328,584	—	64,467,862
Interactive Media & Services	71,462,074	25,031,518	—	96,493,592
IT Services	11,517,327	10,880,766	—	22,398,093
Leisure Products	1,760,274	—	—	1,760,274
Life Sciences Tools & Services	11,175,858	400,260	—	11,576,118
Machinery	42,441,531	7,767,602	—	50,209,133
Marine Transportation	2,497,246	1,746,058	—	4,243,304
Media	14,114,500	794,418	—	14,908,918
Metals & Mining	21,701,125	17,288,493	79	38,989,697
Mortgage Real Estate Investment Trusts (REITs)	1,169,616	—	—	1,169,616
Multi-Utilities	7,438,848	3,314,228	—	10,753,076
Master Portfolio Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
June 30, 2024
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Office REITs	$ 5,991,863	$ —	$ —	$ 5,991,863
Oil, Gas & Consumable Fuels	43,612,627	18,844,443	31	62,457,101
Paper & Forest Products	635,670	920,939	—	1,556,609
Passenger Airlines	3,665,369	1,182,405	—	4,847,774
Personal Care Products	3,436,475	4,315,978	—	7,752,453
Pharmaceuticals	58,123,888	18,636,211	—	76,760,099
Professional Services	21,492,067	4,335,929	—	25,827,996
Real Estate Management & Development	4,395,498	5,023,814	—	9,419,312
Residential REITs	3,056,327	—	—	3,056,327
Retail REITs	4,705,834	—	—	4,705,834
Semiconductors & Semiconductor Equipment	126,773,741	67,570,494	—	194,344,235
Software	153,404,334	4,900,290	—	158,304,624
Specialized REITs	6,329,529	—	—	6,329,529
Specialty Retail	46,168,134	2,588,341	—	48,756,475
Technology Hardware, Storage & Peripherals	65,586,475	27,443,051	—	93,029,526
Textiles, Apparel & Luxury Goods	5,624,273	4,092,698	—	9,716,971
Tobacco	407,028	968,629	—	1,375,657
Trading Companies & Distributors	21,169,362	4,669,923	—	25,839,285
Transportation Infrastructure	1,141,009	1,702,359	—	2,843,368
Water Utilities	1,012,749	156,543	—	1,169,292
Wireless Telecommunication Services	916,656	4,477,446	—	5,394,102
Preferred Securities
Preferred Stocks
Automobiles	—	682,451	—	682,451
Banks	3,454,587	—	—	3,454,587
Electric Utilities	523,810	—	—	523,810
Household Products	—	177,539	—	177,539
Machinery	1,295,780	—	—	1,295,780
Oil, Gas & Consumable Fuels	3,481,853	—	—	3,481,853
Real Estate Management & Development	103	—	—	103
Trading Companies & Distributors	37,936	—	—	37,936
Rights
Biotechnology	—	6,075	7,980	14,055
Consumer Staples Distribution & Retail	—	1,451	—	1,451
Health Care Equipment & Supplies	—	—	261	261
Metals & Mining	7,707	—	—	7,707
Paper & Forest Products	—	—	6,243	6,243
Pharmaceuticals	—	32	1,801	1,833
Warrants	15,023	—	—	15,023
Short-Term Securities
Money Market Funds	400,459,078	—	—	400,459,078
	$1,963,348,997	$505,896,550	$17,036	$2,469,262,583
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 854,643	$ 53,272,913	$ —	$ 54,127,556
Foreign Currency Exchange Contracts	—	7,204	—	7,204
Liabilities
Equity Contracts	(396,496)	(11,548,109)	—	(11,944,605)
Foreign Currency Exchange Contracts	—	(170,501)	—	(170,501)
	$458,147	$41,561,507	$—	$42,019,654

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See master portfolio notes to financial statements.
36
2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities(unaudited)
June 30, 2024

Diversified Equity Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,068,803,505
Investments, at value — affiliated(c)	400,459,078
Cash	651,130
Cash pledged:
Collateral — OTC derivatives	3,500,000
Futures contracts	12,844,000
Foreign currency, at value(d)	2,457,299
Receivables:
Investments sold	37,169,209
Securities lending income — affiliated	31,572
Dividends — unaffiliated	2,699,198
Dividends — affiliated	1,003,898
Variation margin on futures contracts	28,226
Unrealized appreciation on:
Forward foreign currency exchange contracts	7,204
OTC swaps	53,272,913
Prepaid expenses	1,908
Total assets	2,582,929,140
LIABILITIES
Cash received as collateral for OTC derivatives	53,160,000
Collateral on securities loaned	152,035,423
Payables:
Investments purchased	38,727,063
Administration fees	188,493
Withdrawals to investors	4,199,954
Deferred foreign capital gain tax	1,713,519
Investment advisory fees	79,821
Trustees’ fees	1,694
Professional fees	33,099
Variation margin on futures contracts	1,184,059
Unrealized depreciation on:
Forward foreign currency exchange contracts	170,501
OTC swaps	11,548,109
Total liabilities	263,041,735
Commitments and contingent liabilities
NET ASSETS	$ 2,319,887,405
NET ASSETS CONSIST OF
Investors’ capital	$ 1,967,004,509
Net unrealized appreciation (depreciation)	352,882,896
NET ASSETS	$ 2,319,887,405
(a) Investments, at cost—unaffiliated	$1,756,220,050
(b) Securities loaned, at value	$148,622,973
(c) Investments, at cost—affiliated	$400,437,985
(d) Foreign currency, at cost	$2,460,395
See master portfolio notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
37

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

Diversified Equity Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$15,099,075
Dividends — affiliated	4,536,643
Interest — unaffiliated	214,078
Securities lending income — affiliated — net	155,664
Foreign taxes withheld	(1,047,465)
Total investment income	18,957,995
EXPENSES
Investment advisory	2,273,643
Administration	926,632
Trustees	8,504
Professional	5,972
Total expenses excluding interest expense	3,214,751
Interest expense — unaffiliated	199
Total expenses	3,214,950
Less:
Fees waived and/or reimbursed by the Administrator	(926,632)
Fees waived and/or reimbursed by the Manager	(954,174)
Total expenses after fees waived and/or reimbursed	1,334,144
Net investment income	17,623,851
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	70,595,229
Investments — affiliated	(11,412)
Forward foreign currency exchange contracts	(133,065)
Foreign currency transactions	(361,310)
Futures contracts	16,562,036
Swaps	34,932,634
121,584,112
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	88,162,720
Investments — affiliated	(24,946)
Forward foreign currency exchange contracts	(151,262)
Foreign currency translations	(41,270)
Futures contracts	1,026,306
Swaps	44,878,936
133,850,484
Net realized and unrealized gain	255,434,596
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,058,447
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,037,708)
(b) Net of increase in deferred foreign capital gain tax of	$(535,597)
See master portfolio notes to financial statements.
38
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	Diversified Equity Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,623,851	$21,124,990
Net realized gain	121,584,112	74,021,309
Net change in unrealized appreciation (depreciation)	133,850,484	186,825,732
Net increase in net assets resulting from operations	273,058,447	281,972,031
CAPITAL TRANSACTIONS
Proceeds from contributions	557,474,371	544,530,440
Value of withdrawals	(92,088,885)	(40,830,499)
Net increase in net assets derived from capital transactions	465,385,486	503,699,941
NET ASSETS
Total increase in net assets	738,443,933	785,671,972
Beginning of period	1,581,443,472	795,771,500
End of period	$2,319,887,405	$1,581,443,472
See master portfolio notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
39

Financial Highlights
(unaudited)

Diversified Equity Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	15.71%(a)	26.72%	(19.12)%	27.62%	19.60%	31.98%
Ratios to Average Net Assets(b)
Total expenses	0.35%(c)	0.36%	0.36%	0.35%	0.36%	0.36%
Total expenses after fees waived and/or reimbursed	0.14%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.90%(c)	2.07%	1.80%	1.28%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000)	$2,319,887	$1,581,443	$795,772	$957,842	$733,804	$507,138
Portfolio turnover rate	61%	125%	117%	127%	150%	172%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See master portfolio notes to financial statements.
40
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the "Manager") or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Master Portfolio Notes to Financial Statements
41

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
42
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Master Portfolio Notes to Financial Statements
43

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Master Portfolio Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Diversified Equity Master Portfolio
Barclays Bank PLC	$ 17,704,425	$ (17,704,425)	$ —	$ —
BMO Capital Markets Corp.	153,674	(153,674)	—	—
BNP Paribas SA	26,122,291	(26,122,291)	—	—
BofA Securities, Inc.	1,578,701	(1,578,701)	—	—
Citadel Clearing LLC	4,044,807	(4,044,807)	—	—
Citigroup Global Markets, Inc.	9,447,649	(9,447,649)	—	—
Goldman Sachs & Co. LLC	3,123,761	(3,123,761)	—	—
HSBC Bank PLC	3,863,401	(3,863,401)	—	—
ING Financial Markets LLC	44,530	(44,530)	—	—
J.P. Morgan Securities LLC	28,159,449	(28,159,449)	—	—
Jefferies LLC	1,394,646	(1,394,646)	—	—
Morgan Stanley	27,214,054	(27,214,054)	—	—
National Financial Services LLC	877,500	(877,500)	—	—
RBC Capital Markets LLC	2,037,693	(2,037,693)	—	—
Scotia Capital (USA), Inc.	217,690	(217,690)	—	—
Scotia Capital, Inc.	147,518	(145,990)	—	1,528
SG Americas Securities LLC	2,801,454	(2,801,454)	—	—
State Street Bank & Trust Co.	914,409	(914,409)	—	—
Toronto-Dominion Bank	3,413,030	(3,413,030)	—	—
UBS AG	5,137,111	(5,137,111)	—	—
UBS Securities LLC	5,950,019	(5,950,019)	—	—
Virtu Americas LLC	1,985,556	(1,985,556)	—	—
Wells Fargo Bank N.A.	1,685,552	(1,685,552)	—	—
Wells Fargo Securities LLC	604,053	(604,053)	—	—
	$ 148,622,973	$ (148,621,445)	$ —	$ 1,528

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
44
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement  of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Master Portfolio bears the risk of
Master Portfolio Notes to Financial Statements
45

Notes to Financial Statements (unaudited) (continued)

loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.
Expense Waivers and Reimbursements:  The Manager has contractually agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio through June 30, 2025. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the Manager waived $880,300 pursuant to this agreement.
BAL contractually agreed to waive all of its administration fees payable by the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $926,632.
The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $14,476.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2024, the amount waived was $59,398.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
46
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $61,480 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Diversified Equity Master Portfolio	$ 84,855,714	$ 99,214,434	$ 5,290,042
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $1,472,243,168 and $1,041,096,762, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Equity Master Portfolio	$ 2,184,743,579	$ 427,648,104	$ (101,109,447)	$ 326,538,657
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements (unaudited) (continued)

9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
48
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
49

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
50
2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
51

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Diversified Equity Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.  BlackRock Diversified Equity Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund.  Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund.  For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis.  The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.  Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information.  BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund.  The Board noted the willingness of BlackRock’s
52
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel.  The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Lipper Classification (“Lipper Classification”).  The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records.  The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Lipper Classification. The Board noted that BlackRock believes that the Lipper Classification is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed
Disclosure of Investment Advisory Agreement
53

Disclosure of Investment Advisory Agreement (continued)

BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices.  The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
 The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory.  In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
54
2024 BlackRock Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in This Report
55

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schedule of Investments (unaudited)
June 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
AGL Energy Ltd.	99,885	$ 719,719
Aristocrat Leisure Ltd.	55,876	1,850,363
BHP Group Ltd., Class DI	218,194	6,236,410
Brambles Ltd.	16,058	154,958
Cochlear Ltd.	2,484	548,318
Coles Group Ltd.	11,073	125,442
Computershare Ltd.	2,915	50,983
Glencore PLC	16,312	92,820
Macquarie Group Ltd.	13,688	1,862,544
REA Group Ltd.	5,252	685,778
Rio Tinto Ltd.	23,920	1,894,747
Rio Tinto PLC	12,067	791,815
South32 Ltd.	135,184	327,969
Transurban Group(a)	35,625	293,820
Wesfarmers Ltd.	47,624	2,062,189
Woodside Energy Group Ltd.	29,009	546,268
Worley Ltd.	39,419	392,544
		18,636,687
Austria — 0.5%
BAWAG Group AG(b)	5,576	352,488
Erste Group Bank AG	18,352	868,695
OMV AG	12,303	534,777
		1,755,960
Belgium — 0.5%
Groupe Bruxelles Lambert NV	347	24,707
KBC Group NV	21,646	1,525,231
Sofina SA	499	113,549
Umicore SA	3,670	55,229
		1,718,716
Brazil — 0.0%
Yara International ASA	3,924	113,082
China — 0.4%
BOC Hong Kong Holdings Ltd.	48,500	149,656
Budweiser Brewing Co. APAC Ltd.(b)	270,900	318,844
Wilmar International Ltd.	56,400	128,607
Yangzijiang Shipbuilding Holdings Ltd.	298,500	540,306
		1,137,413
Denmark — 4.5%
AP Moller - Maersk A/S, Class B	6	10,406
DSV A/S	5,328	817,838
Genmab A/S(c)	1,847	462,846
Novo Nordisk A/S, Class B	83,053	11,883,618
Pandora A/S	5,723	861,385
Vestas Wind Systems A/S(c)	13,864	321,478
		14,357,571
Finland — 0.7%
Nordea Bank Abp	145,208	1,731,027
Stora Enso OYJ, Class R	4,574	62,460
Wartsila OYJ Abp	17,871	346,452
		2,139,939
France — 7.7%
Air Liquide SA	5,135	886,237
Airbus SE	90	12,362
Amundi SA(b)	4,356	281,733
BNP Paribas SA	42,951	2,746,806
Bouygues SA	4,386	140,985
Security	Shares	Value
France (continued)
Capgemini SE	2,108	$ 418,728
Carrefour SA	148,828	2,108,932
Credit Agricole SA	93,008	1,269,989
Danone SA	52,901	3,240,175
Dassault Aviation SA	509	92,173
Dassault Systemes SE	47,615	1,790,370
Eiffage SA	15,572	1,431,167
Engie SA	11,168	159,930
EssilorLuxottica SA	3,328	715,132
Eurazeo SE	1,499	119,528
Forvia SE	13,686	163,300
Gecina SA	905	83,542
Hermes International SCA	873	2,016,303
Legrand SA	1,673	166,054
L’Oreal SA	284	125,007
LVMH Moet Hennessy Louis Vuitton SE	2,134	1,638,466
Publicis Groupe SA	4,217	447,926
TotalEnergies SE	2,626	175,820
Ubisoft Entertainment SA, Class A(c)(d)	19,721	431,559
Valeo SE	51,521	550,931
Veolia Environnement SA	64,814	1,941,364
Vinci SA	14,904	1,570,946
		24,725,465
Germany — 9.9%
adidas AG, Class N	2,073	494,963
Allianz SE, Registered Shares	19,608	5,445,750
Bayer AG, Class N, Registered Shares	110,718	3,120,921
Beiersdorf AG	2,084	305,027
Deutsche Bank AG, Class N, Registered Shares	50,517	807,391
Deutsche Lufthansa AG, Registered Shares	54,842	336,384
Deutsche Post AG, Class N, Registered Shares	621	25,217
Deutsche Telekom AG, Class N, Registered Shares	175,747	4,417,490
Fresenius Medical Care AG	6,790	259,492
Fresenius SE & Co. KGaA(c)	17,496	522,680
Henkel AG & Co. KGaA	2,875	226,197
HUGO BOSS AG	477	21,447
Jenoptik AG	2	58
LANXESS AG	991	24,377
Mercedes-Benz Group AG, Class N	548	37,895
Nemetschek SE	6,024	588,104
Nordex SE(c)	10,761	131,553
SAP SE	37,328	7,498,283
Scout24 SE(b)	2,783	212,632
Siemens AG, Class N, Registered Shares	33,044	6,150,331
Siemens Energy AG(c)	37,378	974,616
Talanx AG(c)	896	71,402
Volkswagen AG	659	78,964
Zalando SE(b)(c)	8,114	190,473
		31,941,647
Hong Kong — 1.4%
AIA Group Ltd.	459,400	3,108,184
ASMPT Ltd.	2,000	27,697
CK Asset Holdings Ltd.	147,000	550,672
Jardine Matheson Holdings Ltd.	10,900	384,764
Sino Land Co. Ltd.	44,000	45,280
Sun Hung Kai Properties Ltd.	2,000	17,329
Swire Properties Ltd.	38,000	60,540
Wharf Real Estate Investment Co. Ltd.	84,000	222,637
		4,417,103
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland — 0.2%
Kerry Group PLC, Class A	8,629	$ 699,287
Israel — 0.3%
Bank Hapoalim BM	7,824	69,099
Bank Leumi Le-Israel BM	13,708	111,742
Elbit Systems Ltd.	529	92,052
Isracard Ltd.	1,271	4,240
Mizrahi Tefahot Bank Ltd.	370	12,547
Nice Ltd.(c)	3,642	626,557
		916,237
Italy — 2.6%
A2A SpA	319,940	635,140
Amplifon SpA	2,880	102,412
Assicurazioni Generali SpA	18,722	466,065
Banca Monte dei Paschi di Siena SpA	200,680	946,116
Banco BPM SpA	6,555	42,187
Enel SpA	127,166	882,378
Ferrari NV	5,966	2,434,675
Intesa Sanpaolo SpA	179,863	668,445
Mediobanca Banca di Credito Finanziario SpA	10,041	146,981
MFE-MediaForEurope NV, Class A	8	28
Moncler SpA	1,805	110,726
Poste Italiane SpA(b)	36,015	458,274
Recordati Industria Chimica e Farmaceutica SpA	6,847	356,371
Saipem SpA(c)	58,912	151,067
UniCredit SpA	29,225	1,081,501
		8,482,366
Japan — 21.2%
Asahi Group Holdings Ltd.	6,000	212,307
Asahi Kasei Corp.	12,500	80,264
Canon, Inc.(d)	24,100	653,776
Central Japan Railway Co.	62,100	1,346,149
Concordia Financial Group Ltd.	10,900	64,566
Dai-ichi Life Holdings, Inc.	16,900	452,579
Daiichi Sankyo Co. Ltd.	28,100	976,579
Daito Trust Construction Co. Ltd.	1,300	134,565
Daiwa House Industry Co. Ltd.	40,400	1,028,579
Daiwa Securities Group, Inc.	2,900	22,264
Fujitsu Ltd.	24,100	377,972
Hitachi Ltd.	193,100	4,347,900
Honda Motor Co. Ltd.	49,100	527,824
Hoya Corp.	1,700	198,797
Hulic Co. Ltd.(d)	11,900	105,771
ITOCHU Corp.	20,700	1,017,574
J Front Retailing Co. Ltd.	17,200	179,539
Japan Exchange Group, Inc.	8,300	194,663
Japan Post Bank Co. Ltd.	26,300	249,718
Japan Post Holdings Co. Ltd.	75,100	746,474
Kakaku.com, Inc.	9,400	123,348
Kansai Electric Power Co., Inc.	19,700	330,798
KDDI Corp.	2,200	58,281
Keyence Corp.	1,000	437,678
Komatsu Ltd.	18,100	528,692
Kubota Corp.	6,100	85,723
Kyocera Corp.	1,600	18,454
Kyowa Kirin Co. Ltd.(d)	1,000	17,141
Makita Corp.	1,700	46,542
Marubeni Corp.	40,800	756,537
Mitsubishi Chemical Group Corp.	116,200	647,441
Mitsubishi HC Capital, Inc.	13,600	89,984
Mitsubishi UFJ Financial Group, Inc.	508,800	5,490,983
Security	Shares	Value
Japan (continued)
Mitsui Fudosan Co. Ltd.	74,300	$ 683,851
Mizuho Financial Group, Inc.	217,100	4,569,388
MS&AD Insurance Group Holdings, Inc.	28,100	627,361
Murata Manufacturing Co. Ltd.	92,300	1,911,383
Nintendo Co. Ltd.	23,400	1,249,596
Nippon Telegraph & Telephone Corp.	2,937,800	2,777,992
Nissan Motor Co. Ltd.	61,100	207,432
Nomura Holdings, Inc.	56,700	327,518
Nomura Research Institute Ltd.	33,900	958,140
Obayashi Corp.	1,400	16,731
Oji Holdings Corp.	13,600	53,687
Ono Pharmaceutical Co. Ltd.	39,000	532,869
Oracle Corp. Japan	2,500	172,511
Oriental Land Co. Ltd./Japan	900	25,150
ORIX Corp.	21,900	485,389
Otsuka Holdings Co. Ltd.	1,100	46,471
Pan Pacific International Holdings Corp.	9,300	217,544
Panasonic Holdings Corp.	224,600	1,846,324
Recruit Holdings Co. Ltd.	79,100	4,256,146
Renesas Electronics Corp.	32,300	612,558
Resona Holdings, Inc.	38,700	257,438
Sankyo Co. Ltd.	44,600	484,968
Shimizu Corp.	4,200	23,668
Shionogi & Co. Ltd.	1,000	38,948
SoftBank Corp.	53,600	655,529
SoftBank Group Corp.	19,500	1,254,263
Sojitz Corp.	4,400	107,480
Sompo Holdings, Inc.	32,600	698,412
Sony Group Corp.	18,400	1,568,069
Sumitomo Chemical Co. Ltd.	339,200	728,328
Sumitomo Corp.	78,600	1,974,585
Sumitomo Mitsui Financial Group, Inc.	57,200	3,839,543
Sumitomo Mitsui Trust Holdings, Inc.	15,200	349,314
Sumitomo Realty & Development Co. Ltd.	500	14,754
T&D Holdings, Inc.	9,300	162,444
Takeda Pharmaceutical Co. Ltd.	900	23,338
Tokio Marine Holdings, Inc.	99,500	3,739,115
Tokyo Electron Ltd.	24,900	5,450,619
Toyota Industries Corp.	3,200	272,209
Toyota Motor Corp.	71,200	1,460,843
Toyota Tsusho Corp.	63,900	1,248,806
Trend Micro, Inc./Japan	900	36,685
Unicharm Corp.	19,600	629,850
		68,146,711
Luxembourg — 0.6%
ArcelorMittal SA(c)	81,021	1,856,131
SES SA	5	25
		1,856,156
Netherlands — 5.1%
Adyen NV(b)(c)	281	333,737
Aegon Ltd.	12,318	76,161
Argenx SE(c)	763	331,057
ASML Holding NV	10,750	10,956,033
Euronext NV(b)	5,500	509,687
EXOR NV	1,250	130,571
Koninklijke Philips NV(c)	43,300	1,088,932
NN Group NV	18,589	863,988
Wolters Kluwer NV, Class C	12,627	2,085,201
		16,375,367
2
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand — 0.4%
Xero Ltd.(c)	12,751	$ 1,153,155
Norway — 0.8%
Aker Carbon Capture ASA(c)	9	6
Aker Horizons ASA(c)	1	—
Aker Solutions ASA	13	54
DNB Bank ASA	10,505	206,117
Equinor ASA(d)	83,883	2,402,728
Norsk Hydro ASA	6,451	40,219
		2,649,124
Portugal — 0.0%
Banco Comercial Portugues SA	218,090	78,450
Singapore — 1.3%
DBS Group Holdings Ltd.	2,700	71,263
NEW NOBLE(c)(e)	1	—
Seatrium Ltd.(c)	126,000	127,801
Singapore Telecommunications Ltd.	1,704,900	3,449,987
United Overseas Bank Ltd.	23,700	546,672
		4,195,723
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	26,408	1,140,612
Banco Bilbao Vizcaya Argentaria SA	86,354	866,864
Banco Santander SA	965,258	4,491,125
Iberdrola SA	88,151	1,143,753
Industria de Diseno Textil SA	78,452	3,893,055
Repsol SA	110,304	1,749,276
		13,284,685
Sweden — 3.3%
Assa Abloy AB, Class B	50,592	1,432,792
Atlas Copco AB, Class A	68,970	1,294,997
Atlas Copco AB, Class B	37,835	610,933
Electrolux AB, Class B(c)	39,573	326,860
Essity AB, Class B	5,518	141,067
Evolution AB(b)	944	98,260
H&M Hennes & Mauritz AB, B Shares	4,260	67,479
Hexagon AB, Class B	171,902	1,947,860
Industrivarden AB, C Shares	11,660	393,722
Industrivarden AB, Class A	4,889	166,539
Investor AB, Class B	91,265	2,500,939
SKF AB, B Shares	795	15,977
Trelleborg AB, Class B	24,494	953,213
Volvo AB, Class B	27,320	701,972
		10,652,610
Switzerland — 5.5%
ABB Ltd., Class N, Registered Shares	95,493	5,295,173
Chocoladefabriken Lindt & Spruengli AG	74	864,380
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	3	345,818
Givaudan SA, Class N, Registered Shares	228	1,079,948
Kuehne and Nagel International AG, Registered Shares	88	25,325
Logitech International SA, Class N, Registered Shares	5,615	540,392
Novartis AG, Class N, Registered Shares	69,954	7,448,116
Schindler Holding AG	442	110,899
Sonova Holding AG, Registered Shares	3,029	933,134
UBS Group AG, Registered Shares	9,010	264,625
Zurich Insurance Group AG, Class N	1,415	753,764
		17,661,574
Security	Shares	Value
United Kingdom — 11.3%
3i Group PLC	5,266	$ 202,956
AstraZeneca PLC	19,367	3,014,144
Auto Trader Group PLC(b)	88,982	895,618
BAE Systems PLC	210,788	3,511,017
British American Tobacco PLC	54,611	1,677,630
British Land Co. PLC	60,182	312,815
BT Group PLC	306,788	543,889
Bunzl PLC	29,655	1,126,714
Centrica PLC	21,419	36,509
CK Hutchison Holdings Ltd.	434,000	2,070,213
Compass Group PLC	118,065	3,216,481
Drax Group PLC	15,708	97,827
Dunelm Group PLC	3	40
easyJet PLC	3,414	19,694
Halma PLC	7,770	264,845
HSBC Holdings PLC	65,049	561,503
IG Group Holdings PLC	11,046	114,417
IMI PLC	11,834	262,965
Imperial Brands PLC	45,474	1,163,625
Informa PLC	224,179	2,419,326
International Consolidated Airlines Group SA(c)	31,632	64,686
Intertek Group PLC	346	20,916
J Sainsbury PLC	26,623	85,775
Johnson Matthey PLC	35,489	702,982
London Stock Exchange Group PLC	14,812	1,756,382
Marks & Spencer Group PLC	113,292	409,634
Melrose Industries PLC	30	209
Reckitt Benckiser Group PLC	4,104	222,023
RELX PLC	57,431	2,631,421
Rolls-Royce Holdings PLC(c)	71,832	412,548
Smiths Group PLC	61,001	1,312,534
Spectris PLC	20,258	710,756
Standard Chartered PLC	112,789	1,018,423
Tesco PLC	874,113	3,376,495
Unilever PLC	29,331	1,609,900
Vodafone Group PLC	657,742	581,995
		36,428,907
United States — 9.4%
BP PLC	474,248	2,855,337
CSL Ltd.	9,222	1,808,408
Experian PLC	70,091	3,256,199
GSK PLC	192,726	3,706,932
Holcim AG	30,201	2,669,529
James Hardie Industries PLC(c)	5,417	169,539
Nestle SA, Class N, Registered Shares	27,279	2,784,484
Roche Holding AG	6,807	1,908,978
Sanofi SA	17,143	1,653,325
Schneider Electric SE	9,582	2,297,244
Shell PLC	170,745	6,124,275
Signify NV(b)	10,841	269,242
Stellantis NV	46,133	911,990
		30,415,482
Total Common Stocks — 97.5% (Cost: $261,288,349)		313,939,417
Master Portfolio Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
June 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Porsche Automobil Holding SE	16,400	$ 740,163
Schaeffler AG	11	63
Volkswagen AG	314	35,444
		775,670
Total Preferred Securities — 0.3% (Cost: $917,658)		775,670
Rights
Italy — 0.0%
Amplifon SpA , (Expires 07/16/24, Strike Price EUR 29.56)(d)	2,880	—
Total Rights — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 97.8% (Cost: $262,206,007)		314,715,087
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(f)(g)(h)	3,900,406	3,901,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	6,749,991	6,749,991
Total Short-Term Securities — 3.3% (Cost: $10,650,607)		10,651,567
Total Investments — 101.1% (Cost: $272,856,614)		325,366,654
Liabilities in Excess of Other Assets — (1.1)%		(3,436,825)
Net Assets — 100.0%		$ 321,929,829

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,035,694	$ —	$ (5,132,412)(a)	$ 80	$ (1,786)	$ 3,901,576	3,900,406	$ 11,065 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,902,315	847,676 (a)	—	—	—	6,749,991	6,749,991	167,274	—
				$ 80	$ (1,786)	$ 10,651,567		$ 178,339	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	54	09/20/24	$ 6,327	$ 40,349
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 40,349	$ —	$ —	$ —	$ 40,349

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 172,668	$ —	$ —	$ —	$ 172,668
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (158,047)	$ —	$ —	$ —	$ (158,047)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,522,188
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 18,636,687	$ —	$ 18,636,687
Austria	—	1,755,960	—	1,755,960
Belgium	—	1,718,716	—	1,718,716
Brazil	—	113,082	—	113,082
China	—	1,137,413	—	1,137,413
Denmark	—	14,357,571	—	14,357,571
Master Portfolio Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
June 30, 2024
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Finland	$ —	$ 2,139,939	$ —	$ 2,139,939
France	12,362	24,713,103	—	24,725,465
Germany	37,895	31,903,752	—	31,941,647
Hong Kong	—	4,417,103	—	4,417,103
Ireland	—	699,287	—	699,287
Israel	—	916,237	—	916,237
Italy	—	8,482,366	—	8,482,366
Japan	23,338	68,123,373	—	68,146,711
Luxembourg	—	1,856,156	—	1,856,156
Netherlands	—	16,375,367	—	16,375,367
New Zealand	—	1,153,155	—	1,153,155
Norway	—	2,649,124	—	2,649,124
Portugal	—	78,450	—	78,450
Singapore	71,263	4,124,460	—	4,195,723
Spain	—	13,284,685	—	13,284,685
Sweden	—	10,652,610	—	10,652,610
Switzerland	—	17,661,574	—	17,661,574
United Kingdom	702,982	35,725,925	—	36,428,907
United States	—	30,415,482	—	30,415,482
Preferred Securities
Preferred Stocks
Germany	35,444	740,226	—	775,670
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	10,651,567	—	—	10,651,567
	$ 11,534,851	$ 313,831,803	$ —	$ 325,366,654
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 40,349	$ —	$ —	$ 40,349

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
6
2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities(unaudited)
June 30, 2024

International Tilts Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 314,715,087
Investments, at value — affiliated(c)	10,651,567
Cash pledged for futures contracts	212,910
Foreign currency, at value(d)	301,687
Receivables:
Investments sold	4,361,215
Securities lending income — affiliated	890
Dividends — unaffiliated	384,451
Dividends — affiliated	28,296
Variation margin on futures contracts	9,109
Prepaid expenses	2,610
Total assets	330,667,822
LIABILITIES
Collateral on securities loaned	3,901,984
Payables:
Investments purchased	4,717,244
Administration fees	13,236
Investment advisory fees	92,287
Trustees’ fees	1,032
Professional fees	12,210
Total liabilities	8,737,993
Commitments and contingent liabilities
NET ASSETS	$ 321,929,829
NET ASSETS CONSIST OF
Investors’ capital	$ 269,380,451
Net unrealized appreciation (depreciation)	52,549,378
NET ASSETS	$ 321,929,829
(a) Investments, at cost—unaffiliated	$262,206,007
(b) Securities loaned, at value	$2,812,335
(c) Investments, at cost—affiliated	$10,650,607
(d) Foreign currency, at cost	$302,838
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
7

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

International Tilts Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$6,271,133
Dividends — affiliated	167,274
Securities lending income — affiliated — net	11,065
Foreign taxes withheld	(931,359)
Total investment income	5,518,113
EXPENSES
Investment advisory	611,456
Administration	76,432
Professional	11,466
Trustees	4,172
Total expenses	703,526
Less:
Fees waived and/or reimbursed by the Manager	(94,283)
Total expenses after fees waived and/or reimbursed	609,243
Net investment income	4,908,870
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	8,954,057
Investments — affiliated	80
Foreign currency transactions	(44,401)
Futures contracts	172,668
9,082,404
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,048,998
Investments — affiliated	(1,786)
Foreign currency translations	(3,225)
Futures contracts	(158,047)
7,885,940
Net realized and unrealized gain	16,968,344
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,877,214
See notes to financial statements.
8
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,908,870	$6,880,090
Net realized gain	9,082,404	15,800,199
Net change in unrealized appreciation (depreciation)	7,885,940	26,979,281
Net increase in net assets resulting from operations	21,877,214	49,659,570
CAPITAL TRANSACTIONS
Proceeds from contributions	19,563,803	4,145,993
Value of withdrawals	—	(26,591,897)
Net increase (decrease) in net assets derived from capital transactions	19,563,803	(22,445,904)
NET ASSETS
Total increase in net assets	41,441,017	27,213,666
Beginning of period	280,488,812	253,275,146
End of period	$321,929,829	$280,488,812
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
9

Financial Highlights
(unaudited)

International Tilts Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	7.28%(a)	20.06%	(13.72)%	13.15%	6.88%	22.30%
Ratios to Average Net Assets(b)
Total expenses	0.46%(c)	0.46%	0.46%	0.46%	0.47%	0.47%
Total expenses after fees waived and/or reimbursed	0.40%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.21%(c)	2.54%	2.72%	2.03%	1.78%	3.22%
Supplemental Data
Net assets, end of period (000)	$321,930	$280,489	$253,275	$286,700	$220,214	$176,066
Portfolio turnover rate	67%	131%	122%	180%	261%	151%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
10
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not
Master Portfolio Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
12
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Goldman Sachs & Co. LLC	$ 2,007,587	$ (2,007,587)	$ —	$ —
HSBC Bank PLC	687,423	(687,423)	—	—
State Street Bank & Trust Co.	117,325	(117,325)	—	—
	$ 2,812,335	$ (2,812,335)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
Master Portfolio Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.
The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. Such contractual arrangement may not be terminated prior to July 1, 2024 without the consent of the Board of MIP. This amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $15,638.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $2,213.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive administration fees through June 30, 2025. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the Manager waived $76,432.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $3,433 for securities lending agent services.
14
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
International Tilts Master Portfolio	$ 23,767,904	$ 31,255,739	$ 2,181,712
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $224,725,700 and $201,110,666, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$ 277,804,283	$ 58,899,022	$ (11,296,302)	$ 47,602,720
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
Master Portfolio Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military
16
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
17

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Master Portfolio for the Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
18
2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

Master Portfolio and MIP Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Fund (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Fund (the “BIL Sub-Advisory Agreement”).  The Manager and the Sub-Advisors are referred to herein as “BlackRock.”  The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Fund on an annual basis. The Board members who are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to
20
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of  the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss, the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to waive its administration fee payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of the Fund, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Fund and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
22
2024 BlackRock Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
SCA	Societe en Commandite par Actions
Glossary of Terms Used in This Report
23

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Statement of Assets and Liabilities (unaudited)
June 30, 2024

iShares Russell 1000 Large-Cap Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,358,132,371
Receivables:
Capital shares sold	438,620
Withdrawals from the Master Portfolio	935,191
Prepaid expenses	35,786
Total assets	1,359,541,968
LIABILITIES
Payables:
Accounting services fees	1,227
Administration fees	10,876
Capital shares redeemed	1,373,811
Income dividend distributions	117,562
Officer’s fees	9,923
Other accrued expenses	15,186
Professional fees	69,050
Service fees	17,216
Transfer agent fees	67,391
Total liabilities	1,682,242
Commitments and contingent liabilities
NET ASSETS	$ 1,357,859,726
NET ASSETS CONSIST OF
Paid-in capital	$ 801,414,046
Accumulated earnings	556,445,680
NET ASSETS	$ 1,357,859,726
Fund Statement of Assets and Liabilities
3

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024

iShares Russell 1000 Large-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 183,685,421
Shares outstanding	5,273,142
Net asset value	$ 34.83
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 90,472,734
Shares outstanding	2,614,741
Net asset value	$ 34.60
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,083,701,571
Shares outstanding	31,249,950
Net asset value	$ 34.68
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
4
2024 BlackRock Semi-Annual Financial Statements

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

iShares Russell 1000 Large-Cap Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$7,882,908
Dividends — affiliated	360,288
Interest — unaffiliated	12,329
Securities lending income — affiliated — net	100,625
Foreign taxes withheld	(1,048)
Expenses	(196,817)
Fees waived	4,527
Total investment income	8,162,812
FUND EXPENSES
Service — class specific	103,723
Transfer agent — class specific	85,332
Professional	66,494
Administration	59,177
Registration	35,914
Printing and postage	10,341
Officer	3,651
Accounting services	2,468
Miscellaneous	7,123
Total expenses	374,223
Less:
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(90)
Total expenses after fees waived and/or reimbursed	374,133
Net investment income	7,788,679
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	1,564,528
Investments — affiliated	702,713
Futures contracts	1,522,187
3,789,428
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	141,371,416
Investments — affiliated	72,554
Futures contracts	(280,522)
141,163,448
Net realized and unrealized gain	144,952,876
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,741,555
See notes to financial statements.
Fund Statement of Operations
5

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,788,679	$13,781,143
Net realized gain (loss)	3,789,428	(2,802,211)
Net change in unrealized appreciation (depreciation)	141,163,448	200,316,026
Net increase in net assets resulting from operations	152,741,555	211,294,958
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,145,042)	(2,370,437)
Investor A	(419,260)	(917,121)
Class K	(6,382,163)	(11,330,593)
Decrease in net assets resulting from distributions to shareholders	(7,946,465)	(14,618,151)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	207,909,962	45,960,978
NET ASSETS
Total increase in net assets	352,705,052	242,637,785
Beginning of period	1,005,154,674	762,516,889
End of period	$1,357,859,726	$1,005,154,674

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
6
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$30.69	$24.66	$31.03	$25.08	$21.14	$16.58
Net investment income(a)	0.21	0.42	0.39	0.35	0.35	0.35
Net realized and unrealized gain (loss)	4.13	6.05	(6.32)	6.19	3.96	4.79
Net increase (decrease) from investment operations	4.34	6.47	(5.93)	6.54	4.31	5.14
Distributions(b)
From net investment income	(0.20)	(0.44)	(0.36)	(0.37)	(0.34)	(0.39)
From net realized gain	—	—	(0.08)	(0.22)	(0.03)	(0.19)
Total distributions	(0.20)	(0.44)	(0.44)	(0.59)	(0.37)	(0.58)
Net asset value, end of period	$34.83	$30.69	$24.66	$31.03	$25.08	$21.14
Total Return(c)
Based on net asset value	14.15%(d)	26.42%	(19.14)%	26.27%	20.79%	31.28%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.12%(h)	0.13%	0.12%	0.12%	0.13%	0.15%(i)
Total expenses after fees waived and/or reimbursed	0.12%(h)	0.12%	0.12%	0.12%	0.13%	0.13%
Net investment income	1.30%(h)	1.53%	1.49%	1.24%	1.66%	1.81%
Supplemental Data
Net assets, end of period (000)	$183,685	$178,986	$130,394	$172,196	$125,604	$82,729
Portfolio turnover rate of the Master Portfolio	5%	13%	22%	17%	14%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December, 31, 2019 the expense ratio would have been 0.14%.
See notes to financial statements.
Fund Financial Highlights
7

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$30.49	$24.50	$30.85	$24.92	$21.01	$16.48
Net investment income(a)	0.17	0.36	0.33	0.28	0.30	0.30
Net realized and unrealized gain (loss)	4.10	6.01	(6.30)	6.16	3.92	4.76
Net increase (decrease) from investment operations	4.27	6.37	(5.97)	6.44	4.22	5.06
Distributions(b)
From net investment income	(0.16)	(0.38)	(0.30)	(0.29)	(0.28)	(0.34)
From net realized gain	—	—	(0.08)	(0.22)	(0.03)	(0.19)
Total distributions	(0.16)	(0.38)	(0.38)	(0.51)	(0.31)	(0.53)
Net asset value, end of period	$34.60	$30.49	$24.50	$30.85	$24.92	$21.01
Total Return(c)
Based on net asset value	14.02%(d)	26.15%	(19.38)%	25.99%	20.45%	30.98%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.36%(h)	0.35%	0.37%	0.63%	0.68%	0.76%
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.35%	0.35%	0.37%	0.38%	0.38%
Net investment income	1.06%(h)	1.30%	1.25%	0.98%	1.42%	1.57%
Supplemental Data
Net assets, end of period (000)	$90,473	$75,616	$52,790	$61,446	$84,724	$86,038
Portfolio turnover rate of the Master Portfolio	5%	13%	22%	17%	14%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
8
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$30.55	$24.55	$30.90	$24.97	$21.05	$16.52
Net investment income(a)	0.22	0.43	0.41	0.36	0.36	0.36
Net realized and unrealized gain (loss)	4.12	6.02	(6.31)	6.17	3.94	4.76
Net increase (decrease) from investment operations	4.34	6.45	(5.90)	6.53	4.30	5.12
Distributions(b)
From net investment income	(0.21)	(0.45)	(0.37)	(0.38)	(0.35)	(0.40)
From net realized gain	—	—	(0.08)	(0.22)	(0.03)	(0.19)
Total distributions	(0.21)	(0.45)	(0.45)	(0.60)	(0.38)	(0.59)
Net asset value, end of period	$34.68	$30.55	$24.55	$30.90	$24.97	$21.05
Total Return(c)
Based on net asset value	14.21%(d)	26.48%	(19.12)%	26.37%	20.84%	31.28%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.07%(h)	0.07%	0.07%	0.07%	0.08%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(h)	0.07%	0.07%	0.07%	0.07%	0.08%
Net investment income	1.34%(h)	1.58%	1.54%	1.29%	1.71%	1.87%
Supplemental Data
Net assets, end of period (000)	$1,083,702	$750,553	$579,333	$575,561	$451,157	$287,492
Portfolio turnover rate of the Master Portfolio	5%	13%	22%	17%	14%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2024, the percentage of the Master Portfolio owned by the Fund was 4.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares, Investor A and Class K	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the  Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
10
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2024, the class specific service fees borne directly by Investor A Shares were $103,723.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 333	$ 4,045	$ 1,425	$ 5,803
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 56,288	$ 19,016	$ 10,028	$ 85,332
Expense Limitations, Waivers and Reimbursements:  The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.13%
Investor A	0.38
Class K	0.08
The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed by the Administrator – class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 86	$ 2	$ 2	$ 90
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
iShares Russell 1000 Large-Cap Index Fund	$ (1,226,541)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	961,473	$ 30,607,841	1,645,920	$ 46,453,914
Shares issued in reinvestment of distributions	33,424	1,143,616	84,302	2,367,322
Shares redeemed	(1,553,669)	(50,305,838)	(1,186,978)	(32,720,286)
	(558,772)	$ (18,554,381)	543,244	$ 16,100,950
Investor A
Shares sold	255,426	$ 8,288,196	745,449	$ 20,213,000
Shares issued in reinvestment of distributions	9,427	320,765	26,256	731,251
Shares redeemed	(130,205)	(4,249,191)	(446,417)	(12,281,285)
	134,648	$ 4,359,770	325,288	$ 8,662,966
Class K
Shares sold	8,624,320	$ 285,243,992	5,789,939	$ 158,547,518
Shares issued in reinvestment of distributions	184,218	6,286,118	396,017	11,079,656
Shares redeemed	(2,123,340)	(69,425,537)	(5,222,265)	(148,430,112)
	6,685,198	$ 222,104,573	963,691	$ 21,197,062
	6,261,074	$ 207,909,962	1,832,223	$ 45,960,978
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
12
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	47,032	$ 13,838,696
Boeing Co.(a)	375,856	68,409,550
BWX Technologies, Inc.(b)	60,931	5,788,445
Curtiss-Wright Corp.	25,666	6,954,973
General Dynamics Corp.	177,559	51,516,968
General Electric Co.	707,978	112,547,263
HEICO Corp.(b)	30,258	6,765,991
HEICO Corp., Class A	53,328	9,466,786
Hexcel Corp.	55,035	3,436,936
Howmet Aerospace, Inc.	250,576	19,452,215
Huntington Ingalls Industries, Inc.(b)	26,490	6,525,282
L3Harris Technologies, Inc.	124,708	28,006,923
Lockheed Martin Corp.	138,843	64,853,565
Northrop Grumman Corp.	90,780	39,575,541
RTX Corp.	864,808	86,818,075
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	78,755	2,588,677
Textron, Inc.	123,643	10,615,988
TransDigm Group, Inc.	35,067	44,801,950
Woodward, Inc.	38,674	6,743,972
		588,707,796
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	74,583	6,572,254
Expeditors International of Washington, Inc.	91,763	11,451,105
FedEx Corp.(b)	147,206	44,138,247
GXO Logistics, Inc.(a)(b)	77,111	3,894,105
United Parcel Service, Inc., Class B(b)	474,085	64,878,532
		130,934,243
Automobile Components — 0.1%
Aptiv PLC(a)	177,810	12,521,380
BorgWarner, Inc.	153,208	4,939,426
Gentex Corp.(b)	158,205	5,333,091
Lear Corp.(b)	38,723	4,422,554
QuantumScape Corp., Class A(a)(b)	193,869	953,835
		28,170,286
Automobiles — 1.3%
Ford Motor Co.	2,552,793	32,012,024
General Motors Co.(b)	737,420	34,260,533
Harley-Davidson, Inc.(b)	86,439	2,899,164
Lucid Group, Inc.(a)(b)	490,966	1,281,421
Rivian Automotive, Inc., Class A(a)(b)	438,449	5,883,986
Tesla, Inc.(a)	1,807,652	357,698,178
Thor Industries, Inc.(b)	34,015	3,178,702
		437,214,008
Banks — 3.2%
Bank of America Corp.	4,414,081	175,548,001
Bank OZK(b)	67,908	2,784,228
BOK Financial Corp.(b)	14,744	1,351,140
Citigroup, Inc.	1,246,453	79,099,907
Citizens Financial Group, Inc.	297,038	10,702,279
Columbia Banking System, Inc.(b)	133,760	2,660,486
Comerica, Inc.	85,330	4,355,243
Commerce Bancshares, Inc.(b)	82,348	4,593,371
Cullen/Frost Bankers, Inc.(b)	39,317	3,995,787
East West Bancorp, Inc.(b)	89,357	6,543,613
Fifth Third Bancorp(b)	447,505	16,329,457
First Citizens BancShares, Inc., Class A	7,196	12,115,258
First Hawaiian, Inc.(b)	86,417	1,794,017
First Horizon Corp.	363,544	5,733,089
Security	Shares	Value
Banks (continued)
FNB Corp.(b)	239,640	$ 3,278,275
Huntington Bancshares, Inc.(b)	960,511	12,659,535
JPMorgan Chase & Co.	1,864,100	377,032,866
KeyCorp.	613,982	8,724,684
M&T Bank Corp.(b)	109,027	16,502,327
NU Holdings Ltd./Cayman Islands, Class A(a)	2,068,739	26,666,046
Pinnacle Financial Partners, Inc.(b)	51,024	4,083,961
PNC Financial Services Group, Inc.	258,210	40,146,491
Popular, Inc.(b)	45,406	4,015,253
Prosperity Bancshares, Inc.(b)	55,831	3,413,507
Regions Financial Corp.(b)	597,230	11,968,489
Synovus Financial Corp.(b)	94,409	3,794,298
TFS Financial Corp.(b)	35,153	443,631
Truist Financial Corp.(b)	867,889	33,717,488
U.S. Bancorp(b)	1,013,894	40,251,592
Webster Financial Corp.	111,855	4,875,759
Wells Fargo & Co.	2,278,998	135,349,691
Western Alliance Bancorp	70,502	4,428,936
Wintrust Financial Corp.(b)	41,848	4,124,539
Zions Bancorp NA	94,207	4,085,758
		1,067,169,002
Beverages — 1.2%
Boston Beer Co., Inc., Class A(a)	6,589	2,009,975
Brown-Forman Corp., Class A(b)	30,607	1,350,687
Brown-Forman Corp., Class B(b)	111,990	4,836,848
Celsius Holdings, Inc.(a)(b)	94,654	5,403,797
Coca-Cola Co.	2,524,854	160,706,957
Coca-Cola Consolidated, Inc.	3,834	4,159,890
Constellation Brands, Inc., Class A(b)	103,594	26,652,664
Keurig Dr. Pepper, Inc.	689,297	23,022,520
Molson Coors Beverage Co., Class B(b)	116,870	5,940,502
Monster Beverage Corp.(a)	490,582	24,504,571
PepsiCo, Inc.(b)	894,167	147,474,963
		406,063,374
Biotechnology — 2.0%
AbbVie, Inc.(b)	1,152,300	197,642,496
Alnylam Pharmaceuticals, Inc.(a)	82,098	19,949,814
Amgen, Inc.	348,785	108,977,873
Apellis Pharmaceuticals, Inc.(a)	64,987	2,492,901
Biogen, Inc.(a)	94,981	22,018,495
BioMarin Pharmaceutical, Inc.(a)	123,472	10,165,450
Cerevel Therapeutics Holdings, Inc.(a)	44,821	1,832,731
Exact Sciences Corp.(a)(b)	117,799	4,977,008
Exelixis, Inc.(a)	186,051	4,180,566
Gilead Sciences, Inc.	811,679	55,689,296
GRAIL, Inc.(a)(b)	17,371	266,992
Incyte Corp.(a)(b)	123,818	7,505,847
Ionis Pharmaceuticals, Inc.(a)(b)	97,515	4,647,565
Moderna, Inc.(a)(b)	210,098	24,949,137
Natera, Inc.(a)	73,371	7,945,346
Neurocrine Biosciences, Inc.(a)	63,682	8,767,101
Regeneron Pharmaceuticals, Inc.(a)	68,120	71,596,164
Roivant Sciences Ltd.(a)	229,777	2,428,743
Sarepta Therapeutics, Inc.(a)(b)	58,949	9,313,942
Ultragenyx Pharmaceutical, Inc.(a)	54,917	2,257,089
United Therapeutics Corp.(a)	28,386	9,042,360
Vertex Pharmaceuticals, Inc.(a)	168,157	78,818,549
Viking Therapeutics, Inc.(a)	68,356	3,623,552
		659,089,017
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	6,042,121	1,167,639,883
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail (continued)
Coupang, Inc., Class A(a)	728,772	$ 15,267,773
eBay, Inc.(b)	329,028	17,675,384
Etsy, Inc.(a)	75,595	4,458,593
Kohl’s Corp.(b)	76,214	1,752,160
Macy’s, Inc.	183,566	3,524,467
Nordstrom, Inc.(b)	70,287	1,491,490
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	39,632	3,890,674
		1,215,700,424
Building Products — 0.6%
A O Smith Corp.(b)	78,496	6,419,403
AAON, Inc.	44,387	3,872,322
Advanced Drainage Systems, Inc.	43,057	6,905,912
Allegion PLC	58,238	6,880,820
Armstrong World Industries, Inc.	29,048	3,289,396
AZEK Co., Inc., Class A(a)	95,332	4,016,337
Builders FirstSource, Inc.(a)	78,008	10,797,087
Carlisle Cos., Inc.	30,932	12,533,956
Carrier Global Corp.	545,481	34,408,941
Fortune Brands Innovations, Inc.(b)	79,498	5,162,600
Hayward Holdings, Inc.(a)(b)	92,819	1,141,674
Johnson Controls International PLC(b)	442,715	29,427,266
Lennox International, Inc.(b)	20,691	11,069,271
Masco Corp.	143,046	9,536,877
Owens Corning	56,076	9,741,523
Simpson Manufacturing Co., Inc.	27,546	4,642,327
Trane Technologies PLC	150,126	49,380,945
Trex Co., Inc.(a)	71,197	5,277,122
		214,503,779
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	22,312	3,485,804
Ameriprise Financial, Inc.	65,140	27,827,157
Ares Management Corp., Class A	110,982	14,791,681
Bank of New York Mellon Corp.	486,887	29,159,663
BlackRock, Inc.(c)	96,014	75,593,743
Blackstone, Inc., Class A(b)	463,827	57,421,783
Blue Owl Capital, Inc., Class A(b)	305,653	5,425,341
Carlyle Group, Inc.(b)	139,628	5,606,064
Cboe Global Markets, Inc.	69,340	11,791,960
Charles Schwab Corp.	969,764	71,461,909
CME Group, Inc., Class A(b)	233,769	45,958,985
Coinbase Global, Inc., Class A(a)	128,316	28,515,665
Evercore, Inc., Class A(b)	23,211	4,837,869
FactSet Research Systems, Inc.(b)	24,631	10,056,098
Franklin Resources, Inc.(b)	189,006	4,224,284
Goldman Sachs Group, Inc.	205,098	92,769,927
Houlihan Lokey, Inc., Class A(b)	32,462	4,377,825
Interactive Brokers Group, Inc., Class A	68,879	8,444,565
Intercontinental Exchange, Inc.	369,507	50,581,813
Invesco Ltd.	248,796	3,721,988
Janus Henderson Group PLC(b)	82,030	2,765,231
Jefferies Financial Group, Inc.	119,339	5,938,309
KKR & Co., Inc., Class A(b)	440,734	46,382,846
Lazard, Inc.(b)	72,113	2,753,274
LPL Financial Holdings, Inc.	48,391	13,515,606
MarketAxess Holdings, Inc.	24,414	4,895,739
Moody’s Corp.	102,758	43,253,925
Morgan Stanley	754,979	73,376,409
Morningstar, Inc.	17,115	5,063,473
MSCI, Inc., Class A	49,951	24,063,894
Nasdaq, Inc.	244,777	14,750,262
Northern Trust Corp.	134,234	11,272,971
Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	124,715	$ 15,416,021
Robinhood Markets, Inc., Class A(a)	437,505	9,935,739
S&P Global, Inc.	203,534	90,776,164
SEI Investments Co.(b)	68,639	4,440,257
State Street Corp.	195,937	14,499,338
Stifel Financial Corp.(b)	65,368	5,500,717
T Rowe Price Group, Inc.(b)	144,855	16,703,230
TPG, Inc., Class A(b)	49,381	2,046,843
Tradeweb Markets, Inc., Class A	75,635	8,017,310
Virtu Financial, Inc., Class A	63,979	1,436,329
XP, Inc., Class A	216,477	3,807,831
		976,665,842
Chemicals — 1.4%
Air Products and Chemicals, Inc.(b)	144,330	37,244,356
Albemarle Corp.(b)	76,296	7,287,794
Ashland, Inc.	33,391	3,155,116
Axalta Coating Systems Ltd.(a)	142,998	4,886,242
Celanese Corp., Class A(b)	64,639	8,719,155
CF Industries Holdings, Inc.(b)	121,687	9,019,440
Chemours Co.	94,960	2,143,247
Corteva, Inc.	454,764	24,529,970
Dow, Inc.(b)	457,558	24,273,452
DuPont de Nemours, Inc.	271,878	21,883,460
Eastman Chemical Co.(b)	75,941	7,439,940
Ecolab, Inc.	162,338	38,636,444
Element Solutions, Inc.(b)	142,592	3,867,095
FMC Corp.(b)	82,177	4,729,286
Huntsman Corp.	115,723	2,635,013
International Flavors & Fragrances, Inc.	169,967	16,182,558
Linde PLC	312,488	137,122,859
LyondellBasell Industries NV, Class A	170,300	16,290,898
Mosaic Co.	207,945	6,009,610
NewMarket Corp.	3,942	2,032,377
Olin Corp.	79,517	3,749,227
PPG Industries, Inc.	154,738	19,479,967
RPM International, Inc.(b)	84,098	9,055,673
Scotts Miracle-Gro Co.(b)	27,058	1,760,393
Sherwin-Williams Co.	152,509	45,513,261
Westlake Corp.(b)	21,978	3,182,854
		460,829,687
Commercial Services & Supplies — 0.6%
Cintas Corp.	56,207	39,359,514
Clean Harbors, Inc.(a)	34,033	7,696,563
Copart, Inc.(a)	565,646	30,635,387
MSA Safety, Inc.(b)	25,376	4,762,822
RB Global, Inc.(b)	122,401	9,346,540
Republic Services, Inc.	133,441	25,932,924
Rollins, Inc.	168,795	8,235,508
Stericycle, Inc.(a)	60,732	3,530,351
Tetra Tech, Inc.	35,050	7,167,024
Veralto Corp.(b)	145,206	13,862,817
Vestis Corp.(b)	75,700	925,811
Waste Management, Inc.	260,759	55,630,325
		207,085,586
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	166,598	58,389,267
Ciena Corp.(a)	93,552	4,507,335
Cisco Systems, Inc.	2,637,097	125,288,478
F5, Inc.(a)	38,881	6,696,475
Juniper Networks, Inc.	209,167	7,626,229
14
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(a)	43,302	$ 2,204,938
Motorola Solutions, Inc.	107,153	41,366,416
Ubiquiti, Inc.(b)	2,640	384,542
		246,463,680
Construction & Engineering — 0.2%
AECOM(b)	90,924	8,014,041
API Group Corp.(a)	147,821	5,562,504
Comfort Systems USA, Inc.	22,844	6,947,317
EMCOR Group, Inc.	30,566	11,159,035
MasTec, Inc.(a)	40,832	4,368,616
MDU Resources Group, Inc.(b)	135,166	3,392,667
Quanta Services, Inc.(b)	94,428	23,993,211
Valmont Industries, Inc.(b)	13,362	3,667,201
WillScot Mobile Mini Holdings Corp.(a)	126,348	4,755,739
		71,860,331
Construction Materials — 0.2%
CRH PLC	446,713	33,494,541
Eagle Materials, Inc.(b)	22,902	4,980,269
Martin Marietta Materials, Inc.(b)	39,852	21,591,813
Vulcan Materials Co.	87,318	21,714,240
		81,780,863
Consumer Finance — 0.5%
Ally Financial, Inc.	175,911	6,978,389
American Express Co.(b)	369,241	85,497,754
Capital One Financial Corp.	246,177	34,083,206
Credit Acceptance Corp.(a)(b)	4,151	2,136,437
Discover Financial Services	164,362	21,500,193
OneMain Holdings, Inc.(b)	72,266	3,504,178
SLM Corp.(b)	155,536	3,233,594
SoFi Technologies, Inc.(a)(b)	648,661	4,287,649
Synchrony Financial	260,665	12,300,781
		173,522,181
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	283,388	5,596,913
BJ’s Wholesale Club Holdings, Inc.(a)	85,737	7,531,138
Casey’s General Stores, Inc.(b)	24,057	9,179,189
Costco Wholesale Corp.	288,343	245,088,667
Dollar General Corp.(b)	144,436	19,098,772
Dollar Tree, Inc.(a)	133,312	14,233,722
Grocery Outlet Holding Corp.(a)	63,616	1,407,186
Kroger Co.	430,086	21,474,194
Maplebear, Inc.(a)	111,845	3,594,698
Performance Food Group Co.(a)	98,621	6,519,834
Sysco Corp.(b)	323,827	23,118,010
Target Corp.	300,863	44,539,759
U.S. Foods Holding Corp.(a)	149,332	7,911,609
Walgreens Boots Alliance, Inc.(b)	472,311	5,712,602
Walmart, Inc.(b)	2,822,850	191,135,173
		606,141,466
Containers & Packaging — 0.3%
Amcor PLC	947,962	9,271,068
AptarGroup, Inc.	42,234	5,946,969
Ardagh Group SA, Class A(a)	6,425	41,056
Avery Dennison Corp.	52,078	11,386,855
Ball Corp.	205,480	12,332,910
Berry Global Group, Inc.	76,794	4,519,327
Crown Holdings, Inc.(b)	71,425	5,313,306
Graphic Packaging Holding Co.(b)	202,600	5,310,146
International Paper Co.(b)	225,032	9,710,131
Security	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	59,071	$ 10,784,002
Sealed Air Corp.	93,752	3,261,632
Silgan Holdings, Inc.(b)	53,550	2,266,771
Sonoco Products Co.(b)	65,542	3,324,290
Westrock Co.	171,348	8,611,950
		92,080,413
Distributors — 0.1%
Genuine Parts Co.	90,405	12,504,820
LKQ Corp.	174,594	7,261,364
Pool Corp.(b)	25,049	7,698,309
		27,464,493
Diversified Consumer Services — 0.1%
ADT, Inc.(b)	180,959	1,375,289
Bright Horizons Family Solutions, Inc.(a)(b)	36,928	4,065,034
Duolingo, Inc., Class A(a)	23,845	4,975,736
Grand Canyon Education, Inc.(a)	21,024	2,941,468
H&R Block, Inc.(b)	90,197	4,891,383
Service Corp. International(b)	92,713	6,594,676
		24,843,586
Diversified REITs — 0.0%
WP Carey, Inc.(b)	144,040	7,929,402
Diversified Telecommunication Services — 0.6%
AT&T, Inc.(b)	4,668,929	89,223,233
ESC GCI Liberty, Inc. (a)(d)	56,944	1
Frontier Communications Parent, Inc.(a)(b)	165,904	4,343,367
Iridium Communications, Inc.(b)	81,262	2,163,194
Liberty Global Ltd., Class A(a)	107,807	1,879,076
Liberty Global Ltd., Class C(a)	111,823	1,996,041
Verizon Communications, Inc.	2,740,772	113,029,437
		212,634,349
Electric Utilities — 1.4%
Alliant Energy Corp.	169,355	8,620,170
American Electric Power Co., Inc.(b)	342,891	30,085,256
Avangrid, Inc.(b)	47,390	1,683,767
Constellation Energy Corp.	204,764	41,008,086
Duke Energy Corp.(b)	501,775	50,292,908
Edison International	249,177	17,893,400
Entergy Corp.(b)	139,420	14,917,940
Evergy, Inc.	148,296	7,855,239
Eversource Energy(b)	229,251	13,000,824
Exelon Corp.	650,498	22,513,736
FirstEnergy Corp.	358,407	13,716,236
IDACORP, Inc.(b)	33,008	3,074,695
NextEra Energy, Inc.(b)	1,337,312	94,695,063
NRG Energy, Inc.	139,002	10,822,696
OGE Energy Corp.(b)	130,632	4,663,562
PG&E Corp.(b)	1,355,501	23,667,048
Pinnacle West Capital Corp.(b)	74,508	5,690,921
PPL Corp.(b)	490,722	13,568,463
Southern Co.(b)	712,164	55,242,562
Xcel Energy, Inc.	363,261	19,401,770
		452,414,342
Electrical Equipment — 0.8%
Acuity Brands, Inc.(b)	20,315	4,904,854
AMETEK, Inc.	151,625	25,277,404
Eaton Corp. PLC	259,634	81,408,241
Emerson Electric Co.	371,574	40,932,592
GE Vernova, Inc.(a)	177,172	30,386,770
Generac Holdings, Inc.(a)	37,963	5,019,468
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Hubbell, Inc.(b)	35,551	$ 12,993,179
nVent Electric PLC	109,802	8,411,931
Regal Rexnord Corp.(b)	43,005	5,815,136
Rockwell Automation, Inc.(b)	74,507	20,510,287
Sensata Technologies Holding PLC	101,593	3,798,562
Vertiv Holdings Co., Class A	226,965	19,648,360
		259,106,784
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	768,103	51,747,099
Arrow Electronics, Inc.(a)	34,994	4,225,875
Avnet, Inc.	63,399	3,264,415
CDW Corp.(b)	87,337	19,549,514
Cognex Corp.(b)	115,783	5,414,013
Coherent Corp.(a)	86,209	6,246,704
Corning, Inc.(b)	501,397	19,479,274
Crane NXT Co.(b)	29,782	1,829,210
IPG Photonics Corp.(a)	19,319	1,630,330
Jabil, Inc.	76,348	8,305,899
Keysight Technologies, Inc.(a)	113,278	15,490,767
Littelfuse, Inc.(b)	16,695	4,267,075
TD SYNNEX Corp.	44,968	5,189,307
Teledyne Technologies, Inc.(a)	30,864	11,974,615
Trimble, Inc.(a)	158,301	8,852,192
Vontier Corp.(b)	100,593	3,842,653
Zebra Technologies Corp., Class A(a)	33,640	10,392,405
		181,701,347
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	648,901	22,821,848
Halliburton Co.(b)	573,114	19,359,791
NOV, Inc.(b)	260,948	4,960,622
Schlumberger NV(b)	929,096	43,834,749
TechnipFMC PLC	283,938	7,424,979
Weatherford International PLC(a)	46,901	5,743,027
		104,145,016
Entertainment — 1.3%
Electronic Arts, Inc.	173,854	24,223,078
Liberty Media Corp.-Liberty Formula One, Class C(a)	130,211	9,354,358
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	912,580
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	495,770
Liberty Media Corp.-Liberty Live, Class C(a)	29,820	1,141,211
Live Nation Entertainment, Inc.(a)(b)	102,526	9,610,787
Madison Square Garden Sports Corp., Class A(a)(b)	12,427	2,337,891
Netflix, Inc.(a)	278,287	187,810,331
Playtika Holding Corp.(b)	15,183	119,490
ROBLOX Corp., Class A(a)	311,347	11,585,222
Roku, Inc., Class A(a)(b)	83,552	5,007,271
Spotify Technology SA(a)	93,516	29,344,386
Take-Two Interactive Software, Inc.(a)	108,701	16,901,918
TKO Group Holdings, Inc., Class A(b)	41,024	4,430,182
Walt Disney Co.	1,194,547	118,606,572
Warner Bros Discovery, Inc., Class A(a)	1,477,437	10,992,131
		432,873,178
Financial Services — 3.8%
Affirm Holdings, Inc., Class A(a)(b)	148,079	4,473,467
Apollo Global Management, Inc.(b)	339,248	40,055,011
Berkshire Hathaway, Inc., Class B(a)	1,190,495	484,293,366
Block, Inc., Class A(a)	366,358	23,626,427
Security	Shares	Value
Financial Services (continued)
Corpay, Inc.(a)	44,979	$ 11,982,855
Equitable Holdings, Inc.	212,366	8,677,275
Euronet Worldwide, Inc.(a)	31,047	3,213,365
Fidelity National Information Services, Inc.(b)	365,437	27,539,332
Fiserv, Inc.(a)	378,766	56,451,285
Global Payments, Inc.	165,472	16,001,142
Jack Henry & Associates, Inc.(b)	47,891	7,950,864
Mastercard, Inc., Class A	537,469	237,109,824
MGIC Investment Corp.(b)	181,135	3,903,459
PayPal Holdings, Inc.(a)	680,381	39,482,510
Rocket Cos., Inc., Class A(a)	81,478	1,116,249
Shift4 Payments, Inc., Class A(a)(b)	37,509	2,751,285
Toast, Inc., Class A(a)	245,482	6,326,071
UWM Holdings Corp., Class A(b)	64,344	445,904
Visa, Inc., Class A(b)	1,024,738	268,962,983
Voya Financial, Inc.	66,622	4,740,155
Western Union Co.(b)	182,073	2,224,932
WEX, Inc.(a)(b)	28,114	4,980,114
		1,256,307,875
Food Products — 0.7%
Archer-Daniels-Midland Co.(b)	320,560	19,377,852
Bunge Global SA(b)	91,550	9,774,793
Campbell Soup Co.(b)	128,189	5,792,861
Conagra Brands, Inc.	315,419	8,964,208
Darling Ingredients, Inc.(a)	103,764	3,813,327
Flowers Foods, Inc.	131,815	2,926,293
Freshpet, Inc.(a)	27,975	3,619,685
General Mills, Inc.	367,178	23,227,680
Hershey Co.(b)	95,914	17,631,871
Hormel Foods Corp.	187,590	5,719,619
Ingredion, Inc.(b)	42,761	4,904,687
J M Smucker Co.	67,180	7,325,307
Kellanova	171,290	9,880,007
Kraft Heinz Co.	529,626	17,064,550
Lamb Weston Holdings, Inc.(b)	96,521	8,115,486
McCormick & Co., Inc.(b)	166,694	11,825,272
Mondelez International, Inc., Class A	870,888	56,990,911
Pilgrim’s Pride Corp.(a)	28,135	1,082,916
Post Holdings, Inc.(a)	34,781	3,622,789
Seaboard Corp.	115	363,485
Tyson Foods, Inc., Class A	181,949	10,396,566
		232,420,165
Gas Utilities(b) — 0.1%
Atmos Energy Corp.	100,041	11,669,782
National Fuel Gas Co.	61,672	3,342,006
UGI Corp.	135,489	3,102,698
		18,114,486
Ground Transportation — 1.0%
Avis Budget Group, Inc.(b)	13,166	1,376,110
CSX Corp.	1,270,568	42,500,500
JB Hunt Transport Services, Inc.	53,953	8,632,480
Knight-Swift Transportation Holdings, Inc.(b)	103,727	5,178,052
Landstar System, Inc.(b)	23,089	4,259,459
Lyft, Inc., Class A(a)	233,757	3,295,974
Norfolk Southern Corp.	146,942	31,546,978
Old Dominion Freight Line, Inc.(b)	127,703	22,552,350
Ryder System, Inc.	28,817	3,569,850
Saia, Inc.(a)(b)	17,310	8,209,960
Schneider National, Inc., Class B(b)	38,489	929,894
Uber Technologies, Inc.(a)	1,307,894	95,057,736
U-Haul Holding Co.(a)(b)	5,406	333,712
16
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co., Series N(b)	66,320	$ 3,980,526
Union Pacific Corp.	396,763	89,771,596
XPO, Inc.(a)	75,064	7,968,044
		329,163,221
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,124,954	116,893,970
Align Technology, Inc.(a)	48,713	11,760,780
Baxter International, Inc.(b)	333,813	11,166,045
Becton Dickinson & Co.	187,998	43,937,013
Boston Scientific Corp.(a)	955,247	73,563,571
Cooper Cos., Inc.	126,129	11,011,062
DENTSPLY SIRONA, Inc.(b)	142,763	3,556,226
Dexcom, Inc.(a)	257,458	29,190,588
Edwards Lifesciences Corp.(a)	388,667	35,901,171
Enovis Corp.(a)	34,315	1,551,038
Envista Holdings Corp.(a)(b)	105,055	1,747,065
GE HealthCare Technologies, Inc.(a)(b)	276,992	21,583,217
Globus Medical, Inc., Class A(a)	72,769	4,983,949
Hologic, Inc.(a)	150,222	11,153,983
IDEXX Laboratories, Inc.(a)(b)	53,592	26,110,022
Inspire Medical Systems, Inc.(a)(b)	18,737	2,507,573
Insulet Corp.(a)	45,687	9,219,637
Intuitive Surgical, Inc.(a)	229,764	102,210,515
Masimo Corp.(a)	28,437	3,581,356
Medtronic PLC	864,511	68,045,661
Penumbra, Inc.(a)(b)	24,159	4,347,895
QuidelOrtho Corp.(a)	35,545	1,180,805
ResMed, Inc.(b)	95,708	18,320,425
Solventum Corp.(a)	90,656	4,793,889
STERIS PLC(b)	65,230	14,320,594
Stryker Corp.	236,087	80,328,602
Teleflex, Inc.	30,845	6,487,629
Zimmer Biomet Holdings, Inc.	132,912	14,424,939
		733,879,220
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	59,878	4,044,160
Amedisys, Inc.(a)	22,448	2,060,726
Cardinal Health, Inc.	158,339	15,567,890
Cencora, Inc.(b)	109,309	24,627,318
Centene Corp.(a)	346,814	22,993,768
Chemed Corp.(b)	9,937	5,391,617
Cigna Group	181,269	59,922,093
CVS Health Corp.	820,322	48,448,217
DaVita, Inc.(a)(b)	32,515	4,505,604
Elevance Health, Inc.	151,221	81,940,611
Encompass Health Corp.	66,260	5,684,445
HCA Healthcare, Inc.(b)	125,691	40,382,005
Henry Schein, Inc.(a)	82,460	5,285,686
Humana, Inc.(b)	78,378	29,285,940
Labcorp Holdings, Inc.	55,881	11,372,342
McKesson Corp.	85,458	49,910,890
Molina Healthcare, Inc.(a)	38,242	11,369,347
Premier, Inc., Class A(b)	73,783	1,377,529
Quest Diagnostics, Inc.	72,154	9,876,440
R1 RCM, Inc.(a)(b)	99,623	1,251,265
Tenet Healthcare Corp.(a)	63,016	8,383,018
UnitedHealth Group, Inc.	598,137	304,607,249
Universal Health Services, Inc., Class B(b)	37,619	6,956,882
		755,245,042
Security	Shares	Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(b)	112,599	$ 13,170,705
Healthcare Realty Trust, Inc.(b)	256,344	4,224,549
Healthpeak Properties, Inc.	465,377	9,121,389
Medical Properties Trust, Inc.(b)	386,511	1,665,863
Omega Healthcare Investors, Inc.(b)	157,038	5,378,552
Ventas, Inc.	266,486	13,660,072
Welltower, Inc.(b)	384,813	40,116,755
		87,337,885
Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	1,009,430
Doximity, Inc., Class A	84,604	2,366,374
Veeva Systems, Inc., Class A	95,451	17,468,487
		20,844,291
Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	466,331	8,384,631
Park Hotels & Resorts, Inc.	137,179	2,054,942
		10,439,573
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	275,265	41,738,432
Aramark(b)	172,711	5,875,628
Boyd Gaming Corp.(b)	47,336	2,608,214
Caesars Entertainment, Inc.(a)	136,394	5,420,297
Carnival Corp.(a)	660,318	12,361,153
Cava Group, Inc.(a)	31,884	2,957,241
Chipotle Mexican Grill, Inc.(a)	894,397	56,033,972
Choice Hotels International, Inc.(b)	20,148	2,397,612
Churchill Downs, Inc.(b)	45,285	6,321,786
Darden Restaurants, Inc.(b)	77,380	11,709,142
Domino’s Pizza, Inc.	22,602	11,670,091
DoorDash, Inc., Class A(a)	225,506	24,530,543
DraftKings, Inc., Class A(a)	275,563	10,518,240
Dutch Bros, Inc., Class A(a)	59,506	2,463,548
Expedia Group, Inc.(a)	82,198	10,356,126
Hilton Worldwide Holdings, Inc.	159,732	34,853,522
Hyatt Hotels Corp., Class A	28,380	4,311,490
Las Vegas Sands Corp.	232,728	10,298,214
Light & Wonder, Inc., Class A(a)	58,655	6,151,736
Marriott International, Inc., Class A	152,725	36,924,323
Marriott Vacations Worldwide Corp.(b)	24,763	2,162,305
McDonald’s Corp.	468,632	119,426,179
MGM Resorts International(a)(b)	158,509	7,044,140
Norwegian Cruise Line Holdings Ltd.(a)	285,379	5,362,271
Penn Entertainment, Inc.(a)(b)	102,537	1,984,604
Planet Fitness, Inc., Class A(a)	59,095	4,348,801
Royal Caribbean Cruises Ltd.(a)(b)	154,272	24,595,585
Starbucks Corp.	736,890	57,366,886
Texas Roadhouse, Inc.	43,567	7,480,890
Travel & Leisure Co.	50,043	2,250,934
Vail Resorts, Inc.(b)	24,797	4,466,684
Wendy’s Co.(b)	117,565	1,993,902
Wingstop, Inc.	19,517	8,249,055
Wyndham Hotels & Resorts, Inc.(b)	50,985	3,772,890
Wynn Resorts Ltd.	68,574	6,137,373
Yum! Brands, Inc.(b)	184,845	24,484,569
		580,628,378
Household Durables — 0.4%
D.R. Horton, Inc.	192,792	27,170,176
Garmin Ltd.	101,293	16,502,656
Leggett & Platt, Inc.(b)	87,296	1,000,412
Lennar Corp., Class A	156,779	23,496,469
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Lennar Corp., Class B(b)	8,229	$ 1,147,369
Mohawk Industries, Inc.(a)	34,037	3,866,263
Newell Brands, Inc.(b)	247,682	1,587,642
NVR, Inc.(a)	1,947	14,774,926
PulteGroup, Inc.(b)	135,971	14,970,407
SharkNinja, Inc.	43,018	3,232,803
Tempur Sealy International, Inc.(b)	109,975	5,206,216
Toll Brothers, Inc.	67,420	7,765,436
TopBuild Corp.(a)	21,227	8,178,126
Whirlpool Corp.(b)	36,489	3,729,176
		132,628,077
Household Products — 1.1%
Church & Dwight Co., Inc.(b)	161,022	16,694,761
Clorox Co.(b)	82,116	11,206,370
Colgate-Palmolive Co.(b)	528,471	51,282,826
Kimberly-Clark Corp.	218,656	30,218,259
Procter & Gamble Co.	1,534,673	253,098,271
Reynolds Consumer Products, Inc.(b)	33,158	927,761
Spectrum Brands Holdings, Inc.(b)	19,048	1,636,795
		365,065,043
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	436,480	7,668,954
Brookfield Renewable Corp., Class A(b)	91,361	2,592,825
Clearway Energy, Inc., Class A	22,840	517,554
Clearway Energy, Inc., Class C(b)	53,375	1,317,829
Vistra Corp.	223,960	19,256,081
		31,353,243
Industrial Conglomerates — 0.4%
3M Co.	359,361	36,723,101
Honeywell International, Inc.	423,812	90,500,814
		127,223,915
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	181,695	4,640,490
EastGroup Properties, Inc.(b)	31,006	5,274,121
First Industrial Realty Trust, Inc.(b)	87,217	4,143,680
Prologis, Inc.(b)	600,937	67,491,234
Rexford Industrial Realty, Inc.(b)	137,226	6,118,907
STAG Industrial, Inc.(b)	117,012	4,219,453
		91,887,885
Insurance — 2.1%
Aflac, Inc.(b)	371,848	33,209,745
Allstate Corp.	170,777	27,266,256
American Financial Group, Inc.	47,944	5,898,071
American International Group, Inc.	438,122	32,526,177
Aon PLC, Class A	127,660	37,478,423
Arch Capital Group Ltd.(a)	234,517	23,660,420
Arthur J Gallagher & Co.(b)	140,322	36,386,898
Assurant, Inc.	34,964	5,812,765
Assured Guaranty Ltd.	36,048	2,781,103
Axis Capital Holdings Ltd.	53,100	3,751,515
Brighthouse Financial, Inc.(a)	43,389	1,880,479
Brown & Brown, Inc.	156,296	13,974,425
Chubb Ltd.	263,125	67,117,925
Cincinnati Financial Corp.(b)	99,520	11,753,312
CNA Financial Corp.(b)	18,457	850,314
Everest Group Ltd.	27,921	10,638,459
Fidelity National Financial, Inc., Class A	166,043	8,205,845
First American Financial Corp.(b)	66,930	3,610,874
Globe Life, Inc.	57,869	4,761,461
Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	22,509	$ 2,823,529
Hartford Financial Services Group, Inc.	194,618	19,566,894
Kemper Corp.(b)	42,302	2,509,778
Kinsale Capital Group, Inc.(b)	14,821	5,710,235
Lincoln National Corp.	108,430	3,372,173
Loews Corp.	120,627	9,015,662
Markel Group, Inc.(a)	8,346	13,150,458
Marsh & McLennan Cos., Inc.	320,644	67,566,104
MetLife, Inc.	387,610	27,206,346
Old Republic International Corp.(b)	163,735	5,059,412
Primerica, Inc.(b)	23,323	5,517,755
Principal Financial Group, Inc.	151,653	11,897,178
Progressive Corp.	380,174	78,965,942
Prudential Financial, Inc.(b)	233,684	27,385,428
Reinsurance Group of America, Inc.	42,694	8,763,797
RenaissanceRe Holdings Ltd.(b)	33,579	7,505,242
RLI Corp.(b)	26,206	3,686,922
Ryan Specialty Holdings, Inc., Class A(b)	61,134	3,540,270
Travelers Cos., Inc.	148,556	30,207,377
Unum Group	106,257	5,430,795
W.R. Berkley Corp.(b)	131,757	10,353,465
White Mountains Insurance Group Ltd.(b)	1,740	3,162,363
Willis Towers Watson PLC	66,447	17,418,417
		701,380,009
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	3,823,033	696,365,461
Alphabet, Inc., Class C	3,203,526	587,590,739
IAC, Inc.(a)	52,124	2,442,009
Match Group, Inc.(a)	182,363	5,540,188
Meta Platforms, Inc., Class A	1,425,101	718,564,426
Pinterest, Inc., Class A(a)	383,997	16,922,748
TripAdvisor, Inc.(a)	69,707	1,241,482
ZoomInfo Technologies, Inc., CLass A(a)(b)	205,582	2,625,282
		2,031,292,335
IT Services — 1.5%
Accenture PLC, Class A	408,094	123,819,800
Akamai Technologies, Inc.(a)	98,435	8,867,025
Amdocs Ltd.(b)	74,097	5,847,735
Booking Holdings, Inc.(b)	22,161	87,790,801
Cloudflare, Inc., Class A(a)	195,211	16,169,327
Cognizant Technology Solutions Corp., Class A	323,584	22,003,712
DXC Technology Co.(a)	114,561	2,186,969
EPAM Systems, Inc.(a)	37,125	6,983,584
Gartner, Inc.(a)	48,998	22,003,042
Globant SA(a)	26,877	4,791,094
GoDaddy, Inc., Class A(a)	91,905	12,840,048
International Business Machines Corp.(b)	596,648	103,190,272
Kyndryl Holdings, Inc.(a)	150,125	3,949,789
MongoDB, Inc., Class A(a)	44,957	11,237,452
Okta, Inc., Class A(a)	101,057	9,459,946
Snowflake, Inc., Class A(a)	207,708	28,059,274
Twilio, Inc., Class A(a)	113,214	6,431,687
VeriSign, Inc.(a)	56,385	10,025,253
		485,656,810
Leisure Products — 0.1%
Brunswick Corp.(b)	46,500	3,383,805
Hasbro, Inc.(b)	86,407	5,054,809
Mattel, Inc.(a)	236,606	3,847,214
18
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Polaris, Inc.(b)	36,049	$ 2,822,997
YETI Holdings, Inc.(a)(b)	55,061	2,100,577
		17,209,402
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	61,186	1,190,068
Agilent Technologies, Inc.(b)	190,224	24,658,737
Avantor, Inc.(a)	444,519	9,423,803
Azenta, Inc.(a)	39,062	2,055,442
Bio-Rad Laboratories, Inc., Class A(a)	12,548	3,426,984
Bio-Techne Corp.	102,397	7,336,745
Bruker Corp.	71,786	4,580,665
Charles River Laboratories International, Inc.(a)	32,888	6,794,003
Danaher Corp.(b)	430,544	107,571,418
Fortrea Holdings, Inc.(a)	57,757	1,348,048
Illumina, Inc.(a)	104,230	10,879,527
IQVIA Holdings, Inc.(a)	117,176	24,775,693
Medpace Holdings, Inc.(a)	15,182	6,252,707
Mettler-Toledo International, Inc.(a)	13,718	19,172,140
QIAGEN NV	150,399	6,179,895
Repligen Corp.(a)(b)	37,193	4,688,550
Revvity, Inc.(b)	81,721	8,569,264
Sotera Health Co.(a)	89,715	1,064,917
Thermo Fisher Scientific, Inc.	248,370	137,348,610
Waters Corp.(a)	38,596	11,197,472
West Pharmaceutical Services, Inc.(b)	47,191	15,544,244
		414,058,932
Machinery — 1.7%
AGCO Corp.(b)	42,073	4,118,105
Allison Transmission Holdings, Inc.	56,011	4,251,235
Caterpillar, Inc.(b)	318,006	105,927,799
CNH Industrial NV	567,425	5,748,015
Crane Co.(b)	32,784	4,753,024
Cummins, Inc.	88,823	24,597,753
Deere & Co.(b)	165,665	61,897,414
Donaldson Co., Inc.	76,992	5,509,548
Dover Corp.(b)	89,142	16,085,674
Esab Corp.(b)	36,615	3,457,555
Flowserve Corp.	90,336	4,345,162
Fortive Corp.(b)	232,754	17,247,071
Gates Industrial Corp. PLC(a)	109,426	1,730,025
Graco, Inc.	109,312	8,666,255
IDEX Corp.	49,768	10,013,322
Illinois Tool Works, Inc.(b)	192,556	45,628,070
Ingersoll Rand, Inc.	262,369	23,833,600
ITT, Inc.	53,134	6,863,850
Lincoln Electric Holdings, Inc.(b)	36,713	6,925,540
Middleby Corp.(a)	35,472	4,349,222
Nordson Corp.(b)	37,798	8,766,868
Oshkosh Corp.	42,070	4,551,974
Otis Worldwide Corp.(b)	262,644	25,282,111
PACCAR, Inc.(b)	334,415	34,424,680
Parker-Hannifin Corp.	83,186	42,076,311
Pentair PLC	109,181	8,370,907
RBC Bearings, Inc.(a)(b)	18,422	4,969,887
Snap-on, Inc.(b)	34,080	8,908,171
Stanley Black & Decker, Inc.(b)	100,920	8,062,499
Timken Co.(b)	39,013	3,126,112
Toro Co.(b)	68,655	6,419,929
Security	Shares	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	113,718	$ 17,973,130
Xylem, Inc./New York	156,319	21,201,546
		560,082,364
Marine Transportation — 0.0%
Kirby Corp.(a)	37,673	4,510,588
Media — 0.6%
Charter Communications, Inc., Class A(a)(b)	61,000	18,236,560
Comcast Corp., Class A	2,531,063	99,116,427
Fox Corp., Class A(b)	154,541	5,311,574
Fox Corp., Class B	91,794	2,939,244
Interpublic Group of Cos., Inc.(b)	251,345	7,311,626
Liberty Broadband Corp., Class A(a)(b)	10,629	580,343
Liberty Broadband Corp., Class C(a)(b)	71,003	3,892,385
Liberty Media Corp.-Liberty SiriusXM(a)	97,641	2,163,725
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50,444	1,117,335
New York Times Co., Class A	107,071	5,483,106
News Corp., Class A	255,958	7,056,762
News Corp., Class B(b)	72,414	2,055,833
Nexstar Media Group, Inc., Class A(b)	19,974	3,315,884
Omnicom Group, Inc.(b)	125,837	11,287,579
Paramount Global, Class A(b)	7,797	143,309
Paramount Global, Class B(b)	371,785	3,862,846
Sirius XM Holdings, Inc.(b)	402,934	1,140,303
Trade Desk, Inc., Class A(a)(b)	290,463	28,369,521
		203,384,362
Metals & Mining — 0.5%
Alcoa Corp.	114,871	4,569,568
ATI, Inc.(a)	80,197	4,446,924
Cleveland-Cliffs, Inc.(a)	323,428	4,977,557
Freeport-McMoRan, Inc.	930,627	45,228,472
MP Materials Corp., Class A(a)(b)	73,191	931,721
Newmont Corp.(b)	750,576	31,426,617
Nucor Corp.(b)	155,834	24,634,239
Reliance, Inc.(b)	37,854	10,811,102
Royal Gold, Inc.(b)	43,044	5,387,387
Southern Copper Corp.(b)	57,805	6,227,911
Steel Dynamics, Inc.(b)	96,610	12,510,995
U.S. Steel Corp.(b)	145,066	5,483,495
		156,635,988
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	459,611	4,384,689
Annaly Capital Management, Inc.	325,377	6,201,686
Rithm Capital Corp.	317,470	3,463,598
Starwood Property Trust, Inc.	195,893	3,710,213
		17,760,186
Multi-Utilities — 0.5%
Ameren Corp.	171,835	12,219,187
CenterPoint Energy, Inc.(b)	418,582	12,967,670
CMS Energy Corp.	193,365	11,511,018
Consolidated Edison, Inc.	228,761	20,455,809
Dominion Energy, Inc.	551,203	27,008,947
DTE Energy Co.	135,718	15,066,055
NiSource, Inc.	277,294	7,988,840
Public Service Enterprise Group, Inc.	324,194	23,893,098
Sempra	415,461	31,599,964
WEC Energy Group, Inc.(b)	205,613	16,132,396
		178,842,984
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs(b) — 0.0%
Boston Properties, Inc.	104,329	$ 6,422,493
Cousins Properties, Inc.	97,224	2,250,735
Highwoods Properties, Inc.	69,806	1,833,804
Kilroy Realty Corp.	79,511	2,478,358
Vornado Realty Trust	122,396	3,217,791
		16,203,181
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.(b)	213,309	3,144,175
Antero Resources Corp.(a)	184,466	6,019,126
APA Corp.(b)	241,744	7,116,943
Cheniere Energy, Inc.	149,302	26,102,469
Chesapeake Energy Corp.(b)	83,614	6,872,235
Chevron Corp.(b)	1,120,574	175,280,185
Chord Energy Corp.	40,162	6,734,364
Civitas Resources, Inc.	64,953	4,481,757
ConocoPhillips(b)	762,074	87,166,024
Coterra Energy, Inc.	481,838	12,850,619
Devon Energy Corp.	409,095	19,391,103
Diamondback Energy, Inc.	115,600	23,141,964
DT Midstream, Inc.(a)(b)	66,007	4,688,477
EOG Resources, Inc.(b)	374,155	47,094,890
EQT Corp.(b)	284,868	10,534,419
Exxon Mobil Corp.	2,918,926	336,026,761
Hess Corp.	183,219	27,028,467
HF Sinclair Corp.	106,151	5,662,094
Kinder Morgan, Inc.(b)	1,260,350	25,043,154
Marathon Oil Corp.	371,306	10,645,343
Marathon Petroleum Corp.	229,020	39,730,390
Matador Resources Co.	76,398	4,553,321
New Fortress Energy, Inc., Class A(b)	44,774	984,132
Occidental Petroleum Corp.(b)	414,291	26,112,762
ONEOK, Inc.(b)	383,548	31,278,339
Ovintiv, Inc.	169,730	7,955,245
Permian Resources Corp., Class A	408,161	6,591,800
Phillips 66	275,509	38,893,606
Range Resources Corp.(b)	157,080	5,266,892
Southwestern Energy Co.(a)	742,727	4,998,553
Targa Resources Corp.	142,850	18,396,223
Texas Pacific Land Corp.(b)	12,284	9,019,773
Valero Energy Corp.(b)	211,975	33,229,201
Viper Energy, Inc., Class A	59,356	2,227,631
Williams Cos., Inc.	791,233	33,627,402
		1,107,889,839
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	40,981	3,373,966
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)(b)	84,295	3,405,518
American Airlines Group, Inc.(a)(b)	432,176	4,896,554
Delta Air Lines, Inc.(b)	423,025	20,068,306
Southwest Airlines Co.(b)	393,838	11,267,705
United Airlines Holdings, Inc.(a)	215,337	10,478,299
		50,116,382
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	84,698	4,839,644
Coty, Inc., Class A(a)	235,728	2,361,994
elf Beauty, Inc.(a)	34,390	7,246,661
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A	149,875	$ 15,946,700
Kenvue, Inc.	1,244,979	22,633,718
		53,028,717
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,319,155	54,784,507
Catalent, Inc.(a)	116,707	6,562,435
Elanco Animal Health, Inc.(a)	322,932	4,659,909
Eli Lilly & Co.	553,257	500,907,823
Intra-Cellular Therapies, Inc.(a)	66,901	4,582,049
Jazz Pharmaceuticals PLC(a)	41,109	4,387,563
Johnson & Johnson	1,568,947	229,317,293
Merck & Co., Inc.	1,649,204	204,171,455
Organon & Co.(b)	174,957	3,621,610
Perrigo Co. PLC	90,368	2,320,650
Pfizer, Inc.	3,687,409	103,173,704
Royalty Pharma PLC, Class A	242,457	6,393,591
Viatris, Inc.(b)	797,717	8,479,732
Zoetis, Inc., Class A(b)	297,427	51,561,945
		1,184,924,266
Professional Services — 0.8%
Automatic Data Processing, Inc.	267,337	63,810,669
Booz Allen Hamilton Holding Corp., Class A(b)	84,150	12,950,685
Broadridge Financial Solutions, Inc.	76,089	14,989,533
CACI International, Inc., Class A(a)	14,457	6,218,389
Clarivate PLC(a)(b)	308,961	1,757,988
Concentrix Corp.(b)	30,351	1,920,611
Dayforce, Inc.(a)(b)	97,210	4,821,616
Dun & Bradstreet Holdings, Inc.(b)	189,122	1,751,270
Equifax, Inc.(b)	80,325	19,475,599
FTI Consulting, Inc.(a)	21,712	4,679,587
Genpact Ltd.(b)	115,052	3,703,524
Jacobs Solutions, Inc.	81,034	11,321,260
KBR, Inc.(b)	85,781	5,501,993
Leidos Holdings, Inc.	87,635	12,784,194
ManpowerGroup, Inc.	31,447	2,195,001
Parsons Corp.(a)	29,734	2,432,539
Paychex, Inc.(b)	209,081	24,788,643
Paycom Software, Inc.(b)	34,233	4,896,688
Paycor HCM, Inc.(a)	42,568	540,614
Paylocity Holding Corp.(a)(b)	28,167	3,713,819
Robert Half, Inc.(b)	67,088	4,292,290
Science Applications International Corp.(b)	35,280	4,147,164
SS&C Technologies Holdings, Inc.	138,574	8,684,433
TransUnion	127,777	9,475,942
Verisk Analytics, Inc.	92,598	24,959,791
		255,813,842
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	200,247	17,844,010
CoStar Group, Inc.	263,859	19,562,506
Howard Hughes Holdings, Inc.(b)	21,687	1,405,751
Jones Lang LaSalle, Inc.(b)	31,071	6,378,255
Zillow Group, Inc., Class A	30,566	1,376,693
Zillow Group, Inc., Class C	103,809	4,815,700
		51,382,915
Residential REITs — 0.3%
American Homes 4 Rent, Class A	218,718	8,127,561
AvalonBay Communities, Inc.	93,425	19,328,698
Camden Property Trust(b)	68,324	7,454,832
20
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Equity LifeStyle Properties, Inc.	117,467	$ 7,650,626
Equity Residential	245,375	17,014,302
Essex Property Trust, Inc.(b)	42,293	11,512,154
Invitation Homes, Inc.	405,293	14,545,966
Mid-America Apartment Communities, Inc.(b)	76,888	10,964,998
Sun Communities, Inc.(b)	81,413	9,797,240
UDR, Inc.	218,979	9,010,986
		115,407,363
Retail REITs — 0.3%
Agree Realty Corp.(b)	67,915	4,206,655
Brixmor Property Group, Inc.	200,839	4,637,373
Federal Realty Investment Trust(b)	55,183	5,571,828
Kimco Realty Corp.	435,668	8,478,099
NNN REIT, Inc.(b)	118,800	5,060,880
Realty Income Corp.(b)	548,347	28,963,689
Regency Centers Corp.	119,472	7,431,158
Simon Property Group, Inc.	210,333	31,928,549
		96,278,231
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(a)	1,046,981	169,830,788
Allegro MicroSystems, Inc.(a)(b)	46,915	1,324,880
Amkor Technology, Inc.	73,275	2,932,466
Analog Devices, Inc.(b)	322,247	73,556,100
Applied Materials, Inc.	541,095	127,693,009
Broadcom, Inc.(b)	295,746	474,829,075
Cirrus Logic, Inc.(a)	36,491	4,658,441
Enphase Energy, Inc.(a)(b)	87,011	8,675,867
Entegris, Inc.(b)	99,376	13,455,510
First Solar, Inc.(a)	70,155	15,817,146
GLOBALFOUNDRIES, Inc.(a)(b)	51,690	2,613,446
Intel Corp.	2,771,487	85,832,952
KLA Corp.	87,597	72,224,603
Lam Research Corp.	84,945	90,453,683
Lattice Semiconductor Corp.(a)	91,956	5,332,528
MACOM Technology Solutions Holdings, Inc., Class H(a)	36,257	4,041,568
Marvell Technology, Inc.	557,189	38,947,511
Microchip Technology, Inc.(b)	344,733	31,543,070
Micron Technology, Inc.	716,924	94,297,014
MKS Instruments, Inc.	43,736	5,711,047
Monolithic Power Systems, Inc.(b)	30,479	25,043,985
NVIDIA Corp.	15,468,253	1,910,947,976
ON Semiconductor Corp.(a)	279,090	19,131,620
Onto Innovation, Inc.(a)	31,831	6,988,814
Qorvo, Inc.(a)(b)	64,853	7,525,542
QUALCOMM, Inc.	726,295	144,663,438
Skyworks Solutions, Inc.(b)	105,628	11,257,832
Teradyne, Inc.	101,574	15,062,408
Texas Instruments, Inc.	591,980	115,157,869
Universal Display Corp.(b)	30,786	6,472,757
Wolfspeed, Inc.(a)(b)	80,018	1,821,210
		3,587,844,155
Software — 10.7%
Adobe, Inc.(a)	291,353	161,858,246
ANSYS, Inc.(a)	57,209	18,392,694
Appfolio, Inc., Class A(a)	14,289	3,494,661
AppLovin Corp., Class A(a)	170,502	14,189,176
Aspen Technology, Inc.(a)	18,995	3,772,977
Atlassian Corp., Class A(a)	102,295	18,093,940
Autodesk, Inc.(a)	140,080	34,662,796
Security	Shares	Value
Software (continued)
Bentley Systems, Inc., Class B(b)	91,082	$ 4,495,808
Bill Holdings, Inc.(a)	67,602	3,557,217
Cadence Design Systems, Inc.(a)	177,239	54,545,302
CCC Intelligent Solutions Holdings, Inc.(a)	223,351	2,481,430
Confluent, Inc., Class A(a)(b)	121,959	3,601,449
Crowdstrike Holdings, Inc., Class A(a)	141,832	54,348,604
Datadog, Inc., Class A(a)	185,000	23,992,650
DocuSign, Inc.(a)	133,321	7,132,674
Dolby Laboratories, Inc., Class A(b)	38,321	3,036,173
DoubleVerify Holdings, Inc.(a)	93,379	1,818,089
Dropbox, Inc., Class A(a)	173,645	3,901,803
Dynatrace, Inc.(a)	171,445	7,670,449
Elastic NV(a)	54,521	6,210,487
Fair Isaac Corp.(a)	15,623	23,257,335
Five9, Inc.(a)(b)	48,260	2,128,266
Fortinet, Inc.(a)	410,342	24,731,312
Gen Digital, Inc.(b)	363,013	9,068,065
Gitlab, Inc., Class A(a)	57,984	2,882,964
Guidewire Software, Inc.(a)(b)	53,132	7,326,371
HashiCorp, Inc., Class A(a)	60,506	2,038,447
HubSpot, Inc.(a)	30,786	18,157,275
Informatica, Inc., Class A(a)(b)	33,234	1,026,266
Intuit, Inc.	177,589	116,713,267
Manhattan Associates, Inc.(a)	40,829	10,071,698
Microsoft Corp.(b)	4,837,057	2,161,922,625
MicroStrategy, Inc., Class A(a)	10,180	14,022,746
nCino, Inc.(a)	42,161	1,325,963
Nutanix, Inc., Class A(a)	161,324	9,171,269
Oracle Corp.	1,021,573	144,246,108
Palantir Technologies, Inc., Class A(a)	1,278,919	32,395,018
Palo Alto Networks, Inc.(a)(b)	200,261	67,890,482
Pegasystems, Inc.(b)	29,753	1,800,949
Procore Technologies, Inc.(a)(b)	51,718	3,429,421
PTC, Inc.(a)	75,763	13,763,864
RingCentral, Inc., Class A(a)(b)	55,109	1,554,074
Roper Technologies, Inc.	69,430	39,134,914
Salesforce, Inc.	609,839	156,789,607
SentinelOne, Inc., Class A(a)	152,124	3,202,210
ServiceNow, Inc.(a)	133,539	105,051,125
Smartsheet, Inc., Class A(a)	81,384	3,587,407
Synopsys, Inc.(a)	98,957	58,885,352
Teradata Corp.(a)	69,364	2,397,220
Tyler Technologies, Inc.(a)	27,559	13,856,114
UiPath, Inc., Class A(a)	257,254	3,261,981
Unity Software, Inc.(a)(b)	196,624	3,197,106
Workday, Inc., Class A(a)	132,791	29,686,756
Zoom Video Communications, Inc., Class A(a)	162,013	9,589,549
Zscaler, Inc.(a)(b)	59,092	11,356,892
		3,540,176,643
Specialized REITs — 0.9%
American Tower Corp.(b)	303,607	59,015,129
Crown Castle, Inc.	285,291	27,872,931
CubeSmart(b)	147,990	6,684,708
Digital Realty Trust, Inc.	199,736	30,369,859
EPR Properties	50,315	2,112,224
Equinix, Inc.	62,033	46,934,168
Extra Space Storage, Inc.(b)	137,860	21,424,823
Gaming & Leisure Properties, Inc.	167,475	7,571,545
Iron Mountain, Inc.(b)	189,268	16,962,198
Lamar Advertising Co., Class A(b)	57,162	6,832,574
National Storage Affiliates Trust(b)	46,552	1,918,873
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Public Storage	103,308	$ 29,716,546
Rayonier, Inc.(b)	102,627	2,985,419
SBA Communications Corp.	70,788	13,895,684
VICI Properties, Inc.	686,950	19,674,248
Weyerhaeuser Co.(b)	482,784	13,706,238
		307,677,167
Specialty Retail — 1.9%
Advance Auto Parts, Inc.(b)	38,621	2,445,868
AutoNation, Inc.(a)	16,753	2,670,093
AutoZone, Inc.(a)	11,230	33,286,843
Bath & Body Works, Inc.	149,907	5,853,868
Best Buy Co., Inc.(b)	128,844	10,860,261
Burlington Stores, Inc.(a)	41,217	9,892,080
CarMax, Inc.(a)(b)	103,343	7,579,176
Carvana Co., Class A(a)	68,540	8,822,469
Dick’s Sporting Goods, Inc.	36,992	7,947,731
Five Below, Inc.(a)	36,780	4,007,917
Floor & Decor Holdings, Inc., Class A(a)(b)	67,937	6,753,617
GameStop Corp., Class A(a)(b)	176,004	4,345,539
Gap, Inc.(b)	121,344	2,898,908
Home Depot, Inc.	645,129	222,079,207
Lithia Motors, Inc., Class A(b)	18,025	4,550,411
Lowe’s Cos., Inc.	372,386	82,096,218
Murphy USA, Inc.	12,200	5,727,412
O’Reilly Automotive, Inc.(a)	38,081	40,215,821
Penske Automotive Group, Inc.(b)	12,936	1,927,723
RH(a)(b)	10,244	2,504,043
Ross Stores, Inc.(b)	213,891	31,082,640
TJX Cos., Inc.	736,954	81,138,635
Tractor Supply Co.(b)	70,122	18,932,940
Ulta Beauty, Inc.(a)	31,103	12,001,715
Valvoline, Inc.(a)(b)	91,190	3,939,408
Wayfair, Inc., Class A(a)(b)	53,014	2,795,428
Williams-Sonoma, Inc.(b)	41,998	11,858,975
		628,214,946
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	9,454,963	1,991,404,307
Dell Technologies, Inc., Class C	161,048	22,210,130
Hewlett Packard Enterprise Co.	855,814	18,117,582
HP, Inc.(b)	635,831	22,266,802
NetApp, Inc.	133,939	17,251,343
Pure Storage, Inc., Class A(a)	191,920	12,323,183
Super Micro Computer, Inc.(a)	32,208	26,389,625
Western Digital Corp.(a)	215,627	16,338,058
		2,126,301,030
Textiles, Apparel & Luxury Goods — 0.4%
Birkenstock Holding PLC(a)	16,764	912,129
Capri Holdings Ltd.(a)	79,938	2,644,349
Carter’s, Inc.(b)	23,015	1,426,240
Columbia Sportswear Co.(b)	23,947	1,893,729
Crocs, Inc.(a)	39,646	5,785,937
Deckers Outdoor Corp.(a)	16,600	16,067,970
Lululemon Athletica, Inc.(a)	74,435	22,233,734
NIKE, Inc., Class B	784,351	59,116,535
PVH Corp.(b)	39,587	4,191,076
Ralph Lauren Corp., Class A(b)	25,028	4,381,402
Skechers USA, Inc., Class A(a)	86,545	5,981,990
Tapestry, Inc.	150,930	6,458,295
Under Armour, Inc., Class A(a)	126,836	845,996
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(a)(b)	128,526	$ 839,275
VF Corp.(b)	233,620	3,153,870
		135,932,527
Tobacco — 0.5%
Altria Group, Inc.	1,117,748	50,913,422
Philip Morris International, Inc.	1,011,052	102,449,899
		153,363,321
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A(b)	68,474	3,254,569
Core & Main, Inc., Class A(a)	107,833	5,277,347
Fastenal Co.(b)	372,136	23,385,026
Ferguson PLC	131,519	25,468,654
MSC Industrial Direct Co., Inc., Class A(b)	30,370	2,408,645
SiteOne Landscape Supply, Inc.(a)(b)	30,150	3,660,512
United Rentals, Inc.	43,195	27,935,502
Watsco, Inc.(b)	22,249	10,306,627
WESCO International, Inc.	28,967	4,591,849
WW Grainger, Inc.(b)	28,291	25,525,272
		131,814,003
Water Utilities(b) — 0.1%
American Water Works Co., Inc.	128,316	16,573,295
Essential Utilities, Inc.	168,535	6,291,411
		22,864,706
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(b)	314,676	55,439,618
Total Common Stocks — 98.8% (Cost: $15,978,989,035)		32,534,493,552
Investment Companies
Capital Markets — 0.7%
iShares Russell 1000 ETF(b)(c)	709,981	211,247,747
Total Investment Companies — 0.7% (Cost: $193,875,319)		211,247,747
Total Long-Term Investments — 99.5% (Cost: $16,172,864,354)		32,745,741,299
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(e)(f)	2,350,498,356	2,351,203,505
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(e)	159,494,078	159,494,078
Total Short-Term Securities — 7.6% (Cost: $2,509,868,886)		2,510,697,583
Total Investments — 107.1% (Cost: $18,682,733,240)		35,256,438,882
Liabilities in Excess of Other Assets — (7.1)%		(2,323,423,152)
Net Assets — 100.0%		$ 32,933,015,730

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
22
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,024,962,526	$ 326,898,032 (a)	$ —	$ (120,176)	$ (536,877)	$ 2,351,203,505	2,350,498,356	$ 2,679,150 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	210,703,888	—	(51,209,810)(a)	—	—	159,494,078	159,494,078	6,373,113	—
BlackRock, Inc.	80,757,864	561,458	(3,295,846)	184,973	(2,614,706)	75,593,743	96,014	1,003,853	—
iShares Russell 1000 ETF	130,944,320	1,000,472,785	(942,055,401)	16,975,115	4,910,928	211,247,747	709,981	1,359,568	—
				$ 17,039,912	$ 1,759,345	$ 2,797,539,073		$ 11,415,684	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	582	09/20/24	$ 160,676	$ 506,804
S&P Mid 400 E-Mini Index	40	09/20/24	11,832	75,789
				$ 582,593
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 582,593	$ —	$ —	$ —	$ 582,593

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 41,067,737	$ —	$ —	$ —	$ 41,067,737
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (7,180,891)	$ —	$ —	$ —	$ (7,180,891)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$203,344,940
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 588,707,796	$ —	$ —	$ 588,707,796
Air Freight & Logistics	130,934,243	—	—	130,934,243
Automobile Components	28,170,286	—	—	28,170,286
Automobiles	437,214,008	—	—	437,214,008
Banks	1,067,169,002	—	—	1,067,169,002
Beverages	406,063,374	—	—	406,063,374
Biotechnology	659,089,017	—	—	659,089,017
Broadline Retail	1,215,700,424	—	—	1,215,700,424
Building Products	214,503,779	—	—	214,503,779
Capital Markets	976,665,842	—	—	976,665,842
Chemicals	460,829,687	—	—	460,829,687
Commercial Services & Supplies	207,085,586	—	—	207,085,586
Communications Equipment	246,463,680	—	—	246,463,680
Construction & Engineering	71,860,331	—	—	71,860,331
Construction Materials	81,780,863	—	—	81,780,863
Consumer Finance	173,522,181	—	—	173,522,181
Consumer Staples Distribution & Retail	606,141,466	—	—	606,141,466
Containers & Packaging	92,039,357	41,056	—	92,080,413
Distributors	27,464,493	—	—	27,464,493
Diversified Consumer Services	24,843,586	—	—	24,843,586
Diversified REITs	7,929,402	—	—	7,929,402
Diversified Telecommunication Services	212,634,348	—	1	212,634,349
Electric Utilities	452,414,342	—	—	452,414,342
Electrical Equipment	259,106,784	—	—	259,106,784
Electronic Equipment, Instruments & Components	181,701,347	—	—	181,701,347
Energy Equipment & Services	104,145,016	—	—	104,145,016
Entertainment	432,873,178	—	—	432,873,178
Financial Services	1,256,307,875	—	—	1,256,307,875
Food Products	232,420,165	—	—	232,420,165
Gas Utilities	18,114,486	—	—	18,114,486
Ground Transportation	329,163,221	—	—	329,163,221
Health Care Equipment & Supplies	733,879,220	—	—	733,879,220
Health Care Providers & Services	755,245,042	—	—	755,245,042
Health Care REITs	87,337,885	—	—	87,337,885
24
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Technology	$ 20,844,291	$ —	$ —	$ 20,844,291
Hotel & Resort REITs	10,439,573	—	—	10,439,573
Hotels, Restaurants & Leisure	580,628,378	—	—	580,628,378
Household Durables	132,628,077	—	—	132,628,077
Household Products	365,065,043	—	—	365,065,043
Independent Power and Renewable Electricity Producers	31,353,243	—	—	31,353,243
Industrial Conglomerates	127,223,915	—	—	127,223,915
Industrial REITs	91,887,885	—	—	91,887,885
Insurance	701,380,009	—	—	701,380,009
Interactive Media & Services	2,031,292,335	—	—	2,031,292,335
IT Services	485,656,810	—	—	485,656,810
Leisure Products	17,209,402	—	—	17,209,402
Life Sciences Tools & Services	414,058,932	—	—	414,058,932
Machinery	560,082,364	—	—	560,082,364
Marine Transportation	4,510,588	—	—	4,510,588
Media	203,384,362	—	—	203,384,362
Metals & Mining	156,635,988	—	—	156,635,988
Mortgage Real Estate Investment Trusts (REITs)	17,760,186	—	—	17,760,186
Multi-Utilities	178,842,984	—	—	178,842,984
Office REITs	16,203,181	—	—	16,203,181
Oil, Gas & Consumable Fuels	1,107,889,839	—	—	1,107,889,839
Paper & Forest Products	3,373,966	—	—	3,373,966
Passenger Airlines	50,116,382	—	—	50,116,382
Personal Care Products	53,028,717	—	—	53,028,717
Pharmaceuticals	1,184,924,266	—	—	1,184,924,266
Professional Services	255,813,842	—	—	255,813,842
Real Estate Management & Development	51,382,915	—	—	51,382,915
Residential REITs	115,407,363	—	—	115,407,363
Retail REITs	96,278,231	—	—	96,278,231
Semiconductors & Semiconductor Equipment	3,587,844,155	—	—	3,587,844,155
Software	3,540,176,643	—	—	3,540,176,643
Specialized REITs	307,677,167	—	—	307,677,167
Specialty Retail	628,214,946	—	—	628,214,946
Technology Hardware, Storage & Peripherals	2,126,301,030	—	—	2,126,301,030
Textiles, Apparel & Luxury Goods	135,932,527	—	—	135,932,527
Tobacco	153,363,321	—	—	153,363,321
Trading Companies & Distributors	131,814,003	—	—	131,814,003
Water Utilities	22,864,706	—	—	22,864,706
Wireless Telecommunication Services	55,439,618	—	—	55,439,618
Investment Companies	211,247,747	—	—	211,247,747
Short-Term Securities
Money Market Funds	2,510,697,583	—	—	2,510,697,583
	$35,256,397,825	$41,056	$1	$35,256,438,882
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 582,593	$ —	$ —	$ 582,593

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Master Portfolio Schedule of Investments
25

Statement of Assets and Liabilities(unaudited)
June 30, 2024

Large Cap Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 32,458,899,809
Investments, at value — affiliated(c)	2,797,539,073
Cash	1,765,221
Cash pledged for futures contracts	8,301,000
Receivables:
Investments sold	795,397,134
Securities lending income — affiliated	425,839
Dividends — unaffiliated	17,208,084
Dividends — affiliated	928,598
Variation margin on futures contracts	13,600
Prepaid expenses	48,322
Total assets	36,080,526,680
LIABILITIES
Collateral on securities loaned	2,353,035,186
Payables:
Investments purchased	282,979,705
Accounting services fees	93,389
Withdrawals to investors	509,745,041
Investment advisory fees	797,318
Trustees’ fees	56,632
Other accrued expenses	40,032
Professional fees	50,681
Variation margin on futures contracts	712,966
Total liabilities	3,147,510,950
Commitments and contingent liabilities
NET ASSETS	$ 32,933,015,730
NET ASSETS CONSIST OF
Investors’ capital	$ 16,358,727,495
Net unrealized appreciation (depreciation)	16,574,288,235
NET ASSETS	$ 32,933,015,730
(a) Investments, at cost—unaffiliated	$15,934,777,330
(b) Securities loaned, at value	$2,307,410,558
(c) Investments, at cost—affiliated	$2,747,955,910
See notes to financial statements.
26
2024 BlackRock Semi-Annual Financial Statements

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

Large Cap Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$210,556,190
Dividends — affiliated	8,736,534
Interest — unaffiliated	331,361
Securities lending income — affiliated — net	2,679,150
Foreign taxes withheld	(28,594)
Total investment income	222,274,641
EXPENSES
Investment advisory	4,712,355
Custodian	178,148
Trustees	128,103
Professional	58,751
Printing and postage	837
Miscellaneous	104,334
Total expenses excluding interest expense	5,182,528
Interest expense — unaffiliated	31,489
Total expenses	5,214,017
Less:
Fees waived and/or reimbursed by the Manager	(119,908)
Total expenses after fees waived and/or reimbursed	5,094,109
Net investment income	217,180,532
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	41,606,029
Investments — affiliated	17,039,912
Futures contracts	41,067,737
99,713,678
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,877,024,271
Investments — affiliated	1,759,345
Futures contracts	(7,180,891)
3,871,602,725
Net realized and unrealized gain	3,971,316,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,188,496,935
See notes to financial statements.
Master Portfolio Statement of Operations
27

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$217,180,532	$426,222,252
Net realized gain (loss)	99,713,678	(82,705,073)
Net change in unrealized appreciation (depreciation)	3,871,602,725	5,859,996,543
Net increase in net assets resulting from operations	4,188,496,935	6,203,513,722
CAPITAL TRANSACTIONS
Proceeds from contributions	1,379,948,860	3,348,514,741
Value of withdrawals	(2,380,576,600)	(2,678,561,395)
Net increase (decrease) in net assets derived from capital transactions	(1,000,627,740)	669,953,346
NET ASSETS
Total increase in net assets	3,187,869,195	6,873,467,068
Beginning of period	29,745,146,535	22,871,679,467
End of period	$32,933,015,730	$29,745,146,535
See notes to financial statements.
28
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(unaudited)

Large Cap Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	14.24%(a)	26.53%	(19.09)%	26.42%	20.89%	31.33%
Ratios to Average Net Assets(b)
Total expenses	0.03%(c)	0.03%	0.03%	0.03%	0.04%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.38%(c)	1.62%	1.57%	1.32%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000)	$32,933,016	$29,745,147	$22,871,679	$24,365,425	$19,332,586	$15,141,734
Portfolio turnover rate	5%	13%	22%	17%	14%	10%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
29

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
30
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 152,471,855	$ (152,471,855)	$ —	$ —
Barclays Capital, Inc.	13,326,791	(13,326,791)	—	—
BMO Capital Markets Corp.	179,826	(179,826)	—	—
BNP Paribas SA	322,259,829	(322,259,829)	—	—
BofA Securities, Inc.	270,772,923	(270,772,923)	—	—
Citadel Clearing LLC	37,751,034	(37,751,034)	—	—
Goldman Sachs & Co. LLC	321,505,507	(321,505,507)	—	—
J.P. Morgan Securities LLC	252,549,126	(252,549,126)	—	—
Jefferies LLC	18,342,438	(18,342,438)	—	—
Morgan Stanley	257,641,768	(257,641,768)	—	—
National Financial Services LLC	16,371,998	(16,371,998)	—	—
Natixis SA	15,179,279	(15,179,279)	—	—
Nomura Securities International, Inc.	63,197	(63,197)	—	—
RBC Capital Markets LLC	145,498,099	(145,498,099)	—	—
Scotia Capital (USA), Inc.	48,639,250	(48,639,250)	—	—
SG Americas Securities LLC	30,430,660	(30,430,660)	—	—
State Street Bank & Trust Co.	16,227,673	(16,227,673)	—	—
Toronto-Dominion Bank	92,880,160	(92,880,160)	—	—
UBS AG	90,193,006	(90,193,006)	—	—
UBS Securities LLC	58,230,959	(58,230,959)	—	—
Virtu Americas LLC	3,653,934	(3,653,934)	—	—
32
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Wells Fargo Bank N.A.	$ 120,171,628	$ (120,171,628)	$ —	$ —
Wells Fargo Securities LLC	23,069,618	(23,069,618)	—	—
	$ 2,307,410,558	$ (2,307,410,558)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $83,653.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2024, the Manager waived $36,255 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements (unaudited) (continued)

lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $1,093,499 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$ 238,394,381	$ 472,904,591	$ 12,649,308
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $1,502,278,279 and $2,206,652,730, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.
34
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio	$ 19,450,060,142	$ 17,197,375,380	$ (1,390,414,047)	$ 15,806,961,333
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
36
2024 BlackRock Semi-Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
37

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
38
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Large Cap Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.  iShares Russell 1000 Large-Cap Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund.  Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund.  For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis.  The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.  Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information.  BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund.  The Board noted the willingness of BlackRock’s
Disclosure of Investment Advisory Agreement
39

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel.  The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark.  The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records.  The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed
40
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices.  The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory.  In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
41

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
42
2024 BlackRock Semi-Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Total International ex U.S. Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2024

iShares MSCI Total International Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,870,977,007
Receivables:
Capital shares sold	6,833,849
Withdrawals from the Master Portfolio	89,082,273
Prepaid expenses	45,577
Total assets	1,966,938,706
LIABILITIES
Payables:
Accounting services fees	1,227
Capital shares redeemed	95,915,943
Income dividend distributions	1,745,448
Officer’s fees	697
Other accrued expenses	40,411
Professional fees	37,138
Service fees	10,438
Transfer agent fees	80,734
Total liabilities	97,832,036
Commitments and contingent liabilities
NET ASSETS	$ 1,869,106,670
NET ASSETS CONSIST OF
Paid-in capital	$ 1,621,003,560
Accumulated earnings	248,103,110
NET ASSETS	$ 1,869,106,670
4
2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024

iShares MSCI Total International Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 702,349,579
Shares outstanding	70,902,973
Net asset value	$ 9.91
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 52,433,181
Shares outstanding	5,290,285
Net asset value	$ 9.91
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,114,323,910
Shares outstanding	108,619,337
Net asset value	$ 10.26
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

iShares MSCI Total International Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$36,202,927
Dividends — affiliated	466,812
Securities lending income — affiliated — net	110,537
Foreign taxes withheld	(5,582,684)
Expenses	(657,335)
Fees waived	6,140
Total investment income	30,546,397
FUND EXPENSES
Transfer agent — class specific	249,725
Administration	92,138
Service — class specific	62,836
Registration	37,840
Professional	36,794
Printing and postage	15,768
Accounting services	2,468
Officer	278
Miscellaneous	9,389
Total expenses	507,236
Less:
Fees waived and/or reimbursed by the Administrator	(1,199)
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(3,379)
Total expenses after fees waived and/or reimbursed	502,658
Net investment income	30,043,739
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	(10,552,812)
Investments — affiliated	(4,532)
Foreign currency transactions	(328,708)
Futures contracts	920,329
(9,965,723)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	80,014,803
Investments — affiliated	(15,887)
Foreign currency translations	(68,770)
Futures contracts	70,762
80,000,908
Net realized and unrealized gain	70,035,185
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,078,924
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(71,924)
(b) Net of reduction in deferred capital gain tax of	$—
See notes to financial statements.
6
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$30,043,739	$44,555,948
Net realized loss	(9,965,723)	(40,736,879)
Net change in unrealized appreciation (depreciation)	80,000,908	222,080,389
Net increase in net assets resulting from operations	100,078,924	225,899,458
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(13,127,371)	(19,150,068)
Investor A	(876,525)	(1,503,144)
Class K	(20,553,672)	(29,309,927)
Decrease in net assets resulting from distributions to shareholders	(34,557,568)	(49,963,139)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	56,191,042	70,027,670
NET ASSETS
Total increase in net assets	121,712,398	245,963,989
Beginning of period	1,747,394,272	1,501,430,283
End of period	$1,869,106,670	$1,747,394,272

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.56	$8.56	$10.54	$10.10	$9.35	$7.97
Net investment income(a)	0.16	0.25	0.26	0.25	0.18	0.27
Net realized and unrealized gain (loss)	0.37	1.04	(1.99)	0.51	0.77	1.40
Net increase (decrease) from investment operations	0.53	1.29	(1.73)	0.76	0.95	1.67
Distributions from net investment income(b)	(0.18)	(0.29)	(0.25)	(0.32)	(0.20)	(0.29)
Net asset value, end of period	$9.91	$9.56	$8.56	$10.54	$10.10	$9.35
Total Return(c)
Based on net asset value	5.57%(d)	15.23%	(16.37)%	7.60%	10.72%	21.18%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.15%(h)	0.18%	0.12%	0.15%	0.16%	0.16%(i)
Total expenses after fees waived and/or reimbursed	0.15%(h)	0.16%	0.11%	0.15%	0.15%	0.16%
Net investment income	3.22%(h)	2.75%	2.90%	2.31%	2.08%	3.08%
Supplemental Data
Net assets, end of period (000)	$702,350	$686,406	$597,193	$545,767	$156,711	$264,845
Portfolio turnover rate of the Master Portfolio	4%	29%	28%	13%	23%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
8
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.56	$8.57	$10.55	$10.07	$9.32	$7.95
Net investment income(a)	0.14	0.23	0.24	0.23	0.17	0.25
Net realized and unrealized gain (loss)	0.38	1.02	(2.00)	0.51	0.76	1.39
Net increase (decrease) from investment operations	0.52	1.25	(1.76)	0.74	0.93	1.64
Distributions from net investment income(b)	(0.17)	(0.26)	(0.22)	(0.26)	(0.18)	(0.27)
Net asset value, end of period	$9.91	$9.56	$8.57	$10.55	$10.07	$9.32
Total Return(c)
Based on net asset value	5.43%(d)	14.80%	(16.61)%	7.37%	10.47%	20.80%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.42%(h)	0.43%	0.42%	0.40%	0.42%	0.41%(i)
Total expenses after fees waived and/or reimbursed	0.41%(h)	0.41%	0.41%	0.39%	0.41%	0.41%
Net investment income	2.95%(h)	2.57%	2.67%	2.14%	2.01%	2.84%
Supplemental Data
Net assets, end of period (000)	$52,433	$49,637	$52,026	$63,214	$383,705	$341,385
Portfolio turnover rate of the Master Portfolio	4%	29%	28%	13%	23%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.89	$8.85	$10.89	$10.42	$9.64	$8.21
Net investment income(a)	0.17	0.27	0.27	0.27	0.20	0.28
Net realized and unrealized gain (loss)	0.38	1.06	(2.06)	0.53	0.79	1.44
Net increase (decrease) from investment operations	0.55	1.33	(1.79)	0.80	0.99	1.72
Distributions from net investment income(b)	(0.18)	(0.29)	(0.25)	(0.33)	(0.21)	(0.29)
Net asset value, end of period	$10.26	$9.89	$8.85	$10.89	$10.42	$9.64
Total Return(c)
Based on net asset value	5.61%(d)	15.24%	(16.39)%	7.70%	10.76%	21.22%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.10%(h)	0.12%	0.10%	0.10%	0.12%	0.11%(i)
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.11%	0.10%	0.10%	0.11%	0.11%
Net investment income	3.30%(h)	2.83%	2.97%	2.43%	2.31%	3.15%
Supplemental Data
Net assets, end of period (000)	$1,114,324	$1,011,351	$852,211	$794,108	$665,801	$488,498
Portfolio turnover rate of the Master Portfolio	4%	29%	28%	13%	23%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
10
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2024, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the  Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2024, the class specific service fees borne directly by Investor A Shares were $62,836.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 700	$ 996	$ 2,577	$ 4,273
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 205,674	$ 19,770	$ 24,281	$ 249,725
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.16%
Investor A	0.41
Class K	0.11
The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.  During the six months ended June 30, 2024, the Administrator waived $1,199 pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed-class specific by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 819	$ 2,002	$ 558	$ 3,379
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
12
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
iShares MSCI Total International Index Fund	$ (144,509,888)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund
Institutional
Shares sold	4,730,412	$ 46,216,654	45,869,123	$ 413,465,184
Shares issued in reinvestment of distributions	1,323,625	13,127,214	2,104,178	19,149,985
Shares redeemed	(6,962,593)	(68,621,936)	(45,903,982)	(410,048,074)
	(908,556)	$ (9,278,068)	2,069,319	$ 22,567,095
Investor A
Shares sold	452,061	$ 4,430,139	793,803	$ 7,260,048
Shares issued in reinvestment of distributions	88,303	876,068	164,987	1,502,437
Shares redeemed	(440,080)	(4,288,039)	(1,841,182)	(16,625,108)
	100,284	$ 1,018,168	(882,392)	$ (7,862,623)
Class K
Shares sold	24,269,647	$ 245,781,714	35,098,970	$ 329,600,064
Shares issued in reinvestment of distributions	1,998,136	20,515,756	3,107,323	29,261,632
Shares redeemed	(19,878,061)	(201,846,528)	(32,229,185)	(303,538,498)
	6,389,722	$ 64,450,942	5,977,108	$ 55,323,198
	5,581,450	$ 56,191,042	7,164,035	$ 70,027,670
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
13

Schedule of Investments (unaudited)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.0%
Ampol Ltd.	14,063	$ 302,474
ANZ Group Holdings Ltd.	229,081	4,303,904
APA Group(a)	76,671	407,542
Aristocrat Leisure Ltd.	43,135	1,428,438
ASX Ltd.	15,181	605,734
Aurizon Holdings Ltd.	137,482	333,976
BHP Group Ltd., Class DI	380,095	10,863,856
BlueScope Steel Ltd.	28,378	385,221
Brambles Ltd.	96,208	928,400
CAR Group Ltd.	24,727	578,912
Cochlear Ltd.	5,244	1,157,560
Coles Group Ltd.	93,061	1,054,251
Commonwealth Bank of Australia	123,935	10,498,699
Computershare Ltd.	37,235	651,234
Dexus	79,034	340,944
Endeavour Group Ltd./Australia	115,390	386,941
Fortescue Ltd	121,863	1,734,896
Glencore PLC	769,368	4,377,911
Goodman Group	121,313	2,798,678
GPT Group	129,031	344,019
Insurance Australia Group Ltd.	176,361	836,047
Lottery Corp. Ltd.	155,513	524,148
Macquarie Group Ltd.	26,823	3,649,840
Medibank Pvt Ltd.	250,325	620,384
Mineral Resources Ltd.	13,255	474,206
Mirvac Group	235,746	293,310
National Australia Bank Ltd.	236,126	5,694,232
Northern Star Resources Ltd.	84,258	731,701
Orica Ltd.	41,369	491,293
Origin Energy Ltd.	129,582	937,521
Pilbara Minerals Ltd.(b)	234,454	477,065
Pro Medicus Ltd.(b)	5,381	511,046
Qantas Airways Ltd.(c)	53,113	206,701
QBE Insurance Group Ltd.	107,295	1,238,572
Ramsay Health Care Ltd.	18,164	573,476
REA Group Ltd.	3,131	408,829
Reece Ltd.	18,949	316,450
Rio Tinto Ltd.	27,832	2,204,623
Rio Tinto PLC	84,002	5,512,065
Santos Ltd.	222,708	1,129,892
Scentre Group	405,158	839,771
SEEK Ltd.	33,157	470,616
Seven Group Holdings Ltd.	14,861	371,260
Sonic Healthcare Ltd.	30,007	524,033
South32 Ltd.	337,592	819,030
Stockland	205,293	568,614
Suncorp Group Ltd.	95,389	1,103,078
Telstra Group Ltd.	301,359	727,546
Transurban Group(a)	253,088	2,087,361
Treasury Wine Estates Ltd.	53,683	444,192
Vicinity Ltd.	257,934	317,152
Washington H Soul Pattinson & Co. Ltd.	19,317	421,435
Wesfarmers Ltd.	85,194	3,689,025
Westpac Banking Corp.	262,587	4,754,701
WiseTech Global Ltd.	11,221	745,959
Woodside Energy Group Ltd.	139,624	2,629,258
Woolworths Group Ltd.	87,430	1,962,976
		92,790,998
Security	Shares	Value
Austria — 0.2%
Erste Group Bank AG	23,578	$ 1,116,069
Mondi PLC	35,244	676,521
OMV AG	12,927	561,901
Verbund AG	4,162	329,307
Voestalpine AG	8,881	240,096
		2,923,894
Belgium — 0.5%
Ageas SA/NV	11,973	546,289
Anheuser-Busch InBev SA	68,812	3,994,933
D’ieteren Group	2,071	438,537
Elia Group SA/NV	2,515	234,893
Groupe Bruxelles Lambert NV	6,898	491,148
KBC Group NV	17,925	1,263,040
Lotus Bakeries NV	27	278,458
Sofina SA	925	210,487
Syensqo SA	6,639	592,584
UCB SA	10,076	1,496,154
Umicore SA	13,889	209,012
Warehouses De Pauw CVA	14,567	393,435
		10,148,970
Brazil — 1.0%
Ambev SA	454,688	928,068
Atacadao SA(c)	57,685	93,079
B3 SA - Brasil Bolsa Balcao	376,554	689,775
Banco Bradesco SA	98,456	197,085
Banco BTG Pactual SA	88,794	490,979
Banco do Brasil SA	124,928	596,917
BB Seguridade Participacoes SA	53,016	312,305
BRF SA(c)	56,931	230,877
Caixa Seguridade Participacoes S/A	80,299	205,556
CCR SA	52,851	110,049
Centrais Eletricas Brasileiras SA	92,400	592,573
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	290,540
Cia Siderurgica Nacional SA	38,838	89,694
Cosan SA	110,276	267,104
CPFL Energia SA	19,091	111,778
Energisa SA	23,622	192,776
Eneva SA(c)	70,481	160,124
Engie Brasil Energia SA	25,356	200,894
Equatorial Energia SA	71,459	392,314
Equatorial Energia SA(c)	1,090	6,062
Hapvida Participacoes e Investimentos SA(c)(d)	332,416	227,751
Hypera SA	36,235	186,033
Klabin SA	55,512	212,908
Klabin SA, Preference Shares	—	—
Localiza Rent a Car SA	62,481	469,437
Lojas Renner SA	59,690	133,259
Natura & Co. Holding SA	71,592	199,020
Petroleo Brasileiro SA	278,959	2,015,056
PRIO SA/Brazil	59,039	462,165
Raia Drogasil SA	86,360	396,724
Rede D’Or Sao Luiz SA(d)	40,523	197,175
Rumo SA	94,600	350,640
Sendas Distribuidora S/A(c)	102,616	189,809
Suzano SA	56,599	577,218
Telefonica Brasil SA	36,056	292,442
TIM SA/Brazil	41,040	116,584
TOTVS SA	46,780	254,649
Ultrapar Participacoes SA	45,628	176,305
Vale SA	255,009	2,838,350
Vibra Energia SA	77,463	289,615
14
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
WEG SA	120,379	$ 908,533
Wheaton Precious Metals Corp.	32,629	1,710,813
Yara International ASA	11,135	320,888
		18,683,923
Canada — 7.5%
Agnico Eagle Mines Ltd.	36,517	2,388,466
Air Canada(c)	13,677	178,954
Alimentation Couche-Tard, Inc.	56,575	3,174,784
AltaGas Ltd.	16,709	377,527
ARC Resources Ltd.(b)	38,010	678,209
Bank of Montreal	54,732	4,594,039
Bank of Nova Scotia(b)	90,816	4,154,282
Barrick Gold Corp.(b)	132,403	2,208,572
BCE, Inc.(b)	4,874	157,865
Brookfield Asset Management Ltd., Class A	25,782	981,489
Brookfield Corp., Class A	98,571	4,099,770
CAE, Inc.(c)	23,225	431,378
Cameco Corp.	29,694	1,460,987
Canadian Apartment Properties REIT(b)	9,499	308,637
Canadian Imperial Bank of Commerce(b)	71,902	3,418,899
Canadian National Railway Co.	41,497	4,903,626
Canadian Natural Resources Ltd.	159,860	5,694,220
Canadian Pacific Kansas City Ltd.	68,504	5,394,994
Canadian Tire Corp. Ltd., Class A(b)	5,570	552,664
Canadian Utilities Ltd., Class A	7,661	165,478
CCL Industries, Inc., Class B	11,840	622,616
Cenovus Energy, Inc.	98,188	1,929,955
CGI, Inc.(c)	14,733	1,470,554
Constellation Software, Inc./Canada	1,593	4,590,048
Descartes Systems Group, Inc.(c)	5,669	549,268
Dollarama, Inc.	19,542	1,784,285
Element Fleet Management Corp.	24,611	447,767
Emera, Inc.	19,724	658,164
Empire Co. Ltd., Class A	13,709	350,429
Enbridge, Inc.	156,354	5,562,479
Fairfax Financial Holdings Ltd.	1,464	1,665,485
FirstService Corp.	3,925	597,336
Fortis, Inc./Canada(b)	34,671	1,347,507
Franco-Nevada Corp.	13,976	1,657,035
George Weston Ltd.	3,891	559,709
Gildan Activewear, Inc., Class A	13,731	520,815
Great-West Lifeco, Inc.	18,393	536,577
Hydro One Ltd.(d)	22,519	655,957
iA Financial Corp., Inc.	11,394	715,514
IGM Financial, Inc.(b)	15,696	433,345
Imperial Oil Ltd.	17,423	1,187,981
Intact Financial Corp.	13,156	2,192,683
Ivanhoe Mines Ltd., Class A(b)(c)	57,135	737,131
Keyera Corp.	14,274	395,338
Kinross Gold Corp.	89,851	748,074
Loblaw Cos. Ltd.	12,083	1,401,683
Magna International, Inc.(b)	19,911	834,543
Manulife Financial Corp.	133,430	3,553,127
MEG Energy Corp.(c)	19,708	421,661
Metro, Inc.	16,698	925,070
National Bank of Canada(b)	27,862	2,209,938
Northland Power, Inc.(b)	23,241	399,567
Nutrien Ltd.	40,159	2,044,570
Onex Corp.	4,171	283,605
Open Text Corp.(b)	20,676	620,862
Pan American Silver Corp.	24,338	483,718
Security	Shares	Value
Canada (continued)
Parkland Corp.	12,474	$ 349,679
Pembina Pipeline Corp.	44,224	1,640,883
Power Corp. of Canada(b)	39,983	1,111,183
Quebecor, Inc., Class B	9,595	202,484
RB Global, Inc.(b)	12,950	987,685
Restaurant Brands International, Inc.	21,069	1,484,633
RioCan Real Estate Investment Trust(b)	9,233	113,451
Rogers Communications, Inc., Class B	25,085	927,818
Royal Bank of Canada	106,690	11,358,794
Saputo, Inc.(b)	16,184	363,417
Shopify, Inc., Class A(c)	87,771	5,800,502
Stantec, Inc.	7,410	620,348
Sun Life Financial, Inc.	42,354	2,076,756
Suncor Energy, Inc.	92,567	3,528,650
TC Energy Corp.(b)	78,651	2,981,500
Teck Resources Ltd., Class B(c)	33,603	1,610,331
TELUS Corp.	41,150	622,942
TFI International, Inc.	5,665	822,554
Thomson Reuters Corp.	11,577	1,951,516
TMX Group Ltd.	19,820	551,694
Toromont Industries Ltd.	5,474	484,679
Toronto-Dominion Bank	132,094	7,261,042
Tourmaline Oil Corp.	22,500	1,020,522
West Fraser Timber Co. Ltd.	3,452	265,123
WSP Global, Inc.	8,924	1,389,627
		139,947,049
Chile — 0.2%
Antofagasta PLC	27,988	743,810
Banco de Chile	3,300,922	368,344
Banco de Credito e Inversiones SA	9,680	272,383
Banco Santander Chile	7,545,676	354,412
Cencosud SA	179,394	338,371
Cia Sud Americana de Vapores SA	1,681,449	106,778
Empresas CMPC SA	65,894	123,939
Empresas Copec SA	41,034	316,133
Enel Americas SA	1,282,819	119,414
Enel Chile SA	1,792,039	101,118
Falabella SA(c)	52,829	162,857
Latam Airlines Group SA	17,025,204	232,298
Lundin Mining Corp.	48,972	545,187
		3,785,044
China — 7.8%
360 Security Technology, Inc., Class A	73,500	77,037
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	26,396
AAC Technologies Holdings, Inc.	49,000	191,720
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	104,186
AECC Aviation Power Co. Ltd., Class A	7,600	38,013
Agricultural Bank of China Ltd., Class A	766,600	457,889
Agricultural Bank of China Ltd., Class H	1,827,000	779,830
Aier Eye Hospital Group Co. Ltd., Class A	27,670	39,066
Air China Ltd., Class A(c)	20,298	20,508
Airtac International Group	8,371	254,079
Akeso, Inc.(c)(d)	66,000	318,163
Alibaba Group Holding Ltd.	1,163,352	10,485,103
Alibaba Health Information Technology Ltd.(b)(c)	556,000	221,980
Aluminum Corp. of China Ltd., Class A	100,100	104,442
Aluminum Corp. of China Ltd., Class H	194,000	132,134
Angel Yeast Co. Ltd., Class A	6,000	22,912
Anhui Conch Cement Co. Ltd., Class A	17,700	57,148
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Anhui Conch Cement Co. Ltd., Class H	89,500	$ 212,894
Anhui Gujing Distillery Co. Ltd., Class A	1,500	43,298
Anhui Gujing Distillery Co. Ltd., Class B	8,500	126,260
ANTA Sports Products Ltd.	91,200	872,236
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	25,212
Autohome, Inc., ADR(b)	3,727	102,306
AviChina Industry & Technology Co. Ltd., Class H	116,000	52,067
Baidu, Inc., Class A(c)	166,252	1,799,852
Bank of Beijing Co. Ltd., Class A	100,100	79,993
Bank of Chengdu Co. Ltd., Class A	6,800	14,143
Bank of China Ltd., Class A	352,000	222,664
Bank of China Ltd., Class H	5,447,000	2,684,318
Bank of Communications Co. Ltd., Class A	134,200	137,251
Bank of Communications Co. Ltd., Class H	782,700	613,543
Bank of Jiangsu Co. Ltd., Class A	54,240	55,168
Bank of Nanjing Co. Ltd., Class A	57,500	81,776
Bank of Ningbo Co. Ltd., Class A	28,160	84,890
Bank of Shanghai Co. Ltd., Class A	76,510	76,035
Baoshan Iron & Steel Co. Ltd., Class A	75,798	68,965
BeiGene Ltd.(c)	52,069	568,453
Beijing Enterprises Holdings Ltd.	67,500	226,461
Beijing Enterprises Water Group Ltd.	232,000	71,254
Beijing Kingsoft Office Software, Inc., Class A	3,403	105,507
Beijing Tongrentang Co. Ltd., Class A	5,500	28,755
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,699	60,453
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	181,344
Bilibili, Inc., Class Z(c)	17,519	272,357
BOC Aviation Ltd.(d)	12,300	87,859
BOC Hong Kong Holdings Ltd.	242,500	748,281
BOE Technology Group Co. Ltd., Class A	158,600	88,766
Bosideng International Holdings Ltd.	234,000	145,644
Brilliance China Automotive Holdings Ltd.	174,000	182,466
BYD Co. Ltd., Class A	13,000	444,733
BYD Co. Ltd., Class H	74,000	2,197,714
BYD Electronic International Co. Ltd.	62,500	311,049
C&D International Investment Group Ltd.(b)	63,000	116,976
Cambricon Technologies Corp. Ltd., Class A(c)	5,761	155,153
CGN Power Co. Ltd., Class A	404,900	256,719
CGN Power Co. Ltd., Class H(d)	675,000	296,756
Changchun High & New Technology Industry Group, Inc., Class A	2,200	27,604
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	27,523
China CITIC Bank Corp. Ltd., Class H	547,000	350,461
China Coal Energy Co. Ltd., Class H	194,000	226,587
China Communications Services Corp. Ltd., Class H	138,000	74,347
China Construction Bank Corp., Class H	7,267,000	5,371,924
China CSSC Holdings Ltd., Class A	30,600	170,381
China Energy Engineering Corp. Ltd., Class A	1,071,400	310,868
China Everbright Bank Co. Ltd., Class A	318,300	125,498
China Feihe Ltd.(d)	213,000	98,261
China Galaxy Securities Co. Ltd., Class A	57,500	85,309
China Galaxy Securities Co. Ltd., Class H	413,500	215,967
China Gas Holdings Ltd.	181,000	162,171
China Hongqiao Group Ltd.	251,000	378,785
China International Capital Corp. Ltd., Class A	25,600	103,619
China International Capital Corp. Ltd., Class H(d)	80,800	89,553
China Life Insurance Co. Ltd., Class A	34,700	147,203
China Life Insurance Co. Ltd., Class H	474,000	668,840
China Literature Ltd.(c)(d)	21,400	68,743
China Longyuan Power Group Corp. Ltd., Class H	323,000	289,955
China Mengniu Dairy Co. Ltd.	242,000	433,087
Security	Shares	Value
China (continued)
China Merchants Bank Co. Ltd., Class A	120,100	$ 561,807
China Merchants Bank Co. Ltd., Class H	274,078	1,245,449
China Merchants Energy Shipping Co. Ltd., Class A	133,700	154,754
China Merchants Port Holdings Co. Ltd.	65,720	97,655
China Merchants Securities Co. Ltd., Class A	26,300	50,018
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	39,610
China Minsheng Banking Corp. Ltd., Class A	159,000	82,522
China Minsheng Banking Corp. Ltd., Class H	361,180	124,814
China National Building Material Co. Ltd., Class H	228,000	81,448
China National Nuclear Power Co. Ltd., Class A	127,500	186,089
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	18,116
China Oilfield Services Ltd., Class H	182,000	174,505
China Overseas Land & Investment Ltd.	245,500	424,953
China Pacific Insurance Group Co. Ltd., Class A	27,600	105,023
China Pacific Insurance Group Co. Ltd., Class H	220,000	535,371
China Petroleum & Chemical Corp., Class A	186,500	161,302
China Petroleum & Chemical Corp., Class H	2,362,400	1,527,810
China Power International Development Ltd.(b)	424,000	220,084
China Railway Group Ltd., Class A	122,200	108,950
China Railway Group Ltd., Class H	230,000	126,880
China Resources Beer Holdings Co. Ltd.	130,000	437,310
China Resources Gas Group Ltd.	98,200	343,796
China Resources Land Ltd.	207,111	705,489
China Resources Mixc Lifestyle Services Ltd.(b)(d)	55,000	182,015
China Resources Pharmaceutical Group Ltd.(d)	170,000	125,658
China Resources Power Holdings Co. Ltd.	120,000	367,663
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,970	128,110
China Ruyi Holdings Ltd.(c)	596,000	159,872
China Shenhua Energy Co. Ltd., Class A	31,800	193,182
China Shenhua Energy Co. Ltd., Class H	260,000	1,198,413
China Southern Airlines Co. Ltd., Class A(c)	136,100	109,698
China State Construction Engineering Corp. Ltd., Class A	145,500	105,786
China State Construction International Holdings Ltd.	188,000	255,610
China Taiping Insurance Holdings Co. Ltd.	72,672	74,084
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	69,695
China Tourism Group Duty Free Corp. Ltd., Class A	7,000	59,710
China Tourism Group Duty Free Corp. Ltd., Class H(b)(d)	5,500	33,606
China Tower Corp. Ltd., Class H(d)	2,650,000	342,516
China United Network Communications Ltd., Class A	225,300	144,686
China Vanke Co. Ltd., Class A	62,901	59,527
China Vanke Co. Ltd., Class H(b)	86,200	51,307
China Yangtze Power Co. Ltd., Class A	143,800	569,653
China Zheshang Bank Co. Ltd., Class A	257,920	97,427
Chongqing Changan Automobile Co. Ltd., Class A	55,510	101,791
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	101,366
Chow Tai Fook Jewellery Group Ltd.(b)	165,800	179,495
CITIC Ltd.	500,000	454,393
CITIC Securities Co. Ltd., Class A	96,215	239,386
CITIC Securities Co. Ltd., Class H	173,450	254,222
CMOC Group Ltd., Class A	169,700	197,014
CMOC Group Ltd., Class H	213,000	194,377
Contemporary Amperex Technology Co. Ltd., Class A	21,600	532,546
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	26,514
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	170,000	220,532
16
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	$ 149,379
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	313,039
Country Garden Holdings Co. Ltd.(b)(c)(e)	447,270	25,001
CRRC Corp. Ltd., Class A	246,400	253,136
CRRC Corp. Ltd., Class H	309,000	199,299
CSC Financial Co. Ltd., Class A	17,500	46,031
CSPC Pharmaceutical Group Ltd.	664,400	529,121
Daqin Railway Co. Ltd., Class A	53,300	52,275
East Money Information Co. Ltd., Class A	86,250	124,475
Ecovacs Robotics Co. Ltd., Class A	1,800	11,603
ENN Energy Holdings Ltd.	65,300	537,897
Eve Energy Co. Ltd., Class A	4,600	25,138
Everbright Securities Co. Ltd., Class A	28,900	57,738
Far East Horizon Ltd.(b)	141,000	91,724
Flat Glass Group Co. Ltd., Class A	18,000	49,479
Flat Glass Group Co. Ltd., Class H	16,000	23,477
Focus Media Information Technology Co. Ltd., Class A	37,300	30,913
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	134,655
Fosun International Ltd.	131,500	70,581
Founder Securities Co. Ltd., Class A	33,200	35,055
Foxconn Industrial Internet Co. Ltd., Class A	53,400	197,606
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	85,297
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	224,762
Ganfeng Lithium Group Co. Ltd., Class A	10,780	42,221
Ganfeng Lithium Group Co. Ltd., Class H(b)(d)	29,040	56,421
GCL Technology Holdings Ltd.	2,490,000	368,829
GD Power Development Co. Ltd., Class A	235,600	193,310
Geely Automobile Holdings Ltd.	403,000	453,132
Genscript Biotech Corp.(b)(c)	68,000	72,127
GF Securities Co. Ltd., Class A	12,900	21,473
GF Securities Co. Ltd., Class H	93,600	77,434
Giant Biogene Holding Co. Ltd.(d)	35,000	204,765
GigaDevice Semiconductor, Inc., Class A(c)	980	12,777
Ginlong Technologies Co. Ltd., Class A	4,800	27,322
GoerTek, Inc., Class A	17,700	47,182
Goldwind Science & Technology Co. Ltd., Class A	64,400	59,161
Gotion High-tech Co. Ltd., Class A	16,100	42,175
Great Wall Motor Co. Ltd., Class A	13,605	47,078
Great Wall Motor Co. Ltd., Class H	156,000	240,008
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	48,866
Guangdong Haid Group Co. Ltd., Class A	10,700	68,919
Guangdong Investment Ltd.	164,000	95,810
Guangzhou Automobile Group Co. Ltd., Class A	19,900	21,066
Guangzhou Automobile Group Co. Ltd., Class H	176,400	62,212
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	22,992
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	17,298
Guosen Securities Co. Ltd., Class A	25,900	30,768
Guotai Junan Securities Co. Ltd., Class A	55,544	102,868
H World Group Ltd., ADR(b)	17,158	571,705
Haidilao International Holding Ltd.(d)	162,000	290,983
Haier Smart Home Co. Ltd., Class A	41,800	162,039
Haier Smart Home Co. Ltd., Class H	151,400	504,593
Haitian International Holdings Ltd.	51,000	144,332
Haitong Securities Co. Ltd., Class A	45,000	52,628
Haitong Securities Co. Ltd., Class H	173,200	80,326
Hangzhou First Applied Material Co. Ltd., Class A	30,458	61,205
Hangzhou Silan Microelectronics Co. Ltd., Class A(c)	15,700	37,537
Hansoh Pharmaceutical Group Co. Ltd.(d)	136,000	284,756
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	48,189
Security	Shares	Value
China (continued)
Hengan International Group Co. Ltd.	39,000	$ 118,772
Hengli Petrochemical Co. Ltd., Class A	26,600	50,764
Hisense Home Appliances Group Co. Ltd., Class H	37,000	121,549
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	65,103
Horizon Construction Development Ltd.(b)(c)	26,110	5,015
Hoshine Silicon Industry Co. Ltd., Class A	3,800	24,288
Hua Hong Semiconductor Ltd.(d)	32,000	90,097
Huadian Power International Corp. Ltd., Class A	158,200	150,397
Huadong Medicine Co. Ltd., Class A	2,500	9,511
Huaibei Mining Holdings Co. Ltd., Class A	1,400	3,210
Hualan Biological Engineering, Inc., Class A	10,800	23,336
Huaneng Power International, Inc., Class A(c)	97,400	128,204
Huaneng Power International, Inc., Class H(c)	438,000	323,698
Huatai Securities Co. Ltd., Class A	31,600	53,489
Huatai Securities Co. Ltd., Class H(d)	84,000	92,593
Huaxia Bank Co. Ltd., Class A	132,899	116,440
Huayu Automotive Systems Co. Ltd., Class A	8,300	18,606
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	83,328
Hunan Valin Steel Co. Ltd., Class A	25,800	15,640
Hundsun Technologies, Inc., Class A	22,200	53,500
Hygeia Healthcare Holdings Co. Ltd.(d)	21,600	77,795
Hygon Information Technology Co. Ltd., Class A	17,520	167,519
IEIT Systems Co. Ltd., Class A	33,500	165,688
Iflytek Co. Ltd., Class A	8,600	50,386
Imeik Technology Development Co. Ltd., Class A	1,960	46,163
Industrial & Commercial Bank of China Ltd., Class A	376,600	293,914
Industrial & Commercial Bank of China Ltd., Class H	4,645,000	2,760,890
Industrial Bank Co. Ltd., Class A	73,700	177,733
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(c)	191,700	36,713
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	68,575
Inner Mongolia Yitai Coal Co. Ltd., Class B	115,200	206,899
Innovent Biologics, Inc.(c)(d)	95,500	449,534
iQIYI, Inc., ADR(b)(c)	40,925	150,195
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	73,368
JA Solar Technology Co. Ltd., Class A	18,424	28,213
JD Health International, Inc.(c)(d)	69,600	188,724
JD Logistics, Inc.(c)(d)	116,400	124,529
JD.com, Inc., Class A	174,296	2,263,628
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	47,440
Jiangsu Expressway Co. Ltd., Class H	158,000	168,545
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	42,086
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	204,705
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	57,430
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	97,441
Jiangxi Copper Co. Ltd., Class H	68,000	135,351
Jinko Solar Co. Ltd., Class A	92,005	89,303
Kanzhun Ltd., ADR	17,616	331,357
KE Holdings, Inc., ADR(b)	43,487	615,341
Kingdee International Software Group Co. Ltd.(c)	242,000	226,294
Kingsoft Corp. Ltd.	94,000	270,755
Kuaishou Technology(c)(d)	165,800	973,222
Kunlun Energy Co. Ltd.	268,000	277,292
Kunlun Tech Co. Ltd., Class A	21,600	95,071
Kweichow Moutai Co. Ltd., Class A	5,416	1,086,092
Lenovo Group Ltd.	570,000	799,936
Lens Technology Co. Ltd., Class A	12,300	30,672
Li Auto, Inc., Class A(c)	108,246	969,395
Li Ning Co. Ltd.	183,500	395,431
Lingyi iTech Guangdong Co., Class A	7,000	6,810
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Longfor Group Holdings Ltd.(d)	91,500	$ 125,005
LONGi Green Energy Technology Co. Ltd., Class A	27,216	52,178
Luxshare Precision Industry Co. Ltd., Class A	53,629	287,913
Luzhou Laojiao Co. Ltd., Class A	16,900	331,481
Mango Excellent Media Co. Ltd., Class A	11,800	33,685
Maxscend Microelectronics Co. Ltd., Class A	3,744	39,741
Meituan, Class B(c)(d)	372,530	5,295,245
Metallurgical Corp. of China Ltd., Class A	138,300	58,682
Midea Group Co. Ltd., Class A	24,300	214,424
MINISO Group Holding Ltd.	34,528	164,427
Montage Technology Co. Ltd., Class A	11,000	85,639
Muyuan Foods Co. Ltd., Class A	19,046	113,637
NARI Technology Co. Ltd., Class A	26,265	89,609
NAURA Technology Group Co. Ltd., Class A	4,500	196,449
NetEase, Inc.	144,625	2,761,748
New China Life Insurance Co. Ltd., Class A	7,700	31,545
New China Life Insurance Co. Ltd., Class H	66,500	126,510
New Hope Liuhe Co. Ltd., Class A(c)	12,700	15,884
New Oriental Education & Technology Group, Inc.(c)	103,920	798,741
Ninestar Corp., Class A(c)	18,700	67,454
Ningbo Tuopu Group Co. Ltd., Class A	1,300	9,496
Ningxia Baofeng Energy Group Co. Ltd., Class A	70,800	167,870
NIO, Inc., ADR(b)(c)	91,734	381,613
Nongfu Spring Co. Ltd., Class H(d)	209,600	995,575
Orient Securities Co. Ltd./China, Class A	34,368	35,712
PDD Holdings, Inc., ADR(b)(c)	43,545	5,789,308
People’s Insurance Co. Group of China Ltd., Class H	496,000	169,951
PetroChina Co. Ltd., Class H	1,462,000	1,476,262
PICC Property & Casualty Co. Ltd., Class H	520,298	645,044
Ping An Bank Co. Ltd., Class A	69,600	96,620
Ping An Insurance Group Co. of China Ltd., Class A	88,700	501,199
Ping An Insurance Group Co. of China Ltd., Class H	459,500	2,081,800
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	51,516
Pop Mart International Group Ltd.(d)	41,400	201,916
Postal Savings Bank of China Co. Ltd., Class A	132,700	92,102
Postal Savings Bank of China Co. Ltd., Class H(b)(d)	471,000	275,774
Power Construction Corp. of China Ltd., Class A	63,300	48,404
Prosus NV	108,837	3,870,078
Qifu Technology, Inc., ADR	15,516	306,131
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	33,700	80,401
Rongsheng Petrochemical Co. Ltd., Class A	35,850	47,382
SAIC Motor Corp. Ltd., Class A	30,300	57,469
Sanan Optoelectronics Co. Ltd., Class A	74,900	120,003
Sangfor Technologies, Inc., Class A	3,500	24,159
Sany Heavy Industry Co. Ltd., Class A	32,700	73,819
SDIC Power Holdings Co. Ltd., Class A	97,527	243,671
Seres Group Co. Ltd., Class A(c)	5,600	69,638
SF Holding Co. Ltd., Class A	15,900	77,585
SG Micro Corp., Class A	4,875	55,123
Shaanxi Coal Industry Co. Ltd., Class A	35,600	125,596
Shandong Gold Mining Co. Ltd., Class A	29,204	109,016
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	148,993
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	15,677
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	31,344
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	71,646
Shanghai Baosight Software Co. Ltd., Class A	32,095	140,074
Shanghai Baosight Software Co. Ltd., Class B	89,482	144,656
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	31,992
Security	Shares	Value
China (continued)
Shanghai International Airport Co. Ltd., Class A(c)	11,200	$ 49,419
Shanghai M&G Stationery, Inc., Class A	3,500	14,966
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	93,086
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	106,948
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	26,323
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	137,248
Shanxi Coal International Energy Group Co. Ltd., Class A	1,000	2,003
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	98,151
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	161,364
Shengyi Technology Co. Ltd., Class A	17,700	50,827
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	75,408
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	68,434
Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	16,061
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	171,226
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	89,215
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	92,146
Shenzhou International Group Holdings Ltd.	65,400	638,852
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	27,500	57,707
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	42,891
Silergy Corp.	25,000	354,608
Sinopharm Group Co. Ltd., Class H	79,600	211,696
Sinotruk Hong Kong Ltd.	34,500	89,557
SITC International Holdings Co. Ltd.	78,000	211,504
Smoore International Holdings Ltd.(b)(d)	96,000	116,183
Sungrow Power Supply Co. Ltd., Class A	16,100	136,613
Sunny Optical Technology Group Co. Ltd.	47,800	293,936
Sunwoda Electronic Co. Ltd., Class A	15,800	32,757
Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	49,716
Suzhou TFC Optical Communication Co. Ltd., Class A	12,460	149,666
TAL Education Group, ADR(c)	36,855	393,243
TBEA Co. Ltd., Class A	47,450	90,018
TCL Technology Group Corp., Class A	86,020	50,804
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	26,768
Tencent Holdings Ltd.	490,200	23,255,249
Tencent Music Entertainment Group, ADR(b)	55,715	782,796
Thunder Software Technology Co. Ltd., Class A	6,000	37,359
Tianqi Lithium Corp., Class A	5,600	22,885
Tingyi Cayman Islands Holding Corp.	118,000	142,147
Tongcheng Travel Holdings Ltd.	66,400	131,689
Tongwei Co. Ltd., Class A	28,200	73,708
Topsports International Holdings Ltd.(d)	81,000	43,011
TravelSky Technology Ltd., Class H	59,000	68,985
Trina Solar Co. Ltd., Class A	13,277	30,683
Trip.com Group Ltd.(c)	46,822	2,215,891
Tsingtao Brewery Co. Ltd., Class H	42,000	279,356
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	49,228
Unisplendour Corp. Ltd., Class A	20,160	61,336
Vipshop Holdings Ltd., ADR	23,920	311,438
Walvax Biotechnology Co. Ltd., Class A	8,600	13,384
Wanhua Chemical Group Co. Ltd., Class A	14,700	162,504
Want Want China Holdings Ltd.	320,000	193,417
Weichai Power Co. Ltd., Class A	33,300	74,052
Weichai Power Co. Ltd., Class H	115,800	220,467
18
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Wens Foodstuffs Group Co. Ltd., Class A	20,160	$ 54,733
Wharf Holdings Ltd.	73,000	205,121
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	75,208
Wilmar International Ltd.	143,800	327,902
Wingtech Technology Co. Ltd., Class A(c)	4,238	16,345
Wuchan Zhongda Group Co. Ltd., Class A	25,699	15,263
Wuliangye Yibin Co. Ltd., Class A	20,800	363,925
WuXi AppTec Co. Ltd., Class A	22,936	123,027
WuXi AppTec Co. Ltd., Class H(d)	17,841	66,718
Wuxi Biologics Cayman, Inc.(c)(d)	262,000	385,581
Xiaomi Corp., Class B(c)(d)	1,148,000	2,413,331
Xinyi Solar Holdings Ltd.	582,000	292,280
XPeng, Inc., Class A(c)	110,634	408,046
Yadea Group Holdings Ltd.(d)	68,000	85,550
Yankuang Energy Group Co. Ltd., Class A	43,350	134,875
Yankuang Energy Group Co. Ltd., Class H	198,900	283,702
Yealink Network Technology Corp. Ltd., Class A	4,700	23,628
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	45,273
Yonyou Network Technology Co. Ltd., Class A(c)	7,800	10,657
Yum China Holdings, Inc.(b)	29,526	910,582
Yunnan Baiyao Group Co. Ltd., Class A	12,460	87,274
Yunnan Energy New Material Co. Ltd., Class A	2,300	9,964
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	45,362
Zhaojin Mining Industry Co. Ltd., Class H	163,000	272,910
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	23,215
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	112,515
Zhejiang Expressway Co. Ltd., Class H	74,520	50,151
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	11,392
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	55,833
Zhejiang Leapmotor Technology Co. Ltd., Class H(c)(d)	35,000	119,792
Zhejiang NHU Co. Ltd., Class A	11,060	29,063
Zheshang Securities Co. Ltd., Class A	44,700	65,500
Zhongji Innolight Co. Ltd., Class A	3,920	73,200
Zhongsheng Group Holdings Ltd.	101,500	148,269
Zhongtai Securities Co. Ltd., Class A	42,200	32,725
Zhuzhou CRRC Times Electric Co. Ltd., Class A	1,831	12,371
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	111,909
Zijin Mining Group Co. Ltd., Class A	87,700	210,081
Zijin Mining Group Co. Ltd., Class H	400,000	842,803
ZTE Corp., Class H(c)	14,400	31,721
ZTO Express Cayman, Inc., ADR(b)	33,432	693,714
		146,145,687
Colombia — 0.0%
Bancolombia SA	18,186	154,662
Interconexion Electrica SA ESP	24,518	107,504
		262,166
Czech Republic — 0.0%
CEZ A/S	10,279	386,703
Komercni Banka A/S	14,707	491,325
Moneta Money Bank A/S(d)	25,594	111,535
		989,563
Denmark — 2.6%
AP Moller - Maersk A/S, Class A	185	313,911
AP Moller - Maersk A/S, Class B	360	624,365
Carlsberg A/S, Class B	7,148	858,146
Coloplast A/S, Class B	9,867	1,186,143
Danske Bank A/S	49,532	1,477,342
Demant A/S(c)	6,675	289,098
Security	Shares	Value
Denmark (continued)
DSV A/S	12,765	$ 1,959,403
Genmab A/S(c)	4,528	1,134,686
Novo Nordisk A/S, Class B	241,742	34,589,594
Novonesis (Novozymes) B, Class B	26,942	1,646,005
Orsted A/S(c)(d)	13,110	696,422
Pandora A/S	6,154	926,257
ROCKWOOL A/S, B Shares	769	311,736
Tryg A/S	27,548	601,886
Vestas Wind Systems A/S(c)	76,662	1,777,636
		48,392,630
Egypt — 0.0%
Commercial International Bank - Egypt	101,009	162,775
Finland — 0.7%
Elisa OYJ	12,481	571,416
Fortum OYJ	39,931	584,571
Kesko OYJ, Class B	19,320	339,878
Kone OYJ, Class B	23,937	1,186,828
Metso OYJ	40,770	433,319
Neste OYJ	29,728	530,481
Nokia OYJ	375,535	1,429,311
Nordea Bank Abp	246,828	2,942,441
Orion OYJ, Class B	8,311	354,460
Sampo OYJ, A Shares	36,531	1,575,372
Stora Enso OYJ, Class R	45,310	618,730
UPM-Kymmene OYJ	37,730	1,325,174
Wartsila OYJ Abp	39,725	770,120
		12,662,101
France — 6.2%
Accor SA	12,383	506,700
Aeroports de Paris	1,891	230,326
Air Liquide SA	42,609	7,353,780
Airbus SE	45,000	6,176,099
Alstom SA	23,982	404,452
Amundi SA(d)	4,353	281,539
Arkema SA	4,993	435,107
AXA SA	136,077	4,459,412
BioMerieux	3,810	362,289
BNP Paribas SA	78,723	5,034,500
Bollore SE	66,021	387,604
Bouygues SA	12,410	398,912
Bureau Veritas SA	28,784	799,881
Capgemini SE	11,308	2,246,192
Carrefour SA	37,606	532,887
Cie de Saint-Gobain SA	34,829	2,708,795
Cie Generale des Etablissements Michelin SCA	47,437	1,833,492
Covivio SA/France	5,788	276,772
Credit Agricole SA	75,961	1,037,218
Danone SA	45,655	2,796,359
Dassault Aviation SA	1,421	257,325
Dassault Systemes SE	50,717	1,907,009
Edenred SE	17,755	753,022
Eiffage SA	4,993	458,889
Engie SA	125,245	1,793,553
EssilorLuxottica SA	21,138	4,542,208
Eurazeo SE	3,446	274,779
Gecina SA	2,570	237,240
Getlink SE	26,306	435,559
Hermes International SCA	2,326	5,372,189
Ipsen SA	2,349	288,595
Kering SA	5,566	2,024,604
Klepierre SA	18,303	488,653
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
La Francaise des Jeux SAEM, Class A(d)	6,066	$ 206,608
Legrand SA	19,967	1,981,829
L’Oreal SA	18,257	8,036,103
LVMH Moet Hennessy Louis Vuitton SE	20,309	15,593,063
Orange SA	129,380	1,297,746
Pernod Ricard SA	16,794	2,291,367
Publicis Groupe SA	16,154	1,715,862
Remy Cointreau SA	1,537	129,144
Renault SA	16,077	824,505
Rexel SA	18,153	469,592
Safran SA	25,279	5,327,764
Sartorius Stedim Biotech	2,055	339,612
SEB SA	2,025	207,834
Societe Generale SA	52,171	1,226,597
Sodexo SA	5,562	501,031
Teleperformance SE	4,270	451,120
Thales SA	7,367	1,178,486
TotalEnergies SE	158,949	10,642,229
Unibail-Rodamco-Westfield	8,442	667,146
Veolia Environnement SA	46,788	1,401,434
Vinci SA	37,484	3,950,977
Vivendi SE	61,586	643,673
		116,179,663
Germany — 5.4%
adidas AG, Class N	11,683	2,789,510
Allianz SE, Registered Shares	28,733	7,980,045
BASF SE	66,659	3,222,466
Bayer AG, Class N, Registered Shares	70,135	1,976,967
Bayerische Motoren Werke AG	22,278	2,107,308
Bechtle AG	4,686	220,424
Beiersdorf AG	7,169	1,049,298
Brenntag SE, Class N	10,268	692,679
Carl Zeiss Meditec AG	4,199	295,206
Commerzbank AG	80,487	1,220,846
Continental AG	8,828	499,993
Covestro AG(c)(d)	14,481	848,831
CTS Eventim AG & Co. KGaA	5,451	453,793
Daimler Truck Holding AG	37,250	1,485,647
Deutsche Bank AG, Class N, Registered Shares	150,376	2,403,393
Deutsche Boerse AG, Class N	14,760	3,016,895
Deutsche Lufthansa AG, Registered Shares	50,408	309,187
Deutsche Post AG, Class N, Registered Shares	73,761	2,995,207
Deutsche Telekom AG, Class N, Registered Shares	243,395	6,117,857
E.ON SE, Class N	153,954	2,023,369
Evonik Industries AG	19,556	399,036
Fresenius Medical Care AG	13,963	533,621
Fresenius SE & Co. KGaA(c)	34,990	1,045,301
GEA Group AG	13,455	559,371
Hannover Rueck SE, Class N	4,462	1,129,503
Heidelberg Materials AG	9,223	953,419
Henkel AG & Co. KGaA	6,859	539,646
Infineon Technologies AG, Class N	97,168	3,566,095
Knorr-Bremse AG	4,878	372,849
LEG Immobilien SE	6,069	495,814
Mercedes-Benz Group AG, Class N	59,240	4,100,089
Merck KGaA	10,132	1,675,584
MTU Aero Engines AG, Class N	3,908	996,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	10,020	5,009,552
Nemetschek SE	4,384	427,996
Security	Shares	Value
Germany (continued)
Puma SE	10,852	$ 498,433
Rational AG	429	355,693
Rheinmetall AG	3,319	1,691,415
RWE AG	48,564	1,666,005
SAP SE	77,610	15,589,953
Scout24 SE(d)	4,929	376,594
Siemens AG, Class N, Registered Shares	57,560	10,713,385
Siemens Energy AG(c)	42,730	1,114,167
Siemens Healthineers AG(d)	20,672	1,190,481
Symrise AG	9,294	1,137,187
Talanx AG(c)	3,456	275,408
Volkswagen AG	1,951	233,776
Vonovia SE	52,449	1,492,615
Zalando SE(c)(d)	20,545	482,286
		100,330,552
Greece — 0.1%
Alpha Services and Holdings SA, Class R(c)	210,261	342,243
Eurobank Ergasias Services & Holdings SA, Class R(c)	193,068	418,666
FF Group, Class R(c)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	183,553
JUMBO SA, Class R	6,337	182,424
Motor Oil Hellas Corinth Refineries SA, Class R	6,293	157,974
Mytilineos SA, Class R	11,324	422,748
National Bank of Greece SA(c)	57,398	478,486
OPAP SA, Class R	11,603	181,920
Piraeus Financial Holdings SA(c)	75,432	274,500
Public Power Corp. SA, Class R(c)	12,105	145,597
		2,788,111
Hong Kong — 1.1%
AIA Group Ltd.	829,600	5,612,864
China Common Rich Renewable Energy Investments Ltd.(c)(e)	11,997	—
CK Asset Holdings Ltd.	154,508	578,797
CK Infrastructure Holdings Ltd.	41,500	234,363
CLP Holdings Ltd.	114,500	926,089
Futu Holdings Ltd., ADR(c)	4,810	315,560
Hang Seng Bank Ltd.	58,800	755,953
Henderson Land Development Co. Ltd.	97,800	262,219
HKT Trust & HKT Ltd., Class SS(a)	222,900	250,015
Hong Kong & China Gas Co. Ltd.	693,176	526,773
Hong Kong Exchanges & Clearing Ltd.	85,394	2,732,875
Hongkong Land Holdings Ltd.	77,800	250,654
Jardine Matheson Holdings Ltd.	12,800	451,833
Link REIT(b)	221,940	861,874
MTR Corp. Ltd.	92,500	291,970
Orient Overseas International Ltd.	10,000	162,502
Power Assets Holdings Ltd.	106,500	575,576
Prudential PLC	209,737	1,901,688
Sino Biopharmaceutical Ltd.	643,750	220,173
Sino Land Co. Ltd.	240,800	247,807
Sun Hung Kai Properties Ltd.	108,500	940,102
Swire Pacific Ltd., Class A	45,000	397,287
Swire Properties Ltd.	79,200	126,178
Techtronic Industries Co., Ltd.	96,000	1,094,390
WH Group Ltd.(d)	531,000	349,507
Wharf Real Estate Investment Co. Ltd.	142,000	376,362
		20,443,411
20
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	54,446	$ 424,870
OTP Bank Nyrt	16,006	793,939
Richter Gedeon Nyrt	11,885	308,720
		1,527,529
India — 5.7%
ABB India Ltd.	3,740	380,641
Adani Enterprises Ltd.	11,316	430,580
Adani Green Energy Ltd.(c)	21,519	460,285
Adani Ports & Special Economic Zone Ltd.	36,650	648,770
Adani Power Ltd.(c)	53,423	459,308
Ambuja Cements Ltd.	50,659	406,274
APL Apollo Tubes Ltd.	11,490	213,984
Apollo Hospitals Enterprise Ltd.	9,169	678,910
Ashok Leyland Ltd.	97,951	283,759
Asian Paints Ltd.	27,524	960,994
Astral Ltd.	8,065	229,922
AU Small Finance Bank Ltd.(d)	16,688	134,388
Aurobindo Pharma Ltd.	26,805	387,753
Avenue Supermarts Ltd.(c)(d)	10,792	610,427
Axis Bank Ltd.	156,279	2,368,378
Bajaj Auto Ltd.	5,942	676,926
Bajaj Finance Ltd.	21,551	1,836,641
Bajaj Finserv Ltd.	33,083	629,233
Bajaj Holdings & Investment Ltd.	2,040	208,625
Balkrishna Industries Ltd.	5,542	214,173
Bandhan Bank Ltd.(d)	45,342	110,718
Bank of Baroda	88,968	293,234
Bharat Electronics Ltd.	265,878	973,020
Bharat Forge Ltd.	25,968	519,865
Bharat Heavy Electricals Ltd.	31,840	114,610
Bharat Petroleum Corp. Ltd.	106,654	388,032
Bharti Airtel Ltd.	166,735	2,884,754
Bosch Ltd., Class A	545	222,658
Britannia Industries Ltd.(c)	7,972	522,843
Canara Bank	134,087	191,676
CG Power & Industrial Solutions Ltd.	37,552	316,962
Cholamandalam Investment and Finance Co. Ltd.	37,621	641,076
Cipla Ltd.	34,393	609,609
Coal India Ltd.	123,634	700,459
Colgate-Palmolive India Ltd.	10,402	354,237
Container Corp. Of India Ltd.	13,131	163,823
Cummins India Ltd.	9,248	439,137
Dabur India Ltd.	37,975	273,342
Divi’s Laboratories Ltd.	10,308	567,476
DLF Ltd.	56,980	562,514
Dr Reddy’s Laboratories Ltd.	3,124	239,623
Dr Reddy’s Laboratories Ltd., ADR	4,517	344,150
Eicher Motors Ltd.	9,970	558,300
GAIL India Ltd.	154,499	405,876
GMR Airports Infrastructure Ltd.(c)	180,419	208,319
Godrej Consumer Products Ltd.	26,503	436,530
Godrej Properties Ltd., Class A(c)	7,174	275,327
Grasim Industries Ltd.	15,713	502,421
Havells India Ltd.	16,163	353,013
HCL Technologies Ltd.	74,053	1,292,877
HDFC Asset Management Co. Ltd.(d)	5,697	272,584
HDFC Bank Ltd.	211,375	4,268,547
HDFC Life Insurance Co. Ltd.(d)	77,857	555,022
Hero MotoCorp Ltd.	7,430	496,190
Hindalco Industries Ltd.	140,527	1,164,882
Hindustan Aeronautics Ltd.	16,859	1,063,318
Security	Shares	Value
India (continued)
Hindustan Petroleum Corp. Ltd.	72,498	$ 288,254
Hindustan Unilever Ltd.	63,346	1,876,695
ICICI Bank Ltd.	337,716	4,860,882
ICICI Bank Ltd., ADR(b)	22,806	657,041
ICICI Lombard General Insurance Co. Ltd.(d)	21,715	465,012
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	155,766
IDFC First Bank Ltd.(c)	216,699	213,252
Indian Hotels Co. Ltd.	78,361	586,226
Indian Oil Corp. Ltd.	207,277	410,666
Indian Railway Catering & Tourism Corp. Ltd.	14,747	174,657
Indus Towers Ltd.(c)	71,645	322,109
IndusInd Bank Ltd.	19,854	348,200
Info Edge India Ltd.	4,063	330,300
Infosys Ltd.	150,275	2,820,162
Infosys Ltd., ADR(b)	97,713	1,819,416
InterGlobe Aviation Ltd.(c)(d)	11,623	589,013
ITC Ltd.	214,969	1,094,103
Jindal Stainless Ltd.	24,364	239,980
Jindal Steel & Power Ltd.	22,828	285,447
Jio Financial Services Ltd.(c)	204,674	876,694
JSW Energy Ltd., Class A	31,033	272,972
JSW Steel Ltd.	51,484	574,263
Jubilant Foodworks Ltd.	20,145	135,841
Kotak Mahindra Bank Ltd.	77,589	1,672,788
Larsen & Toubro Ltd.	29,141	1,237,840
Larsen & Toubro Ltd., GDR(f)	18,237	776,133
LTIMindtree Ltd.(d)	5,587	359,925
Lupin Ltd.	21,646	420,206
Macrotech Developers Ltd.	16,648	300,229
Mahindra & Mahindra Ltd.	44,143	1,515,322
Mahindra & Mahindra Ltd., GDR	27,036	924,631
Mankind Pharma Ltd.(c)	10,660	271,495
Marico Ltd.	30,883	226,987
Maruti Suzuki India Ltd.	11,949	1,722,839
Max Healthcare Institute Ltd.	56,163	632,527
Mphasis Ltd.	4,649	136,577
MRF Ltd.	166	257,549
Muthoot Finance Ltd.	8,240	177,213
Nestle India Ltd.	26,000	794,825
NHPC Ltd.	250,552	302,037
NMDC Ltd.	73,226	215,525
NTPC Ltd.	325,848	1,477,650
Oil & Natural Gas Corp. Ltd.	214,153	702,760
Page Industries Ltd.	367	171,852
PB Fintech Ltd.(c)	23,950	401,225
Persistent Systems Ltd.	6,906	350,675
Petronet LNG Ltd.	71,896	284,240
Phoenix Mills Ltd.	9,395	403,560
PI Industries Ltd.	5,213	237,180
Pidilite Industries Ltd.	9,792	370,505
Polycab India Ltd.	3,105	250,739
Power Finance Corp. Ltd.	104,437	606,392
Power Grid Corp. of India Ltd.	399,879	1,583,642
Punjab National Bank	158,066	233,197
REC Ltd.	98,207	617,720
Reliance Industries Ltd.	224,011	8,397,416
Samvardhana Motherson International Ltd.	243,605	554,629
SBI Cards & Payment Services Ltd.	14,099	122,337
SBI Life Insurance Co. Ltd.(d)	34,920	624,268
Shree Cement Ltd.	685	228,681
Shriram Finance Ltd.	20,162	702,265
Siemens Ltd.	8,767	809,033
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Solar Industries India Ltd.	1,797	$ 215,475
Sona Blw Precision Forgings Ltd.(d)	24,858	190,836
SRF Ltd.	13,002	379,267
State Bank of India	71,667	728,089
State Bank of India, GDR(f)	5,712	576,912
Sun Pharmaceutical Industries Ltd.	70,980	1,292,523
Sundaram Finance Ltd.	6,290	353,510
Supreme Industries Ltd.	4,238	302,036
Suzlon Energy Ltd.(c)	569,196	359,615
Tata Communications Ltd.	7,962	176,806
Tata Consultancy Services Ltd.	70,770	3,305,895
Tata Consumer Products Ltd.	37,487	492,471
Tata Elxsi Ltd.	2,653	222,418
Tata Motors Ltd.	123,790	1,466,785
Tata Motors Ltd., Class A	44,632	355,597
Tata Power Co. Ltd.	100,161	528,520
Tata Steel Ltd.	693,055	1,442,733
Tech Mahindra Ltd.	35,194	601,740
Thermax Ltd.	4,054	260,046
Titan Co. Ltd.	26,130	1,064,862
Torrent Pharmaceuticals Ltd.	5,320	177,913
Torrent Power Ltd.	14,244	255,634
Trent Ltd.	16,236	1,065,398
Tube Investments of India Ltd.	9,506	485,036
TVS Motor Co. Ltd.	13,796	390,697
UltraTech Cement Ltd.	7,918	1,106,276
Union Bank of India Ltd.	102,556	167,579
United Spirits Ltd.	18,510	282,883
UPL Ltd.	25,764	176,227
Varun Beverages Ltd.	28,958	564,760
Vedanta Ltd.	102,498	557,549
Wipro Ltd.	93,753	578,760
Wipro Ltd., ADR(b)	13,184	80,422
Yes Bank Ltd.(c)	1,388,775	393,551
Zomato Ltd.(c)	440,342	1,056,719
		107,634,100
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	1,157,300	197,183
Amman Mineral Internasional PT(c)	454,300	304,791
Aneka Tambang Tbk	614,000	46,758
Astra International Tbk PT	1,374,600	373,669
Bank Central Asia Tbk PT	4,134,500	2,501,746
Bank Mandiri Persero Tbk PT	2,777,300	1,039,026
Bank Negara Indonesia Persero Tbk PT	1,309,600	371,604
Bank Rakyat Indonesia Persero Tbk PT	5,818,728	1,631,550
Barito Pacific Tbk PT	2,863,397	172,778
Chandra Asri Pacific Tbk PT	651,138	366,824
Charoen Pokphand Indonesia Tbk PT	775,200	240,253
GoTo Gojek Tokopedia Tbk PT(c)	62,688,200	190,650
Indah Kiat Pulp & Paper Tbk PT	126,800	68,805
Indofood CBP Sukses Makmur Tbk PT	165,500	104,101
Indofood Sukses Makmur Tbk PT	261,000	96,829
Kalbe Farma Tbk PT	972,700	90,587
Merdeka Copper Gold Tbk. PT(c)	1,022,478	148,125
Sumber Alfaria Trijaya Tbk PT	1,732,600	290,971
Telkom Indonesia Persero Tbk PT	3,529,600	670,578
Unilever Indonesia Tbk PT	379,100	69,775
United Tractors Tbk PT	81,100	108,740
		9,085,343
Ireland — 0.3%
AerCap Holdings NV	14,260	1,329,032
Security	Shares	Value
Ireland (continued)
AIB Group PLC	124,356	$ 656,735
Bank of Ireland Group PLC	65,800	687,377
Kerry Group PLC, Class A	11,253	911,933
Kingspan Group PLC	11,659	990,872
Smurfit Kappa Group PLC	18,588	829,074
		5,405,023
Israel — 0.4%
Azrieli Group Ltd.	4,108	240,011
Bank Hapoalim BM	81,986	724,067
Bank Leumi Le-Israel BM	106,802	870,605
Check Point Software Technologies Ltd.(b)(c)	7,464	1,231,560
Elbit Systems Ltd.	2,246	390,830
Global-e Online Ltd.(c)	6,028	218,636
ICL Group Ltd.	53,347	229,406
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	75,679	377,675
Mizrahi Tefahot Bank Ltd.	11,322	383,945
Nice Ltd.(c)	4,590	789,648
Teva Pharmaceutical Industries Ltd., ADR(c)	82,999	1,348,734
Wix.com Ltd.(c)	3,589	570,902
		7,376,021
Italy — 1.6%
Amplifon SpA	11,971	425,688
Assicurazioni Generali SpA	77,081	1,918,852
Banco BPM SpA	83,703	538,696
Coca-Cola HBC AG, Class DI	15,096	513,780
Davide Campari-Milano NV	43,169	408,714
DiaSorin SpA	2,093	208,211
Enel SpA	609,625	4,230,060
Eni SpA	153,460	2,356,325
Ferrari NV	9,384	3,829,532
FinecoBank Banca Fineco SpA	46,692	693,808
Infrastrutture Wireless Italiane SpA(d)	18,163	189,180
Intesa Sanpaolo SpA	1,126,469	4,186,425
Leonardo SpA	14,553	337,176
Mediobanca Banca di Credito Finanziario SpA	36,189	529,736
Moncler SpA	15,836	971,442
Nexi SpA(c)(d)	40,392	246,230
Poste Italiane SpA(d)	30,940	393,698
Prysmian SpA	20,381	1,258,261
Recordati Industria Chimica e Farmaceutica SpA	6,659	346,586
Snam SpA	147,765	652,532
Telecom Italia SpA/Milano(c)	791,287	189,259
Terna - Rete Elettrica Nazionale	104,961	809,106
UniCredit SpA	109,018	4,034,322
		29,267,619
Japan — 15.0%
Advantest Corp.	60,200	2,439,662
Aeon Co. Ltd.	47,800	1,023,063
AGC, Inc.(b)	15,800	514,111
Aisin Corp.	8,600	280,951
Ajinomoto Co., Inc.	32,600	1,147,364
ANA Holdings, Inc.	9,300	171,894
Asahi Group Holdings Ltd.(b)	39,000	1,379,998
Asahi Kasei Corp.	98,300	631,194
Asics Corp.	49,600	764,741
Astellas Pharma, Inc.	126,000	1,243,083
Bandai Namco Holdings, Inc.	39,900	781,695
Bridgestone Corp.(b)	39,700	1,566,538
Brother Industries Ltd.	16,500	291,459
Canon, Inc.(b)	71,900	1,950,478
22
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Capcom Co. Ltd.	25,200	$ 476,705
Central Japan Railway Co.	61,000	1,322,304
Chiba Bank Ltd.	31,500	282,343
Chubu Electric Power Co., Inc.	54,200	640,282
Chugai Pharmaceutical Co. Ltd.	49,100	1,748,370
Concordia Financial Group Ltd.	83,800	496,387
Dai Nippon Printing Co. Ltd.	12,600	425,131
Daifuku Co. Ltd.	26,300	493,965
Dai-ichi Life Holdings, Inc.	66,000	1,767,469
Daiichi Sankyo Co. Ltd.	135,300	4,702,178
Daikin Industries Ltd.	20,000	2,784,314
Daito Trust Construction Co. Ltd.	5,100	527,908
Daiwa House Industry Co. Ltd.	40,700	1,036,217
Daiwa Securities Group, Inc.	96,500	740,860
Denso Corp.	143,200	2,235,213
Dentsu Group, Inc.	13,400	339,294
Disco Corp.	7,100	2,704,387
East Japan Railway Co.	64,200	1,068,908
Eisai Co. Ltd.	17,800	732,713
ENEOS Holdings, Inc.	259,000	1,334,743
FANUC Corp.	72,500	1,990,321
Fast Retailing Co. Ltd.	12,600	3,187,056
Fuji Electric Co. Ltd.	9,100	519,979
FUJIFILM Holdings Corp.	87,500	2,052,461
Fujitsu Ltd.	134,200	2,104,723
Hamamatsu Photonics KK	8,600	231,027
Hankyu Hanshin Holdings, Inc.	16,100	429,472
Hikari Tsushin, Inc.	1,100	206,053
Hitachi Construction Machinery Co. Ltd.	6,400	171,616
Hitachi Ltd.	352,000	7,925,741
Honda Motor Co. Ltd.	357,200	3,839,894
Hoshizaki Corp.	11,000	349,885
Hoya Corp.	26,000	3,040,422
Hulic Co. Ltd.(b)	24,000	213,319
Ibiden Co. Ltd.	12,300	503,467
Idemitsu Kosan Co. Ltd.	83,745	544,306
Inpex Corp.(b)	65,300	958,962
Isuzu Motors Ltd.	35,400	470,624
ITOCHU Corp.	86,900	4,271,844
Japan Airlines Co. Ltd.	8,200	129,560
Japan Exchange Group, Inc.	38,500	902,954
Japan Post Bank Co. Ltd.	107,300	1,018,810
Japan Post Holdings Co. Ltd.	148,900	1,480,025
Japan Post Insurance Co. Ltd.	10,400	202,260
Japan Real Estate Investment Corp.	161	508,889
Japan Tobacco, Inc.(b)	85,200	2,307,167
JFE Holdings, Inc.	41,300	596,067
Kajima Corp.	34,400	596,702
Kansai Electric Power Co., Inc.	57,700	968,887
Kao Corp.(b)	33,400	1,352,264
Kawasaki Kisen Kaisha Ltd.	32,700	476,860
KDDI Corp.	105,100	2,784,258
Keisei Electric Railway Co. Ltd.	12,200	394,527
Keyence Corp.	14,880	6,512,648
Kikkoman Corp.	43,000	499,748
Kintetsu Group Holdings Co. Ltd.	13,500	294,455
Kirin Holdings Co. Ltd.(b)	59,300	766,013
Kobe Bussan Co. Ltd.	9,400	209,394
Koito Manufacturing Co. Ltd.	12,900	177,843
Komatsu Ltd.	74,400	2,173,189
Konami Group Corp.	6,800	491,670
Kubota Corp.	74,500	1,046,947
Kyocera Corp.	90,800	1,047,271
Security	Shares	Value
Japan (continued)
Kyowa Kirin Co. Ltd.(b)	23,600	$ 404,519
Lasertec Corp.	5,400	1,212,194
LY Corp.	189,200	456,856
M3, Inc.	31,500	301,392
Makita Corp.	16,600	454,474
Marubeni Corp.	109,200	2,024,848
MatsukiyoCocokara & Co.	21,000	301,568
Mazda Motor Corp.	40,800	393,353
McDonald’s Holdings Co. Japan Ltd.(b)	10,100	398,598
MEIJI Holdings Co. Ltd.	18,000	389,306
MINEBEA MITSUMI, Inc.	30,500	628,325
Mitsubishi Chemical Group Corp.	104,100	580,023
Mitsubishi Corp.	246,100	4,837,807
Mitsubishi Electric Corp.	150,700	2,414,985
Mitsubishi Estate Co. Ltd.	79,900	1,257,899
Mitsubishi HC Capital, Inc.	67,300	445,290
Mitsubishi Heavy Industries Ltd.	229,000	2,465,201
Mitsubishi UFJ Financial Group, Inc.	840,800	9,073,936
Mitsui & Co. Ltd.	194,800	4,442,730
Mitsui Chemicals, Inc.	11,000	304,605
Mitsui Fudosan Co. Ltd.	212,200	1,953,071
Mitsui OSK Lines Ltd.	25,900	778,726
Mizuho Financial Group, Inc.	174,840	3,679,926
MonotaRO Co. Ltd.	18,200	213,151
MS&AD Insurance Group Holdings, Inc.	99,300	2,216,973
Murata Manufacturing Co. Ltd.	128,400	2,658,955
NEC Corp.	18,400	1,517,200
Nexon Co. Ltd.	25,000	465,106
NIDEC Corp.	29,900	1,345,486
Nintendo Co. Ltd.	78,200	4,176,000
Nippon Building Fund, Inc.(b)	105	368,321
Nippon Express Holdings, Inc(b)	7,000	323,963
Nippon Paint Holdings Co. Ltd.	63,100	412,483
Nippon Sanso Holdings Corp.	15,100	448,426
Nippon Steel Corp.	63,047	1,336,497
Nippon Telegraph & Telephone Corp.	2,294,300	2,169,497
Nippon Yusen KK	36,100	1,053,286
Nissan Chemical Corp.	10,000	317,847
Nissan Motor Co. Ltd.	166,500	565,261
Nissin Foods Holdings Co. Ltd.	16,200	411,897
Nitori Holdings Co. Ltd.	5,800	614,029
Nitto Denko Corp.	9,800	777,305
Nomura Holdings, Inc.	216,600	1,251,153
Nomura Real Estate Holdings, Inc.	7,100	178,731
Nomura Real Estate Master Fund, Inc.	289	256,721
Nomura Research Institute Ltd.	25,543	721,940
NTT Data Group Corp.	45,700	675,128
Obayashi Corp.	55,300	660,856
Obic Co. Ltd.	5,300	683,871
Olympus Corp.	86,800	1,401,154
Omron Corp.	11,000	380,909
Ono Pharmaceutical Co. Ltd.	27,900	381,206
Oracle Corp. Japan	2,000	138,009
Oriental Land Co. Ltd./Japan	77,800	2,174,053
ORIX Corp.	82,100	1,819,654
Osaka Gas Co. Ltd.	30,000	663,009
Otsuka Corp.	13,400	258,461
Otsuka Holdings Co. Ltd.	37,600	1,588,478
Pan Pacific International Holdings Corp.	32,200	753,217
Panasonic Holdings Corp.	177,400	1,458,316
Rakuten Group, Inc.(c)	122,200	633,049
Recruit Holdings Co. Ltd.	110,800	5,961,832
Renesas Electronics Corp.	111,500	2,114,558
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Resona Holdings, Inc.	151,000	$ 1,004,474
Ricoh Co. Ltd.	39,800	341,130
Rohm Co. Ltd.	24,500	327,508
SBI Holdings, Inc.	17,450	442,890
SCREEN Holdings Co. Ltd.	6,000	543,953
SCSK Corp.	12,100	242,079
Secom Co. Ltd.	15,400	912,050
Seiko Epson Corp.	22,000	343,927
Sekisui Chemical Co. Ltd.	27,100	376,219
Sekisui House Ltd.	43,200	960,128
Seven & i Holdings Co. Ltd.	160,400	1,960,114
SG Holdings Co. Ltd.	18,800	173,850
Shimadzu Corp.	15,000	375,960
Shimano, Inc.	5,200	803,628
Shin-Etsu Chemical Co. Ltd.	132,900	5,167,369
Shionogi & Co. Ltd.	19,200	747,812
Shiseido Co. Ltd.	27,900	795,126
Shizuoka Financial Group, Inc.	35,100	339,305
SMC Corp.	4,400	2,096,409
SoftBank Corp.	218,800	2,675,926
SoftBank Group Corp.	76,300	4,907,707
Sompo Holdings, Inc.	67,800	1,452,526
Sony Group Corp.	94,500	8,053,397
Subaru Corp.	44,400	944,182
SUMCO Corp.	34,700	501,964
Sumitomo Corp.	72,500	1,821,341
Sumitomo Electric Industries Ltd.	49,800	778,598
Sumitomo Metal Mining Co. Ltd.	15,500	470,943
Sumitomo Mitsui Financial Group, Inc.	93,900	6,303,026
Sumitomo Mitsui Trust Holdings, Inc.	49,400	1,135,271
Sumitomo Realty & Development Co. Ltd.	23,300	687,533
Suntory Beverage & Food Ltd.(b)	9,900	351,610
Suzuki Motor Corp.	107,600	1,242,200
Sysmex Corp.	38,400	619,851
T&D Holdings, Inc.	34,100	595,627
Taisei Corp.	10,500	390,629
Takeda Pharmaceutical Co. Ltd.	114,076	2,958,929
TDK Corp.	27,700	1,703,324
Terumo Corp.	103,300	1,713,251
TIS, Inc.	14,200	275,878
Toho Co. Ltd.	6,700	196,002
Tokio Marine Holdings, Inc.	142,600	5,358,772
Tokyo Electric Power Co. Holdings, Inc.(c)	118,100	635,966
Tokyo Electron Ltd.	35,700	7,814,743
Tokyo Gas Co. Ltd.	26,300	566,186
Tokyu Corp.	38,700	427,335
TOPPAN, Inc.	19,500	540,939
Toray Industries, Inc.	83,700	396,967
TOTO Ltd.	13,000	306,271
Toyota Industries Corp.	10,100	859,160
Toyota Motor Corp.(b)	786,330	16,133,496
Toyota Tsusho Corp.	43,800	855,989
Trend Micro, Inc./Japan	10,100	411,684
Unicharm Corp.	28,800	925,494
West Japan Railway Co.	34,200	638,155
Yakult Honsha Co. Ltd.	15,600	279,496
Yamaha Motor Co. Ltd.(b)	71,400	663,791
Yamato Holdings Co. Ltd.	16,300	179,624
Yaskawa Electric Corp.	19,000	685,121
Security	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	13,300	$ 323,005
Zensho Holdings Co. Ltd.	6,200	236,373
ZOZO, Inc.	11,700	292,519
		281,005,854
Jordan — 0.0%
Hikma Pharmaceuticals PLC	9,731	231,851
Kuwait — 0.2%
Boubyan Bank KSCP	147,570	272,862
Gulf Bank KSCP	143,242	133,475
Kuwait Finance House KSCP	768,818	1,784,470
Mabanee Co. KPSC	66,870	181,124
Mobile Telecommunications Co. KSCP	139,288	202,269
National Bank of Kuwait SAKP	639,903	1,799,206
		4,373,406
Luxembourg — 0.1%
ArcelorMittal SA(c)	48,462	1,110,228
Eurofins Scientific SE	10,393	520,367
Reinet Investments SCA	7,155	180,706
		1,811,301
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	749,282
Sands China Ltd.(c)	175,600	365,126
		1,114,408
Malaysia — 0.4%
AMMB Holdings Bhd	371,500	337,374
Axiata Group Bhd	165,600	91,605
CelcomDigi Bhd	305,900	238,359
CIMB Group Holdings Bhd	394,000	567,657
Gamuda Bhd	173,800	242,165
Genting Bhd	119,100	118,799
Genting Malaysia Bhd	447,600	241,610
Hong Leong Bank Bhd	38,840	157,939
IHH Healthcare Bhd(b)	133,900	178,817
Inari Amertron Bhd	200,000	156,575
IOI Corp. Bhd	306,000	239,746
Kuala Lumpur Kepong Bhd	46,100	201,431
Malayan Banking Bhd.	372,000	785,399
Malaysia Airports Holdings Bhd	112,400	235,748
Maxis Bhd	144,000	107,752
MISC Bhd	83,600	150,728
MR DIY Group M Bhd(d)	483,900	198,994
Nestle Malaysia Bhd	11,200	288,458
Petronas Chemicals Group Bhd(b)	199,900	267,150
Petronas Dagangan Bhd	22,000	81,331
Petronas Gas Bhd	77,800	293,884
PPB Group Bhd	38,320	116,045
Press Metal Aluminium Holdings Bhd	283,300	345,534
Public Bank Bhd	1,009,700	859,858
QL Resources Bhd	80,400	111,008
RHB Bank Bhd	82,424	96,256
Sime Darby Bhd	159,000	88,205
Sime Darby Plantation Bhd	124,000	110,765
Telekom Malaysia Bhd	55,900	80,090
Tenaga Nasional Bhd	155,300	453,637
24
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
YTL Corp. Bhd.	238,400	$ 173,868
YTL Power International Bhd	204,700	208,431
		7,825,218
Mexico — 0.7%
Alfa SAB de CV, Class A	179,985	105,167
America Movil SAB de CV, Series B	1,421,866	1,210,082
Arca Continental SAB de CV	33,779	331,254
Banco del Bajio SA(d)	42,608	129,280
Cemex SAB de CV	1,097,122	702,230
Coca-Cola Femsa SAB de CV	33,012	283,061
Fibra Uno Administracion SA de CV	272,247	334,524
Fomento Economico Mexicano SAB de CV	152,731	1,643,184
Gruma SAB de CV, Class B	10,875	198,413
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	167,457
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	477,582
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	363,688
Grupo Bimbo SAB de CV, Series A	139,927	494,161
Grupo Carso SAB de CV, Series A1	45,509	312,829
Grupo Financiero Banorte SAB de CV, Class O	186,177	1,450,746
Grupo Financiero Inbursa SAB de CV, Series O(c)	123,656	293,814
Grupo Mexico SAB de CV, Series B	226,079	1,216,094
Industrias Penoles SAB de CV(c)	18,447	239,725
Kimberly-Clark de Mexico SAB de CV, Class A	165,717	286,687
Operadora De Sites Mexicanos SAB de CV, Class A-1	132,504	119,431
Orbia Advance Corp. SAB de CV	123,011	171,657
Promotora y Operadora de Infraestructura SAB de CV	14,276	132,077
Southern Copper Corp.(b)	7,163	771,742
Wal-Mart de Mexico SAB de CV	359,212	1,222,440
		12,657,325
Netherlands — 3.2%
ABN AMRO Bank NV(d)	33,872	556,303
Adyen NV(c)(d)	1,698	2,016,673
Aegon Ltd.	106,840	660,584
Akzo Nobel NV	12,358	753,211
Argenx SE(c)	4,710	2,043,616
ASM International NV	2,858	2,184,587
ASML Holding NV	29,678	30,246,804
ASR Nederland NV	10,665	507,746
BE Semiconductor Industries NV	6,444	1,076,479
Euronext NV(d)	5,123	474,750
EXOR NV	7,271	759,507
Heineken Holding NV	9,881	778,818
Heineken NV	22,709	2,197,005
IMCD NV	4,175	575,513
ING Groep NV	255,387	4,388,230
JDE Peet’s NV	9,702	193,509
Koninklijke Ahold Delhaize NV	70,490	2,074,316
Koninklijke KPN NV	389,598	1,493,225
Koninklijke Philips NV(c)	57,466	1,445,186
NN Group NV	19,168	890,899
OCI NV	8,374	204,521
Randstad NV	9,010	409,077
Universal Music Group NV	59,185	1,760,651
Wolters Kluwer NV, Class C	18,889	3,119,296
		60,810,506
Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	$ 476,023
Fisher & Paykel Healthcare Corp. Ltd.	45,252	828,257
Mercury NZ Ltd.	41,047	164,136
Meridian Energy Ltd.	71,629	274,428
Spark New Zealand Ltd.	124,489	315,437
Xero Ltd.(c)	10,597	958,355
		3,016,636
Norway — 0.4%
Aker BP ASA	25,022	639,379
DNB Bank ASA	66,538	1,305,533
Equinor ASA(b)	66,997	1,919,049
Gjensidige Forsikring ASA	19,855	354,353
Kongsberg Gruppen ASA	6,071	494,381
Mowi ASA	37,325	620,355
Norsk Hydro ASA	89,824	560,006
Orkla ASA	49,277	399,595
Salmar ASA	5,768	302,501
Telenor ASA	41,835	476,849
		7,072,001
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	16,186	274,353
Credicorp Ltd.	6,173	995,890
		1,270,243
Philippines — 0.2%
Ayala Corp.	13,480	133,733
Ayala Land, Inc.	546,400	265,243
Bank of the Philippine Islands	110,452	224,451
BDO Unibank, Inc.	214,488	469,166
International Container Terminal Services, Inc.	71,720	428,051
JG Summit Holdings, Inc.	164,265	73,011
Jollibee Foods Corp.	45,180	174,005
Manila Electric Co.	11,960	74,688
Metropolitan Bank & Trust Co.	96,987	111,946
PLDT, Inc.	6,295	154,343
SM Investments Corp.	20,672	292,449
SM Prime Holdings, Inc.	780,850	376,475
Universal Robina Corp.	97,550	185,084
		2,962,645
Poland — 0.3%
Allegro.eu SA(c)(d)	41,050	383,650
Bank Polska Kasa Opieki SA	16,055	668,032
Budimex SA	1,231	212,992
CD Projekt SA(b)	3,685	127,109
Dino Polska SA(c)(d)	3,219	324,379
InPost SA(c)	14,665	258,039
KGHM Polska Miedz SA	13,171	488,670
LPP SA	72	305,360
mBank SA(c)	1,117	176,012
ORLEN SA	43,030	722,941
PGE Polska Grupa Energetyczna SA(c)	80,253	143,157
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	869,359
Powszechny Zaklad Ubezpieczen SA	49,153	627,546
Santander Bank Polska SA	2,017	270,317
		5,577,563
Portugal — 0.1%
EDP - Energias de Portugal SA	222,717	835,032
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Galp Energia SGPS SA	39,187	$ 827,664
Jeronimo Martins SGPS SA	29,800	582,411
		2,245,107
Qatar — 0.2%
Barwa Real Estate Co.	109,970	82,912
Commercial Bank PSQC	197,122	231,902
Dukhan Bank	164,731	170,661
Industries Qatar QSC	97,136	340,962
Masraf Al Rayan QSC	600,483	385,389
Mesaieed Petrochemical Holding Co.	245,102	110,709
Ooredoo QPSC	63,062	176,433
Qatar Electricity & Water Co. QSC	34,989	150,559
Qatar Fuel QSC	23,217	95,036
Qatar Gas Transport Co. Ltd.	301,965	389,945
Qatar International Islamic Bank QSC	102,600	281,424
Qatar Islamic Bank SAQ	151,384	776,056
Qatar National Bank QPSC	323,841	1,302,401
		4,494,389
Romania — 0.0%
NEPI Rockcastle NV	38,237	276,095
Russia(c)(e) — 0.0%
Alrosa PJSC	189,683	22
Gazprom PJSC	621,256	72
Inter RAO UES PJSC	2,890,341	337
LUKOIL PJSC	21,213	2
MMC Norilsk Nickel PJSC	358,700	—
Mobile TeleSystems PJSC	50,446	6
Moscow Exchange MICEX-Rates PJSC	63,850	7
Novatek PJSC	44,130	5
Novolipetsk Steel PJSC	58,207	7
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC	2,534	—
PhosAgro PJSC, GDR	49	—
PhosAgro PJSC, GDR(f)	1	—
Polyus PJSC	2,382	—
Rosneft Oil Co. PJSC	71,604	8
Sberbank of Russia PJSC	588,148	69
Severstal PAO	10,830	1
Surgutneftegas PJSC	413,786	48
Tatneft PJSC	79,440	9
TCS Group Holding PLC, Class A, GDR(f)	6,905	1
United Co. RUSAL International PJSC	172,792	20
VK Co. Ltd., GDR	5,177	1
VTB Bank PJSC	186,510,000	22
X5 Retail Group NV, GDR(f)	9,876	1
Yandex NV, Class A	16,115	2
		640
Saudi Arabia — 1.1%
ACWA Power Co.	11,012	1,039,676
Ades Holding Co.(c)	44,470	238,495
Advanced Petrochemical Co.	7,524	77,271
Al Rajhi Bank	144,487	3,149,379
Alinma Bank	80,858	674,242
Almarai Co. JSC	14,947	225,256
Arab National Bank	81,450	440,783
Arabian Internet & Communications Services Co.	2,351	183,072
Bank AlBilad	51,750	451,135
Bank Al-Jazira(c)	31,361	138,368
Banque Saudi Fransi	38,664	366,447
Bupa Arabia for Cooperative Insurance Co.	6,760	463,088
Security	Shares	Value
Saudi Arabia (continued)
Co. for Cooperative Insurance	4,904	$ 188,975
Dallah Healthcare Co.	3,678	155,876
Dar Al Arkan Real Estate Development Co.(c)	26,789	84,205
Dr Sulaiman Al Habib Medical Services Group Co.	6,963	534,188
Elm Co.	1,367	312,402
Etihad Etisalat Co.	28,661	407,684
Jarir Marketing Co.	44,780	151,380
Mobile Telecommunications Co. Saudi Arabia	32,501	101,529
Mouwasat Medical Services Co.	5,276	170,121
Nahdi Medical Co.	3,386	118,427
Power & Water Utility Co. for Jubail & Yanbu	8,132	131,450
Riyad Bank	93,636	650,982
SABIC Agri-Nutrients Co.	17,654	531,186
Sahara International Petrochemical Co.	27,239	212,011
SAL Saudi Logistics Services	1,775	142,864
Saudi Arabian Mining Co.(c)	92,138	1,058,199
Saudi Arabian Oil Co.(d)	259,312	1,910,924
Saudi Aramco Base Oil Co.	1,818	63,763
Saudi Awwal Bank	73,131	755,031
Saudi Basic Industries Corp.	62,336	1,221,264
Saudi Electricity Co.	60,072	263,070
Saudi Industrial Investment Group	31,619	177,173
Saudi Investment Bank	52,885	181,034
Saudi Kayan Petrochemical Co.(c)	43,107	93,140
Saudi National Bank	227,529	2,244,402
Saudi Research & Media Group(c)	2,197	120,752
Saudi Tadawul Group Holding Co.	3,018	200,639
Saudi Telecom Co.	140,245	1,401,756
Savola Group(c)	22,124	275,060
Yanbu National Petrochemical Co.	28,244	275,494
		21,582,193
Singapore — 1.0%
CapitaLand Ascendas REIT	261,551	492,795
CapitaLand Integrated Commercial Trust	361,823	526,795
CapitaLand Investment Ltd./Singapore(b)	169,500	331,494
DBS Group Holdings Ltd.	143,752	3,786,255
Genting Singapore Ltd.	370,000	235,187
Grab Holdings Ltd., Class A(c)	148,651	527,711
Keppel Ltd.(b)	119,900	569,946
Oversea-Chinese Banking Corp. Ltd.	240,349	2,552,358
Sea Ltd., Class A, ADR(b)(c)	27,388	1,956,051
Sembcorp Industries Ltd.	59,600	210,661
Singapore Airlines Ltd.(b)	118,599	602,597
Singapore Exchange Ltd.	60,800	423,984
Singapore Technologies Engineering Ltd.	160,800	512,043
Singapore Telecommunications Ltd.	566,200	1,145,746
STMicroelectronics NV	50,785	1,989,144
United Overseas Bank Ltd.	89,700	2,069,049
		17,931,816
South Africa — 1.0%
Absa Group Ltd.	64,880	565,042
Anglo American Platinum Ltd.	6,058	199,506
Anglo American PLC	91,248	2,883,480
Aspen Pharmacare Holdings Ltd.	36,651	469,999
Bid Corp. Ltd.	22,557	526,763
Bidvest Group Ltd.	26,537	416,531
Capitec Bank Holdings Ltd.	6,306	915,601
Clicks Group Ltd.	17,239	328,129
Discovery Ltd.	46,452	343,888
Exxaro Resources Ltd.	14,243	140,356
FirstRand Ltd.	357,357	1,515,628
26
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Gold Fields Ltd.	62,168	$ 928,945
Harmony Gold Mining Co. Ltd.	48,026	444,637
Impala Platinum Holdings Ltd.	62,435	310,079
Kumba Iron Ore Ltd.	2,943	71,114
MTN Group Ltd.	146,858	683,387
Naspers Ltd., Class N	13,038	2,556,340
Nedbank Group Ltd.	35,865	507,736
Northam Platinum Holdings Ltd.	18,042	126,238
Old Mutual Ltd.	603,532	411,007
OUTsurance Group Ltd.	85,253	217,517
Pepkor Holdings Ltd.(d)	96,071	98,802
Remgro Ltd.	36,445	272,610
Sanlam Ltd.	135,200	601,327
Sasol Ltd.	45,386	344,725
Shoprite Holdings Ltd.	44,736	701,463
Sibanye Stillwater Ltd.(b)	196,087	211,964
Standard Bank Group Ltd.	97,798	1,138,747
Vodacom Group Ltd.	34,946	187,507
Woolworths Holdings Ltd./South Africa	55,517	188,518
		18,307,586
South Korea — 3.5%
Alteogen, Inc.(c)	3,127	633,906
Amorepacific Corp.	3,420	413,994
Celltrion Pharm, Inc.(c)	1,996	128,102
Celltrion, Inc.	10,725	1,352,238
CJ CheilJedang Corp.	487	135,887
CosmoAM&T Co. Ltd.(c)	1,498	155,720
Coway Co. Ltd.	4,594	212,945
DB Insurance Co. Ltd.	2,516	208,458
Delivery Hero SE(c)(d)	17,655	419,387
Doosan Bobcat, Inc.	2,907	107,624
Doosan Enerbility Co. Ltd.(c)	30,236	439,564
Ecopro BM Co. Ltd.(c)	4,535	598,298
Ecopro Co. Ltd.(c)	6,660	432,638
Enchem Co. Ltd.(c)	955	154,904
GS Holdings Corp.	2,934	99,621
Hana Financial Group, Inc.	21,339	938,489
Hanjin Kal Corp.	1,833	85,548
Hankook Tire & Technology Co. Ltd.	4,552	148,755
Hanmi Pharm Co. Ltd.	250	48,941
Hanmi Semiconductor Co. Ltd.	2,112	260,927
Hanwha Aerospace Co. Ltd.	3,543	638,974
Hanwha Ocean Co. Ltd.(c)	2,902	64,326
Hanwha Solutions Corp.	6,589	130,981
HD Hyundai Co. Ltd.	2,110	113,759
HD Hyundai Electric Co. Ltd.	1,867	417,217
HLB, Inc.(c)	8,095	342,259
HMM Co. Ltd.	17,458	248,736
HYBE Co. Ltd.	1,792	262,462
Hyundai Engineering & Construction Co. Ltd.	4,660	108,005
Hyundai Glovis Co. Ltd.	1,004	159,248
Hyundai Heavy Industries Co. Ltd.(c)	2,021	227,971
Hyundai Mobis Co. Ltd.	4,678	849,867
Hyundai Motor Co.	9,428	2,010,595
Hyundai Steel Co.	9,851	206,980
Industrial Bank of Korea	31,533	321,025
Kakao Corp.	23,603	691,512
KakaoBank Corp.	13,451	197,275
KB Financial Group, Inc.	27,816	1,582,178
Kia Corp.	18,804	1,759,515
Korea Aerospace Industries Ltd.	4,371	167,779
Korea Electric Power Corp.(c)	17,450	247,025
Security	Shares	Value
South Korea (continued)
Korea Investment Holdings Co. Ltd.	1,996	$ 100,913
Korea Shipbuilding & Offshore Engineering Co. Ltd.(c)	2,539	292,272
Korea Zinc Co. Ltd.	695	258,930
Korean Air Lines Co. Ltd.	18,478	311,229
Krafton, Inc.(c)	2,506	509,770
KT Corp.	9,359	253,640
KT&G Corp.	7,510	479,865
Kum Yang Co. Ltd.(c)	2,226	137,967
Kumho Petrochemical Co. Ltd.	1,183	125,460
L&F Co. Ltd.(c)	2,173	212,009
LG Chem Ltd.	3,388	844,272
LG Corp.	8,175	475,568
LG Display Co. Ltd.(c)	30,368	252,357
LG Electronics, Inc.	8,015	642,364
LG Energy Solution Ltd.(c)	3,209	756,341
LG H&H Co. Ltd.	839	209,553
LG Innotek Co. Ltd.	809	158,939
LG Uplus Corp.	19,172	136,540
Lotte Chemical Corp.	1,038	86,108
Meritz Financial Group, Inc.	9,258	530,089
Mirae Asset Securities Co. Ltd.	22,749	120,331
NAVER Corp.	9,203	1,107,430
NCSoft Corp.	1,351	175,535
Netmarble Corp.(c)(d)	1,410	54,650
NH Investment & Securities Co. Ltd.	5,312	48,794
Orion Corp./Republic of Korea	2,631	175,628
POSCO Future M Co. Ltd.	3,021	561,656
POSCO Holdings, Inc.	5,594	1,464,184
Posco ICT Co. Ltd.	2,635	72,844
Posco International Corp.	3,269	154,027
Samsung Biologics Co. Ltd.(c)(d)	1,133	596,270
Samsung C&T Corp.	5,348	548,839
Samsung Electro-Mechanics Co. Ltd.	4,542	517,884
Samsung Electronics Co. Ltd.	356,852	21,002,088
Samsung Engineering Co. Ltd.(c)	12,358	215,387
Samsung Fire & Marine Insurance Co. Ltd.	2,661	748,508
Samsung Heavy Industries Co. Ltd.(c)	59,459	403,276
Samsung Life Insurance Co. Ltd.	5,945	380,246
Samsung SDI Co. Ltd.	3,812	973,397
Samsung SDS Co. Ltd.	2,432	261,043
Shinhan Financial Group Co. Ltd.	33,717	1,175,441
SK Biopharmaceuticals Co. Ltd.(c)	2,896	162,263
SK Bioscience Co. Ltd.(c)	1,588	60,421
SK Hynix, Inc.	40,262	6,832,806
SK IE Technology Co. Ltd.(c)(d)	2,047	65,201
SK Innovation Co. Ltd.(c)	4,534	379,886
SK Square Co. Ltd.(c)	9,488	684,684
SK Telecom Co. Ltd.	3,814	142,404
SK, Inc.	2,218	253,851
SKC Co. Ltd.(c)	1,153	140,373
S-Oil Corp.	2,657	128,082
Woori Financial Group, Inc.	41,683	444,751
Yuhan Corp.	3,378	197,719
		64,747,720
Spain — 1.7%
Acciona SA	1,476	174,678
ACS Actividades de Construccion y Servicios SA	15,290	660,405
Aena SME SA(d)	4,988	1,010,056
Amadeus IT Group SA	33,620	2,237,223
Banco Bilbao Vizcaya Argentaria SA	427,001	4,286,447
Banco de Sabadell SA	401,465	775,087
Master Portfolio Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Banco Santander SA	1,162,341	$ 5,408,108
CaixaBank SA	282,942	1,502,575
Cellnex Telecom SA(d)	32,592	1,060,038
EDP Renovaveis SA	21,791	304,491
Endesa SA	25,932	487,236
Grifols SA , Class A(c)	24,792	209,666
Iberdrola SA	452,560	5,871,933
Industria de Diseno Textil SA	79,407	3,940,445
Redeia Corp. SA	20,753	362,896
Repsol SA	90,531	1,435,702
Telefonica SA(b)	362,153	1,534,166
		31,261,152
Sweden — 2.1%
Alfa Laval AB	22,061	966,087
Assa Abloy AB, Class B	84,185	2,384,163
Atlas Copco AB, Class A	201,148	3,776,803
Atlas Copco AB, Class B	109,682	1,771,068
Beijer Ref AB, Class B(b)	29,241	451,327
Boliden AB	22,578	726,127
Epiroc AB, Class A	49,937	1,000,605
Epiroc AB, Class B	22,861	419,632
EQT AB	25,218	739,325
Essity AB, Class B	44,667	1,141,903
Evolution AB(d)	12,727	1,324,745
Fastighets AB Balder, Class B(c)	48,678	334,158
Getinge AB, Class B	16,044	272,522
H&M Hennes & Mauritz AB, B Shares	46,295	733,318
Hexagon AB, Class B	165,870	1,879,510
Holmen AB, Class B	6,309	248,242
Husqvarna AB, B Shares	22,734	181,798
Industrivarden AB, C Shares	8,323	281,042
Industrivarden AB, Class A	11,567	394,019
Indutrade AB	17,623	452,641
Investment AB Latour, Class B	13,900	375,460
Investor AB, Class B	122,844	3,366,300
L E Lundbergforetagen AB, Class B	6,442	318,599
Lifco AB, Class B	16,700	458,369
Nibe Industrier AB, Class B	106,085	447,418
Saab AB, Class B	24,272	583,131
Sagax AB, Class B	11,719	300,312
Sandvik AB	75,323	1,513,564
Securitas AB, Class B	38,094	377,600
Skandinaviska Enskilda Banken AB, Class A	114,035	1,685,969
Skanska AB, B Shares	21,743	392,252
SKF AB, B Shares	28,327	569,295
Svenska Cellulosa AB SCA, Class B	50,445	742,389
Svenska Handelsbanken AB, A Shares	118,201	1,129,545
Swedbank AB, A Shares	61,697	1,270,851
Swedish Orphan Biovitrum AB(c)	16,257	434,992
Tele2 AB, B Shares	38,108	384,677
Telefonaktiebolaget LM Ericsson, B Shares	206,162	1,279,692
Telia Co. AB	158,189	424,118
Trelleborg AB, Class B	15,629	608,221
Volvo AB, Class A	13,043	340,986
Volvo AB, Class B	119,098	3,060,154
Volvo Car AB, Class B(c)	44,422	137,353
		39,680,282
Switzerland — 4.2%
ABB Ltd., Class N, Registered Shares	121,143	6,717,488
Adecco Group AG, Class N, Registered Shares	12,824	425,434
Alcon, Inc.	35,137	3,123,392
Security	Shares	Value
Switzerland (continued)
Avolta AG, Class N, Registered Shares	6,282	$ 244,225
Bachem Holding AG, Class N	2,994	273,584
Baloise Holding AG, Class N, Registered Shares	3,703	652,850
Banque Cantonale Vaudoise, Registered Shares	2,388	253,373
Barry Callebaut AG, Class N, Registered Shares	293	477,652
BKW AG	1,298	207,182
Chocoladefabriken Lindt & Spruengli AG	84	981,188
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	806,907
Cie Financiere Richemont SA, Class A, Registered Shares	40,182	6,279,761
Clariant AG, Class N, Registered Shares	14,711	231,751
DSM-Firmenich AG	13,452	1,514,765
EMS-Chemie Holding AG, Registered Shares	523	427,979
Geberit AG, Class N, Registered Shares	2,341	1,378,970
Givaudan SA, Class N, Registered Shares	684	3,239,845
Helvetia Holding AG, Registered Shares	2,687	363,174
Julius Baer Group Ltd., Class N	13,632	762,467
Kuehne and Nagel International AG, Registered Shares	3,963	1,140,481
Logitech International SA, Class N, Registered Shares	12,142	1,168,555
Lonza Group AG, Registered Shares	5,619	3,059,011
Novartis AG, Class N, Registered Shares	146,181	15,564,129
Partners Group Holding AG	1,733	2,219,202
Sandoz Group AG	28,847	1,045,647
Schindler Holding AG	3,290	825,473
Schindler Holding AG, Class N, Registered Shares	2,124	529,487
SGS SA, Registered Shares	10,715	955,262
SIG Group AG	20,650	379,461
Sika AG, Registered Shares	11,582	3,306,192
Sonova Holding AG, Registered Shares	3,539	1,090,248
Straumann Holding AG, Registered Shares	8,012	988,989
Swatch Group AG	1,960	401,560
Swatch Group AG, Class N, Registered Shares	3,146	128,806
Swiss Life Holding AG, Class N, Registered Shares	2,440	1,790,795
Swiss Prime Site AG, Registered Shares	6,269	593,643
Swisscom AG, Class N, Registered Shares	2,421	1,361,366
Temenos AG, Class N, Registered Shares	4,681	322,573
UBS Group AG, Registered Shares	248,857	7,308,966
VAT Group AG(d)	2,018	1,139,478
Zurich Insurance Group AG, Class N	10,946	5,830,885
		79,512,196
Taiwan — 5.8%
Accton Technology Corp.	36,000	612,700
Acer, Inc.	179,504	258,570
Advantech Co. Ltd.	28,769	327,529
Alchip Technologies Ltd.	8,000	602,369
ASE Technology Holding Co. Ltd.	230,343	1,193,248
Asia Cement Corp.	138,233	186,794
Asia Vital Components Co. Ltd.	25,000	585,402
Asustek Computer, Inc.	56,220	860,496
AUO Corp.	391,200	213,930
Catcher Technology Co. Ltd.	45,000	321,457
Cathay Financial Holding Co. Ltd.	701,622	1,274,200
Chailease Holding Co. Ltd.	113,943	537,809
Chang Hwa Commercial Bank Ltd.	294,541	167,427
Cheng Shin Rubber Industry Co. Ltd.	203,436	309,682
China Airlines Ltd.	228,000	166,282
China Development Financial Holding Corp.(c)	1,094,191	508,514
China Steel Corp.	818,638	582,432
Chunghwa Telecom Co. Ltd.	262,000	1,015,221
28
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Compal Electronics, Inc.	273,000	$ 291,019
CTBC Financial Holding Co. Ltd.	1,297,601	1,513,111
Delta Electronics, Inc.	175,000	2,087,312
E Ink Holdings, Inc.	58,000	449,087
E.Sun Financial Holding Co. Ltd.	1,072,005	943,768
Eclat Textile Co. Ltd.	12,303	200,445
eMemory Technology, Inc.	5,000	392,761
Eva Airways Corp.	170,000	199,551
Evergreen Marine Corp. Taiwan Ltd.	74,055	440,566
Far Eastern New Century Corp.	207,607	225,627
Far EasTone Telecommunications Co. Ltd.	144,000	373,382
Feng TAY Enterprise Co. Ltd.	54,996	262,185
First Financial Holding Co. Ltd.	772,867	669,573
Formosa Chemicals & Fibre Corp.	218,360	338,878
Formosa Petrochemical Corp.	117,000	233,432
Formosa Plastics Corp.	244,040	432,363
Fortune Electric Co. Ltd.	10,000	290,386
Fubon Financial Holding Co. Ltd.	554,558	1,354,336
Gigabyte Technology Co. Ltd.	34,000	318,269
Global Unichip Corp.	8,000	394,330
Globalwafers Co. Ltd.	17,000	281,498
Hon Hai Precision Industry Co. Ltd.	923,800	6,082,228
Hotai Motor Co. Ltd.	18,360	351,891
Hua Nan Financial Holdings Co. Ltd.	832,220	676,768
Innolux Corp.	536,908	236,884
Inventec Corp.	168,470	288,198
Largan Precision Co. Ltd.	7,000	590,727
Lite-On Technology Corp.	149,816	486,676
MediaTek, Inc.	109,255	4,705,436
Mega Financial Holding Co. Ltd.	849,971	1,058,036
Micro-Star International Co. Ltd.	67,000	366,672
Nan Ya Plastics Corp.	364,790	553,525
Nanya Technology Corp.(c)	65,000	139,439
Nien Made Enterprise Co. Ltd.	9,000	108,094
Novatek Microelectronics Corp.	42,000	783,291
Pegatron Corp.	116,000	372,846
PharmaEssentia Corp.(c)	15,000	258,800
Pou Chen Corp.	296,000	318,763
President Chain Store Corp.	40,000	337,131
Quanta Computer, Inc.	205,000	1,959,727
Realtek Semiconductor Corp.	29,240	490,683
Ruentex Development Co. Ltd.	97,478	130,921
Shanghai Commercial & Savings Bank Ltd.	309,075	439,202
Shin Kong Financial Holding Co. Ltd.(c)	784,499	237,736
SinoPac Financial Holdings Co. Ltd.	637,596	500,182
Synnex Technology International Corp.	72,500	163,162
Taishin Financial Holding Co. Ltd.	795,025	462,174
Taiwan Business Bank	412,672	231,373
Taiwan Cement Corp.	505,240	532,501
Taiwan Cooperative Financial Holding Co. Ltd.	818,564	655,852
Taiwan High Speed Rail Corp.	140,000	131,128
Taiwan Mobile Co. Ltd.	156,800	517,082
Taiwan Semiconductor Manufacturing Co. Ltd.	1,840,000	54,514,812
Unimicron Technology Corp.	102,000	564,328
Uni-President Enterprises Corp.	357,950	897,043
United Microelectronics Corp.	817,000	1,413,031
Vanguard International Semiconductor Corp.	63,000	250,888
Voltronic Power Technology Corp.	4,000	236,826
Walsin Lihwa Corp.	185,100	202,315
Wan Hai Lines Ltd.	129,215	352,895
Winbond Electronics Corp.	169,552	134,021
Wistron Corp.	194,000	629,641
Security	Shares	Value
Taiwan (continued)
Wiwynn Corp.	9,000	$ 728,887
WPG Holdings Ltd.	102,448	283,330
Yageo Corp.	22,909	514,585
Yang Ming Marine Transport Corp.	198,000	455,306
Yuanta Financial Holding Co. Ltd.	816,584	805,311
Zhen Ding Technology Holding Ltd.	37,710	150,252
		107,716,540
Thailand — 0.4%
Advanced Info Service PCL, NVDR	93,200	529,633
Airports of Thailand PCL, NVDR	413,700	650,003
Asset World Corp. PCL, NVDR	606,100	57,271
Bangkok Dusit Medical Services PCL, NVDR	850,600	619,116
Bangkok Expressway & Metro PCL, NVDR	553,100	115,011
Bumrungrad Hospital PCL, NVDR	51,000	342,728
Central Pattana PCL, NVDR	105,500	158,409
Central Retail Corp. PCL, NVDR	103,400	86,337
Charoen Pokphand Foods PCL, NVDR(c)	204,000	127,139
CP ALL PCL, NVDR	384,600	575,198
CP Axtra PCL, NVDR	165,700	122,720
Delta Electronics Thailand PCL, NVDR(b)	236,100	531,272
Energy Absolute PCL, NVDR	98,300	29,797
Global Power Synergy PCL, NVDR	42,200	45,428
Gulf Energy Development PCL, NVDR	253,100	278,470
Home Product Center PCL, NVDR	339,932	85,407
Indorama Ventures PCL, NVDR	97,000	51,381
Intouch Holdings PCL, NVDR	41,000	79,733
Kasikornbank PCL, NVDR	29,700	101,273
Krung Thai Bank PCL, NVDR	285,275	132,894
Krungthai Card PCL, NVDR	144,300	159,584
Minor International PCL, NVDR	147,580	120,299
PTT Exploration & Production PCL, NVDR	109,022	450,668
PTT Global Chemical PCL, NVDR	115,068	95,289
PTT Oil & Retail Business PCL, NVDR	346,800	150,772
PTT PCL, NVDR	597,700	528,399
SCB X PCL, NVDR	41,800	117,165
SCG Packaging PCL, NVDR	143,200	130,989
Siam Cement PCL, NVDR	54,100	331,033
Thai Oil PCL, NVDR	194,000	279,479
TMBThanachart Bank PCL, NVDR	3,816,300	177,441
True Corp. PCL, NVDR(c)	1,194,925	283,857
		7,544,195
Turkey — 0.2%
Akbank TAS, Class A	213,323	418,418
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	167,850
BIM Birlesik Magazalar A/S, Class A	24,603	410,618
Coca-Cola Icecek A/S, Class A	5,396	136,491
Eregli Demir ve Celik Fabrikalari TAS, Class A, Registered Shares	95,722	156,094
Ford Otomotiv Sanayi A/S, Class A	4,907	168,902
Haci Omer Sabanci Holding A/S, Class A	71,332	210,797
KOC Holding A/S, Class A	53,193	369,446
Sasa Polyester Sanayi AS(c)	92,041	123,681
Tofas Turk Otomobil Fabrikasi A/S, Class A	8,740	91,001
Turk Hava Yollari AO, Class A(c)	33,173	313,650
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	260,638
Turkiye Is Bankasi A/S, Class C	570,904	277,106
Turkiye Petrol Rafinerileri A/S, Class A	67,360	341,392
Turkiye Sise ve Cam Fabrikalari A/S, Class A	96,380	148,165
Yapi ve Kredi Bankasi A/S, Class A	231,458	239,576
		3,833,825
Master Portfolio Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	295,548	$ 643,868
Abu Dhabi Islamic Bank PJSC	109,255	344,452
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	204,443
Aldar Properties PJSC	367,774	626,808
Americana Restaurants International PLC	167,650	145,764
Dubai Islamic Bank PJSC	287,594	449,439
Emaar Properties PJSC	492,362	1,099,202
Emirates NBD Bank PJSC	142,759	641,308
Emirates Telecommunications Group Co. PJSC	240,707	1,055,100
First Abu Dhabi Bank PJSC	318,686	1,081,085
Multiply Group PJSC(c)	233,097	130,098
		6,421,567
United Kingdom — 7.1%
3i Group PLC	72,782	2,805,081
Admiral Group PLC	17,979	594,116
Anglogold Ashanti PLC	29,334	739,431
Ashtead Group PLC	31,058	2,070,750
Associated British Foods PLC	23,283	726,985
AstraZeneca PLC	114,678	17,847,677
Auto Trader Group PLC(d)	77,280	777,836
Aviva PLC	208,031	1,253,033
BAE Systems PLC	226,029	3,764,881
Barclays PLC	1,137,531	3,005,828
Barratt Developments PLC	95,419	566,705
Berkeley Group Holdings PLC	6,612	382,038
British American Tobacco PLC	147,774	4,539,564
BT Group PLC	467,882	829,485
Bunzl PLC	24,465	929,525
Burberry Group PLC	26,168	290,597
Centrica PLC	426,543	727,040
CK Hutchison Holdings Ltd.	198,008	944,513
Coca-Cola Europacific Partners PLC(b)	14,736	1,073,812
Compass Group PLC	128,186	3,492,210
Croda International PLC	8,990	447,244
DCC PLC	9,792	683,401
Diageo PLC	165,344	5,190,805
Endeavour Mining PLC	13,326	283,590
Entain PLC	44,257	350,944
Flutter Entertainment PLC(c)	13,487	2,453,259
Halma PLC	29,226	996,184
Hargreaves Lansdown PLC	26,614	379,368
HSBC Holdings PLC	1,406,950	12,144,793
Imperial Brands PLC	60,879	1,557,821
Informa PLC	95,973	1,035,735
InterContinental Hotels Group PLC	11,772	1,236,958
Intertek Group PLC	11,608	701,705
J Sainsbury PLC	105,979	341,449
JD Sports Fashion PLC	233,768	351,035
Kingfisher PLC(b)	161,823	507,424
Land Securities Group PLC	44,431	347,165
Legal & General Group PLC	409,914	1,173,816
Lloyds Banking Group PLC	4,703,155	3,243,833
London Stock Exchange Group PLC	34,549	4,096,762
M&G PLC	147,658	379,602
Melrose Industries PLC	90,172	627,997
National Grid PLC	356,809	3,984,177
NatWest Group PLC	487,261	1,916,929
Next PLC	9,518	1,086,175
Pearson PLC	44,562	556,453
Persimmon PLC	23,234	394,264
Phoenix Group Holdings PLC	43,508	286,410
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	50,712	$ 2,743,478
RELX PLC	138,653	6,352,918
Rentokil Initial PLC	183,389	1,065,050
Rolls-Royce Holdings PLC(c)	615,530	3,535,133
Sage Group PLC	75,057	1,028,304
Schroders PLC	76,220	348,823
Segro PLC	100,523	1,137,330
Severn Trent PLC	16,765	504,614
Smith & Nephew PLC	73,099	905,865
Smiths Group PLC	22,773	489,998
Spirax Group PLC	5,069	543,293
SSE PLC	88,336	1,994,943
Standard Chartered PLC	163,315	1,474,646
Taylor Wimpey PLC	211,225	378,245
Tesco PLC	541,347	2,091,097
Unilever PLC	186,533	10,238,299
United Utilities Group PLC	45,859	569,689
Vodafone Group PLC	1,844,406	1,632,001
Whitbread PLC	12,320	462,363
Wise PLC, Class A(c)	43,815	375,785
WPP PLC	76,285	698,516
		132,686,795
United States — 6.0%
BP PLC	1,250,703	7,530,192
Brookfield Renewable Corp., Class A	7,825	221,700
BRP, Inc.(b)	4,231	271,077
CSL Ltd.	35,326	6,927,329
CyberArk Software Ltd.(b)(c)	3,224	881,506
Experian PLC	68,805	3,196,456
Ferrovial SE	36,858	1,431,855
GFL Environmental, Inc.	15,379	598,950
GSK PLC	313,366	6,027,347
Haleon PLC	503,359	2,048,024
Holcim AG	37,166	3,285,180
James Hardie Industries PLC(c)	31,718	992,697
JBS S/A	44,372	256,146
Legend Biotech Corp., ADR(b)(c)	5,488	243,064
Monday.com Ltd.(c)	2,841	683,999
Nestle SA, Class N, Registered Shares	198,334	20,244,798
QIAGEN NV	16,846	696,044
Roche Holding AG	54,643	15,193,745
Sanofi SA	85,656	8,260,933
Schneider Electric SE	40,218	9,642,096
Shell PLC	482,185	17,294,993
Stellantis NV	159,862	3,160,265
Swiss Re AG	23,011	2,852,833
Tenaris SA	39,525	607,987
		112,549,216
Zambia — 0.0%
First Quantum Minerals Ltd.	54,049	709,960
Total Common Stocks — 102.5% (Cost: $1,389,724,969)		1,918,162,403
Preferred Securities
Preferred Stocks — 0.9%
Brazil — 0.4%
Banco Bradesco SA	374,647	829,704
Centrais Eletricas Brasileiras SA	8,083	57,983
Cia Energetica de Minas Gerais	172,402	305,014
30
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Companhia Paranaense de Energia	84,716	$ 140,938
Gerdau SA	93,741	308,216
Itau Unibanco Holding SA	371,782	2,155,499
Itausa SA	339,531	596,446
Petroleo Brasileiro SA	337,958	2,300,371
		6,694,171
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B	11,036	445,955
Colombia — 0.0%
Bancolombia SA	28,795	236,422
Germany — 0.3%
Bayerische Motoren Werke AG	5,302	468,168
Dr Ing hc F Porsche AG(d)	8,133	605,042
Henkel AG & Co. KGaA	12,567	1,118,925
Porsche Automobil Holding SE	11,861	535,309
Sartorius AG	1,834	429,314
Volkswagen AG	14,850	1,676,771
		4,833,529
Russia — 0.0%
Surgutneftegas PJSC(c)(e)	376,618	44
South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	6,620	875,354
LG Chem Ltd.	671	116,901
Samsung Electronics Co. Ltd.	61,128	2,806,799
		3,799,054
Total Preferred Securities — 0.9% (Cost: $14,496,660)		16,009,175
Rights
Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24, Strike Price BRL(c)	631	1,016
Italy — 0.0%
Amplifon SpA , (Expires 07/16/24, Strike Price EUR 29.56)(b)	11,971	—
Total Rights — 0.0% (Cost: $ — )		1,016
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)(e)	1,354	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 103.4% (Cost: $1,404,221,629)		1,934,172,594
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(g)(h)(i)	51,414,244	51,429,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	21,088,870	21,088,870
Total Short-Term Securities — 3.9% (Cost: $72,517,319)		72,518,539
Total Investments — 107.3% (Cost: $1,476,738,948)		2,006,691,133
Liabilities in Excess of Other Assets — (7.3)%		(135,697,543)
Net Assets — 100.0%		$ 1,870,993,590

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 49,195,915	$ 2,249,243 (a)	$ —	$ (4,532)	$ (10,957)	$ 51,429,669	51,414,244	$ 110,538 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	21,088,870 (a)	—	—	—	21,088,870	21,088,870	466,812	—
				$ (4,532)	$ (10,957)	$ 72,518,539		$ 577,350	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	46	09/19/24	$ 2,203	$ 12,619
MSCI EAFE Index	159	09/20/24	18,628	39,846
MSCI Emerging Markets Index	155	09/20/24	8,434	18,297
				$ 70,762
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 70,762	$ —	$ —	$ —	$ 70,762

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 920,337	$ —	$ —	$ —	$ 920,337
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 70,762	$ —	$ —	$ —	$ 70,762
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$25,307,552
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 92,790,998	$ —	$ 92,790,998
Austria	676,521	2,247,373	—	2,923,894
Belgium	278,458	9,870,512	—	10,148,970
32
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Brazil	$ 18,363,035	$ 320,888	$ —	$ 18,683,923
Canada	139,947,049	—	—	139,947,049
Chile	3,041,234	743,810	—	3,785,044
China	13,543,534	132,577,152	25,001	146,145,687
Colombia	262,166	—	—	262,166
Czech Republic	386,703	602,860	—	989,563
Denmark	—	48,392,630	—	48,392,630
Egypt	162,775	—	—	162,775
Finland	—	12,662,101	—	12,662,101
France	—	116,179,663	—	116,179,663
Germany	—	100,330,552	—	100,330,552
Greece	1,000,804	1,787,307	—	2,788,111
Hong Kong	315,560	20,127,851	—	20,443,411
Hungary	733,590	793,939	—	1,527,529
India	4,402,572	103,231,528	—	107,634,100
Indonesia	1,386,748	7,698,595	—	9,085,343
Ireland	1,329,032	4,075,991	—	5,405,023
Israel	3,369,832	4,006,189	—	7,376,021
Italy	—	29,267,619	—	29,267,619
Japan	—	281,005,854	—	281,005,854
Jordan	—	231,851	—	231,851
Kuwait	181,124	4,192,282	—	4,373,406
Luxembourg	180,706	1,630,595	—	1,811,301
Macau	—	1,114,408	—	1,114,408
Malaysia	2,189,278	5,635,940	—	7,825,218
Mexico	12,657,325	—	—	12,657,325
Netherlands	—	60,810,506	—	60,810,506
New Zealand	1,230,024	1,786,612	—	3,016,636
Norway	476,849	6,595,152	—	7,072,001
Peru	1,270,243	—	—	1,270,243
Philippines	1,608,794	1,353,851	—	2,962,645
Poland	—	5,577,563	—	5,577,563
Portugal	—	2,245,107	—	2,245,107
Qatar	860,420	3,633,969	—	4,494,389
Romania	276,095	—	—	276,095
Russia	—	—	640	640
Saudi Arabia	3,174,534	18,407,659	—	21,582,193
Singapore	2,483,762	15,448,054	—	17,931,816
South Africa	6,350,363	11,957,223	—	18,307,586
South Korea	—	64,747,720	—	64,747,720
Spain	—	31,261,152	—	31,261,152
Sweden	434,992	39,245,290	—	39,680,282
Switzerland	—	79,512,196	—	79,512,196
Taiwan	1,248,767	106,467,773	—	107,716,540
Thailand	—	7,544,195	—	7,544,195
Turkey	3,833,825	—	—	3,833,825
United Arab Emirates	5,427,492	994,075	—	6,421,567
United Kingdom	1,073,812	131,612,983	—	132,686,795
United States	3,156,442	109,392,774	—	112,549,216
Zambia	709,960	—	—	709,960
Preferred Securities
Preferred Stocks
South Korea	—	3,799,054	—	3,799,054
Brazil	6,694,171	—	—	6,694,171
Chile	445,955	—	—	445,955
Colombia	236,422	—	—	236,422
Russia	—	—	44	44
Germany	—	4,833,529	—	4,833,529
Rights	1,016	—	—	1,016
Warrants	—	—	—	—
Master Portfolio Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
June 30, 2024
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 72,518,539	$ —	$ —	$ 72,518,539
	$ 317,920,523	$ 1,688,744,925	$ 25,685	$ 2,006,691,133
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 70,762	$ —	$ —	$ 70,762

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
34
2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities(unaudited)
June 30, 2024

Total International ex U.S. Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,934,172,594
Investments, at value — affiliated(c)	72,518,539
Cash	12,405
Cash pledged for futures contracts	833,000
Foreign currency, at value(d)	4,077,489
Receivables:
Investments sold	2,231
Securities lending income — affiliated	14,136
Dividends — unaffiliated	4,136,411
Dividends — affiliated	76,571
Variation margin on futures contracts	28,398
Prepaid expenses	1,946
Total assets	2,015,873,720
LIABILITIES
Collateral on securities loaned	51,384,566
Payables:
Accounting services fees	138,331
Withdrawals to investors	89,082,272
Deferred foreign capital gain tax	4,129,025
Foreign taxes	2,933
Investment advisory fees	46,919
Trustees’ fees	2,926
Other accrued expenses	9,090
Professional fees	73,762
Variation margin on futures contracts	10,306
Total liabilities	144,880,130
Commitments and contingent liabilities
NET ASSETS	$ 1,870,993,590
NET ASSETS CONSIST OF
Investors’ capital	$ 1,345,140,864
Net unrealized appreciation (depreciation)	525,852,726
NET ASSETS	$ 1,870,993,590
(a) Investments, at cost—unaffiliated	$1,404,221,629
(b) Securities loaned, at value	$48,770,996
(c) Investments, at cost—affiliated	$72,517,319
(d) Foreign currency, at cost	$4,096,346
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
35

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

Total International ex U.S. Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$36,203,245
Dividends — affiliated	466,812
Securities lending income — affiliated — net	110,538
Foreign taxes withheld	(5,582,732)
Total investment income	31,197,863
EXPENSES
Investment advisory	276,510
Accounting services	253,559
Professional	45,325
Trustees	9,228
Printing and postage	954
Miscellaneous	21,728
Total expenses excluding interest expense	607,304
Interest expense — unaffiliated	50,035
Total expenses	657,339
Less:
Fees waived and/or reimbursed by the Manager	(6,140)
Total expenses after fees waived and/or reimbursed	651,199
Net investment income	30,546,664
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(10,552,908)
Investments — affiliated	(4,532)
Foreign currency transactions	(328,711)
Futures contracts	920,337
(9,965,814)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	80,010,572
Investments — affiliated	(10,957)
Foreign currency translations	(68,771)
Futures contracts	70,762
80,001,606
Net realized and unrealized gain	70,035,792
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,582,456
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(71,925)
(b) Net of increase in deferred foreign capital gain tax of	$(1,747,210)
See notes to financial statements.
36
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$30,546,664	$45,490,171
Net realized loss	(9,965,814)	(40,737,264)
Net change in unrealized appreciation (depreciation)	80,001,606	222,082,435
Net increase in net assets resulting from operations	100,582,456	226,835,342
CAPITAL TRANSACTIONS
Proceeds from contributions	296,428,379	750,325,317
Value of withdrawals	(273,436,966)	(731,015,692)
Net increase in net assets derived from capital transactions	22,991,413	19,309,625
NET ASSETS
Total increase in net assets	123,573,869	246,144,967
Beginning of period	1,747,419,721	1,501,274,754
End of period	$1,870,993,590	$1,747,419,721
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
37

Financial Highlights
(unaudited)

Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	5.60%(a)	15.28%	(16.31)%	7.70%	10.82%	21.29%
Ratios to Average Net Assets(b)
Total expenses	0.07%(c)	0.08%	0.08%	0.07%	0.09%	0.08%
Total expenses after fees waived and/or reimbursed	0.07%(c)	0.08%	0.07%	0.07%	0.09%	0.08%
Net investment income	3.31%(c)	2.85%	2.98%	2.44%	2.30%	3.17%
Supplemental Data
Net assets, end of period (000)	$1,870,994	$1,747,420	$1,501,275	$1,403,202	$1,206,358	$1,094,908
Portfolio turnover rate	4%	29%	28%	13%	23%	5%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
38
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Master Portfolio Notes to Financial Statements
39

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
40
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 880,745	$ (880,745)	$ —	$ —
Barclays Capital, Inc.	4,933,409	(4,933,409)	—	—
BNP Paribas SA	4,438,137	(4,438,137)	—	—
Master Portfolio Notes to Financial Statements
41

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Citadel Clearing LLC	$ 1,052,030	$ (1,052,030)	$ —	$ —
Citigroup Global Markets Ltd.	89,342	(89,342)	—	—
Goldman Sachs & Co. LLC	21,162,578	(21,162,578)	—	—
HSBC Bank PLC	7,770,218	(7,770,218)	—	—
J.P. Morgan Securities LLC	1,170,766	(1,170,766)	—	—
Jefferies LLC	439,258	(439,258)	—	—
Mizuho Securities USA LLC	280,626	(280,626)	—	—
Morgan Stanley	133,508	(133,508)	—	—
State Street Bank & Trust Co.	5,329,039	(5,329,039)	—	—
Toronto-Dominion Bank	402,376	(402,376)	—	—
UBS AG	119,192	(119,192)	—	—
Wells Fargo Bank N.A.	569,772	(569,772)	—	—
	$ 48,770,996	$ (48,770,996)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
42
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived and/or reimbursed was $6,140.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $32,119 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Master Portfolio Notes to Financial Statements
43

Notes to Financial Statements (unaudited) (continued)

Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$ 36,169,848	$ 2,771,034	$ (353,507)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $183,228,819 and $77,878,554, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$ 1,519,880,080	$ 616,356,552	$ (129,474,737)	$ 486,881,815
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
44
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the
Master Portfolio Notes to Financial Statements
45

Notes to Financial Statements (unaudited) (continued)

markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
46
2024 BlackRock Semi-Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Additional Information
47

Additional Information (continued)

Fund and/or MIP Service Providers (continued)
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
48
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.  iShares MSCI Total International Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund.  Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund.  For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis.  The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.  Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information.  BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreement
49

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel.  The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark.  The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records.  The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
50
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices.  The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory.  In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
51

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
52
2024 BlackRock Semi-Annual Financial Statements

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Statement of Assets and Liabilities (unaudited)
June 30, 2024

iShares U.S. Aggregate Bond Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 2,802,391,375
Receivables:
Capital shares sold	17,841,765
Total assets	2,820,233,140
LIABILITIES
Payables:
Administration fees	39,571
Capital shares redeemed	9,909,665
Contributions to the Master Portfolio	7,932,100
Income dividend distributions	1,406,190
Professional fees	6,101
Service fees	33,587
Total liabilities	19,327,214
Commitments and contingent liabilities
NET ASSETS	$ 2,800,905,926
NET ASSETS CONSIST OF
Paid-in capital	$ 3,144,903,433
Accumulated loss	(343,997,507)
NET ASSETS	$ 2,800,905,926
Fund Statement of Assets and Liabilities

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024

iShares U.S. Aggregate Bond Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 222,206,693
Shares outstanding	25,006,401
Net asset value	$ 8.89
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 158,328,679
Shares outstanding	17,818,462
Net asset value	$ 8.89
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 8,036,415
Shares outstanding	904,647
Net asset value	$ 8.88
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 2,412,334,139
Shares outstanding	271,289,063
Net asset value	$ 8.89
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

iShares U.S. Aggregate Bond Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$3,869,108
Interest — unaffiliated	45,638,688
Securities lending income — affiliated — net	594,377
Foreign taxes withheld	(24)
Expenses	(552,944)
Fees waived	62,471
Total investment income	49,611,676
FUND EXPENSES
Administration — class specific	229,252
Service — class specific	189,538
Professional	6,079
Miscellaneous	4,319
Total expenses	429,188
Less:
Fees waived and/or reimbursed by the Administrator	(6,079)
Total expenses after fees waived and/or reimbursed	423,109
Net investment income	49,188,567
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(8,299,962)
Investments — affiliated	41,787
(8,258,175)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(54,785,252)
Investments — affiliated	(207,550)
(54,992,802)
Net realized and unrealized loss	(63,250,977)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,062,410)
See notes to financial statements.
Fund Statement of Operations

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$49,188,567	$76,651,590
Net realized loss	(8,258,175)	(10,985,437)
Net change in unrealized appreciation (depreciation)	(54,992,802)	66,676,109
Net increase (decrease) in net assets resulting from operations	(14,062,410)	132,342,262
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(3,983,377)	(7,025,382)
Investor A	(2,366,113)	(3,122,884)
Investor P	(128,220)	(218,829)
Class K	(41,621,511)	(65,475,102)
Return of capital
Institutional	—	(108,686)
Investor A	—	(52,081)
Investor P	—	(3,661)
Class K	—	(991,781)
Decrease in net assets resulting from distributions to shareholders	(48,099,221)	(76,998,406)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	241,948,462	338,518,402
NET ASSETS
Total increase in net assets	179,786,831	393,862,258
Beginning of period	2,621,119,095	2,227,256,837
End of period	$2,800,905,926	$2,621,119,095

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.10	$8.89	$10.48	$10.89	$10.39	$9.85
Net investment income(a)	0.16	0.28	0.20	0.19	0.24	0.29
Net realized and unrealized gain (loss)	(0.21)	0.21	(1.56)	(0.39)	0.54	0.54
Net increase (decrease) from investment operations	(0.05)	0.49	(1.36)	(0.20)	0.78	0.83
Distributions(b)
From net investment income	(0.16)	(0.28)	(0.23)	(0.21)	(0.26)	(0.29)
From net realized gain	—	—	—	(0.00)(c)	(0.02)	—
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—	—
Total distributions	(0.16)	(0.28)	(0.23)	(0.21)	(0.28)	(0.29)
Net asset value, end of period	$8.89	$9.10	$8.89	$10.48	$10.89	$10.39
Total Return(d)
Based on net asset value	(0.57)%(e)	5.66%	(13.09)%	(1.85)%	7.59%	8.56%(f)
Ratios to Average Net Assets(g)(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.09%	0.09%	0.10%
Total expenses after fees waived and/or reimbursed	0.10%(i)	0.10%	0.10%	0.09%	0.09%	0.10%
Net investment income	3.61%(i)	3.16%	2.13%	1.75%	2.18%	2.85%
Supplemental Data
Net assets, end of period (000)	$222,207	$226,387	$248,151	$419,040	$371,074	$187,854
Portfolio turnover rate of the Master Portfolio(j)	54%	78%	161%	175%	186%	158%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	29%	44%	93%	89%	101%	97%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.10	$8.89	$10.48	$10.89	$10.39	$9.84
Net investment income(a)	0.15	0.26	0.18	0.16	0.21	0.26
Net realized and unrealized gain (loss)	(0.21)	0.21	(1.57)	(0.39)	0.54	0.56
Net increase (decrease) from investment operations	(0.06)	0.47	(1.39)	(0.23)	0.75	0.82
Distributions(b)
From net investment income	(0.15)	(0.26)	(0.20)	(0.18)	(0.23)	(0.27)
From net realized gain	—	—	—	(0.00)(c)	(0.02)	—
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—	—
Total distributions	(0.15)	(0.26)	(0.20)	(0.18)	(0.25)	(0.27)
Net asset value, end of period	$8.89	$9.10	$8.89	$10.48	$10.89	$10.39
Total Return(d)
Based on net asset value	(0.69)%(e)	5.39%	(13.31)%	(2.09)%	7.33%	8.39%(f)
Ratios to Average Net Assets(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.34%	0.34%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.34%	0.34%	0.35%
Net investment income	3.37%(i)	2.93%	1.90%	1.46%	1.98%	2.61%
Supplemental Data
Net assets, end of period (000)	$158,329	$131,280	$96,331	$144,418	$161,624	$121,421
Portfolio turnover rate of the Master Portfolio(j)	54%	78%	161%	175%	186%	158%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	29%	44%	93%	89%	101%	97%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.09	$8.89	$10.48	$10.89	$10.39	$9.85
Net investment income(a)	0.15	0.26	0.18	0.16	0.21	0.27
Net realized and unrealized gain (loss)	(0.21)	0.20	(1.57)	(0.39)	0.55	0.54
Net increase (decrease) from investment operations	(0.06)	0.46	(1.39)	(0.23)	0.76	0.81
Distributions(b)
From net investment income	(0.15)	(0.26)	(0.20)	(0.18)	(0.24)	(0.27)
From net realized gain	—	—	—	(0.00)(c)	(0.02)	—
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—	—
Total distributions	(0.15)	(0.26)	(0.20)	(0.18)	(0.26)	(0.27)
Net asset value, end of period	$8.88	$9.09	$8.89	$10.48	$10.89	$10.39
Total Return(d)
Based on net asset value	(0.69)%(e)	5.28%	(13.31)%	(2.09)%	7.34%	8.32%(f)
Ratios to Average Net Assets(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.34%	0.34%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.34%	0.34%	0.35%
Net investment income	3.37%(i)	2.93%	1.91%	1.50%	1.95%	2.54%
Supplemental Data
Net assets, end of period (000)	$8,036	$7,986	$7,148	$8,461	$7,045	$2,714
Portfolio turnover rate of the Master Portfolio(j)	54%	78%	161%	175%	186%	158%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	29%	44%	93%	89%	101%	97%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.10	$8.90	$10.49	$10.90	$10.40	$9.85
Net investment income(a)	0.16	0.29	0.21	0.19	0.25	0.29
Net realized and unrealized gain (loss)	(0.21)	0.20	(1.57)	(0.39)	0.54	0.56
Net increase (decrease) from investment operations	(0.05)	0.49	(1.36)	(0.20)	0.79	0.85
Distributions(b)
From net investment income	(0.16)	(0.29)	(0.23)	(0.21)	(0.27)	(0.30)
From net realized gain	—	—	—	(0.00)(c)	(0.02)	—
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—	—
Total distributions	(0.16)	(0.29)	(0.23)	(0.21)	(0.29)	(0.30)
Net asset value, end of period	$8.89	$9.10	$8.90	$10.49	$10.90	$10.40
Total Return(d)
Based on net asset value	(0.54)%(e)	5.59%	(13.03)%	(1.80)%	7.64%	8.71%(f)
Ratios to Average Net Assets(g)(h)
Total expenses	0.05%(i)	0.05%	0.05%	0.04%	0.04%	0.05%
Total expenses after fees waived and/or reimbursed	0.05%(i)	0.05%	0.05%	0.04%	0.04%	0.05%
Net investment income	3.67%(i)	3.22%	2.23%	1.80%	2.29%	2.89%
Supplemental Data
Net assets, end of period (000)	$2,412,334	$2,255,466	$1,875,627	$2,014,141	$2,165,698	$1,730,754
Portfolio turnover rate of the Master Portfolio(j)	54%	78%	161%	175%	186%	158%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	29%	44%	93%	89%	101%	97%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2024, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees,
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor P	Class K
Administration fees - class specific	0.06%	0.06%	0.06%	0.01%
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor P	Class K	Total
Administration fees — class specific	$ 67,659	$ 43,146	$ 2,343	$ 116,104	$ 229,252
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.  For the six months ended June 30, 2024, BAL did not waive any amount.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor P	Total
iShares U.S. Aggregate Bond Index Fund	$ 179,777	$ 9,761	$ 189,538
Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $939.
Expense Limitations, Waivers and Reimbursements:  The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $6,079.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
iShares U.S. Aggregate Bond Index Fund	$ (55,138,550)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	7,732,689	$ 68,829,345	19,175,477	$ 171,541,653
Shares issued in reinvestment of distributions	450,313	4,002,736	783,615	6,984,760
Shares redeemed	(8,066,517)	(71,751,377)	(22,970,770)	(206,237,308)
	116,485	$ 1,080,704	(3,011,678)	$ (27,710,895)
Investor A
Shares sold	5,131,768	$ 45,688,883	6,159,976	$ 54,782,731
Shares issued in reinvestment of distributions	267,173	2,373,827	354,487	3,155,123
Shares redeemed	(2,014,026)	(17,919,816)	(2,911,812)	(25,930,005)
	3,384,915	$ 30,142,894	3,602,651	$ 32,007,849
Investor P
Shares sold	104,909	$ 932,703	215,970	$ 1,918,529
Shares issued in reinvestment of distributions	14,158	125,774	24,311	216,440
Shares redeemed	(92,618)	(824,045)	(165,927)	(1,480,440)
	26,449	$ 234,432	74,354	$ 654,529
Class K
Shares sold	57,543,882	$ 513,217,809	89,442,806	$ 799,679,795
Shares issued in reinvestment of distributions	4,693,781	41,730,824	7,395,568	65,907,250
Shares redeemed	(38,750,083)	(344,458,201)	(59,773,357)	(532,020,126)
	23,487,580	$ 210,490,432	37,065,017	$ 333,566,919
	27,015,429	$ 241,948,462	37,730,344	$ 338,518,402
As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/27	$1,698	$ 1,667,606
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	1,500	1,498,900
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	4,000	4,047,882
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	360	357,404
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/28	2,130	2,149,907
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	210	208,844
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3, 0.26%, 11/17/25	104	102,805
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	998,410
Total Asset-Backed Securities — 0.4% (Cost: $11,091,454)		11,031,758
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.(a)
2.45%, 04/30/30	121	104,317
2.60%, 08/01/31	68	57,385
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	87	84,151
		245,853
Aerospace & Defense — 0.5%
Boeing Co.
2.75%, 02/01/26	171	162,510
2.20%, 02/04/26	427	401,327
3.10%, 05/01/26	171	162,251
2.70%, 02/01/27(a)	80	73,752
2.80%, 03/01/27(a)	171	157,466
5.04%, 05/01/27(a)	341	333,487
6.26%, 05/01/27(b)	125	125,845
3.25%, 03/01/28	300	273,541
3.20%, 03/01/29(a)	341	302,542
6.30%, 05/01/29(a)(b)	95	96,336
2.95%, 02/01/30(a)	100	85,613
5.15%, 05/01/30	800	768,229
6.39%, 05/01/31(a)(b)	440	447,945
6.13%, 02/15/33	74	73,700
6.53%, 05/01/34(b)	40	40,956
3.25%, 02/01/35	275	209,999
5.71%, 05/01/40	341	314,390
3.38%, 06/15/46	87	55,475
3.85%, 11/01/48	171	113,127
3.90%, 05/01/49(a)	130	86,949
3.75%, 02/01/50(a)	243	159,010
5.81%, 05/01/50	450	405,540
6.86%, 05/01/54(b)	45	46,178
5.93%, 05/01/60	427	381,760
7.01%, 05/01/64(b)	30	30,716
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	300	276,825
General Dynamics Corp.
1.15%, 06/01/26(a)	78	72,507
2.13%, 08/15/26	87	81,901
3.75%, 05/15/28(a)	87	83,705
Security	Par (000)	Value
Aerospace & Defense (continued)
General Dynamics Corp. (continued)
2.25%, 06/01/31	$61	$ 51,544
4.25%, 04/01/40	171	150,118
2.85%, 06/01/41(a)	83	59,723
4.25%, 04/01/50	87	73,279
General Electric Co., 6.75%, 03/15/32(a)	200	219,029
Howmet Aerospace, Inc.
3.00%, 01/15/29(a)	100	90,810
5.95%, 02/01/37	100	102,911
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28(a)	71	62,439
L3Harris Technologies, Inc.
5.40%, 01/15/27(a)	100	100,404
4.40%, 06/15/28	458	444,802
5.05%, 06/01/29(a)	50	49,648
2.90%, 12/15/29(a)	121	107,919
1.80%, 01/15/31	158	127,830
5.25%, 06/01/31	45	44,849
5.40%, 07/31/33	205	204,353
5.35%, 06/01/34	35	34,750
5.60%, 07/31/53	100	99,123
Lockheed Martin Corp.
3.55%, 01/15/26(a)	194	189,298
5.10%, 11/15/27(a)	35	35,238
4.50%, 02/15/29(a)	45	44,312
1.85%, 06/15/30(a)	300	252,728
3.90%, 06/15/32(a)	58	54,097
5.25%, 01/15/33(a)	50	50,825
4.80%, 08/15/34(a)	50	48,826
3.60%, 03/01/35(a)	65	57,000
4.50%, 05/15/36(a)	141	132,361
4.07%, 12/15/42	189	158,933
4.70%, 05/15/46(a)	130	116,968
4.09%, 09/15/52	187	149,750
4.15%, 06/15/53(a)	140	112,949
5.70%, 11/15/54(a)	110	113,125
5.20%, 02/15/55	100	95,716
4.30%, 06/15/62(a)	140	113,040
5.90%, 11/15/63	40	41,962
5.20%, 02/15/64(a)	100	94,546
Northrop Grumman Corp.
3.25%, 01/15/28	341	321,147
4.60%, 02/01/29(a)	50	49,090
4.40%, 05/01/30(a)	171	165,110
4.70%, 03/15/33(a)	100	96,475
4.90%, 06/01/34	50	48,622
4.75%, 06/01/43	151	135,177
4.03%, 10/15/47	257	203,089
5.25%, 05/01/50	150	142,308
4.95%, 03/15/53	75	67,460
5.20%, 06/01/54	100	93,631
RTX Corp.
3.95%, 08/16/25(a)	171	168,067
5.00%, 02/27/26(a)	75	74,635
2.65%, 11/01/26	300	283,031
5.75%, 11/08/26(a)	100	101,069
3.50%, 03/15/27	171	163,851
3.13%, 05/04/27(a)	171	162,072
4.13%, 11/16/28	211	203,108
5.75%, 01/15/29	85	87,275
2.25%, 07/01/30	246	210,097
6.00%, 03/15/31(a)	200	208,330

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
1.90%, 09/01/31	$171	$ 137,213
2.38%, 03/15/32	200	163,926
5.15%, 02/27/33(a)	125	123,702
6.10%, 03/15/34	120	126,313
4.45%, 11/16/38	87	76,821
4.88%, 10/15/40	87	78,940
4.70%, 12/15/41	74	65,491
4.50%, 06/01/42(a)	350	303,139
4.15%, 05/15/45	87	70,283
3.75%, 11/01/46(a)	130	97,272
4.35%, 04/15/47	171	141,006
4.05%, 05/04/47(a)	87	68,403
4.63%, 11/16/48	214	183,673
3.13%, 07/01/50(a)	227	149,059
2.82%, 09/01/51	87	52,978
3.03%, 03/15/52(a)	100	63,758
5.38%, 02/27/53(a)	95	90,213
6.40%, 03/15/54	55	59,968
		14,744,589
Air Freight & Logistics — 0.1%
FedEx Corp.
3.25%, 04/01/26	95	91,719
4.25%, 05/15/30(a)	141	135,386
2.40%, 05/15/31(a)	109	92,298
3.90%, 02/01/35(a)	67	59,629
3.25%, 05/15/41(a)	147	107,880
3.88%, 08/01/42	50	39,071
4.75%, 11/15/45	114	98,280
4.55%, 04/01/46(a)	130	108,318
4.40%, 01/15/47	87	70,921
4.05%, 02/15/48	87	67,609
4.95%, 10/17/48(a)	171	150,948
5.25%, 05/15/50(a)	150	139,532
United Parcel Service, Inc.
2.40%, 11/15/26(a)	141	132,976
3.05%, 11/15/27(a)	87	82,018
4.88%, 03/03/33(a)	60	59,078
5.15%, 05/22/34	75	74,792
6.20%, 01/15/38(a)	74	80,121
5.20%, 04/01/40	171	167,417
3.63%, 10/01/42	87	68,535
3.40%, 11/15/46	78	57,732
3.75%, 11/15/47	87	66,820
3.40%, 09/01/49(a)	75	54,030
5.30%, 04/01/50	171	166,472
5.05%, 03/03/53	60	56,058
5.50%, 05/22/54(a)	75	74,373
5.60%, 05/22/64	75	74,367
		2,376,380
Automobile Components — 0.0%
Aptiv PLC
4.40%, 10/01/46(a)	87	67,887
3.10%, 12/01/51	171	104,422
Aptiv PLC/Aptiv Corp.(a)
3.25%, 03/01/32	102	88,437
4.15%, 05/01/52	87	64,773
BorgWarner, Inc., 2.65%, 07/01/27(a)	156	144,726
Lear Corp.
2.60%, 01/15/32(a)	71	58,144
5.25%, 05/15/49	87	76,910
Security	Par (000)	Value
Automobile Components (continued)
Lear Corp. (continued)
3.55%, 01/15/52(a)	$74	$ 50,682
Magna International, Inc.
5.05%, 03/14/29(a)	25	24,985
2.45%, 06/15/30	60	51,790
5.50%, 03/21/33(a)	20	20,338
		753,094
Automobiles — 0.6%
American Honda Finance Corp.
1.00%, 09/10/25(a)	200	189,793
5.80%, 10/03/25(a)	50	50,248
4.95%, 01/09/26	50	49,732
1.30%, 09/09/26	71	65,425
2.35%, 01/08/27	87	81,380
4.90%, 03/12/27(a)	50	49,812
4.70%, 01/12/28	20	19,806
2.00%, 03/24/28(a)	93	83,603
5.13%, 07/07/28(a)	300	301,367
5.65%, 11/15/28(a)	50	51,236
2.25%, 01/12/29	87	77,307
4.90%, 03/13/29(a)	50	49,803
4.60%, 04/17/30(a)	60	58,802
5.85%, 10/04/30(a)	50	52,157
4.90%, 01/10/34(a)	35	33,965
Cummins, Inc.(a)
0.75%, 09/01/25	87	82,609
4.88%, 10/01/43	300	275,328
2.60%, 09/01/50	87	52,970
Ford Motor Co.(a)
7.45%, 07/16/31	100	107,611
3.25%, 02/12/32	100	82,643
6.10%, 08/19/32	200	199,714
4.75%, 01/15/43	200	161,730
7.40%, 11/01/46	100	107,527
5.29%, 12/08/46	200	174,982
Ford Motor Credit Co. LLC
4.13%, 08/04/25	200	196,247
3.38%, 11/13/25	400	387,122
4.39%, 01/08/26	400	391,472
6.95%, 03/06/26	400	406,460
6.95%, 06/10/26	200	203,827
4.54%, 08/01/26	200	194,665
2.70%, 08/10/26	200	187,853
5.85%, 05/17/27	200	199,976
4.95%, 05/28/27(a)	200	195,222
4.13%, 08/17/27	200	190,039
7.35%, 11/04/27	400	416,798
6.80%, 05/12/28	200	206,047
6.80%, 11/07/28	200	206,659
7.35%, 03/06/30	200	211,659
4.00%, 11/13/30	200	178,543
7.12%, 11/07/33(a)	200	211,335
6.13%, 03/08/34	200	197,822
General Motors Co.
4.20%, 10/01/27(a)	171	164,812
6.80%, 10/01/27(a)	104	107,961
5.40%, 10/15/29(a)	65	64,667
5.60%, 10/15/32(a)	100	100,022
5.00%, 04/01/35	130	121,698
6.60%, 04/01/36(a)	187	195,675
5.15%, 04/01/38	287	264,011
6.25%, 10/02/43(a)	150	149,374
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued)
5.20%, 04/01/45(a)	$171	$ 150,077
6.75%, 04/01/46	133	138,885
5.95%, 04/01/49(a)	112	108,701
General Motors Financial Co., Inc.
4.30%, 07/13/25(a)	171	168,716
6.05%, 10/10/25	380	381,370
5.25%, 03/01/26(a)	179	177,996
5.40%, 04/06/26(a)	65	64,852
1.50%, 06/10/26	171	158,372
4.35%, 01/17/27	87	84,739
2.35%, 02/26/27(a)	171	158,183
5.00%, 04/09/27(a)	200	197,959
5.35%, 07/15/27	60	59,832
2.70%, 08/20/27	171	157,738
6.00%, 01/09/28	50	50,820
2.40%, 04/10/28(a)	89	79,807
5.80%, 06/23/28(a)	55	55,674
2.40%, 10/15/28	168	148,468
5.80%, 01/07/29	75	75,668
5.65%, 01/17/29	87	87,407
4.30%, 04/06/29(a)	300	285,012
5.55%, 07/15/29(a)	45	44,998
5.85%, 04/06/30(a)	45	45,551
3.60%, 06/21/30	90	80,826
2.70%, 06/10/31(a)	122	100,865
5.60%, 06/18/31	30	29,775
3.10%, 01/12/32	75	63,035
6.40%, 01/09/33(a)	75	77,839
6.10%, 01/07/34(a)	75	75,811
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	133	116,690
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	123,698
PACCAR Financial Corp.
3.55%, 08/11/25	270	265,101
4.95%, 10/03/25	80	79,694
4.45%, 03/30/26	220	217,796
1.10%, 05/11/26(a)	110	102,245
5.20%, 11/09/26(a)	25	25,092
2.00%, 02/04/27	75	69,579
5.00%, 05/13/27(a)	50	50,114
4.60%, 01/10/28(a)	100	99,030
4.60%, 01/31/29(a)	50	49,452
5.00%, 03/22/34(a)	25	24,903
Toyota Motor Corp.
1.34%, 03/25/26(a)	87	81,573
5.28%, 07/13/26(a)	40	40,117
5.12%, 07/13/28(a)	250	251,829
2.76%, 07/02/29(a)	65	59,527
2.36%, 03/25/31	87	74,921
5.12%, 07/13/33(a)	45	46,895
Toyota Motor Credit Corp.
3.65%, 08/18/25	80	78,542
5.60%, 09/11/25	25	25,098
5.40%, 11/10/25	100	100,240
4.80%, 01/05/26(a)	50	49,751
5.20%, 05/15/26(a)	50	50,082
4.45%, 05/18/26	80	78,976
1.13%, 06/18/26	210	194,476
5.00%, 08/14/26(a)	100	99,772
5.40%, 11/20/26(a)	50	50,350
1.90%, 01/13/27(a)	171	158,165
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
3.05%, 03/22/27	$171	$ 162,389
4.55%, 09/20/27	100	98,774
4.63%, 01/12/28(a)	40	39,623
1.90%, 04/06/28(a)	189	169,694
5.25%, 09/11/28(a)	25	25,286
4.65%, 01/05/29	50	49,389
3.65%, 01/08/29(a)	171	162,467
5.05%, 05/16/29(a)	50	50,175
4.45%, 06/29/29(a)	100	98,059
2.15%, 02/13/30(a)	87	75,140
3.38%, 04/01/30	300	275,910
4.55%, 05/17/30(a)	80	78,164
5.10%, 03/21/31(a)	250	250,109
1.90%, 09/12/31(a)	121	98,204
4.70%, 01/12/33(a)	45	43,749
Series B, 5.00%, 03/19/27(a)	50	49,996
		15,509,328
Banks — 5.6%
African Development Bank
4.63%, 01/04/27	1,000	998,066
4.38%, 03/14/28(a)	600	595,377
Asian Development Bank
3.75%, 04/25/28(a)	1,000	972,198
4.50%, 08/25/28(a)	300	299,882
4.00%, 01/12/33(a)	400	385,800
3.88%, 06/14/33	200	190,799
Asian Infrastructure Investment Bank, 4.88%, 09/14/26(a)	1,000	1,001,920
Banco Bilbao Vizcaya Argentaria SA(a)(c)
(1-year CMT + 2.30%), 5.86%, 09/14/26	200	200,011
(1-year CMT + 3.30%), 7.88%, 11/15/34	200	217,923
Banco Santander SA
5.15%, 08/18/25(a)	600	595,332
5.18%, 11/19/25(a)	200	198,069
1.85%, 03/25/26(a)	400	374,929
5.29%, 08/18/27	400	397,352
5.59%, 08/08/28	200	201,850
2.75%, 12/03/30	400	332,834
6.92%, 08/08/33	200	208,796
6.94%, 11/07/33	200	218,451
6.35%, 03/14/34(a)	200	200,143
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	200	183,404
Bank of America Corp.
3.88%, 08/01/25(a)	384	378,123
4.45%, 03/03/26	229	225,195
3.50%, 04/19/26	111	107,583
4.25%, 10/22/26(a)	221	215,515
3.25%, 10/21/27(a)	236	223,212
6.11%, 01/29/37(a)	350	363,654
7.75%, 05/14/38	200	237,827
5.88%, 02/07/42	189	196,518
5.00%, 01/21/44	214	201,322
4.88%, 04/01/44(a)	171	157,320
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	600	556,155
(1-day SOFR + 1.01%), 1.20%, 10/24/26(a)(c)	189	178,295
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	362	337,869
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	302,516
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	312,478
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	405,220
(1-day SOFR + 1.29%), 5.08%, 01/20/27(c)	230	228,620
(1-day SOFR + 1.32%), 2.69%, 04/22/32(a)(c)	536	452,985

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)(c)	$457	$ 386,748
(1-day SOFR + 1.34%), 5.93%, 09/15/27(a)(c)	150	151,614
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	238,070
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	341	280,878
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	70	45,644
(1-day SOFR + 1.57%), 5.82%, 09/15/29(a)(c)	250	255,234
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	327,949
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	211	158,774
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	245	244,612
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)(c)	690	689,302
(1-day SOFR + 1.75%), 4.83%, 07/22/26(c)	320	316,915
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	373	351,762
(1-day SOFR + 1.84%), 5.87%, 09/15/34(a)(c)	350	360,043
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	140	88,452
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	520	514,542
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)(c)	511	357,029
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	159,623
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	416,624
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)(c)	300	259,385
(1-day SOFR + 2.16%), 5.02%, 07/22/33(a)(c)	610	596,227
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	343,147
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	500	470,162
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(c)	471	455,443
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	171	163,500
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	251	227,914
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	171	152,188
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	104	81,863
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(a)(c)	300	284,107
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	249	239,915
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	145,303
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	87	82,805
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	171	163,786
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	341	284,665
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	341	328,668
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	257	227,034
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	197	167,967
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	350	279,526
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	171	136,299
Series L, 4.18%, 11/25/27	171	165,081
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(c)	291	272,835
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	246,230
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)(c)	124	88,996
Security	Par (000)	Value
Banks (continued)
Bank of America N.A.
5.65%, 08/18/25	$250	$ 250,770
5.53%, 08/18/26	250	251,775
Series BKNT, 6.00%, 10/15/36	250	262,780
Bank of Montreal
5.92%, 09/25/25(a)	50	50,227
5.30%, 06/05/26	40	39,965
5.27%, 12/11/26(a)	40	39,939
2.65%, 03/08/27	133	124,684
5.37%, 06/04/27(a)	75	75,314
5.20%, 02/01/28	150	150,219
5.72%, 09/25/28(a)	100	102,023
5.51%, 06/04/31(a)	75	75,794
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	197,215
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	81,742
Bank of Nova Scotia
4.50%, 12/16/25(a)	87	85,613
4.75%, 02/02/26	60	59,370
2.70%, 08/03/26(a)	87	82,450
1.30%, 09/15/26	240	220,050
5.35%, 12/07/26(a)	50	50,062
1.95%, 02/02/27	171	157,733
5.40%, 06/04/27(a)	50	50,231
5.25%, 06/12/28	60	60,302
5.45%, 08/01/29(a)	50	50,492
4.85%, 02/01/30(a)	60	59,036
2.15%, 08/01/31(a)	171	140,095
2.45%, 02/02/32	171	141,033
5.65%, 02/01/34(a)	250	254,012
Barclays PLC
4.38%, 01/12/26	200	196,618
5.25%, 08/17/45(a)	250	235,430
4.95%, 01/10/47	200	178,332
(1-day SOFR + 2.21%), 5.83%, 05/09/27(c)	200	200,293
(1-day SOFR + 2.42%), 6.04%, 03/12/55(c)	200	202,698
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)(c)	200	212,027
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	204,926
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(c)	200	212,189
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	222	205,662
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	406,764
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	159,390
(1-year CMT + 2.30%), 5.30%, 08/09/26(c)	245	243,377
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	299,437
(1-year CMT + 3.05%), 7.33%, 11/02/26(c)	200	203,488
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	210,724
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	219,947
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(c)	400	391,520
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	100	98,298
0.95%, 10/23/25(a)	124	117,035
1.25%, 06/22/26(a)	341	315,548
5.62%, 07/17/26(a)	25	25,129
5.93%, 10/02/26(a)	50	50,640
5.24%, 06/28/27	75	74,881
5.00%, 04/28/28	60	59,566
5.99%, 10/03/28(a)	50	51,380
5.26%, 04/08/29(a)	75	74,855
6.09%, 10/03/33(a)	250	259,056
Citibank N.A.
5.86%, 09/29/25	250	251,265
5.80%, 09/29/28(a)	250	256,839
Series BKNT, 5.49%, 12/04/26	250	251,350
Citibank NA, Series BKNT, 5.44%, 04/30/26(a)	250	250,869
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
5.50%, 09/13/25(a)	$171	$ 170,812
3.70%, 01/12/26(a)	171	166,536
4.60%, 03/09/26	130	127,911
3.40%, 05/01/26(a)	87	84,024
3.20%, 10/21/26	427	407,220
4.30%, 11/20/26	53	51,699
4.45%, 09/29/27	250	243,683
4.13%, 07/25/28(a)	130	124,790
6.63%, 06/15/32(a)	74	78,983
6.13%, 08/25/36	184	188,246
8.13%, 07/15/39(a)	100	125,012
5.88%, 01/30/42(a)	127	130,204
6.68%, 09/13/43(a)	87	94,841
5.30%, 05/06/44	87	81,042
4.65%, 07/30/45(a)	130	113,501
4.75%, 05/18/46	257	220,464
4.65%, 07/23/48(a)	257	224,199
(1-day SOFR + 0.77%), 1.12%, 01/28/27(c)	376	350,676
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)	300	278,048
(1-day SOFR + 1.15%), 2.67%, 01/29/31(a)(c)	171	148,907
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	207	172,505
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	397,669
(1-day SOFR + 1.28%), 3.07%, 02/24/28(a)(c)	171	161,379
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	257	218,298
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	320	318,136
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	87	60,682
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	171	152,304
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	250	248,041
(1-day SOFR + 1.55%), 5.61%, 09/29/26(c)	305	304,831
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	150	147,611
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	635,303
(1-day SOFR + 2.06%), 5.83%, 02/13/35(a)(c)	200	197,917
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	500	480,130
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	457	392,254
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(c)	200	209,467
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(c)	300	305,097
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)(c)	410	390,759
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)(c)	341	322,309
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	200	167,548
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(a)(c)	200	191,734
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	177	167,090
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	171	163,002
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	171	165,064
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)(c)	171	142,393
Citizens Financial Group, Inc.
2.85%, 07/27/26	257	242,707
2.50%, 02/06/30	61	51,731
2.64%, 09/30/32(a)	100	76,716
(1-day SOFR + 2.01%), 5.84%, 01/23/30(a)(c)	200	199,375
(5-year CMT + 2.75%), 5.64%, 05/21/37(a)(c)	61	56,559
Comerica, Inc., 4.00%, 02/01/29(a)	171	156,843
Cooperatieve Rabobank UA
4.38%, 08/04/25	500	492,134
5.75%, 12/01/43	250	246,136
Series BKNT, 5.25%, 05/24/41(a)	176	173,714
Security	Par (000)	Value
Banks (continued)
Council of Europe Development Bank, 3.75%, 05/25/26	$500	$ 489,848
Credit Suisse AG/New York
5.00%, 07/09/27	250	247,942
7.50%, 02/15/28(a)	250	267,493
Deutsche Bank AG, 4.10%, 01/13/26(a)	62	60,899
Deutsche Bank AG/New York
5.37%, 09/09/27	200	200,338
(1-day SOFR + 1.22%), 2.31%, 11/16/27(c)	353	325,914
(1-day SOFR + 1.32%), 2.55%, 01/07/28(c)	192	177,551
(1-day SOFR + 2.52%), 7.15%, 07/13/27(c)	150	153,651
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	200	168,625
(1-day SOFR + 3.04%), 3.55%, 09/18/31(a)(c)	496	436,611
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	150	154,797
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	203,613
Discover Bank, Series BKNT, 3.45%, 07/27/26	250	238,763
Fifth Third Bancorp
2.55%, 05/05/27	121	112,062
8.25%, 03/01/38(a)	75	88,691
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	171	156,799
(1-day SOFR + 1.36%), 4.06%, 04/25/28(c)	61	58,474
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	61	55,571
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	198,258
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	100	96,181
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(a)(c)	100	102,180
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	75	76,620
Goldman Sachs Bank USA, (1-day SOFR + 0.75%), 5.41%, 05/21/27(a)(c)	175	174,710
Goldman Sachs Bank USA/New York, Series BKNT, (1-day SOFR + 0.78%), 5.28%, 03/18/27(c)	125	124,590
Goldman Sachs Group, Inc.
4.25%, 10/21/25(a)	181	177,828
3.75%, 02/25/26(a)	217	211,381
3.50%, 11/16/26(a)	341	327,287
5.95%, 01/15/27(a)	87	88,471
3.85%, 01/26/27	341	329,523
2.60%, 02/07/30	341	298,819
3.80%, 03/15/30	200	186,986
6.45%, 05/01/36(a)	110	117,275
6.75%, 10/01/37	651	702,318
6.25%, 02/01/41(a)	171	181,574
4.80%, 07/08/44(a)	214	193,034
5.15%, 05/22/45	257	240,405
4.75%, 10/21/45(a)	200	179,546
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	427	398,431
(1-day SOFR + 0.82%), 1.54%, 09/10/27(c)	341	313,192
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)	283	261,331
(1-day SOFR + 1.08%), 5.80%, 08/10/26(c)	300	300,118
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)(c)	250	202,887
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	197	183,740
(1-day SOFR + 1.25%), 2.38%, 07/21/32(a)(c)	477	391,727
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	274	227,784
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)(c)	205	208,640
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	450	378,341
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)(c)	391	333,938
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	150	105,333
(1-day SOFR + 1.51%), 4.39%, 06/15/27(a)(c)	125	122,559
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	171	126,426
(1-day SOFR + 1.55%), 5.85%, 04/25/35(a)(c)	315	322,663
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	216	163,113
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	200	195,463
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	261,011

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	$100	$ 95,618
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(c)	200	215,018
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	341	323,553
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	371	357,134
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	290,002
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	171	151,205
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	408,478
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	250	280,750
HSBC Holdings PLC
4.25%, 08/18/25	200	196,419
4.38%, 11/23/26	390	380,049
6.50%, 05/02/36(a)	297	308,085
6.50%, 09/15/37(a)	260	266,275
6.50%, 09/15/37	200	207,345
6.80%, 06/01/38(a)	250	264,313
6.10%, 01/14/42(a)	171	181,901
5.25%, 03/14/44(a)	232	215,359
(1-day SOFR + 1.06%), 5.60%, 05/17/28(a)(c)	200	200,782
(1-day SOFR + 1.46%), 5.55%, 03/04/30(a)(c)	200	200,377
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	200,491
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)	400	402,999
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(c)	200	201,096
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	200	204,582
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	200	196,600
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	301,691
(1-day SOFR + 2.39%), 6.25%, 03/09/34(a)(c)	300	312,361
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	264,385
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	600	596,064
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	235,342
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)(c)	200	206,564
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	216,641
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	338,895
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(c)	500	491,214
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	211	203,277
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	211	197,238
(1-day SOFR + 3.03%), 7.34%, 11/03/26(a)(c)	300	306,431
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	227,366
Huntington Bancshares, Inc.(c)
(1-day SOFR + 1.97%), 4.44%, 08/04/28	260	251,851
(1-day SOFR + 2.05%), 5.02%, 05/17/33(a)	73	69,051
Huntington National Bank
5.65%, 01/10/30	250	250,228
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	280	272,758
ING Groep NV
3.95%, 03/29/27	250	241,318
(1-day SOFR + 1.01%), 1.73%, 04/01/27(c)	350	327,337
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	200	199,218
(1-day SOFR + 1.77%), 5.55%, 03/19/35(a)(c)	200	197,452
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	211	203,467
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	206,199
Inter-American Development Bank(a)
4.00%, 01/12/28	500	490,705
3.50%, 04/12/33	1,000	928,820
Security	Par (000)	Value
Banks (continued)
International Bank for Reconstruction & Development
3.50%, 07/12/28	$1,000	$ 963,541
4.63%, 08/01/28	750	753,369
3.88%, 02/14/30(a)	1,000	970,970
4.00%, 01/10/31(a)	750	730,196
4.75%, 11/14/33	200	203,987
JPMorgan Chase & Co.
3.90%, 07/15/25	384	378,087
3.30%, 04/01/26	87	84,222
3.20%, 06/15/26(a)	171	164,619
2.95%, 10/01/26(a)	500	476,465
7.63%, 10/15/26(a)	87	91,542
4.13%, 12/15/26	87	84,761
4.25%, 10/01/27(a)	87	84,795
3.63%, 12/01/27(a)	171	163,582
6.40%, 05/15/38(a)	389	430,218
5.50%, 10/15/40(a)	66	66,260
5.60%, 07/15/41(a)	96	97,641
5.40%, 01/06/42(a)	71	70,569
5.63%, 08/16/43(a)	87	88,376
4.85%, 02/01/44(a)	74	69,046
4.95%, 06/01/45(a)	214	200,311
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	171	157,062
(1-day SOFR + 0.89%), 1.58%, 04/22/27(c)	875	816,557
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	250	252,024
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	213,494
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	277,364
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	250	253,960
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	111	104,549
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	276	229,821
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	105	104,432
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	403	343,601
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	223,274
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)	195	198,412
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	235,789
(1-day SOFR + 1.46%), 3.16%, 04/22/42(c)	392	291,708
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	169,291
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	472	460,452
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	185	191,146
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	200	140,687
(1-day SOFR + 1.62%), 5.34%, 01/23/35(a)(c)	555	551,682
(1-day SOFR + 1.75%), 4.57%, 06/14/30(a)(c)	200	194,121
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	267	254,701
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)(c)	655	694,699
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	445	443,028
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)(c)	200	197,951
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	275	237,690
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)(c)	445	432,200
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	291	198,130
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(c)	200	202,769
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(c)	600	558,918
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	171	139,099
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	171	161,708
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(a)(c)	400	337,836
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	381	364,297
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(c)	171	159,890
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(a)(c)	$100	$ 78,787
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	400	353,916
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	257	175,090
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	202	194,397
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(a)(c)	427	414,539
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	341	328,504
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	171	146,595
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	300	286,311
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(a)(c)	427	339,204
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	87	70,048
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(a)(c)	171	143,200
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	141,446
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	341	298,859
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(a)(c)	341	328,461
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26(a)	250	249,960
KeyBank NA/Cleveland OH
5.00%, 01/26/33	250	230,585
Series BKNT, 5.85%, 11/15/27(a)	250	249,173
KeyCorp.(a)
2.25%, 04/06/27	87	79,072
2.55%, 10/01/29	87	73,744
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	105	95,863
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26(a)	741	693,660
3.63%, 04/01/26(a)	1,500	1,468,912
3.00%, 05/20/27(a)	700	669,275
3.75%, 02/15/28	400	389,837
3.88%, 06/15/28	700	684,076
1.75%, 09/14/29	257	225,210
4.13%, 07/15/33(a)	1,400	1,362,198
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30(a)	341	275,537
Lloyds Banking Group PLC
3.75%, 01/11/27	1,000	962,276
4.34%, 01/09/48(a)	249	193,826
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	200	201,625
(1-year CMT + 1.48%), 5.99%, 08/07/27(c)	250	251,480
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	200	202,767
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	222	212,295
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(c)	200	191,089
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	252,471
M&T Bank Corp.(c)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	185,098
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	95,834
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	340	338,419
4.65%, 01/27/26(a)	250	245,413
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	$500	$ 487,396
2.76%, 09/13/26	250	236,955
3.29%, 07/25/27(a)	171	162,178
3.96%, 03/02/28(a)	171	164,640
3.74%, 03/07/29(a)	341	321,879
2.56%, 02/25/30	349	304,436
4.29%, 07/26/38(a)	87	78,566
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	220	204,419
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	164,449
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	177,923
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	169,022
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	213,057
(1-year CMT + 1.90%), 5.35%, 09/13/28(a)(c)	200	200,614
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	198,884
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	246,275
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	200	202,163
Mizuho Financial Group, Inc.(c)
(1-year CMT + 0.67%), 1.23%, 05/22/27	349	322,605
(1-year CMT + 1.25%), 3.26%, 05/22/30	380	345,809
(1-year CMT + 1.65%), 5.78%, 07/06/29	200	202,685
(1-year CMT + 1.90%), 5.75%, 07/06/34	200	203,176
(1-year CMT + 2.05%), 5.41%, 09/13/28	520	521,378
(1-year CMT + 2.40%), 5.67%, 09/13/33	520	523,833
Morgan Stanley
4.00%, 07/23/25(a)	343	337,864
5.00%, 11/24/25	214	212,523
3.88%, 01/27/26(a)	300	293,261
3.13%, 07/27/26	87	83,175
4.35%, 09/08/26(a)	257	251,367
3.63%, 01/20/27(a)	341	328,774
3.95%, 04/23/27	87	84,021
3.59%, 07/22/28(c)	384	365,146
7.25%, 04/01/32(a)	50	56,692
3.97%, 07/22/38(c)	171	144,806
6.38%, 07/24/42(a)	181	199,058
4.30%, 01/27/45(a)	171	144,898
4.38%, 01/22/47(a)	257	219,879
(1-day SOFR + 0.72%), 0.99%, 12/10/26(c)	307	287,073
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	326	301,388
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)(c)	66	61,529
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	244	227,513
(1-day SOFR + 1.01%), 5.65%, 04/13/28(a)(c)	225	227,229
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	241,040
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	338	271,261
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	341	298,914
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)(c)	387	316,144
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	281	232,247
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(c)	390	396,605
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)(c)	343	291,522
(1-day SOFR + 1.30%), 5.05%, 01/28/27(c)	105	104,406
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	459	363,125
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(c)	221	139,202
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	249,380
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	535	400,448
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)(c)	85	87,131
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	255	254,172
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	646	627,726
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	540	543,331
(1-day SOFR + 1.67%), 4.68%, 07/17/26(a)(c)	130	128,726
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	95	94,624
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	299,217

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.77%), 6.14%, 10/16/26(c)	$400	$ 402,627
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	292,141
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)(c)	255	251,011
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	340	338,287
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	130	140,400
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	70	67,481
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)(c)	250	257,939
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)(c)	200	212,298
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	114	109,157
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	367,046
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(c)	171	172,961
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	390,282
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	211	188,591
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	130	125,761
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	100	98,900
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	90	89,476
Morgan Stanley Bank NA
5.48%, 07/16/25	1,000	1,001,566
Series BKNT, 4.75%, 04/21/26	250	247,747
Series BKNT, 5.88%, 10/30/26	250	253,084
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(c)	250	251,711
National Australia Bank Ltd./New York
3.38%, 01/14/26	400	389,524
4.90%, 06/13/28	300	299,378
NatWest Group PLC(c)
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	204,440
(1-year CMT + 2.85%), 7.47%, 11/10/26	500	510,959
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30	450	442,075
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	251,141
Oesterreichische Kontrollbank AG, 4.25%, 03/01/28	500	494,268
PNC Bank NA, Series BKNT, 4.05%, 07/26/28	300	285,210
PNC Financial Services Group, Inc.
1.15%, 08/13/26(a)	171	157,169
3.45%, 04/23/29(a)	341	316,240
2.55%, 01/22/30(a)	671	588,679
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(c)	171	141,472
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	125,695
(1-day SOFR + 1.34%), 5.30%, 01/21/28(a)(c)	35	34,952
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	135,101
(1-day SOFR + 1.84%), 5.58%, 06/12/29(a)(c)	574	580,279
(1-day SOFR + 1.93%), 5.07%, 01/24/34(a)(c)	205	198,142
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	100	102,497
(1-day SOFR + 2.28%), 6.88%, 10/20/34(a)(c)	295	321,511
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(a)(c)	230	227,186
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(a)(c)	100	102,429
Regions Financial Corp.
1.80%, 08/12/28(a)	341	294,544
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	50	49,970
Royal Bank of Canada
4.88%, 01/12/26(a)	100	99,256
0.88%, 01/20/26(a)	341	318,914
4.65%, 01/27/26	121	119,291
1.20%, 04/27/26	281	261,024
1.15%, 07/14/26	171	157,613
5.20%, 07/20/26(a)	75	74,903
1.40%, 11/02/26	76	69,622
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
4.88%, 01/19/27(a)	$50	$ 49,669
2.05%, 01/21/27	87	80,793
3.63%, 05/04/27	79	75,810
4.24%, 08/03/27(a)	100	97,300
6.00%, 11/01/27	100	102,456
4.90%, 01/12/28(a)	100	99,210
5.20%, 08/01/28(a)	75	75,492
4.95%, 02/01/29(a)	550	547,410
2.30%, 11/03/31(a)	200	165,663
3.88%, 05/04/32	79	72,362
5.00%, 02/01/33(a)	100	98,565
5.00%, 05/02/33(a)	80	78,942
5.15%, 02/01/34(a)	50	49,615
Santander Holdings USA, Inc.
3.24%, 10/05/26(a)	341	323,182
(1-day SOFR + 1.25%), 2.49%, 01/06/28(c)	140	129,017
(1-day SOFR + 2.14%), 6.34%, 05/31/35(c)	35	34,900
(1-day SOFR + 2.33%), 5.81%, 09/09/26(a)(c)	340	338,376
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	71,299
(1-day SOFR + 2.50%), 6.17%, 01/09/30(a)(c)	40	40,311
(1-day SOFR + 2.70%), 6.57%, 06/12/29(a)(c)	28	28,652
(1-day SOFR + 3.28%), 7.66%, 11/09/31(a)(c)	50	54,191
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	184,514
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	205,453
(1-day SOFR + 2.75%), 6.83%, 11/21/26	300	304,002
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	290	289,970
3.78%, 03/09/26(a)	211	205,389
2.63%, 07/14/26(a)	171	161,965
1.40%, 09/17/26	218	200,090
3.01%, 10/19/26(a)	87	82,652
2.17%, 01/14/27	200	185,434
3.36%, 07/12/27(a)	171	162,313
3.35%, 10/18/27	87	82,157
5.72%, 09/14/28	200	203,861
1.90%, 09/17/28	218	191,040
3.04%, 07/16/29(a)	300	270,550
3.20%, 09/17/29(a)	87	78,955
2.72%, 09/27/29(a)	522	462,338
2.13%, 07/08/30	200	167,200
2.22%, 09/17/31	265	215,555
5.77%, 01/13/33	300	308,055
5.81%, 09/14/33(a)	200	207,333
2.93%, 09/17/41(a)	70	51,122
6.18%, 07/13/43(a)	100	109,458
Synchrony Bank, 5.63%, 08/23/27	250	247,660
Toronto-Dominion Bank
0.75%, 01/06/26(a)	307	286,799
1.20%, 06/03/26	307	284,338
5.53%, 07/17/26	75	75,263
1.25%, 09/10/26(a)	189	173,316
5.26%, 12/11/26	35	34,988
1.95%, 01/12/27(a)	87	80,742
2.80%, 03/10/27(a)	133	124,871
4.98%, 04/05/27(a)	100	99,465
4.11%, 06/08/27	100	97,048
4.69%, 09/15/27	200	197,011
5.52%, 07/17/28	75	75,932
4.99%, 04/05/29	100	99,146
2.00%, 09/10/31(a)	189	153,652
2.45%, 01/12/32	87	71,646
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (continued)
3.20%, 03/10/32	$133	$ 115,093
4.46%, 06/08/32(a)	55	51,832
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(c)	87	82,825
Truist Bank
Series BKNT, 3.63%, 09/16/25(a)	250	243,447
Series BKNT, 3.80%, 10/30/26	250	240,444
Truist Financial Corp.
1.13%, 08/03/27(a)	155	136,831
1.95%, 06/05/30(a)	141	116,700
(1-day SOFR + 0.86%), 1.89%, 06/07/29(a)(c)	171	149,700
(1-day SOFR + 1.37%), 4.12%, 06/06/28(a)(c)	65	62,676
(1-day SOFR + 1.44%), 4.87%, 01/26/29(a)(c)	280	274,611
(1-day SOFR + 1.46%), 4.26%, 07/28/26(a)(c)	100	98,360
(1-day SOFR + 1.62%), 5.44%, 01/24/30(a)(c)	35	34,909
(1-day SOFR + 1.63%), 5.90%, 10/28/26(c)	100	100,250
(1-day SOFR + 1.85%), 5.12%, 01/26/34(a)(c)	130	124,510
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	35	34,847
(1-day SOFR + 2.05%), 6.05%, 06/08/27(c)	55	55,385
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(c)	100	92,557
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	100	102,256
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	345	347,621
(1-day SOFR + 2.45%), 7.16%, 10/30/29(a)(c)	330	350,415
U.S. Bancorp
3.90%, 04/26/28(a)	341	326,881
1.38%, 07/22/30(a)	141	113,591
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	87	80,438
(1-day SOFR + 1.02%), 2.68%, 01/27/33(a)(c)	87	71,952
(1-day SOFR + 1.23%), 4.65%, 02/01/29(a)(c)	150	146,773
(1-day SOFR + 1.43%), 5.73%, 10/21/26(c)	70	70,119
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	650	616,225
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	160	156,406
(1-day SOFR + 1.88%), 6.79%, 10/26/27(c)	50	51,481
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	55,833
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	200	203,113
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	425	400,765
(1-day SOFR + 2.26%), 5.84%, 06/12/34(a)(c)	150	152,085
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	121	95,262
Series V, 2.38%, 07/22/26(a)	87	82,100
Series X, 3.15%, 04/27/27	200	190,199
UBS Group AG
4.55%, 04/17/26(a)	250	245,668
4.88%, 05/15/45	268	241,022
Wachovia Corp., 5.50%, 08/01/35	100	98,640
Wells Fargo & Co.
3.55%, 09/29/25(a)	171	166,925
3.00%, 04/22/26(a)	300	287,609
4.10%, 06/03/26(a)	345	336,060
3.00%, 10/23/26(a)	300	284,981
4.30%, 07/22/27	257	250,208
4.15%, 01/24/29(a)	171	164,405
5.38%, 11/02/43	155	145,336
5.61%, 01/15/44	214	205,292
4.65%, 11/04/44	270	228,079
3.90%, 05/01/45(a)	197	155,544
4.90%, 11/17/45(a)	257	223,472
4.40%, 06/14/46(a)	244	196,801
4.75%, 12/07/46(a)	275	232,866
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	240	242,077
(1-day SOFR + 1.50%), 5.20%, 01/23/30(a)(c)	425	423,216
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	387	335,609
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	563	537,016
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.56%), 4.54%, 08/15/26(c)	$155	$ 153,082
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	530	534,808
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(c)	390	388,632
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	191,977
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	210	207,099
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	490	489,637
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)(c)	465	459,684
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	215	229,202
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	355	326,951
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)(c)	500	480,932
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)(c)	239	204,262
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	341	250,049
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	257	222,426
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(a)(c)	229	219,225
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	341	302,486
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	257	244,774
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	326,472
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)(c)	533	485,519
Wells Fargo Bank NA
5.25%, 12/11/26	250	250,259
Series BKNT, 5.55%, 08/01/25	500	500,684
Series BKNT, 5.45%, 08/07/26	500	501,499
Series BKNT, 6.60%, 01/15/38	250	274,286
Westpac Banking Corp.
5.51%, 11/17/25	100	100,470
5.20%, 04/16/26	100	100,034
2.85%, 05/13/26	87	83,407
1.15%, 06/03/26	171	158,818
4.04%, 08/26/27(a)	100	97,535
5.46%, 11/18/27	250	253,789
3.40%, 01/25/28(a)	87	82,728
5.54%, 11/17/28	100	102,288
1.95%, 11/20/28	171	151,158
5.05%, 04/16/29	100	100,225
2.65%, 01/16/30(a)	138	122,931
2.15%, 06/03/31	240	200,717
6.82%, 11/17/33	55	59,172
4.42%, 07/24/39	171	150,941
3.13%, 11/18/41(a)	59	41,345
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	100	97,665
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	81	66,453
(5-year CMT + 1.75%), 2.67%, 11/15/35(a)(c)	237	195,838
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	150	138,597
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	130	125,470
		156,017,730
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	597	569,165
4.90%, 02/01/46	882	813,168
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	100	95,338
4.63%, 02/01/44(a)	112	100,001

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc. (continued)
4.90%, 02/01/46	$87	$ 79,640
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28(a)	171	166,233
4.75%, 01/23/29(a)	597	593,614
3.50%, 06/01/30(a)	297	275,919
5.00%, 06/15/34	65	64,499
4.38%, 04/15/38	171	155,655
8.20%, 01/15/39(a)	197	250,603
5.45%, 01/23/39	171	173,351
4.35%, 06/01/40	171	150,712
4.95%, 01/15/42(a)	87	81,646
4.60%, 04/15/48	51	45,106
4.44%, 10/06/48	209	178,847
5.55%, 01/23/49	600	604,486
4.75%, 04/15/58(a)	150	133,137
5.80%, 01/23/59(a)	271	281,985
Brown-Forman Corp.
4.75%, 04/15/33	40	39,141
4.00%, 04/15/38	87	75,870
Coca-Cola Co.
2.90%, 05/25/27	87	82,516
1.50%, 03/05/28(a)	171	152,954
2.13%, 09/06/29(a)	171	150,541
3.45%, 03/25/30(a)	87	81,361
2.00%, 03/05/31(a)	158	132,530
2.25%, 01/05/32(a)	291	245,211
5.00%, 05/13/34(a)	75	75,249
2.50%, 06/01/40(a)	171	120,033
2.88%, 05/05/41	87	63,889
2.60%, 06/01/50(a)	171	106,195
3.00%, 03/05/51	140	94,695
2.50%, 03/15/51(a)	257	155,753
5.30%, 05/13/54	75	74,423
2.75%, 06/01/60(a)	75	45,513
5.40%, 05/13/64	275	272,619
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29(a)	50	50,225
5.45%, 06/01/34	50	50,451
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	132,797
1.85%, 09/01/32	218	168,351
Constellation Brands, Inc.
4.75%, 12/01/25(a)	171	169,245
3.70%, 12/06/26(a)	130	125,607
3.50%, 05/09/27	171	163,258
4.80%, 01/15/29(a)	25	24,629
3.15%, 08/01/29(a)	171	155,080
2.25%, 08/01/31	326	267,583
4.90%, 05/01/33(a)	60	57,927
4.10%, 02/15/48	87	68,373
3.75%, 05/01/50(a)	87	64,158
Diageo Capital PLC
5.20%, 10/24/25	200	199,642
5.38%, 10/05/26(a)	200	201,069
5.50%, 01/24/33	200	205,596
5.63%, 10/05/33(a)	200	207,609
3.88%, 04/29/43(a)	194	159,381
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	75,997
Keurig Dr Pepper, Inc.
5.10%, 03/15/27(a)	50	50,014
5.05%, 03/15/29(a)	50	49,926
Security	Par (000)	Value
Beverages (continued)
Keurig Dr Pepper, Inc. (continued)
5.30%, 03/15/34(a)	$50	$ 49,754
Series 10, 5.20%, 03/15/31	50	49,900
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29(a)	65	61,772
3.20%, 05/01/30	87	78,412
2.25%, 03/15/31(a)	87	72,417
4.05%, 04/15/32(a)	71	65,872
4.50%, 11/15/45(a)	100	85,071
4.42%, 12/15/46	87	73,194
3.80%, 05/01/50	87	64,746
3.35%, 03/15/51	87	59,350
4.50%, 04/15/52	72	60,054
Molson Coors Beverage Co.
3.00%, 07/15/26(a)	200	191,460
5.00%, 05/01/42	100	91,467
4.20%, 07/15/46	187	149,446
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27(a)	50	49,610
4.55%, 02/16/29	50	49,425
4.70%, 02/16/34	50	48,751
PepsiCo, Inc.
3.50%, 07/17/25	87	85,469
5.25%, 11/10/25	75	75,190
4.55%, 02/13/26(a)	60	59,595
2.85%, 02/24/26(a)	87	84,033
2.38%, 10/06/26(a)	171	161,630
5.13%, 11/10/26(a)	75	75,330
3.00%, 10/15/27(a)	87	82,229
3.60%, 02/18/28(a)	50	48,076
4.45%, 05/15/28(a)	60	59,606
2.63%, 07/29/29(a)	171	154,635
2.75%, 03/19/30	341	305,457
1.63%, 05/01/30	104	87,038
1.40%, 02/25/31(a)	206	165,573
1.95%, 10/21/31	169	138,794
3.90%, 07/18/32	70	65,338
4.45%, 02/15/33(a)	60	59,553
2.63%, 10/21/41	87	60,677
4.45%, 04/14/46	300	265,433
3.45%, 10/06/46	89	67,030
3.38%, 07/29/49	75	54,407
2.88%, 10/15/49	87	57,747
3.63%, 03/19/50	121	92,030
2.75%, 10/21/51(a)	257	163,171
4.20%, 07/18/52	25	20,850
4.65%, 02/15/53(a)	60	54,236
		13,272,344
Biotechnology — 0.3%
Amgen, Inc.
2.60%, 08/19/26	124	117,498
5.15%, 03/02/28	330	329,952
4.05%, 08/18/29(a)	330	315,637
5.25%, 03/02/30	345	347,531
2.00%, 01/15/32(a)	240	193,272
3.35%, 02/22/32	73	64,745
4.20%, 03/01/33(a)	330	305,725
5.25%, 03/02/33	365	363,936
3.15%, 02/21/40	171	127,786
2.80%, 08/15/41	189	132,855
4.95%, 10/01/41	341	311,889
5.15%, 11/15/41	87	81,225
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
5.60%, 03/02/43(a)	$330	$ 325,224
4.56%, 06/15/48	87	73,591
3.38%, 02/21/50	171	120,416
4.66%, 06/15/51	300	256,313
3.00%, 01/15/52(a)	240	157,187
4.20%, 02/22/52	60	47,443
4.88%, 03/01/53(a)	55	48,432
5.65%, 03/02/53(a)	445	438,255
2.77%, 09/01/53(a)	71	42,503
4.40%, 02/22/62(a)	275	218,380
5.75%, 03/02/63(a)	310	303,562
Baxalta, Inc., 5.25%, 06/23/45	78	73,298
Biogen, Inc.
4.05%, 09/15/25	103	101,135
2.25%, 05/01/30(a)	138	117,467
3.15%, 05/01/50(a)	193	124,335
3.25%, 02/15/51(a)	104	69,062
Bio-Rad Laboratories, Inc.(a)
3.30%, 03/15/27	60	56,828
3.70%, 03/15/32	67	59,325
Gilead Sciences, Inc.
3.65%, 03/01/26	227	220,637
2.95%, 03/01/27(a)	87	82,570
1.20%, 10/01/27	62	54,977
1.65%, 10/01/30(a)	183	150,790
5.25%, 10/15/33	50	50,365
4.60%, 09/01/35(a)	231	218,251
2.60%, 10/01/40	100	68,920
5.65%, 12/01/41(a)	181	181,887
4.80%, 04/01/44(a)	189	170,473
4.75%, 03/01/46	257	229,059
4.15%, 03/01/47	197	160,004
2.80%, 10/01/50(a)	200	125,278
5.55%, 10/15/53(a)	45	44,931
Illumina, Inc.
5.80%, 12/12/25	100	100,109
5.75%, 12/13/27(a)	100	100,922
2.55%, 03/23/31(a)	55	45,466
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30(a)	140	115,305
2.80%, 09/15/50	144	88,247
Royalty Pharma PLC
1.20%, 09/02/25	171	162,400
1.75%, 09/02/27(a)	257	230,874
5.15%, 09/02/29	50	49,578
2.15%, 09/02/31(a)	59	47,292
5.40%, 09/02/34	50	48,658
3.30%, 09/02/40	171	123,597
3.35%, 09/02/51(a)	87	55,633
5.90%, 09/02/54	50	48,102
		8,299,132
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	200	188,948
2.13%, 02/09/31(a)	200	165,106
4.50%, 11/28/34	250	230,548
2.70%, 02/09/41	200	135,254
4.20%, 12/06/47(a)	249	198,132
3.15%, 02/09/51	284	180,482
Amazon.com, Inc.
1.00%, 05/12/26	291	270,724
Security	Par (000)	Value
Broadline Retail (continued)
Amazon.com, Inc. (continued)
3.30%, 04/13/27(a)	$250	$ 239,736
1.20%, 06/03/27	341	307,831
1.65%, 05/12/28(a)	291	259,214
3.45%, 04/13/29(a)	238	225,773
4.65%, 12/01/29(a)	400	398,518
1.50%, 06/03/30	211	175,744
2.10%, 05/12/31(a)	341	287,282
3.60%, 04/13/32	354	325,113
4.70%, 12/01/32(a)	400	396,429
4.80%, 12/05/34(a)	104	103,372
3.88%, 08/22/37	171	151,003
2.88%, 05/12/41	240	176,446
4.95%, 12/05/44	87	84,106
4.05%, 08/22/47	400	333,017
2.50%, 06/03/50	171	104,571
3.10%, 05/12/51(a)	200	137,432
3.95%, 04/13/52	354	284,623
4.25%, 08/22/57	341	285,322
2.70%, 06/03/60	171	100,617
3.25%, 05/12/61(a)	121	80,676
4.10%, 04/13/62(a)	121	96,645
eBay, Inc.
1.40%, 05/10/26	70	65,095
3.60%, 06/05/27	171	164,118
2.70%, 03/11/30(a)	171	150,706
2.60%, 05/10/31(a)	201	170,596
3.65%, 05/10/51	87	62,011
JD.com, Inc., 3.38%, 01/14/30(a)	200	182,212
TJX Cos., Inc.
2.25%, 09/15/26	257	242,145
4.50%, 04/15/50(a)	87	77,022
		7,036,569
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27(a)	77	72,091
2.72%, 02/15/30(a)	200	176,689
5.90%, 03/15/34(a)	100	104,367
3.38%, 04/05/40	171	132,277
3.58%, 04/05/50	300	218,213
6.20%, 03/15/54(a)	100	107,064
Eagle Materials, Inc., 2.50%, 07/01/31(a)	67	56,511
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	87	78,823
5.88%, 06/01/33(a)	38	38,506
4.50%, 03/25/52(a)	87	68,353
Johnson Controls International PLC
5.13%, 09/14/45	5	4,546
4.50%, 02/15/47	87	72,685
4.95%, 07/02/64(d)	64	54,878
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	50,586
1.75%, 09/15/30	70	57,825
2.00%, 09/16/31(a)	121	97,885
4.90%, 12/01/32(a)	65	63,386
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	83,201
2.40%, 07/15/31(a)	58	47,983
4.25%, 12/15/47	87	70,689
3.20%, 07/15/51(a)	75	49,745
Series CB, 2.50%, 03/15/30	171	148,580

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$65	$ 57,006
2.00%, 02/15/31(a)	87	70,869
3.13%, 02/15/51	73	47,127
Mohawk Industries, Inc.
5.85%, 09/18/28	50	51,006
3.63%, 05/15/30(a)	75	68,711
Owens Corning
5.50%, 06/15/27(a)	25	25,217
3.88%, 06/01/30(a)	75	69,887
5.70%, 06/15/34	55	55,506
4.40%, 01/30/48(a)	171	137,610
5.95%, 06/15/54	25	25,200
Trane Technologies Financing Ltd.(a)
4.65%, 11/01/44	30	26,625
4.50%, 03/21/49	87	74,352
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	87	72,117
Vulcan Materials Co.
3.90%, 04/01/27(a)	171	165,444
4.50%, 06/15/47	87	72,473
		2,874,033
Building Products — 0.3%
Home Depot, Inc.
3.35%, 09/15/25(a)	1,257	1,229,292
4.00%, 09/15/25	65	64,053
5.15%, 06/25/26	125	125,105
2.13%, 09/15/26(a)	87	81,749
4.95%, 09/30/26(a)	50	49,930
2.50%, 04/15/27(a)	140	131,100
2.88%, 04/15/27	79	74,776
4.88%, 06/25/27(a)	80	79,837
2.80%, 09/14/27(a)	87	81,473
0.90%, 03/15/28(a)	117	101,922
1.50%, 09/15/28(a)	87	76,319
3.90%, 12/06/28(a)	78	75,350
4.90%, 04/15/29	50	50,086
2.95%, 06/15/29(a)	102	93,435
4.75%, 06/25/29(a)	70	69,592
2.70%, 04/15/30(a)	75	66,816
1.38%, 03/15/31	275	219,096
4.85%, 06/25/31(a)	105	104,176
1.88%, 09/15/31(a)	87	70,831
3.25%, 04/15/32(a)	266	235,916
4.50%, 09/15/32	200	193,898
4.95%, 06/25/34	120	118,749
5.88%, 12/16/36(a)	74	78,407
3.30%, 04/15/40	189	147,226
5.40%, 09/15/40(a)	87	86,847
5.95%, 04/01/41	87	92,020
4.20%, 04/01/43	130	110,149
4.88%, 02/15/44(a)	100	92,644
4.40%, 03/15/45	214	185,101
4.25%, 04/01/46(a)	171	143,817
3.90%, 06/15/47(a)	171	134,879
4.50%, 12/06/48	171	148,104
3.13%, 12/15/49(a)	104	70,963
2.38%, 03/15/51(a)	155	89,009
2.75%, 09/15/51(a)	87	54,133
3.63%, 04/15/52(a)	177	130,926
4.95%, 09/15/52(a)	80	73,868
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
5.30%, 06/25/54(a)	$40	$ 39,054
Lowe’s Cos., Inc.
4.40%, 09/08/25(a)	60	59,227
3.38%, 09/15/25	87	84,889
4.80%, 04/01/26(a)	60	59,494
2.50%, 04/15/26(a)	164	156,205
3.35%, 04/01/27	75	71,556
3.10%, 05/03/27(a)	300	283,992
1.30%, 04/15/28(a)	146	127,390
1.70%, 09/15/28(a)	97	84,757
3.65%, 04/05/29	87	81,840
4.50%, 04/15/30(a)	171	165,944
1.70%, 10/15/30(a)	79	64,501
2.63%, 04/01/31(a)	171	145,882
3.75%, 04/01/32(a)	403	365,884
5.00%, 04/15/33(a)	100	98,460
5.15%, 07/01/33(a)	75	74,628
5.00%, 04/15/40	171	159,462
2.80%, 09/15/41	72	49,414
4.38%, 09/15/45	171	140,114
3.70%, 04/15/46	227	166,792
4.05%, 05/03/47	150	115,890
3.00%, 10/15/50(a)	211	131,939
3.50%, 04/01/51	171	117,195
4.25%, 04/01/52(a)	67	52,657
5.63%, 04/15/53	20	19,365
4.45%, 04/01/62(a)	75	58,306
5.80%, 09/15/62	120	116,665
5.85%, 04/01/63(a)	110	107,223
		8,230,319
Capital Markets — 0.3%
Ares Capital Corp.
3.25%, 07/15/25	151	146,703
3.88%, 01/15/26(a)	171	165,106
2.88%, 06/15/28	178	157,673
5.88%, 03/01/29(a)	235	231,616
3.20%, 11/15/31(a)	87	71,747
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(a)	70	64,199
Bank of New York Mellon Corp.
2.80%, 05/04/26	70	67,184
1.05%, 10/15/26(a)	171	156,131
2.05%, 01/26/27(a)	71	66,073
3.25%, 05/16/27(a)	130	124,106
1.65%, 07/14/28	75	66,241
3.85%, 04/26/29(a)	118	112,956
3.30%, 08/23/29(a)	171	156,466
1.80%, 07/28/31(a)	51	41,255
2.50%, 01/26/32(a)	87	72,759
(1-day SOFR + 1.03%), 4.95%, 04/26/27(c)	100	99,385
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(c)	150	149,101
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	100	96,709
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	100	98,035
(1-day SOFR + 1.35%), 4.41%, 07/24/26(c)	175	173,034
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	93,308
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	150	148,061
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	95,663
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	78,390
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	112,384
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	75	80,887
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	$80	$ 81,511
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	180	186,354
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	91	87,065
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	100	97,556
Blackstone Private Credit Fund
7.05%, 09/29/25(a)	100	100,963
2.63%, 12/15/26(a)	75	68,592
3.25%, 03/15/27(a)	206	190,179
7.30%, 11/27/28(a)(b)	25	25,906
5.95%, 07/16/29(a)(b)	225	220,356
6.25%, 01/25/31(b)	25	24,856
Blackstone Secured Lending Fund
5.88%, 11/15/27	25	24,818
2.85%, 09/30/28(a)	210	184,134
Blue Owl Capital Corp.
3.75%, 07/22/25(a)	67	65,315
3.40%, 07/15/26	171	161,125
2.63%, 01/15/27(a)	75	68,529
Blue Owl Capital Corp. III, 3.13%, 04/13/27	70	64,040
Brookfield Finance, Inc.
4.25%, 06/02/26	171	167,435
3.90%, 01/25/28	181	172,736
4.35%, 04/15/30	87	82,447
2.72%, 04/15/31(a)	107	90,507
6.35%, 01/05/34(a)	250	262,016
5.68%, 01/15/35	50	49,465
4.70%, 09/20/47(a)	87	73,681
3.50%, 03/30/51(a)	79	54,635
3.63%, 02/15/52	61	42,261
5.97%, 03/04/54(a)	50	49,449
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	70,185
3.45%, 03/01/32	70	60,984
FS KKR Capital Corp.
2.63%, 01/15/27	71	64,091
3.25%, 07/15/27(a)	87	78,796
3.13%, 10/12/28(a)	87	75,537
Golub Capital BDC, Inc.
2.50%, 08/24/26	70	64,389
6.00%, 07/15/29	200	196,205
Hercules Capital, Inc., 3.38%, 01/20/27(a)	70	64,821
Main Street Capital Corp.
3.00%, 07/14/26	70	65,532
6.50%, 06/04/27(a)	25	25,019
6.95%, 03/01/29	25	25,279
Northern Trust Corp.
4.00%, 05/10/27	102	99,566
3.65%, 08/03/28(a)	87	83,121
3.15%, 05/03/29	87	80,372
6.13%, 11/02/32(a)	130	136,507
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(a)	100	101,255
Prospect Capital Corp.(a)
3.36%, 11/15/26	82	75,283
3.44%, 10/15/28	75	64,271
State Street Corp.
2.65%, 05/19/26(a)	171	163,322
5.27%, 08/03/26(a)	100	100,191
4.99%, 03/18/27(a)	100	99,879
Security	Par (000)	Value
Capital Markets (continued)
State Street Corp. (continued)
2.40%, 01/24/30(a)	$75	$ 66,068
(1-day SOFR + 0.56%), 1.68%, 11/18/27(c)	155	142,654
(1-day SOFR + 0.73%), 2.20%, 02/07/28(c)	61	56,756
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	67	56,256
(1-day SOFR + 1.35%), 5.75%, 11/04/26(c)	45	45,177
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	100	102,326
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	61,964
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	77,239
(1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(c)	60	61,216
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	25	23,173
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	60	59,295
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	51,893
(1-day SOFR + 2.65%), 3.15%, 03/30/31(a)(c)	171	154,629
		8,374,354
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25(a)	102	97,120
1.85%, 05/15/27	73	67,083
4.60%, 02/08/29(a)	100	98,980
2.05%, 05/15/30(a)	75	64,258
4.75%, 02/08/31	100	98,951
4.80%, 03/03/33(a)	70	68,862
4.85%, 02/08/34(a)	100	98,158
2.70%, 05/15/40	87	62,065
2.80%, 05/15/50(a)	111	71,284
Albemarle Corp., 5.45%, 12/01/44(a)	60	54,613
Cabot Corp., 5.00%, 06/30/32(a)	100	97,405
Celanese U.S. Holdings LLC
1.40%, 08/05/26	70	64,287
6.17%, 07/15/27(a)	200	202,983
6.35%, 11/15/28	90	92,473
6.33%, 07/15/29	165	169,701
6.55%, 11/15/30(a)	100	104,499
6.38%, 07/15/32(a)	70	71,931
6.70%, 11/15/33(a)	55	57,797
CF Industries, Inc.
5.15%, 03/15/34	87	83,427
4.95%, 06/01/43	87	75,888
5.38%, 03/15/44	87	79,834
Dow Chemical Co.
4.80%, 11/30/28(a)	75	74,266
6.30%, 03/15/33(a)	50	52,749
5.15%, 02/15/34(a)	25	24,455
9.40%, 05/15/39	69	91,345
5.25%, 11/15/41	74	68,834
4.38%, 11/15/42	87	71,709
5.55%, 11/30/48(a)	171	162,187
4.80%, 05/15/49(a)	100	85,293
3.60%, 11/15/50	87	60,573
6.90%, 05/15/53(a)	150	166,621
5.60%, 02/15/54(a)	125	120,170
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	257	256,012
5.32%, 11/15/38(a)	130	133,724
5.42%, 11/15/48	257	266,210
Eastman Chemical Co.
4.50%, 12/01/28(a)	71	69,000
5.75%, 03/08/33(a)	40	40,351
4.80%, 09/01/42(a)	87	75,655
4.65%, 10/15/44	71	59,350

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc.
5.25%, 01/15/28(a)	$75	$ 75,714
4.80%, 03/24/30	87	86,652
1.30%, 01/30/31	140	111,389
2.13%, 02/01/32(a)	171	140,335
2.13%, 08/15/50(a)	140	78,094
2.70%, 12/15/51(a)	124	76,196
EIDP, Inc.
1.70%, 07/15/25	140	134,712
2.30%, 07/15/30(a)	140	120,704
FMC Corp.
5.15%, 05/18/26(a)	40	39,721
3.20%, 10/01/26	55	52,142
3.45%, 10/01/29	60	53,953
5.65%, 05/18/33(a)	40	39,380
4.50%, 10/01/49	58	44,151
6.38%, 05/18/53(a)	40	39,566
Huntsman International LLC, 2.95%, 06/15/31	65	53,223
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	83,884
4.38%, 06/01/47(a)	87	66,999
5.00%, 09/26/48(a)	87	74,601
Linde, Inc.
4.70%, 12/05/25	100	99,404
3.20%, 01/30/26	87	84,370
1.10%, 08/10/30(a)	155	124,845
2.00%, 08/10/50(a)	122	66,275
LYB International Finance BV
5.25%, 07/15/43	75	68,039
4.88%, 03/15/44	62	53,942
LYB International Finance III LLC
1.25%, 10/01/25	74	70,022
2.25%, 10/01/30(a)	117	98,833
5.63%, 05/15/33(a)	40	40,469
5.50%, 03/01/34(a)	75	74,206
3.38%, 10/01/40(a)	94	68,754
4.20%, 10/15/49(a)	144	110,435
4.20%, 05/01/50(a)	87	66,220
3.63%, 04/01/51(a)	127	87,313
3.80%, 10/01/60(a)	70	47,545
Mosaic Co.
4.05%, 11/15/27	171	163,980
5.38%, 11/15/28(a)	50	50,179
5.45%, 11/15/33(a)	214	211,875
Nutrien Ltd.
5.95%, 11/07/25(a)	100	100,534
4.00%, 12/15/26	87	84,178
5.20%, 06/21/27	50	49,940
4.90%, 03/27/28(a)	30	29,648
2.95%, 05/13/30	171	151,322
5.40%, 06/21/34	50	49,254
4.90%, 06/01/43(a)	87	77,387
5.25%, 01/15/45	50	45,973
5.00%, 04/01/49	130	114,451
3.95%, 05/13/50(a)	87	65,351
5.80%, 03/27/53(a)	25	24,669
PPG Industries, Inc.
1.20%, 03/15/26	74	68,931
2.80%, 08/15/29(a)	171	153,863
Rohm and Haas Co., 7.85%, 07/15/29	125	138,262
RPM International, Inc.
2.95%, 01/15/32(a)	86	71,940
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc. (continued)
5.25%, 06/01/45	$87	$ 79,886
Sherwin-Williams Co.
4.25%, 08/08/25(a)	35	34,534
3.95%, 01/15/26(a)	87	85,161
3.45%, 06/01/27	87	82,854
2.95%, 08/15/29	108	97,332
2.20%, 03/15/32(a)	189	153,497
4.50%, 06/01/47	171	144,195
3.80%, 08/15/49	153	115,455
Westlake Corp.
3.60%, 08/15/26	87	83,712
3.38%, 06/15/30	75	67,691
5.00%, 08/15/46(a)	130	113,320
3.13%, 08/15/51(a)	110	69,257
		9,070,822
Commercial Services & Supplies — 0.3%
American University, Series 2019, 3.67%, 04/01/49(a)	60	46,452
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	89,323
1.25%, 09/01/30(a)	341	276,049
Block Financial LLC, 2.50%, 07/15/28(a)	89	79,761
Brown University, Series A, 2.92%, 09/01/50(a)	75	51,434
California Endowment, Series 2021, 2.50%, 04/01/51(a)	84	51,169
California Institute of Technology, 3.65%, 09/01/2119(a)	171	113,250
Cintas Corp. No. 2
3.70%, 04/01/27	87	83,743
4.00%, 05/01/32	61	57,315
Duke University
Series 2020, 2.68%, 10/01/44	75	54,330
Series 2020, 2.83%, 10/01/55(a)	88	57,000
Emory University, Series 2020, 2.97%, 09/01/50(a)	62	42,042
Equifax, Inc.
5.10%, 12/15/27(a)	70	69,697
5.10%, 06/01/28	40	39,837
2.35%, 09/15/31(a)	171	140,316
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	36,038
Series 2020, 2.82%, 06/01/70	70	40,684
GATX Corp.
3.25%, 09/15/26(a)	130	124,345
3.85%, 03/30/27	87	83,692
4.70%, 04/01/29(a)	171	167,190
4.90%, 03/15/33	145	138,682
5.45%, 09/15/33(a)	100	98,694
6.05%, 03/15/34	50	51,129
6.90%, 05/01/34	25	27,222
George Washington University
4.87%, 09/15/45	74	70,222
Series 2014, 4.30%, 09/15/44(a)	87	76,694
Series 2018, 4.13%, 09/15/48(a)	58	49,124
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	51,698
Series A, 5.22%, 10/01/2118(a)	62	56,302
Series B, 4.32%, 04/01/49	40	34,622
Global Payments, Inc.
4.80%, 04/01/26	87	85,896
2.15%, 01/15/27	86	79,650
3.20%, 08/15/29(a)	87	78,162
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Global Payments, Inc. (continued)
5.30%, 08/15/29	$35	$ 34,757
2.90%, 05/15/30	200	174,111
2.90%, 11/15/31(a)	69	57,775
5.40%, 08/15/32(a)	200	195,961
4.15%, 08/15/49(a)	62	46,759
5.95%, 08/15/52(a)	25	24,082
GXO Logistics, Inc.
1.65%, 07/15/26	171	157,611
6.25%, 05/06/29(a)	25	25,430
2.65%, 07/15/31	87	70,546
6.50%, 05/06/34	25	25,370
Howard University, Series 22A, 5.21%, 10/01/52(a)	73	64,543
Leland Stanford Junior University
3.65%, 05/01/48	130	104,070
2.41%, 06/01/50(a)	75	46,485
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	89,079
3.07%, 04/01/52	27	19,132
5.60%, 07/01/2111(a)	87	91,604
4.68%, 07/01/2114	75	66,275
Series F, 2.99%, 07/01/50	73	51,304
Series G, 2.29%, 07/01/51(a)	56	33,502
Moody’s Corp.
3.25%, 01/15/28	130	122,938
2.00%, 08/19/31(a)	73	59,267
2.75%, 08/19/41(a)	63	43,568
3.25%, 05/20/50(a)	71	48,461
3.75%, 02/25/52	74	55,827
3.10%, 11/29/61	81	49,484
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	34,776
Northwestern University
Series 2017, 3.66%, 12/01/57	58	43,252
Series 2020, 2.64%, 12/01/50(a)	85	54,489
PayPal Holdings, Inc.
2.65%, 10/01/26(a)	171	161,841
2.85%, 10/01/29(a)	229	206,440
2.30%, 06/01/30(a)	81	69,826
4.40%, 06/01/32(a)	90	85,629
5.15%, 06/01/34	75	74,078
3.25%, 06/01/50(a)	102	69,058
5.05%, 06/01/52(a)	90	82,209
5.50%, 06/01/54(a)	75	72,634
5.25%, 06/01/62(a)	90	82,142
President and Fellows of Harvard College
3.15%, 07/15/46	62	45,630
2.52%, 10/15/50(a)	71	44,869
3.30%, 07/15/56(a)	121	86,618
Quanta Services, Inc.
2.90%, 10/01/30	90	79,287
2.35%, 01/15/32(a)	80	64,999
3.05%, 10/01/41(a)	69	48,651
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	43,927
S&P Global, Inc.
2.45%, 03/01/27	60	56,096
4.75%, 08/01/28(a)	171	169,761
2.70%, 03/01/29(a)	70	63,439
4.25%, 05/01/29(a)	171	165,977
2.50%, 12/01/29(a)	81	71,715
1.25%, 08/15/30(a)	75	60,604
Security	Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc. (continued)
2.90%, 03/01/32(a)	$95	$ 82,092
3.25%, 12/01/49	80	56,310
3.70%, 03/01/52	76	57,283
2.30%, 08/15/60	87	44,189
3.90%, 03/01/62(a)	30	22,333
Thomas Jefferson University, 3.85%, 11/01/57	72	52,740
Trustees of Boston College, 3.13%, 07/01/52(a)	87	60,905
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	29,355
Trustees of Princeton University(a)
5.70%, 03/01/39	87	93,430
Series 2020, 2.52%, 07/01/50	74	47,631
Trustees of the University of Pennsylvania(a)
3.61%, 02/15/2119	57	38,611
Series 2020, 2.40%, 10/01/50	52	31,654
UL Solutions, Inc., 6.50%, 10/20/28(a)(b)	25	26,080
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	47,281
University of Miami, Series 2022, 4.06%, 04/01/52	67	53,903
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	82	63,284
University of Southern California(a)
2.81%, 10/01/50	71	46,861
4.98%, 10/01/53	75	72,673
Series 21A, 2.95%, 10/01/51	87	58,184
Series A, 3.23%, 10/01/2120	69	41,188
Verisk Analytics, Inc.
4.13%, 03/15/29	87	83,635
5.75%, 04/01/33	55	56,456
5.25%, 06/05/34(a)	40	39,385
3.63%, 05/15/50	58	41,709
Washington University
4.35%, 04/15/2122	83	66,732
Series 2022, 3.52%, 04/15/54(a)	75	56,687
William Marsh Rice University, 3.77%, 05/15/55(a)	85	68,503
Yale University(a)
Series 2020, 1.48%, 04/15/30	54	45,113
Series 2020, 2.40%, 04/15/50	62	38,375
		7,920,234
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.90%, 02/26/26(a)	95	94,854
2.95%, 02/28/26	257	248,402
2.50%, 09/20/26(a)	171	162,601
4.80%, 02/26/27(a)	150	149,594
4.85%, 02/26/29(a)	450	449,921
4.95%, 02/26/31	415	414,650
5.05%, 02/26/34(a)	610	609,545
5.90%, 02/15/39(a)	341	362,660
5.30%, 02/26/54(a)	85	83,250
5.35%, 02/26/64(a)	90	87,592
Juniper Networks, Inc.(a)
3.75%, 08/15/29	87	80,880
5.95%, 03/15/41	87	88,026
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	87	85,535
5.00%, 04/15/29(a)	25	24,807
4.60%, 05/23/29	166	161,750
2.30%, 11/15/30(a)	146	122,781

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
2.75%, 05/24/31	$102	$ 86,454
5.40%, 04/15/34(a)	175	173,489
		3,486,791
Construction & Engineering — 0.0%
MasTec, Inc., 5.90%, 06/15/29	25	25,105
Construction Materials — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	100,942
Consumer Finance — 0.5%
American Express Co.
3.95%, 08/01/25	100	98,357
4.90%, 02/13/26(a)	200	198,713
3.13%, 05/20/26(a)	150	144,302
1.65%, 11/04/26(a)	171	157,327
2.55%, 03/04/27(a)	392	366,379
3.30%, 05/03/27	87	82,772
5.85%, 11/05/27(a)	140	143,396
4.05%, 05/03/29(a)	86	82,995
4.05%, 12/03/42(a)	167	139,405
(1-day SOFR + 0.75%), 5.65%, 04/23/27(c)	100	100,387
(1-day SOFR + 0.97%), 5.39%, 07/28/27(c)	25	25,031
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	60	59,733
(1-day SOFR + 1.09%), 5.53%, 04/25/30(c)	100	101,152
(1-day SOFR + 1.33%), 6.34%, 10/30/26(c)	75	75,736
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)(c)	100	94,344
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	120	117,352
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	79,955
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	96,340
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	100,199
Ameriprise Financial, Inc.
2.88%, 09/15/26	87	82,847
5.70%, 12/15/28	25	25,600
5.15%, 05/15/33(a)	50	50,081
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	73,989
Apollo Global Management, Inc., 6.38%, 11/15/33	25	26,381
BGC Group, Inc., 6.60%, 06/10/29(b)	25	24,877
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	86	68,985
Capital One Financial Corp.
4.20%, 10/29/25(a)	61	59,739
3.75%, 07/28/26	80	77,219
3.75%, 03/09/27(a)	87	83,557
3.65%, 05/11/27(a)	341	326,086
3.80%, 01/31/28	171	162,563
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	171	156,790
(1-day SOFR + 1.27%), 2.62%, 11/02/32(a)(c)	87	70,786
(1-day SOFR + 1.34%), 2.36%, 07/29/32(a)(c)	171	133,589
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	106,512
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(c)	30	30,143
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	130	128,157
(1-day SOFR + 2.08%), 5.47%, 02/01/29(a)(c)	100	99,538
(1-day SOFR + 2.16%), 4.99%, 07/24/26(c)	50	49,565
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	235	236,365
(1-day SOFR + 2.44%), 7.15%, 10/29/27(c)	50	51,672
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	49,121
(1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(c)	90	89,076
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	40	40,927
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	330	338,567
Charles Schwab Corp.
0.90%, 03/11/26(a)	289	267,993
Security	Par (000)	Value
Consumer Finance (continued)
Charles Schwab Corp. (continued)
1.15%, 05/13/26(a)	$141	$ 130,392
5.88%, 08/24/26(a)	40	40,460
2.45%, 03/03/27(a)	82	76,478
3.20%, 01/25/28(a)	171	160,496
2.00%, 03/20/28(a)	140	125,666
3.25%, 05/22/29(a)	70	64,513
1.65%, 03/11/31	87	69,867
2.30%, 05/13/31(a)	171	143,290
2.90%, 03/03/32	140	119,753
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)(c)	100	104,004
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)(c)	300	305,856
CI Financial Corp., 3.20%, 12/17/30(a)	104	81,972
Credit Suisse USA, Inc., 7.13%, 07/15/32(a)	200	219,991
Discover Financial Services
4.10%, 02/09/27(a)	100	96,139
6.70%, 11/29/32(a)	150	156,524
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	84,367
Franklin Resources, Inc., 2.95%, 08/12/51	75	46,683
Invesco Finance PLC, 5.38%, 11/30/43(a)	87	82,516
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	171	168,733
5.88%, 07/21/28(a)	120	121,205
4.15%, 01/23/30	171	158,845
2.63%, 10/15/31	71	57,297
2.75%, 10/15/32(a)	141	112,659
6.20%, 04/14/34(a)	275	278,525
Lazard Group LLC
4.50%, 09/19/28(a)	100	96,598
6.00%, 03/15/31	200	202,126
Legg Mason, Inc., 5.63%, 01/15/44(a)	109	105,818
Mastercard, Inc.
2.95%, 11/21/26(a)	200	190,908
3.30%, 03/26/27	82	78,666
4.88%, 03/09/28(a)	45	45,240
2.95%, 06/01/29(a)	257	236,195
3.35%, 03/26/30	144	133,242
1.90%, 03/15/31(a)	90	75,205
4.85%, 03/09/33(a)	50	49,774
4.88%, 05/09/34	75	74,154
3.65%, 06/01/49	87	66,206
3.85%, 03/26/50	181	142,761
2.95%, 03/15/51(a)	96	63,578
Nomura Holdings, Inc.
1.65%, 07/14/26(a)	200	184,865
2.33%, 01/22/27	222	205,224
2.17%, 07/14/28	400	353,125
2.71%, 01/22/29(a)	222	197,573
5.61%, 07/06/29(a)	200	201,074
3.10%, 01/16/30(a)	200	176,806
2.61%, 07/14/31	200	164,662
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	87	78,298
Stifel Financial Corp., 4.00%, 05/15/30(a)	100	92,055
Synchrony Financial(a)
4.50%, 07/23/25	67	65,872
3.95%, 12/01/27	171	159,690
5.15%, 03/19/29	87	83,538
Visa, Inc.
3.15%, 12/14/25	501	487,237
1.90%, 04/15/27(a)	341	314,778
2.75%, 09/15/27	197	185,085
2.05%, 04/15/30	171	146,827
1.10%, 02/15/31(a)	240	191,078
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Visa, Inc. (continued)
4.15%, 12/14/35	$87	$ 81,188
2.70%, 04/15/40(a)	171	124,600
4.30%, 12/14/45	269	233,298
3.65%, 09/15/47	69	53,496
2.00%, 08/15/50(a)	189	106,268
Voya Financial, Inc.
3.65%, 06/15/26	62	59,830
5.70%, 07/15/43(a)	87	84,291
Western Union Co.(a)
1.35%, 03/15/26	155	144,500
6.20%, 11/17/36	92	93,545
		14,010,105
Consumer Staples Distribution & Retail — 0.4%
Campbell Soup Co.
5.30%, 03/20/26(a)	45	44,888
5.20%, 03/19/27(a)	50	50,075
5.20%, 03/21/29(a)	50	50,029
5.40%, 03/21/34(a)	50	49,672
4.80%, 03/15/48	130	113,523
Costco Wholesale Corp.(a)
3.00%, 05/18/27	257	245,660
1.60%, 04/20/30	257	216,019
1.75%, 04/20/32	87	69,873
Dollar General Corp.
4.63%, 11/01/27	70	68,375
5.20%, 07/05/28(a)	35	34,916
3.50%, 04/03/30(a)	100	91,341
5.00%, 11/01/32(a)	75	73,081
5.45%, 07/05/33(a)	40	39,768
4.13%, 04/03/50	100	75,834
Dollar Tree, Inc.
4.20%, 05/15/28	171	164,134
2.65%, 12/01/31(a)	87	72,274
3.38%, 12/01/51	71	46,239
General Mills, Inc.
4.70%, 01/30/27(a)	50	49,372
3.20%, 02/10/27	87	82,896
4.20%, 04/17/28(a)	171	165,628
5.50%, 10/17/28(a)	55	55,750
2.88%, 04/15/30(a)	171	151,675
2.25%, 10/14/31	121	99,347
4.95%, 03/29/33(a)	30	29,220
3.00%, 02/01/51(a)	180	114,571
Ingredion, Inc., 3.90%, 06/01/50	87	64,127
Kellanova
3.25%, 04/01/26(a)	65	62,693
4.30%, 05/15/28(a)	171	166,484
2.10%, 06/01/30(a)	141	119,371
5.25%, 03/01/33	30	29,783
4.50%, 04/01/46	62	51,625
5.75%, 05/16/54	25	24,975
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	73,057
Kraft Heinz Foods Co.
3.00%, 06/01/26(a)	206	197,289
3.88%, 05/15/27	148	143,110
4.63%, 01/30/29(a)	87	85,799
3.75%, 04/01/30(a)	79	73,755
4.25%, 03/01/31	87	82,496
6.75%, 03/15/32(a)	70	76,189
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co. (continued)
5.00%, 07/15/35(a)	$79	$ 76,640
6.88%, 01/26/39	87	96,616
6.50%, 02/09/40	79	84,632
5.00%, 06/04/42(a)	163	147,382
5.20%, 07/15/45(a)	197	180,586
4.38%, 06/01/46	100	81,328
4.88%, 10/01/49(a)	163	142,069
5.50%, 06/01/50(a)	87	83,231
Kroger Co.
3.50%, 02/01/26	87	84,425
2.65%, 10/15/26(a)	171	161,570
3.70%, 08/01/27	87	83,660
4.50%, 01/15/29(a)	171	167,741
1.70%, 01/15/31(a)	182	146,504
5.15%, 08/01/43(a)	66	60,398
3.88%, 10/15/46(a)	87	65,551
4.65%, 01/15/48(a)	87	73,602
5.40%, 01/15/49	87	82,316
3.95%, 01/15/50	75	57,832
McCormick & Co., Inc.
0.90%, 02/15/26	67	62,386
1.85%, 02/15/31	71	57,619
4.95%, 04/15/33(a)	100	97,562
Sysco Corp.
3.75%, 10/01/25(a)	74	72,427
3.30%, 07/15/26	110	105,786
3.25%, 07/15/27(a)	171	161,923
5.75%, 01/17/29(a)	50	51,191
5.95%, 04/01/30(a)	171	177,958
2.45%, 12/14/31(a)	87	71,850
6.00%, 01/17/34(a)	50	52,481
4.85%, 10/01/45(a)	53	46,834
4.50%, 04/01/46	87	73,266
4.45%, 03/15/48	87	72,294
6.60%, 04/01/50(a)	314	349,481
Target Corp.
2.50%, 04/15/26(a)	87	83,307
1.95%, 01/15/27(a)	74	68,865
3.38%, 04/15/29(a)	171	160,772
2.35%, 02/15/30(a)	169	148,123
2.65%, 09/15/30(a)	199	176,351
4.50%, 09/15/32(a)	100	96,406
4.40%, 01/15/33(a)	150	143,967
7.00%, 01/15/38	174	203,656
3.90%, 11/15/47(a)	87	68,733
4.80%, 01/15/53(a)	150	135,969
Walmart, Inc.
3.90%, 09/09/25	600	591,388
4.00%, 04/15/26(a)	30	29,523
1.05%, 09/17/26(a)	84	77,434
3.95%, 09/09/27(a)	100	97,703
3.90%, 04/15/28(a)	45	43,844
4.00%, 04/15/30(a)	160	155,348
1.80%, 09/22/31(a)	166	136,774
4.15%, 09/09/32(a)	100	96,462
4.10%, 04/15/33(a)	80	76,219
6.50%, 08/15/37(a)	200	226,421
5.63%, 04/01/40(a)	341	359,062
4.05%, 06/29/48	82	68,096
2.65%, 09/22/51(a)	150	94,009

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.50%, 09/09/52(a)	$400	$ 355,083
4.50%, 04/15/53(a)	80	70,809
Series M, 2.38%, 09/24/29	33	29,603
		10,627,981
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33(a)	40	40,436
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	70	60,057
2.69%, 05/25/31(a)	72	60,501
Berry Global, Inc.
1.57%, 01/15/26	171	160,656
1.65%, 01/15/27(a)	87	79,231
5.80%, 06/15/31(a)(b)	50	49,927
5.65%, 01/15/34(a)(b)	30	29,301
Packaging Corp. of America
3.00%, 12/15/29	70	62,623
5.70%, 12/01/33(a)	30	30,473
4.05%, 12/15/49(a)	112	87,946
3.05%, 10/01/51(a)	65	42,397
Sonoco Products Co.
2.25%, 02/01/27	277	256,708
2.85%, 02/01/32(a)	171	142,081
WestRock MWV LLC, 8.20%, 01/15/30(a)	74	84,415
WRKCo, Inc.
4.65%, 03/15/26	200	197,080
3.38%, 09/15/27(a)	87	82,340
4.00%, 03/15/28(a)	171	163,743
4.90%, 03/15/29(a)	171	169,909
		1,799,824
Distributors(a) — 0.0%
Genuine Parts Co.
6.50%, 11/01/28	25	26,201
6.88%, 11/01/33	25	27,453
		53,654
Diversified REITs — 0.4%
American Homes 4 Rent LP
4.90%, 02/15/29(a)	171	167,122
2.38%, 07/15/31	35	28,437
5.50%, 02/01/34(a)	50	49,166
5.50%, 07/15/34	25	24,564
3.38%, 07/15/51	25	16,265
American Tower Corp.(a)
2.90%, 01/15/30	93	81,985
3.10%, 06/15/50	82	52,927
Boston Properties LP
3.65%, 02/01/26	67	64,659
6.75%, 12/01/27	100	102,582
4.50%, 12/01/28	171	161,308
3.40%, 06/21/29	100	88,878
2.90%, 03/15/30	83	70,418
3.25%, 01/30/31(a)	171	144,533
2.55%, 04/01/32(a)	130	101,376
6.50%, 01/15/34(a)	75	76,287
Brixmor Operating Partnership LP
4.13%, 06/15/26(a)	87	84,704
4.13%, 05/15/29	214	201,986
5.50%, 02/15/34(a)	25	24,566
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	79,469
Corporate Office Properties LP
2.00%, 01/15/29(a)	70	59,353
Security	Par (000)	Value
Diversified REITs (continued)
Corporate Office Properties LP (continued)
2.75%, 04/15/31	$50	$ 41,339
2.90%, 12/01/33(a)	87	68,501
Digital Realty Trust LP
3.70%, 08/15/27	171	163,226
5.55%, 01/15/28(a)	285	287,525
3.60%, 07/01/29(a)	130	120,586
DOC DR LLC, 2.63%, 11/01/31(a)	87	72,018
ERP Operating LP
3.25%, 08/01/27	87	82,351
3.50%, 03/01/28(a)	171	162,191
3.00%, 07/01/29	128	116,268
2.50%, 02/15/30	72	62,817
1.85%, 08/01/31(a)	76	61,378
4.50%, 06/01/45	87	72,838
Essential Properties LP, 2.95%, 07/15/31	41	33,731
Essex Portfolio LP
4.00%, 03/01/29	71	67,062
3.00%, 01/15/30(a)	70	62,178
1.65%, 01/15/31(a)	90	71,470
2.55%, 06/15/31(a)	60	49,982
5.50%, 04/01/34(a)	25	24,775
2.65%, 09/01/50(a)	71	40,592
Extra Space Storage LP
4.00%, 06/15/29	21	19,691
2.20%, 10/15/30(a)	69	57,270
5.90%, 01/15/31(a)	30	30,637
2.55%, 06/01/31	87	72,415
2.40%, 10/15/31	75	61,619
2.35%, 03/15/32	70	55,761
5.40%, 02/01/34(a)	50	48,941
Federal Realty OP LP
3.25%, 07/15/27	87	82,168
5.38%, 05/01/28(a)	40	40,044
3.50%, 06/01/30	140	126,960
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29(a)	171	168,482
4.00%, 01/15/30	169	154,837
3.25%, 01/15/32(a)	63	52,942
Healthcare Realty Holdings LP, 3.10%, 02/15/30	171	149,529
Highwoods Realty LP
4.13%, 03/15/28	87	81,284
3.05%, 02/15/30(a)	87	73,773
Invitation Homes Operating Partnership LP
2.30%, 11/15/28(a)	79	69,954
5.45%, 08/15/30(a)	60	60,106
2.00%, 08/15/31	70	55,576
5.50%, 08/15/33(a)	90	88,727
2.70%, 01/15/34	87	68,524
Kimco Realty OP LLC
2.80%, 10/01/26	587	555,088
3.80%, 04/01/27	300	288,536
2.25%, 12/01/31(a)	87	69,826
4.60%, 02/01/33	25	23,446
6.40%, 03/01/34(a)	25	26,428
4.45%, 09/01/47	62	49,466
3.70%, 10/01/49	87	63,052
Mid-America Apartments LP
1.10%, 09/15/26(a)	67	61,201
3.60%, 06/01/27	87	83,419
3.95%, 03/15/29(a)	87	83,223
1.70%, 02/15/31(a)	69	55,362
5.30%, 02/15/32(a)	25	24,890
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Mid-America Apartments LP (continued)
5.00%, 03/15/34(a)	$25	$ 24,273
2.88%, 09/15/51(a)	66	40,844
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	69,318
Prologis LP
3.25%, 06/30/26	87	83,860
2.13%, 04/15/27	30	27,701
4.88%, 06/15/28(a)	45	44,780
2.88%, 11/15/29	93	83,663
2.25%, 04/15/30(a)	213	183,228
1.75%, 07/01/30(a)	82	67,816
1.25%, 10/15/30	65	51,862
1.75%, 02/01/31	64	51,901
4.63%, 01/15/33	135	129,293
4.75%, 06/15/33(a)	40	38,568
5.13%, 01/15/34(a)	50	49,411
5.00%, 03/15/34(a)	50	48,903
3.00%, 04/15/50	95	61,358
5.25%, 06/15/53	140	132,094
5.25%, 03/15/54(a)	50	47,241
Rexford Industrial Realty LP
5.00%, 06/15/28(a)	30	29,670
2.13%, 12/01/30	71	58,087
2.15%, 09/01/31	79	63,013
Sabra Health Care LP
3.90%, 10/15/29(a)	50	45,138
3.20%, 12/01/31	87	72,320
Simon Property Group LP
3.30%, 01/15/26(a)	257	249,019
1.38%, 01/15/27(a)	121	110,398
3.38%, 06/15/27(a)	130	124,006
2.45%, 09/13/29	87	76,434
2.65%, 07/15/30(a)	171	148,953
2.25%, 01/15/32(a)	121	98,241
2.65%, 02/01/32	200	166,928
5.50%, 03/08/33(a)	100	100,560
6.25%, 01/15/34(a)	200	210,947
4.75%, 03/15/42(a)	74	65,195
4.25%, 10/01/44	87	70,456
4.25%, 11/30/46	87	69,839
3.25%, 09/13/49(a)	114	76,383
5.85%, 03/08/53(a)	100	99,420
6.65%, 01/15/54	35	38,425
Sun Communities Operating LP
2.30%, 11/01/28	79	69,445
5.50%, 01/15/29(a)	25	25,007
2.70%, 07/15/31(a)	128	105,719
4.20%, 04/15/32	69	61,865
5.70%, 01/15/33(a)	20	19,695
Tanger Properties LP, 3.88%, 07/15/27(a)	171	162,131
Ventas Realty LP
4.13%, 01/15/26	214	209,096
3.25%, 10/15/26	87	82,672
4.00%, 03/01/28	257	245,134
3.00%, 01/15/30(a)	50	44,142
2.50%, 09/01/31(a)	121	99,356
5.63%, 07/01/34	25	24,780
5.70%, 09/30/43(a)	100	95,485
VICI Properties LP
4.75%, 02/15/28	117	114,279
4.95%, 02/15/30(a)	105	101,298
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP (continued)
5.13%, 05/15/32(a)	$118	$ 112,423
5.63%, 05/15/52	161	144,957
6.13%, 04/01/54	100	95,995
WP Carey, Inc.
3.85%, 07/15/29(a)	82	76,561
2.45%, 02/01/32(a)	118	95,686
5.38%, 06/30/34	25	24,315
		11,564,177
Diversified Telecommunication Services — 1.0%
America Movil SAB de CV
3.63%, 04/22/29(a)	244	227,318
6.13%, 03/30/40	300	311,250
4.38%, 07/16/42	229	194,077
AT&T, Inc.
3.88%, 01/15/26	200	195,334
4.25%, 03/01/27(a)	500	488,326
2.30%, 06/01/27(a)	450	416,273
1.65%, 02/01/28	300	266,410
4.30%, 02/15/30(a)	300	287,411
2.75%, 06/01/31(a)	341	291,996
2.25%, 02/01/32(a)	400	324,480
2.55%, 12/01/33	200	159,029
5.40%, 02/15/34	125	125,001
4.50%, 05/15/35	655	603,193
4.90%, 08/15/37	375	351,015
4.85%, 03/01/39	300	274,791
5.35%, 09/01/40(a)	200	191,699
3.50%, 06/01/41(a)	250	191,000
4.65%, 06/01/44	125	106,817
4.75%, 05/15/46(a)	500	432,436
4.50%, 03/09/48(a)	500	412,248
3.65%, 06/01/51(a)	200	141,267
3.50%, 09/15/53	511	346,886
3.55%, 09/15/55(a)	974	656,662
3.80%, 12/01/57	778	543,539
3.65%, 09/15/59	520	348,723
3.85%, 06/01/60(a)	200	139,471
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	87	69,739
5.10%, 05/11/33(a)	60	58,841
5.20%, 02/15/34(a)	50	48,828
4.46%, 04/01/48	100	83,552
4.30%, 07/29/49	67	54,425
3.20%, 02/15/52	86	56,472
3.65%, 08/15/52	67	48,470
5.55%, 02/15/54	50	48,460
British Telecommunications PLC, 9.63%, 12/15/30	300	366,302
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	300	349,716
Orange SA, 9.00%, 03/01/31(a)	437	521,237
Rogers Communications, Inc.
3.63%, 12/15/25	267	259,595
2.90%, 11/15/26	171	161,693
3.20%, 03/15/27	73	69,283
3.80%, 03/15/32	58	51,823
5.30%, 02/15/34(a)	500	490,628
7.50%, 08/15/38	100	116,330
4.50%, 03/15/42(a)	59	49,956
5.00%, 03/15/44	87	77,756
4.30%, 02/15/48(a)	214	169,248
3.70%, 11/15/49(a)	71	50,152

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Rogers Communications, Inc. (continued)
4.55%, 03/15/52	$240	$ 195,932
Sprint Capital Corp.(a)
6.88%, 11/15/28	200	212,020
8.75%, 03/15/32	300	360,844
Telefonica Emisiones SA
7.05%, 06/20/36(a)	185	201,281
4.67%, 03/06/38	150	132,311
5.21%, 03/08/47	283	249,960
4.90%, 03/06/48	160	135,101
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	84,819
TELUS Corp.
3.40%, 05/13/32(a)	90	78,165
4.60%, 11/16/48	70	58,442
4.30%, 06/15/49	87	68,665
T-Mobile U.S., Inc.
1.50%, 02/15/26	171	160,535
2.25%, 02/15/26	150	142,438
2.63%, 04/15/26	100	95,105
3.75%, 04/15/27	300	288,348
5.38%, 04/15/27(a)	100	99,754
4.75%, 02/01/28(a)	125	123,092
2.05%, 02/15/28	87	78,144
4.95%, 03/15/28	85	84,434
4.80%, 07/15/28	80	78,913
4.85%, 01/15/29	65	64,193
2.63%, 02/15/29	100	89,567
3.38%, 04/15/29	200	184,695
3.88%, 04/15/30(a)	800	747,861
2.55%, 02/15/31(a)	259	219,858
2.88%, 02/15/31	100	86,721
3.50%, 04/15/31	225	202,144
2.25%, 11/15/31	59	48,220
2.70%, 03/15/32	130	108,761
5.20%, 01/15/33	200	197,868
5.05%, 07/15/33	275	269,035
5.75%, 01/15/34(a)	315	323,833
5.15%, 04/15/34(a)	35	34,400
4.38%, 04/15/40	214	185,443
3.00%, 02/15/41(a)	141	100,891
4.50%, 04/15/50	295	246,374
3.30%, 02/15/51(a)	300	202,536
3.40%, 10/15/52	341	232,806
5.65%, 01/15/53	200	197,036
5.75%, 01/15/54	330	328,445
6.00%, 06/15/54(a)	100	103,396
3.60%, 11/15/60	174	117,612
5.80%, 09/15/62(a)	100	99,144
Verizon Communications, Inc.
0.85%, 11/20/25	249	234,062
1.45%, 03/20/26	122	114,217
2.63%, 08/15/26	155	146,999
4.13%, 03/16/27	350	341,177
3.00%, 03/22/27(a)	200	189,226
2.10%, 03/22/28(a)	140	125,906
4.33%, 09/21/28(a)	369	358,796
3.88%, 02/08/29	341	324,102
4.02%, 12/03/29(a)	350	330,798
3.15%, 03/22/30(a)	171	154,199
1.68%, 10/30/30	341	277,145
1.75%, 01/20/31(a)	1,000	809,271
2.55%, 03/21/31(a)	377	320,302
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.36%, 03/15/32	$695	$ 568,146
5.05%, 05/09/33(a)	55	54,223
4.50%, 08/10/33(a)	300	282,034
4.40%, 11/01/34	257	238,147
4.81%, 03/15/39	104	96,442
2.65%, 11/20/40(a)	287	197,679
3.40%, 03/22/41(a)	429	328,053
2.85%, 09/03/41	112	78,470
4.75%, 11/01/41(a)	511	470,246
3.85%, 11/01/42	87	69,005
4.86%, 08/21/46(a)	341	309,249
4.00%, 03/22/50	171	133,194
2.88%, 11/20/50(a)	427	268,603
3.55%, 03/22/51(a)	336	241,798
3.88%, 03/01/52(a)	118	89,511
5.50%, 02/23/54(a)	30	29,368
2.99%, 10/30/56(a)	211	129,178
3.00%, 11/20/60(a)	275	164,480
3.70%, 03/22/61(a)	403	284,349
Vodafone Group PLC
7.88%, 02/15/30	74	83,519
6.15%, 02/27/37(a)	87	92,407
4.38%, 02/19/43	163	142,099
4.88%, 06/19/49(a)	150	129,813
4.25%, 09/17/50	205	159,931
5.63%, 02/10/53(a)	150	143,597
5.75%, 06/28/54	125	121,055
5.13%, 06/19/59	104	90,410
5.75%, 02/10/63	150	142,341
5.88%, 06/28/64	125	120,226
		27,532,073
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	82,626
5.45%, 05/15/29(a)	50	50,260
4.70%, 05/15/32	70	65,888
5.70%, 05/15/34	50	49,651
5.25%, 05/15/52	70	62,517
Series H, 3.45%, 01/15/50	100	66,353
AEP Transmission Co. LLC
3.10%, 12/01/26	87	82,855
3.80%, 06/15/49	171	126,247
3.15%, 09/15/49	71	46,666
5.40%, 03/15/53	40	38,233
Series M, 3.65%, 04/01/50	87	62,587
Series N, 2.75%, 08/15/51(a)	71	42,520
Series O, 4.50%, 06/15/52	50	41,463
AES Corp.
1.38%, 01/15/26	171	160,247
5.45%, 06/01/28(a)	60	59,866
2.45%, 01/15/31(a)	87	71,628
Alabama Power Co.
3.75%, 09/01/27(a)	100	96,373
3.94%, 09/01/32	100	91,767
5.85%, 11/15/33(a)	25	26,009
6.13%, 05/15/38(a)	171	180,236
3.75%, 03/01/45	87	66,777
4.30%, 01/02/46	87	72,396
3.45%, 10/01/49	65	46,344
3.13%, 07/15/51	104	68,835
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Alabama Power Co. (continued)
Series 2020-A, 1.45%, 09/15/30	$51	$ 41,564
Ameren Corp.
5.70%, 12/01/26	50	50,396
1.95%, 03/15/27(a)	133	122,163
5.00%, 01/15/29(a)	50	49,498
3.50%, 01/15/31	171	154,162
Ameren Illinois Co.
3.85%, 09/01/32(a)	90	81,635
4.15%, 03/15/46	87	71,007
3.25%, 03/15/50	53	36,128
5.90%, 12/01/52	50	51,570
5.55%, 07/01/54(a)	75	73,553
American Electric Power Co., Inc.
5.75%, 11/01/27(a)	100	101,652
5.20%, 01/15/29	75	74,595
2.30%, 03/01/30(a)	75	63,959
5.95%, 11/01/32	100	102,314
5.63%, 03/01/33	32	31,882
Series J, 4.30%, 12/01/28(a)	87	83,561
Series N, 1.00%, 11/01/25(a)	87	81,748
Appalachian Power Co.
5.65%, 04/01/34(a)	50	49,505
4.40%, 05/15/44(a)	87	69,481
Series BB, 4.50%, 08/01/32(a)	100	92,418
Series Z, 3.70%, 05/01/50	70	48,394
Arizona Public Service Co.
2.60%, 08/15/29	87	77,021
6.35%, 12/15/32(a)	100	104,959
5.55%, 08/01/33(a)	250	247,851
5.70%, 08/15/34(a)	25	24,961
5.05%, 09/01/41	87	79,174
4.50%, 04/01/42	71	60,199
4.20%, 08/15/48	87	67,784
3.50%, 12/01/49(a)	64	43,480
Avista Corp., 4.35%, 06/01/48	104	85,934
Baltimore Gas and Electric Co.
2.40%, 08/15/26(a)	171	161,403
2.25%, 06/15/31	81	67,483
5.30%, 06/01/34	25	24,859
6.35%, 10/01/36	87	92,458
3.50%, 08/15/46	121	87,262
3.20%, 09/15/49	80	53,219
2.90%, 06/15/50	79	49,599
4.55%, 06/01/52	30	25,003
5.40%, 06/01/53(a)	235	224,174
5.65%, 06/01/54	25	24,699
Berkshire Hathaway Energy Co.
3.25%, 04/15/28(a)	87	81,611
3.70%, 07/15/30	87	80,898
1.65%, 05/15/31(a)	146	116,175
6.13%, 04/01/36	337	352,671
5.95%, 05/15/37(a)	171	176,997
5.15%, 11/15/43	87	82,053
4.50%, 02/01/45(a)	71	62,141
3.80%, 07/15/48	87	63,938
4.45%, 01/15/49	87	71,114
4.25%, 10/15/50	71	55,660
2.85%, 05/15/51(a)	71	43,272
4.60%, 05/01/53	71	58,946
Black Hills Corp.
3.95%, 01/15/26	70	68,336
5.95%, 03/15/28(a)	100	102,316
Security	Par (000)	Value
Electric Utilities (continued)
Black Hills Corp. (continued)
3.05%, 10/15/29(a)	$73	$ 64,894
2.50%, 06/15/30	55	46,353
4.35%, 05/01/33	71	63,867
6.00%, 01/15/35	25	25,148
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(a)	50	50,417
4.45%, 10/01/32	40	37,874
4.95%, 04/01/33(a)	100	97,352
5.15%, 03/01/34(a)	40	39,687
3.55%, 08/01/42	74	57,248
3.95%, 03/01/48	87	68,213
5.30%, 04/01/53	30	28,751
Series AF, 3.35%, 04/01/51(a)	87	60,295
Series AG, 3.00%, 03/01/32(a)	70	60,412
Series AH, 3.60%, 03/01/52	50	36,201
Series AJ, 4.85%, 10/01/52	50	44,412
CenterPoint Energy, Inc.(a)
1.45%, 06/01/26	84	78,042
5.25%, 08/10/26	25	24,937
5.40%, 06/01/29	50	50,180
2.65%, 06/01/31	140	117,809
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	87	83,868
CMS Energy Corp.
3.45%, 08/15/27	171	162,758
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	100	83,598
Commonwealth Edison Co.
2.55%, 06/15/26	87	82,888
4.90%, 02/01/33(a)	30	29,300
5.30%, 06/01/34	25	25,002
5.90%, 03/15/36	50	51,792
6.45%, 01/15/38	100	108,241
3.70%, 03/01/45	87	66,326
3.65%, 06/15/46	130	96,668
3.00%, 03/01/50	87	55,785
5.30%, 02/01/53	40	37,758
Series 127, 3.20%, 11/15/49	105	70,144
Series 130, 3.13%, 03/15/51	71	46,339
Series 131, 2.75%, 09/01/51(a)	87	51,879
Series 133, 3.85%, 03/15/52	141	104,284
Connecticut Light and Power Co.
4.65%, 01/01/29(a)	25	24,703
4.90%, 07/01/33	25	24,332
4.30%, 04/15/44(a)	100	84,294
5.25%, 01/15/53(a)	100	95,670
Series A, 3.20%, 03/15/27(a)	87	83,031
Series A, 2.05%, 07/01/31(a)	140	114,297
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	83,442
2.40%, 06/15/31(a)	171	144,322
5.20%, 03/01/33(a)	50	49,890
5.50%, 03/15/34	50	50,787
5.38%, 05/15/34(a)	25	25,124
3.95%, 03/01/43	53	42,348
4.45%, 03/15/44	87	74,109
4.50%, 12/01/45	87	73,622
3.85%, 06/15/46	171	131,075
3.20%, 12/01/51	60	39,550
6.15%, 11/15/52(a)	50	53,003
5.90%, 11/15/53(a)	50	51,134
5.70%, 05/15/54(a)	25	24,941
4.63%, 12/01/54	100	84,567
3.70%, 11/15/59	70	48,602

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
3.60%, 06/15/61(a)	$130	$ 88,318
Series 2007-A, 6.30%, 08/15/37	200	212,911
Series 2012-A, 4.20%, 03/15/42	71	58,557
Series 20A, 3.35%, 04/01/30(a)	257	235,948
Series 20B, 3.95%, 04/01/50(a)	171	133,422
Series C, 4.30%, 12/01/56	87	68,521
Series C, 4.00%, 11/15/57	130	97,756
Series D, 4.00%, 12/01/28(a)	87	83,724
Series E, 4.65%, 12/01/48	87	74,251
Constellation Energy Generation LLC
5.60%, 03/01/28	50	50,638
5.80%, 03/01/33	50	51,017
6.13%, 01/15/34	25	26,048
6.25%, 10/01/39	123	127,043
5.75%, 10/01/41(a)	87	85,234
6.50%, 10/01/53	100	106,139
5.75%, 03/15/54	50	48,456
Consumers Energy Co.
4.65%, 03/01/28(a)	200	198,275
4.90%, 02/15/29(a)	100	99,544
4.63%, 05/15/33(a)	100	95,743
4.35%, 04/15/49	171	144,172
3.10%, 08/15/50(a)	75	51,604
2.65%, 08/15/52(a)	38	23,372
4.20%, 09/01/52	25	20,240
2.50%, 05/01/60(a)	181	101,804
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41(a)	171	166,353
6.25%, 10/15/53(a)	50	53,831
Series A, 2.30%, 12/01/31	70	57,610
Dominion Energy, Inc.
3.90%, 10/01/25	341	333,886
5.38%, 11/15/32(a)	50	49,566
7.00%, 06/15/38	87	94,809
Series A, 1.45%, 04/15/26	70	65,189
Series A, 4.35%, 08/15/32(a)	50	46,642
Series B, 3.30%, 04/15/41	75	54,158
Series B, 4.85%, 08/15/52(a)	50	42,980
Series C, 3.38%, 04/01/30(a)	257	232,147
Series C, 2.25%, 08/15/31(a)	82	66,796
Series C, 4.90%, 08/01/41	50	44,009
DTE Electric Co.
5.20%, 04/01/33(a)	40	39,957
5.20%, 03/01/34	50	49,840
3.70%, 03/15/45(a)	51	39,466
3.70%, 06/01/46	87	66,361
3.75%, 08/15/47(a)	70	53,209
5.40%, 04/01/53	40	39,004
Series A, 1.90%, 04/01/28	87	77,961
Series A, 3.00%, 03/01/32(a)	61	52,708
Series A, 4.00%, 04/01/43(a)	53	43,424
Series A, 4.05%, 05/15/48	87	69,460
Series B, 3.25%, 04/01/51	71	47,915
Series B, 3.65%, 03/01/52	63	46,348
DTE Energy Co.
4.88%, 06/01/28(a)	200	196,858
5.10%, 03/01/29(a)	75	74,386
5.85%, 06/01/34(a)	250	253,619
Series C, 3.40%, 06/15/29	120	109,938
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	76,714
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC (continued)
2.45%, 02/01/30	$71	$ 62,108
2.55%, 04/15/31(a)	75	63,879
2.85%, 03/15/32(a)	97	83,103
4.95%, 01/15/33(a)	160	157,260
4.85%, 01/15/34(a)	25	24,193
6.10%, 06/01/37	87	89,662
6.05%, 04/15/38(a)	74	77,003
5.30%, 02/15/40	87	84,045
4.25%, 12/15/41	171	142,912
4.00%, 09/30/42	87	70,069
3.70%, 12/01/47(a)	87	63,904
3.95%, 03/15/48	71	54,594
3.45%, 04/15/51	75	52,337
3.55%, 03/15/52	78	55,076
5.35%, 01/15/53	150	142,476
5.40%, 01/15/54	92	88,267
Series A, 6.00%, 12/01/28	87	89,569
Duke Energy Corp.
0.90%, 09/15/25	243	230,140
5.00%, 12/08/25	65	64,676
2.65%, 09/01/26(a)	87	82,244
4.85%, 01/05/27	25	24,807
3.15%, 08/15/27(a)	87	82,037
5.00%, 12/08/27(a)	170	169,148
4.30%, 03/15/28	90	87,314
4.85%, 01/05/29(a)	25	24,685
2.45%, 06/01/30(a)	89	76,418
4.50%, 08/15/32(a)	100	93,505
5.75%, 09/15/33(a)	75	76,161
5.45%, 06/15/34	50	49,420
3.30%, 06/15/41	121	87,766
4.80%, 12/15/45	87	75,095
3.75%, 09/01/46	100	72,783
3.95%, 08/15/47	87	65,027
4.20%, 06/15/49	87	66,912
3.50%, 06/15/51	100	67,612
5.00%, 08/15/52	100	86,873
6.10%, 09/15/53(a)	75	76,119
5.80%, 06/15/54	50	48,570
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	109	97,631
Duke Energy Florida LLC
2.50%, 12/01/29(a)	59	52,040
1.75%, 06/15/30(a)	82	68,038
2.40%, 12/15/31	141	117,071
5.88%, 11/15/33(a)	35	36,387
6.35%, 09/15/37	200	212,901
6.40%, 06/15/38	200	214,313
3.40%, 10/01/46	87	61,229
3.00%, 12/15/51	65	40,837
5.95%, 11/15/52(a)	100	101,737
6.20%, 11/15/53(a)	50	52,965
Duke Energy Indiana LLC
5.25%, 03/01/34	25	24,903
3.75%, 05/15/46(a)	87	65,958
5.40%, 04/01/53	50	47,341
Series WWW, 4.90%, 07/15/43	87	78,322
Duke Energy Ohio, Inc.
5.25%, 04/01/33(a)	35	34,696
3.70%, 06/15/46(a)	87	64,024
5.55%, 03/15/54	25	24,080
Duke Energy Progress LLC
3.70%, 09/01/28(a)	65	61,951
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC (continued)
3.45%, 03/15/29	$87	$ 81,142
2.00%, 08/15/31(a)	74	60,340
3.40%, 04/01/32	67	59,206
5.25%, 03/15/33(a)	30	29,910
5.10%, 03/15/34(a)	25	24,794
4.10%, 05/15/42	53	43,354
4.10%, 03/15/43	87	70,421
4.38%, 03/30/44	74	61,479
4.15%, 12/01/44	87	70,068
4.20%, 08/15/45	87	70,196
3.70%, 10/15/46	87	64,470
2.50%, 08/15/50(a)	87	50,086
2.90%, 08/15/51	74	45,867
4.00%, 04/01/52	55	41,767
5.35%, 03/15/53	50	46,884
Edison International
4.70%, 08/15/25	340	336,108
4.13%, 03/15/28	171	163,337
5.25%, 11/15/28	25	24,781
5.45%, 06/15/29	50	49,971
6.95%, 11/15/29(a)	45	47,843
El Paso Electric Co., 6.00%, 05/15/35(a)	87	86,965
Emera U.S. Finance LP
3.55%, 06/15/26	185	177,411
2.64%, 06/15/31	155	127,952
4.75%, 06/15/46	62	51,019
Entergy Arkansas LLC
3.50%, 04/01/26(a)	65	63,206
5.15%, 01/15/33(a)	50	49,464
5.30%, 09/15/33	50	49,817
5.45%, 06/01/34	25	25,034
2.65%, 06/15/51	75	43,625
3.35%, 06/15/52	87	58,589
5.75%, 06/01/54	25	24,806
Entergy Corp.
0.90%, 09/15/25	116	109,757
2.95%, 09/01/26	171	162,246
1.90%, 06/15/28	71	62,580
2.80%, 06/15/30(a)	79	68,999
2.40%, 06/15/31(a)	104	85,830
3.75%, 06/15/50(a)	71	50,191
Entergy Louisiana LLC
1.60%, 12/15/30(a)	82	66,030
4.00%, 03/15/33	87	78,347
5.35%, 03/15/34(a)	225	223,253
4.20%, 09/01/48	87	68,766
4.20%, 04/01/50	171	134,102
4.75%, 09/15/52	50	43,055
5.70%, 03/15/54(a)	125	122,945
Entergy Mississippi LLC
2.85%, 06/01/28	87	79,989
5.00%, 09/01/33	20	19,377
3.85%, 06/01/49	87	64,140
5.85%, 06/01/54(a)	125	124,403
Entergy Texas, Inc.(a)
5.00%, 09/15/52	50	44,310
5.80%, 09/01/53	25	24,993
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	58,941
5.90%, 11/15/33	25	25,703
4.25%, 12/01/45(a)	171	139,858
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc. (continued)
3.25%, 09/01/49	$87	$ 57,895
3.45%, 04/15/50	87	59,943
5.70%, 03/15/53(a)	20	19,604
Evergy Metro, Inc.
3.65%, 08/15/25	53	51,939
4.95%, 04/15/33(a)	30	29,062
5.40%, 04/01/34(a)	25	24,807
Evergy, Inc., 2.90%, 09/15/29	87	77,706
Eversource Energy
4.75%, 05/15/26(a)	30	29,608
5.00%, 01/01/27(a)	25	24,799
2.90%, 03/01/27	67	62,949
5.45%, 03/01/28(a)	95	95,280
5.95%, 02/01/29	75	76,643
2.55%, 03/15/31(a)	87	72,328
5.85%, 04/15/31(a)	75	75,936
3.38%, 03/01/32(a)	67	57,491
5.13%, 05/15/33(a)	40	38,398
5.50%, 01/01/34	75	73,582
5.95%, 07/15/34	75	75,650
3.45%, 01/15/50	71	48,550
Series M, 3.30%, 01/15/28	257	240,043
Series Q, 0.80%, 08/15/25(a)	140	132,653
Series R, 1.65%, 08/15/30(a)	140	112,896
Series U, 1.40%, 08/15/26	87	79,872
Exelon Corp.
3.40%, 04/15/26	130	125,785
2.75%, 03/15/27	53	49,673
5.15%, 03/15/28	35	34,920
4.05%, 04/15/30	171	160,467
3.35%, 03/15/32	200	175,346
5.30%, 03/15/33(a)	70	69,495
5.45%, 03/15/34(a)	35	34,751
5.10%, 06/15/45	87	79,039
4.70%, 04/15/50	87	73,380
4.10%, 03/15/52(a)	86	66,110
5.60%, 03/15/53(a)	100	96,074
FirstEnergy Corp., Series B, 4.15%, 07/15/27(a)	150	143,932
Florida Power & Light Co.
3.13%, 12/01/25(a)	87	84,460
4.45%, 05/15/26(a)	25	24,696
5.05%, 04/01/28	40	40,147
4.40%, 05/15/28(a)	35	34,376
5.15%, 06/15/29(a)	70	70,586
4.63%, 05/15/30(a)	35	34,291
2.45%, 02/03/32(a)	150	124,963
5.10%, 04/01/33	70	69,673
4.80%, 05/15/33	25	24,307
5.30%, 06/15/34(a)	75	75,594
5.95%, 02/01/38	50	52,628
5.69%, 03/01/40(a)	87	88,861
5.25%, 02/01/41	87	84,877
4.13%, 02/01/42	87	73,176
4.05%, 10/01/44(a)	130	106,970
3.70%, 12/01/47	71	53,891
3.95%, 03/01/48(a)	87	68,359
4.13%, 06/01/48	87	70,808
3.99%, 03/01/49(a)	87	68,853
2.88%, 12/04/51	200	127,021
5.30%, 04/01/53(a)	50	48,193
5.60%, 06/15/54	70	70,711

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Fortis, Inc./Canada, 3.06%, 10/04/26	$171	$ 162,255
Georgia Power Co.
4.65%, 05/16/28	100	98,455
4.70%, 05/15/32	90	86,977
4.95%, 05/17/33(a)	100	97,501
5.25%, 03/15/34(a)	250	249,211
4.30%, 03/15/42	121	102,653
5.13%, 05/15/52(a)	90	83,647
Series A, 3.25%, 03/15/51(a)	100	68,000
Series B, 2.65%, 09/15/29	171	152,471
Series B, 3.70%, 01/30/50(a)	171	126,190
Idaho Power Co.
5.50%, 03/15/53	20	19,064
5.80%, 04/01/54	25	24,787
Indiana Michigan Power Co.
6.05%, 03/15/37(a)	62	64,277
4.25%, 08/15/48	87	68,974
5.63%, 04/01/53	35	34,052
Series K, 4.55%, 03/15/46(a)	54	45,375
Series L, 3.75%, 07/01/47	171	125,869
Interstate Power and Light Co.
4.10%, 09/26/28(a)	75	72,140
5.70%, 10/15/33	25	25,281
3.70%, 09/15/46	87	64,026
3.50%, 09/30/49	78	54,612
IPALCO Enterprises, Inc., 4.25%, 05/01/30(a)	171	158,721
ITC Holdings Corp., 3.25%, 06/30/26	171	163,765
Kentucky Utilities Co.
5.45%, 04/15/33(a)	20	20,123
4.38%, 10/01/45	171	142,812
3.30%, 06/01/50	75	50,689
Louisville Gas and Electric Co., 5.45%, 04/15/33	200	201,001
MidAmerican Energy Co.
3.65%, 04/15/29(a)	87	82,266
5.35%, 01/15/34(a)	25	25,343
4.80%, 09/15/43	87	78,499
3.65%, 08/01/48(a)	87	65,286
4.25%, 07/15/49(a)	107	87,912
3.15%, 04/15/50(a)	87	58,079
2.70%, 08/01/52(a)	75	45,033
5.85%, 09/15/54(a)	100	102,401
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	71,490
Series B, 3.10%, 07/30/51(a)	87	55,071
National Grid PLC
5.60%, 06/12/28	100	100,974
5.81%, 06/12/33	100	100,481
5.42%, 01/11/34(a)	150	146,652
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26(a)	25	25,222
4.80%, 02/05/27	50	49,686
5.10%, 05/06/27(a)	25	24,996
3.40%, 02/07/28(a)	341	323,319
4.80%, 03/15/28(a)	125	124,026
5.05%, 09/15/28	50	50,109
4.85%, 02/07/29(a)	50	49,700
5.15%, 06/15/29	25	25,067
2.40%, 03/15/30	144	124,499
5.00%, 02/07/31(a)	25	24,744
2.75%, 04/15/32	87	73,280
4.02%, 11/01/32(a)	107	98,151
4.15%, 12/15/32(a)	30	27,643
5.80%, 01/15/33	50	51,383
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
4.30%, 03/15/49	$87	$ 71,195
Nevada Power Co.
6.00%, 03/15/54	50	50,803
Series DD, 2.40%, 05/01/30(a)	71	61,140
Series EE, 3.13%, 08/01/50(a)	71	45,360
Series GG, 5.90%, 05/01/53(a)	50	49,972
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	100	99,416
1.88%, 01/15/27(a)	154	141,871
3.55%, 05/01/27	171	163,262
4.63%, 07/15/27(a)	200	196,730
4.90%, 02/28/28(a)	150	148,562
1.90%, 06/15/28	119	105,215
4.90%, 03/15/29	100	98,927
2.75%, 11/01/29(a)	86	76,485
5.00%, 02/28/30(a)	150	148,774
2.25%, 06/01/30(a)	300	255,772
2.44%, 01/15/32	86	70,506
5.00%, 07/15/32(a)	135	131,461
5.05%, 02/28/33(a)	150	145,793
5.25%, 03/15/34	100	98,254
3.00%, 01/15/52(a)	96	60,855
5.25%, 02/28/53(a)	150	139,582
5.55%, 03/15/54(a)	150	143,468
NiSource, Inc.
0.95%, 08/15/25(a)	149	141,519
3.49%, 05/15/27	171	163,143
5.20%, 07/01/29	50	49,805
1.70%, 02/15/31	79	62,825
5.35%, 04/01/34(a)	50	49,039
5.95%, 06/15/41	56	56,302
5.25%, 02/15/43	75	68,758
4.80%, 02/15/44(a)	87	75,620
5.65%, 02/01/45(a)	87	83,960
4.38%, 05/15/47(a)	87	69,803
3.95%, 03/30/48	87	65,253
5.00%, 06/15/52	50	44,263
Northern States Power Co.
2.25%, 04/01/31(a)	55	46,373
3.40%, 08/15/42	70	52,873
4.00%, 08/15/45	85	67,142
2.90%, 03/01/50	79	50,325
3.20%, 04/01/52	80	53,256
4.50%, 06/01/52	69	58,279
5.10%, 05/15/53(a)	40	36,866
5.40%, 03/15/54	45	43,356
5.65%, 06/15/54	25	24,933
NSTAR Electric Co.(a)
5.40%, 06/01/34	25	25,022
4.55%, 06/01/52	79	66,267
OGE Energy Corp., 5.45%, 05/15/29(a)	25	25,192
Oglethorpe Power Corp.
4.50%, 04/01/47(a)	61	49,624
5.05%, 10/01/48(a)	41	36,047
3.75%, 08/01/50(a)	87	61,670
5.25%, 09/01/50	60	54,207
6.20%, 12/01/53	50	51,269
Ohio Power Co.
5.65%, 06/01/34	25	25,104
4.15%, 04/01/48	71	54,689
Series Q, 1.63%, 01/15/31	76	60,680
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Ohio Power Co. (continued)
Series R, 2.90%, 10/01/51	$76	$ 46,446
Oklahoma Gas and Electric Co.
3.25%, 04/01/30(a)	171	154,441
5.40%, 01/15/33	100	100,362
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	100	94,191
3.70%, 11/15/28(a)	62	58,929
2.75%, 05/15/30(a)	171	151,058
4.55%, 09/15/32(a)	75	71,663
5.65%, 11/15/33(a)	55	56,418
5.25%, 09/30/40	87	83,682
5.30%, 06/01/42	75	72,260
3.75%, 04/01/45	87	67,457
3.80%, 06/01/49	171	129,744
3.10%, 09/15/49	86	57,184
2.70%, 11/15/51(a)	74	44,044
4.60%, 06/01/52	200	170,284
4.95%, 09/15/52	50	45,236
5.55%, 06/15/54(a)(b)	75	73,548
Pacific Gas and Electric Co.
3.15%, 01/01/26	341	328,442
2.95%, 03/01/26(a)	100	95,713
5.45%, 06/15/27(a)	100	100,051
2.10%, 08/01/27	102	92,032
3.30%, 12/01/27(a)	345	321,598
3.00%, 06/15/28	109	99,664
3.75%, 07/01/28(a)	171	160,563
6.10%, 01/15/29	30	30,704
4.20%, 03/01/29(a)	130	122,969
5.55%, 05/15/29(a)	75	75,169
4.55%, 07/01/30	341	323,148
2.50%, 02/01/31	257	211,850
4.40%, 03/01/32(a)	137	125,290
5.90%, 06/15/32	100	100,074
6.15%, 01/15/33(a)	115	116,826
6.40%, 06/15/33	40	41,312
6.95%, 03/15/34(a)	90	96,905
5.80%, 05/15/34(a)	75	74,523
4.50%, 07/01/40(a)	141	116,121
3.30%, 08/01/40	154	109,670
4.20%, 06/01/41(a)	78	61,099
4.75%, 02/15/44	87	71,085
4.30%, 03/15/45	74	56,883
3.95%, 12/01/47(a)	150	107,418
4.95%, 07/01/50(a)	304	251,171
3.50%, 08/01/50(a)	155	101,154
5.25%, 03/01/52	200	171,457
6.75%, 01/15/53(a)	135	140,122
6.70%, 04/01/53	135	140,476
PacifiCorp.
5.10%, 02/15/29(a)	50	49,966
3.50%, 06/15/29(a)	300	278,691
5.30%, 02/15/31	50	49,839
5.45%, 02/15/34(a)	50	49,392
5.25%, 06/15/35(a)	87	84,427
6.35%, 07/15/38(a)	257	268,609
6.00%, 01/15/39(a)	250	253,796
4.10%, 02/01/42	87	68,372
4.15%, 02/15/50	87	66,511
2.90%, 06/15/52	74	43,603
5.35%, 12/01/53(a)	100	90,743
5.50%, 05/15/54(a)	80	74,322
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp. (continued)
5.80%, 01/15/55	$100	$ 96,826
PECO Energy Co.
4.90%, 06/15/33	54	52,891
3.00%, 09/15/49	69	45,405
3.05%, 03/15/51	63	40,913
2.85%, 09/15/51	82	50,669
4.60%, 05/15/52	100	85,993
4.38%, 08/15/52	50	41,123
Potomac Electric Power Co.
5.20%, 03/15/34	25	24,989
6.50%, 11/15/37(a)	100	109,946
4.15%, 03/15/43	87	71,887
5.50%, 03/15/54(a)	25	24,368
PPL Electric Utilities Corp.
5.00%, 05/15/33(a)	100	98,618
4.85%, 02/15/34(a)	25	24,326
4.75%, 07/15/43	87	78,624
3.00%, 10/01/49(a)	60	39,691
5.25%, 05/15/53(a)	100	95,198
Progress Energy, Inc., 7.75%, 03/01/31(a)	50	56,111
Public Service Co. of Colorado
3.70%, 06/15/28	171	162,397
5.35%, 05/15/34	25	24,780
3.60%, 09/15/42	87	65,322
4.30%, 03/15/44	75	61,058
3.80%, 06/15/47	171	124,660
5.25%, 04/01/53(a)	200	182,759
5.75%, 05/15/54	25	24,685
Series 35, 1.90%, 01/15/31(a)	140	113,712
Series 38, 4.10%, 06/01/32(a)	80	73,690
Public Service Co. of New Hampshire
5.35%, 10/01/33(a)	50	50,282
5.15%, 01/15/53	45	42,103
Public Service Co. of Oklahoma
5.25%, 01/15/33(a)	100	97,820
Series J, 2.20%, 08/15/31	87	70,303
Series K, 3.15%, 08/15/51(a)	70	45,048
Public Service Electric and Gas Co.
3.20%, 05/15/29(a)	87	80,519
2.45%, 01/15/30(a)	71	62,052
1.90%, 08/15/31(a)	141	114,098
4.90%, 12/15/32(a)	100	98,407
4.65%, 03/15/33(a)	35	33,735
5.20%, 03/01/34(a)	50	50,020
3.95%, 05/01/42(a)	50	40,902
3.65%, 09/01/42(a)	50	39,195
3.80%, 03/01/46	214	167,422
3.85%, 05/01/49	87	67,654
3.15%, 01/01/50	71	48,627
3.00%, 03/01/51	71	46,520
5.45%, 08/01/53	100	98,466
5.45%, 03/01/54(a)	50	49,301
Public Service Enterprise Group, Inc.(a)
0.80%, 08/15/25	341	323,768
5.88%, 10/15/28	50	51,141
5.20%, 04/01/29	50	49,858
6.13%, 10/15/33	50	51,949
5.45%, 04/01/34	50	49,559
Puget Energy, Inc.
2.38%, 06/15/28	71	63,369
4.10%, 06/15/30	87	80,042
4.22%, 03/15/32(a)	61	54,676

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Puget Sound Energy, Inc.
5.33%, 06/15/34	$25	$ 24,995
5.80%, 03/15/40	87	86,988
4.22%, 06/15/48	87	68,988
5.45%, 06/01/53(a)	100	95,961
5.69%, 06/15/54	25	24,737
San Diego Gas & Electric Co.
4.95%, 08/15/28(a)	100	99,540
4.15%, 05/15/48	171	137,691
5.35%, 04/01/53(a)	95	89,777
5.55%, 04/15/54(a)	150	146,579
Series VVV, 1.70%, 10/01/30	87	71,394
Series WWW, 2.95%, 08/15/51(a)	100	64,759
Sempra
5.40%, 08/01/26	50	49,955
3.40%, 02/01/28(a)	341	320,682
3.70%, 04/01/29	86	80,547
5.50%, 08/01/33(a)	50	49,917
3.80%, 02/01/38(a)	171	139,707
4.00%, 02/01/48(a)	171	129,817
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	87	80,079
Sierra Pacific Power Co.
2.60%, 05/01/26(a)	214	204,091
5.90%, 03/15/54	75	74,609
Southern California Edison Co.
5.35%, 03/01/26(a)	50	49,897
4.90%, 06/01/26(a)	30	29,755
4.88%, 02/01/27	50	49,630
5.85%, 11/01/27(a)	50	50,973
5.30%, 03/01/28(a)	200	200,354
5.15%, 06/01/29(a)	50	49,953
2.85%, 08/01/29(a)	400	359,121
2.25%, 06/01/30	171	145,002
5.45%, 06/01/31(a)	45	45,322
5.95%, 11/01/32(a)	40	41,335
6.00%, 01/15/34(a)	257	265,918
5.20%, 06/01/34	50	48,822
5.50%, 03/15/40	50	48,404
4.50%, 09/01/40	171	147,141
4.65%, 10/01/43(a)	62	53,377
4.00%, 04/01/47	171	130,868
3.65%, 02/01/50(a)	71	50,467
3.45%, 02/01/52(a)	70	47,515
5.88%, 12/01/53(a)	40	39,902
5.75%, 04/15/54	50	48,933
Series 2008-A, 5.95%, 02/01/38(a)	87	88,040
Series B, 4.88%, 03/01/49	87	75,277
Series C, 3.60%, 02/01/45(a)	87	63,544
Series C, 4.13%, 03/01/48	100	77,637
Series D, 4.70%, 06/01/27(a)	65	64,090
Series E, 3.70%, 08/01/25(a)	341	334,067
Series E, 5.45%, 06/01/52(a)	100	93,931
Series G, 2.50%, 06/01/31(a)	166	139,317
Series H, 3.65%, 06/01/51(a)	76	53,591
Southern Co.
5.15%, 10/06/25	100	99,542
3.25%, 07/01/26(a)	387	372,065
4.85%, 06/15/28(a)	60	59,374
5.50%, 03/15/29(a)	75	75,987
5.20%, 06/15/33	60	58,906
5.70%, 03/15/34(a)	75	76,252
4.40%, 07/01/46(a)	130	108,550
Security	Par (000)	Value
Electric Utilities (continued)
Southern Co. (continued)
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(c)	$171	$ 165,790
Southern Power Co.
5.25%, 07/15/43	87	80,601
Series F, 4.95%, 12/15/46(a)	171	149,389
Southwestern Electric Power Co.
5.30%, 04/01/33(a)	25	24,222
3.25%, 11/01/51(a)	71	44,674
Series L, 3.85%, 02/01/48(a)	100	71,881
Series M, 4.10%, 09/15/28	171	163,133
Southwestern Public Service Co.
3.70%, 08/15/47	87	61,447
3.75%, 06/15/49(a)	71	51,019
6.00%, 06/01/54	25	24,927
Series 8, 3.15%, 05/01/50(a)	71	45,241
Tampa Electric Co.
4.90%, 03/01/29(a)	35	34,726
4.10%, 06/15/42(a)	87	71,515
4.30%, 06/15/48	71	57,554
4.45%, 06/15/49(a)	64	53,598
3.63%, 06/15/50(a)	80	57,635
5.00%, 07/15/52(a)	35	31,376
Toledo Edison Co., 6.15%, 05/15/37(a)	74	77,687
Tucson Electric Power Co.(a)
3.25%, 05/15/32	87	75,835
4.85%, 12/01/48	87	75,837
5.50%, 04/15/53	100	96,317
Union Electric Co.
2.95%, 06/15/27	171	161,319
2.15%, 03/15/32	171	137,429
5.20%, 04/01/34(a)	50	49,631
4.00%, 04/01/48	171	132,751
3.25%, 10/01/49	87	59,161
5.45%, 03/15/53(a)	100	96,183
5.25%, 01/15/54(a)	50	46,645
Virginia Electric and Power Co.
2.30%, 11/15/31	87	71,587
2.40%, 03/30/32	70	57,515
5.00%, 04/01/33(a)	45	43,805
5.30%, 08/15/33(a)	50	49,726
5.00%, 01/15/34(a)	25	24,299
8.88%, 11/15/38(a)	200	258,144
4.00%, 01/15/43(a)	87	69,976
4.45%, 02/15/44	112	94,582
4.60%, 12/01/48	81	68,894
3.30%, 12/01/49(a)	71	47,872
2.95%, 11/15/51(a)	87	54,338
5.45%, 04/01/53	100	95,423
5.70%, 08/15/53(a)	50	49,719
5.35%, 01/15/54(a)	25	23,588
Series A, 3.15%, 01/15/26	97	93,905
Series A, 3.50%, 03/15/27	130	124,781
Series A, 3.80%, 04/01/28	87	83,267
Series A, 2.88%, 07/15/29(a)	60	54,190
Series A, 6.00%, 05/15/37	87	89,659
Series B, 3.75%, 05/15/27(a)	78	75,120
Series B, 6.00%, 01/15/36	171	176,393
Series B, 3.80%, 09/15/47	87	64,502
Series C, 4.00%, 11/15/46	75	58,361
Series C, 4.63%, 05/15/52	61	51,321
Series D, 4.65%, 08/15/43	87	75,496
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
WEC Energy Group, Inc.
4.75%, 01/09/26(a)	$120	$ 118,701
5.60%, 09/12/26	25	25,095
5.15%, 10/01/27(a)	100	99,711
4.75%, 01/15/28(a)	100	99,005
Wisconsin Electric Power Co.
1.70%, 06/15/28	86	76,098
5.00%, 05/15/29(a)	25	25,044
4.75%, 09/30/32(a)	80	78,104
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	171	156,461
1.95%, 09/16/31	66	52,765
3.95%, 09/01/32(a)	100	91,397
Wisconsin Public Service Corp.
5.35%, 11/10/25(a)	150	149,899
3.30%, 09/01/49	109	75,595
2.85%, 12/01/51	82	50,665
Xcel Energy, Inc.
3.35%, 12/01/26	87	83,019
1.75%, 03/15/27	87	79,155
4.00%, 06/15/28	171	162,966
2.60%, 12/01/29	70	61,063
2.35%, 11/15/31	71	57,388
4.60%, 06/01/32	83	77,610
5.45%, 08/15/33	100	98,243
5.50%, 03/15/34	75	73,885
3.50%, 12/01/49	70	47,403
		59,096,813
Electrical Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28	87	77,129
2.20%, 12/21/31	75	62,514
2.75%, 10/15/50	171	109,384
2.80%, 12/21/51	58	36,461
		285,488
Electronic Equipment, Instruments & Components — 0.2%
Allegion PLC, 3.50%, 10/01/29(a)	87	80,334
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32(a)	40	39,904
5.60%, 05/29/34	50	50,025
Amphenol Corp.
5.05%, 04/05/29(a)	25	25,075
2.80%, 02/15/30(a)	171	152,229
2.20%, 09/15/31	82	67,319
Arrow Electronics, Inc.(a)
2.95%, 02/15/32	71	59,402
5.88%, 04/10/34	25	24,747
Avnet, Inc.
6.25%, 03/15/28	40	41,042
3.00%, 05/15/31(a)	87	73,042
5.50%, 06/01/32	70	67,707
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	130,781
4.25%, 04/01/28(a)	71	67,774
3.25%, 02/15/29	79	71,366
3.57%, 12/01/31(a)	140	122,278
Corning, Inc.
4.75%, 03/15/42	50	44,477
5.35%, 11/15/48	50	46,907
3.90%, 11/15/49(a)	87	65,402
4.38%, 11/15/57(a)	130	101,963
5.85%, 11/15/68(a)	100	97,341
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. (continued)
5.45%, 11/15/79(a)	$87	$ 80,031
Flex Ltd.
6.00%, 01/15/28(a)	200	202,100
4.88%, 06/15/29	87	84,297
Fortive Corp., 3.15%, 06/15/26	87	83,376
Honeywell International, Inc.
1.10%, 03/01/27(a)	171	155,071
4.95%, 02/15/28	100	100,784
4.25%, 01/15/29	40	39,150
2.70%, 08/15/29(a)	257	232,630
4.88%, 09/01/29(a)	75	75,110
1.95%, 06/01/30	171	145,820
1.75%, 09/01/31(a)	171	138,600
4.95%, 09/01/31(a)	75	75,085
5.00%, 02/15/33(a)	100	99,884
4.50%, 01/15/34(a)	140	134,382
5.00%, 03/01/35(a)	75	74,354
3.81%, 11/21/47(a)	87	68,189
2.80%, 06/01/50(a)	76	50,053
5.25%, 03/01/54	175	169,812
5.35%, 03/01/64(a)	75	72,779
Jabil, Inc.
1.70%, 04/15/26	146	136,384
4.25%, 05/15/27	80	77,508
3.00%, 01/15/31	200	170,107
Keysight Technologies, Inc., 3.00%, 10/30/29	140	124,707
TD SYNNEX Corp.
1.75%, 08/09/26	171	157,752
2.65%, 08/09/31(a)	87	71,574
Trimble, Inc., 6.10%, 03/15/33	100	103,551
Tyco Electronics Group SA
4.50%, 02/13/26	50	49,528
2.50%, 02/04/32	60	50,509
Vontier Corp., 1.80%, 04/01/26	104	97,208
		4,549,450
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	70,383
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	119	110,445
3.34%, 12/15/27	79	74,681
3.14%, 11/07/29(a)	82	74,643
4.08%, 12/15/47(a)	257	205,513
Halliburton Co.
3.80%, 11/15/25(a)	165	161,459
4.85%, 11/15/35(a)	171	162,647
7.45%, 09/15/39	200	236,787
4.50%, 11/15/41	50	43,203
4.75%, 08/01/43	214	188,214
5.00%, 11/15/45(a)	200	181,048
NOV, Inc.(a)
3.60%, 12/01/29	171	157,286
3.95%, 12/01/42	53	40,052
Schlumberger Investment SA
4.50%, 05/15/28	40	39,367
4.85%, 05/15/33(a)	40	39,181
5.00%, 06/01/34	50	49,216
		1,834,125
Entertainment — 0.2%
Electronic Arts, Inc.
1.85%, 02/15/31	72	58,833

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Electronic Arts, Inc. (continued)
2.95%, 02/15/51(a)	$69	$ 44,692
Netflix, Inc.
5.88%, 11/15/28(a)	200	206,064
6.38%, 05/15/29	200	210,684
Take-Two Interactive Software, Inc.
5.00%, 03/28/26(a)	140	139,091
3.70%, 04/14/27	65	62,484
4.95%, 03/28/28(a)	140	138,704
5.40%, 06/12/29	25	25,143
4.00%, 04/14/32(a)	76	69,140
5.60%, 06/12/34	25	24,937
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	58	56,522
3.00%, 02/13/26	70	67,481
1.85%, 07/30/26(a)	171	159,905
2.95%, 06/15/27(a)	130	122,825
4.13%, 06/01/44	87	72,547
3.00%, 07/30/46	75	51,007
Series E, 4.13%, 12/01/41	87	73,600
Walt Disney Co.
3.70%, 10/15/25(a)	144	141,252
1.75%, 01/13/26	104	98,673
3.38%, 11/15/26	257	247,195
3.70%, 03/23/27	300	290,752
2.20%, 01/13/28(a)	171	156,377
2.00%, 09/01/29(a)	387	336,357
3.80%, 03/22/30(a)	171	161,962
2.65%, 01/13/31(a)	644	562,103
6.20%, 12/15/34	62	67,365
6.40%, 12/15/35	131	143,496
6.65%, 11/15/37	214	240,589
4.63%, 03/23/40	171	157,956
3.50%, 05/13/40	275	219,401
5.40%, 10/01/43	100	98,927
4.75%, 09/15/44	87	78,717
4.95%, 10/15/45(a)	15	13,930
2.75%, 09/01/49(a)	171	108,623
4.70%, 03/23/50(a)	123	111,127
3.60%, 01/13/51	290	216,146
3.80%, 05/13/60(a)	71	52,606
		5,087,213
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	61,375
Republic Services, Inc.
2.90%, 07/01/26	85	81,248
3.95%, 05/15/28(a)	300	288,402
4.88%, 04/01/29	50	49,585
5.00%, 11/15/29(a)	50	49,806
1.45%, 02/15/31(a)	153	121,313
1.75%, 02/15/32(a)	171	134,462
2.38%, 03/15/33(a)	257	205,451
5.00%, 12/15/33(a)	40	39,160
5.20%, 11/15/34(a)	45	44,672
Veralto Corp.(b)
5.50%, 09/18/26(a)	75	75,008
5.35%, 09/18/28	75	75,314
5.45%, 09/18/33(a)	75	74,857
Waste Connections, Inc.
2.60%, 02/01/30(a)	150	132,111
2.20%, 01/15/32(a)	171	139,281
3.20%, 06/01/32	73	63,431
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
4.20%, 01/15/33(a)	$100	$ 92,847
5.00%, 03/01/34(a)	50	48,873
Waste Management, Inc.
0.75%, 11/15/25(a)	171	160,743
07/03/27(e)	55	54,915
3.15%, 11/15/27(a)	171	161,382
4.88%, 02/15/29(a)	75	74,766
2.00%, 06/01/29(a)	86	75,095
4.63%, 02/15/30(a)	100	98,378
1.50%, 03/15/31(a)	171	136,859
07/03/31(e)	50	49,596
4.63%, 02/15/33(a)	100	96,553
4.88%, 02/15/34(a)	75	73,520
2.95%, 06/01/41	100	72,279
4.15%, 07/15/49	87	71,795
		2,903,077
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25	345	347,638
1.75%, 01/30/26	345	324,983
2.45%, 10/29/26(a)	500	466,408
3.65%, 07/21/27	345	327,453
5.75%, 06/06/28	150	151,564
3.00%, 10/29/28(a)	427	388,045
3.30%, 01/30/32(a)	400	343,687
3.40%, 10/29/33(a)	195	163,564
3.85%, 10/29/41	150	117,310
Air Lease Corp.
3.38%, 07/01/25(a)	171	167,092
2.88%, 01/15/26(a)	171	164,061
5.30%, 06/25/26	50	49,825
1.88%, 08/15/26	55	51,002
3.63%, 12/01/27	70	66,032
5.30%, 02/01/28(a)	200	199,567
2.10%, 09/01/28(a)	87	76,394
5.10%, 03/01/29(a)	50	49,472
3.25%, 10/01/29(a)	87	78,718
3.00%, 02/01/30(a)	71	62,881
5.20%, 07/15/31	50	48,864
2.88%, 01/15/32	200	167,319
Aircastle Ltd., 4.25%, 06/15/26	87	84,751
Ally Financial, Inc.
4.75%, 06/09/27(a)	340	331,595
7.10%, 11/15/27(a)	100	104,192
8.00%, 11/01/31	200	220,435
8.00%, 11/01/31(a)	121	133,534
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	50	51,377
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	133	124,671
1.85%, 03/12/30(a)	87	74,407
1.45%, 10/15/30(a)	155	127,466
4.40%, 05/15/42(a)	74	67,045
4.30%, 05/15/43	87	76,078
4.25%, 01/15/49(a)	171	145,990
2.85%, 10/15/50(a)	171	109,949
2.50%, 01/15/51	132	79,361
3.85%, 03/15/52	400	309,192
Berkshire Hathaway, Inc.(a)
3.13%, 03/15/26	240	232,303
4.50%, 02/11/43	200	185,432
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Blue Owl Credit Income Corp.
4.70%, 02/08/27	$40	$ 38,063
7.75%, 01/15/29	200	206,486
6.65%, 03/15/31(a)	40	39,094
Cboe Global Markets, Inc., 3.00%, 03/16/32(a)	121	104,351
CME Group, Inc.
2.65%, 03/15/32	69	59,073
5.30%, 09/15/43(a)	171	170,907
4.15%, 06/15/48(a)	70	58,976
Corebridge Financial, Inc.
3.65%, 04/05/27	75	71,770
3.85%, 04/05/29	175	164,017
3.90%, 04/05/32	175	156,642
6.05%, 09/15/33(a)(b)	50	51,278
5.75%, 01/15/34(a)	50	50,332
4.35%, 04/05/42(a)	75	61,667
4.40%, 04/05/52	75	58,965
(5-year CMT + 3.85%), 6.88%, 12/15/52(a)(c)	100	100,905
Corp. Andina de Fomento, 5.00%, 01/24/29	300	298,965
Enact Holdings, Inc., 6.25%, 05/28/29	50	50,015
Equitable Holdings, Inc.
4.35%, 04/20/28	171	165,299
5.59%, 01/11/33	150	151,929
5.00%, 04/20/48	89	79,824
Essent Group Ltd., 6.25%, 07/01/29	25	24,982
European Investment Bank
3.88%, 03/15/28	1,000	977,337
3.63%, 07/15/30	1,000	956,846
3.75%, 02/14/33(a)	1,000	949,937
Fidelity National Information Services, Inc.
1.15%, 03/01/26	103	95,953
1.65%, 03/01/28(a)	118	103,934
5.10%, 07/15/32(a)	100	98,750
3.10%, 03/01/41(a)	89	63,908
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 07/01/34(b)(e)	50	48,948
Intercontinental Exchange, Inc.
3.75%, 12/01/25	192	187,714
3.10%, 09/15/27	100	93,902
4.00%, 09/15/27(a)	150	145,032
3.75%, 09/21/28(a)	200	190,228
2.10%, 06/15/30(a)	133	112,617
5.25%, 06/15/31(a)	50	50,271
1.85%, 09/15/32(a)	158	122,136
4.60%, 03/15/33(a)	137	130,741
2.65%, 09/15/40	171	118,427
4.25%, 09/21/48(a)	87	71,169
3.00%, 06/15/50	76	49,002
4.95%, 06/15/52(a)	114	103,228
3.00%, 09/15/60(a)	145	86,042
5.20%, 06/15/62	130	120,869
Jackson Financial, Inc., 3.13%, 11/23/31(a)	171	143,318
Nasdaq, Inc.
3.85%, 06/30/26	104	101,244
5.35%, 06/28/28	80	80,726
1.65%, 01/15/31	57	45,758
5.55%, 02/15/34	300	300,407
3.25%, 04/28/50	70	46,574
6.10%, 06/28/63	200	203,414
ORIX Corp.
5.00%, 09/13/27	100	99,261
2.25%, 03/09/31	87	72,669
Security	Par (000)	Value
Financial Services (continued)
ORIX Corp. (continued)
4.00%, 04/13/32	$67	$ 61,991
5.20%, 09/13/32(a)	100	100,270
Radian Group, Inc.
4.88%, 03/15/27(a)	50	48,933
6.20%, 05/15/29	50	50,492
Rayonier LP, 2.75%, 05/17/31(a)	124	103,392
Safehold GL Holdings LLC
2.80%, 06/15/31	60	50,172
6.10%, 04/01/34	25	24,696
		14,843,505
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	284,290
2.90%, 03/01/32	67	57,297
4.50%, 08/15/33(a)	100	94,993
4.54%, 03/26/42(a)	37	32,876
4.02%, 04/16/43(a)	66	52,913
3.75%, 09/15/47(a)	171	128,490
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	171	163,350
2.75%, 05/14/31(a)	121	103,510
Conagra Brands, Inc.
4.60%, 11/01/25	171	168,914
5.30%, 10/01/26	50	49,940
1.38%, 11/01/27	77	67,828
5.30%, 11/01/38(a)	171	160,932
5.40%, 11/01/48(a)	87	80,122
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	49,986
Hershey Co.
2.45%, 11/15/29	87	77,261
3.13%, 11/15/49	87	59,350
Hormel Foods Corp.(a)
4.80%, 03/30/27	45	44,826
1.70%, 06/03/28	223	198,235
3.05%, 06/03/51	87	57,260
J M Smucker Co.
5.90%, 11/15/28(a)	75	77,251
6.20%, 11/15/33(a)	75	78,765
4.25%, 03/15/35(a)	87	77,820
6.50%, 11/15/43(a)	40	42,091
4.38%, 03/15/45(a)	87	72,847
3.55%, 03/15/50	70	48,150
6.50%, 11/15/53(a)	125	134,324
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28	100	98,849
5.50%, 01/15/30(a)	500	492,380
3.00%, 05/15/32	250	205,806
5.75%, 04/01/33	146	145,651
6.75%, 03/15/34(b)	47	49,825
4.38%, 02/02/52	100	74,736
6.50%, 12/01/52(a)	250	250,505
7.25%, 11/15/53(a)(b)	50	54,553
Mondelez International, Inc.
2.63%, 03/17/27	341	319,606
4.75%, 02/20/29(a)	50	49,400
2.75%, 04/13/30(a)	160	141,819
1.50%, 02/04/31	100	79,831
1.88%, 10/15/32(a)	87	68,357
2.63%, 09/04/50	70	41,844

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Pilgrim’s Pride Corp.(a)
4.25%, 04/15/31	$100	$ 91,013
3.50%, 03/01/32	150	127,566
6.25%, 07/01/33	125	127,332
Tyson Foods, Inc.
3.55%, 06/02/27	171	163,434
5.40%, 03/15/29	50	50,065
5.70%, 03/15/34	50	49,807
4.88%, 08/15/34(a)	70	65,921
5.15%, 08/15/44	87	76,122
4.55%, 06/02/47	87	69,856
5.10%, 09/28/48	150	130,820
		5,488,719
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29	74	66,115
1.50%, 01/15/31	171	137,000
5.90%, 11/15/33(a)	75	78,317
4.15%, 01/15/43(a)	74	62,062
4.30%, 10/01/48	87	71,338
4.13%, 03/15/49	107	84,257
3.38%, 09/15/49(a)	110	76,136
5.75%, 10/15/52(a)	50	50,587
CenterPoint Energy Resources Corp.(a)
5.25%, 03/01/28	140	140,500
1.75%, 10/01/30	91	74,225
4.40%, 07/01/32	100	93,985
5.40%, 03/01/33	100	99,967
5.85%, 01/15/41	87	88,589
National Fuel Gas Co.
5.50%, 10/01/26(a)	20	19,966
2.95%, 03/01/31	87	72,995
ONE Gas, Inc., 4.66%, 02/01/44	87	76,852
Piedmont Natural Gas Co., Inc.(a)
2.50%, 03/15/31	87	73,037
5.40%, 06/15/33	40	40,078
3.35%, 06/01/50	71	46,590
5.05%, 05/15/52	100	87,333
Southern California Gas Co.
2.95%, 04/15/27(a)	110	103,566
5.20%, 06/01/33(a)	40	39,493
6.35%, 11/15/52(a)	20	21,557
5.75%, 06/01/53	40	39,561
5.60%, 04/01/54(a)	25	24,540
Series TT, 2.60%, 06/15/26(a)	214	203,270
Series UU, 4.13%, 06/01/48	87	67,193
Series VV, 4.30%, 01/15/49	200	160,020
Series XX, 2.55%, 02/01/30	171	148,865
Southern Co. Gas Capital Corp.
5.75%, 09/15/33(a)	50	51,237
3.95%, 10/01/46(a)	130	97,577
4.40%, 05/30/47(a)	100	81,165
Series 20-A, 1.75%, 01/15/31	87	70,395
Southwest Gas Corp.
5.80%, 12/01/27(a)	100	101,450
2.20%, 06/15/30(a)	171	144,967
4.05%, 03/15/32	75	67,864
Washington Gas Light Co., 3.65%, 09/15/49	87	63,724
		3,026,373
Security	Par (000)	Value
Ground Transportation — 0.4%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55(c)	$250	$ 249,810
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	130	127,575
7.00%, 12/15/25	87	89,229
3.25%, 06/15/27(a)	300	286,904
5.40%, 06/01/41(a)	50	49,323
4.40%, 03/15/42	53	46,280
4.38%, 09/01/42(a)	87	75,653
4.45%, 03/15/43	70	61,484
5.15%, 09/01/43	87	83,380
4.90%, 04/01/44	87	80,266
4.55%, 09/01/44	87	76,445
4.15%, 04/01/45(a)	87	72,022
4.70%, 09/01/45	87	77,709
3.90%, 08/01/46	141	111,339
4.13%, 06/15/47(a)	87	71,041
4.05%, 06/15/48(a)	60	48,358
4.15%, 12/15/48(a)	87	70,931
3.05%, 02/15/51	71	46,917
3.30%, 09/15/51(a)	171	118,952
4.45%, 01/15/53(a)	200	170,023
5.20%, 04/15/54(a)	120	114,953
5.50%, 03/15/55	120	120,218
Canadian National Railway Co.
2.75%, 03/01/26(a)	97	93,411
3.85%, 08/05/32(a)	100	92,287
3.20%, 08/02/46	140	100,475
3.65%, 02/03/48	57	43,949
2.45%, 05/01/50	81	48,401
4.40%, 08/05/52	80	68,753
Canadian Pacific Railway Co.
1.75%, 12/02/26	72	66,424
2.88%, 11/15/29(a)	63	56,399
7.13%, 10/15/31(a)	87	96,759
2.45%, 12/02/31(a)	119	108,297
4.80%, 09/15/35	87	82,711
3.00%, 12/02/41(a)	73	63,014
4.80%, 08/01/45	191	171,812
4.70%, 05/01/48	87	75,302
3.50%, 05/01/50	87	62,638
3.10%, 12/02/51(a)	103	68,397
4.20%, 11/15/69(a)	78	59,192
6.13%, 09/15/2115	87	88,376
CSX Corp.
3.35%, 11/01/25(a)	87	84,752
3.25%, 06/01/27	341	325,271
3.80%, 03/01/28	227	218,332
2.40%, 02/15/30	87	75,898
4.10%, 11/15/32	50	46,699
5.20%, 11/15/33	100	100,211
6.22%, 04/30/40	100	107,000
4.75%, 05/30/42(a)	189	171,564
4.30%, 03/01/48	130	108,297
3.35%, 09/15/49(a)	75	52,804
3.80%, 04/15/50(a)	96	73,278
3.95%, 05/01/50(a)	79	61,926
2.50%, 05/15/51	75	44,228
4.50%, 11/15/52(a)	50	42,750
4.50%, 08/01/54	87	73,969
4.65%, 03/01/68(a)	137	114,717
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	171	167,129
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp.
3.15%, 06/01/27	$153	$ 145,172
2.55%, 11/01/29	58	51,105
5.05%, 08/01/30(a)	175	174,673
3.00%, 03/15/32(a)	81	69,777
4.45%, 03/01/33(a)	150	141,481
5.55%, 03/15/34(a)	50	50,973
3.95%, 10/01/42(a)	74	59,321
4.45%, 06/15/45	87	73,833
3.94%, 11/01/47	80	61,714
4.15%, 02/28/48	87	69,060
3.40%, 11/01/49(a)	59	41,253
3.05%, 05/15/50(a)	105	68,257
2.90%, 08/25/51(a)	74	46,105
3.70%, 03/15/53(a)	58	41,746
4.55%, 06/01/53(a)	40	33,518
5.35%, 08/01/54(a)	140	133,494
3.16%, 05/15/55	171	108,406
5.95%, 03/15/64(a)	75	76,355
4.10%, 05/15/2121(a)	50	35,280
Ryder System, Inc.
1.75%, 09/01/26	86	79,570
2.85%, 03/01/27(a)	57	53,704
5.30%, 03/15/27(a)	40	40,049
4.30%, 06/15/27(a)	60	58,551
5.65%, 03/01/28(a)	50	50,734
5.25%, 06/01/28(a)	40	40,079
6.30%, 12/01/28(a)	50	52,035
5.38%, 03/15/29(a)	50	50,197
6.60%, 12/01/33(a)	45	48,053
Union Pacific Corp.
3.25%, 08/15/25	87	85,006
4.75%, 02/21/26	200	198,472
2.75%, 03/01/26(a)	171	164,480
2.15%, 02/05/27	57	53,093
3.95%, 09/10/28(a)	171	165,516
3.70%, 03/01/29	171	162,842
2.38%, 05/20/31(a)	221	187,577
2.80%, 02/14/32(a)	64	55,219
4.50%, 01/20/33(a)	100	96,318
3.38%, 02/01/35	87	74,496
3.60%, 09/15/37	214	179,909
3.20%, 05/20/41(a)	75	56,663
3.38%, 02/14/42(a)	82	63,149
4.05%, 11/15/45(a)	87	70,716
4.05%, 03/01/46	74	60,002
4.50%, 09/10/48	87	75,455
3.25%, 02/05/50(a)	189	131,975
3.80%, 10/01/51	87	66,563
2.95%, 03/10/52	59	37,968
3.50%, 02/14/53(a)	89	63,594
4.95%, 05/15/53(a)	200	186,248
3.95%, 08/15/59	135	101,546
3.84%, 03/20/60	249	182,829
3.55%, 05/20/61	100	68,819
3.80%, 04/06/71(a)	141	99,127
3.85%, 02/14/72(a)	69	49,104
		10,255,415
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25(a)	45	44,351
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
3.75%, 11/30/26	$243	$ 237,012
1.15%, 01/30/28(a)	92	81,589
1.40%, 06/30/30(a)	79	65,635
4.75%, 11/30/36	384	372,792
5.30%, 05/27/40(a)	87	87,544
4.75%, 04/15/43	87	81,652
4.90%, 11/30/46(a)	250	236,177
Agilent Technologies, Inc.(a)
2.75%, 09/15/29	111	99,095
2.30%, 03/12/31	118	98,386
Baxter International, Inc.(a)
2.60%, 08/15/26	127	119,965
2.27%, 12/01/28	309	272,345
3.95%, 04/01/30	87	81,131
3.50%, 08/15/46	87	60,941
3.13%, 12/01/51	79	49,501
Boston Scientific Corp.
2.65%, 06/01/30	171	150,104
4.55%, 03/01/39(a)	130	121,128
4.70%, 03/01/49(a)	93	82,833
Danaher Corp.(a)
3.35%, 09/15/25	75	73,404
4.38%, 09/15/45	75	65,389
2.60%, 10/01/50	87	53,248
2.80%, 12/10/51	140	88,386
DH Europe Finance II SARL
2.60%, 11/15/29	79	70,451
3.25%, 11/15/39(a)	71	56,130
3.40%, 11/15/49	117	84,372
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	150	150,050
5.65%, 11/15/27(a)	200	202,629
5.91%, 11/22/32(a)	200	206,396
6.38%, 11/22/52	100	108,519
Koninklijke Philips NV, 5.00%, 03/15/42(a)	87	79,114
Medtronic Global Holdings SCA
4.25%, 03/30/28	185	180,761
4.50%, 03/30/33(a)	70	67,284
Medtronic, Inc., 4.38%, 03/15/35(a)	362	340,979
Revvity, Inc.
1.90%, 09/15/28	90	78,732
2.25%, 09/15/31(a)	219	179,192
Solventum Corp.(b)
5.45%, 02/25/27	65	64,937
5.40%, 03/01/29	105	104,680
5.45%, 03/13/31(a)	125	123,430
5.60%, 03/23/34	125	122,772
5.90%, 04/30/54(a)	125	119,482
6.00%, 05/15/64	125	118,562
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31(a)	216	183,916
Stryker Corp.
3.38%, 11/01/25(a)	100	97,319
3.50%, 03/15/26	87	84,420
4.85%, 12/08/28(a)	50	49,616
4.63%, 03/15/46	214	188,036
2.90%, 06/15/50(a)	87	57,004
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	100	99,748
5.00%, 12/05/26(a)	50	49,940
4.80%, 11/21/27	65	64,719
1.75%, 10/15/28(a)	67	59,111

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
5.00%, 01/31/29	$100	$ 100,228
2.60%, 10/01/29(a)	168	150,286
4.98%, 08/10/30(a)	65	65,086
2.00%, 10/15/31(a)	87	71,153
4.95%, 11/21/32	95	94,148
5.09%, 08/10/33	80	79,796
5.20%, 01/31/34(a)	50	50,303
2.80%, 10/15/41	243	172,697
5.40%, 08/10/43	40	39,962
4.10%, 08/15/47	87	71,626
Zimmer Biomet Holdings, Inc.(a)
5.35%, 12/01/28	50	50,306
2.60%, 11/24/31	189	157,697
4.45%, 08/15/45	87	73,191
		7,191,388
Health Care Providers & Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	73	46,846
Adventist Health System, 3.63%, 03/01/49(a)	70	49,528
Advocate Health & Hospitals Corp.
4.27%, 08/15/48(a)	80	68,690
3.39%, 10/15/49	79	57,760
Aetna, Inc.
6.75%, 12/15/37(a)	225	239,989
4.50%, 05/15/42	87	72,456
4.75%, 03/15/44(a)	76	63,948
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	52,138
Allina Health System, Series 2021, 2.90%, 11/15/51(a)	70	44,857
Ascension Health(a)
3.95%, 11/15/46	157	130,866
Series B, 2.53%, 11/15/29	53	47,136
Series B, 3.11%, 11/15/39	52	40,350
Banner Health
2.91%, 01/01/42	76	54,736
2.91%, 01/01/51(a)	78	51,357
Series 2020, 3.18%, 01/01/50(a)	63	43,984
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	65	47,236
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	57,090
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	51,599
Series 2021, 2.84%, 11/15/50(a)	203	132,567
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	54,546
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30(a)	70	64,668
Series 2018, 4.30%, 07/01/28(a)	64	62,345
Series 2020-2002, 3.21%, 06/01/50	60	40,688
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	80	54,663
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	70	58,615
Centene Corp.
2.45%, 07/15/28(a)	450	399,523
4.63%, 12/15/29(a)	700	662,078
3.00%, 10/15/30	200	171,014
2.50%, 03/01/31	350	287,238
Security	Par (000)	Value
Health Care Providers & Services (continued)
Children’s Health System of Texas, Series 2021, 2.51%, 08/15/50	$71	$ 43,394
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	58,857
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50(a)	51	32,843
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	55	53,750
CommonSpirit Health
1.55%, 10/01/25(a)	64	60,787
3.35%, 10/01/29(a)	194	178,073
2.78%, 10/01/30	78	67,557
5.32%, 12/01/34	145	142,368
4.19%, 10/01/49(a)	171	136,558
6.46%, 11/01/52(a)	69	76,237
5.55%, 12/01/54	100	98,279
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	75	49,511
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	85	63,536
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	46	32,968
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	57,961
Dignity Health, 5.27%, 11/01/64(a)	74	67,328
Duke University Health System, Inc., 3.92%, 06/01/47	61	49,291
Elevance Health, Inc.
5.35%, 10/15/25(a)	40	39,952
1.50%, 03/15/26	170	159,438
3.65%, 12/01/27	171	163,449
5.15%, 06/15/29(a)	70	70,187
2.25%, 05/15/30(a)	136	116,530
2.55%, 03/15/31(a)	121	103,153
4.10%, 05/15/32	61	56,592
5.50%, 10/15/32(a)	100	101,645
4.75%, 02/15/33(a)	120	115,881
5.38%, 06/15/34(a)	75	75,356
4.63%, 05/15/42(a)	150	132,047
5.10%, 01/15/44(a)	155	143,839
4.65%, 08/15/44	62	53,989
4.38%, 12/01/47	171	141,942
4.55%, 03/01/48	80	68,029
3.70%, 09/15/49(a)	150	110,960
3.13%, 05/15/50	146	97,836
3.60%, 03/15/51	170	122,275
4.55%, 05/15/52	61	51,125
5.13%, 02/15/53	150	137,972
5.65%, 06/15/54(a)	70	69,249
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	48,280
Series 2020, 2.88%, 09/01/50(a)	136	89,286
Hartford HealthCare Corp., 3.45%, 07/01/54	62	44,231
HCA, Inc.
5.25%, 06/15/26	171	170,236
5.38%, 09/01/26	200	199,501
4.50%, 02/15/27	500	488,579
3.13%, 03/15/27	78	73,693
5.20%, 06/01/28(a)	40	39,842
5.63%, 09/01/28(a)	250	252,230
5.88%, 02/01/29	250	254,525
4.13%, 06/15/29	130	123,098
3.50%, 09/01/30	200	180,407
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.45%, 04/01/31	$25	$ 24,982
2.38%, 07/15/31	171	140,414
3.63%, 03/15/32	300	264,259
5.50%, 06/01/33(a)	80	79,345
5.60%, 04/01/34	75	74,548
5.13%, 06/15/39	171	158,395
5.50%, 06/15/47	171	158,085
5.25%, 06/15/49	214	190,736
3.50%, 07/15/51(a)	155	103,599
4.63%, 03/15/52	300	242,186
5.90%, 06/01/53(a)	75	73,037
6.00%, 04/01/54	160	158,085
6.10%, 04/01/64(a)	100	97,734
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	70	54,821
Humana, Inc.
1.35%, 02/03/27(a)	132	119,606
5.75%, 03/01/28	60	61,033
5.75%, 12/01/28(a)	25	25,504
3.70%, 03/23/29(a)	62	58,141
3.13%, 08/15/29(a)	87	78,814
5.38%, 04/15/31	50	49,735
2.15%, 02/03/32(a)	81	64,631
5.88%, 03/01/33	50	50,862
5.95%, 03/15/34	25	25,556
4.63%, 12/01/42	171	143,570
4.95%, 10/01/44	87	75,658
4.80%, 03/15/47	70	59,176
5.50%, 03/15/53	100	92,854
5.75%, 04/15/54	135	130,089
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(a)	87	56,654
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	61,510
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	49,154
Johns Hopkins Health System Corp., 3.84%, 05/15/46(a)	62	50,461
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	83,348
4.15%, 05/01/47	191	159,651
Series 2019, 3.27%, 11/01/49(a)	82	58,198
Series 2021, 2.81%, 06/01/41(a)	101	73,024
Series 2021, 3.00%, 06/01/51(a)	116	77,314
Laboratory Corp. of America Holdings
1.55%, 06/01/26	90	83,612
3.60%, 09/01/27(a)	87	83,024
2.70%, 06/01/31	49	41,931
4.70%, 02/01/45(a)	79	69,310
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	66,752
Series 2020, 3.19%, 07/01/49	87	60,985
Series 2020, 3.34%, 07/01/60(a)	71	47,636
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	75	62,898
Series 2021, 3.20%, 11/15/61	66	44,144
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	74	55,865
Memorial Health Services, 3.45%, 11/01/49	62	46,014
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	67,085
4.13%, 07/01/52	70	57,473
Methodist Hospital, Series 20A, 2.71%, 12/01/50(a)	77	48,503
Security	Par (000)	Value
Health Care Providers & Services (continued)
Montefiore Obligated Group, 4.29%, 09/01/50	$64	$ 41,064
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	57	43,999
Mount Sinai Hospital
Series 2019, 3.74%, 07/01/49	75	53,812
Series 2020, 3.39%, 07/01/50(a)	66	42,927
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	32,882
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	73	65,542
New York and Presbyterian Hospital
2.26%, 08/01/40	87	58,702
4.02%, 08/01/45(a)	53	44,571
2.61%, 08/01/60(a)	87	49,134
Series 2019, 3.95%, 08/01/2119(a)	72	51,619
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	54,245
4.26%, 11/01/47	70	56,648
3.81%, 11/01/49(a)	57	42,325
Novant Health, Inc.(a)
2.64%, 11/01/36	72	54,348
3.17%, 11/01/51	76	50,838
3.32%, 11/01/61	76	49,974
OhioHealth Corp., 2.83%, 11/15/41(a)	59	42,626
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,923
3.33%, 10/01/50(a)	67	48,573
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	79	68,987
Series 2020, 1.38%, 11/15/25	24	22,610
Series 2020, 3.22%, 11/15/50(a)	73	48,222
Piedmont Healthcare, Inc.(a)
2.86%, 01/01/52	66	41,774
Series 2042, 2.72%, 01/01/42	58	40,472
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	60	56,407
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	82	71,888
Series 21A, 2.70%, 10/01/51(a)	76	45,018
Series A, 3.93%, 10/01/48	77	59,432
Queen’s Health Systems, 4.81%, 07/01/52(a)	67	62,283
Quest Diagnostics, Inc.
4.20%, 06/30/29	87	83,774
2.95%, 06/30/30	75	66,591
2.80%, 06/30/31	71	60,775
4.70%, 03/30/45(a)	87	77,459
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	63	43,927
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	39,572
Sentara Healthcare, Series 2021, 2.93%, 11/01/51(a)	71	47,032
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	91	57,302
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	50,965
Summa Health, 3.51%, 11/15/51	70	50,820
Sutter Health
Series 2018, 4.09%, 08/15/48	80	65,807
Series 20A, 1.32%, 08/15/25	71	67,767
Series 20A, 2.29%, 08/15/30(a)	66	56,572
Series 20A, 3.16%, 08/15/40	62	46,894
Series 20A, 3.36%, 08/15/50	59	42,192
Texas Health Resources, 2.33%, 11/15/50(a)	58	33,405
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48	73	55,746

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Trinity Health Corp. (continued)
Series 2021, 2.63%, 12/01/40(a)	$83	$ 58,581
UnitedHealth Group, Inc.
3.75%, 07/15/25	171	168,459
5.15%, 10/15/25(a)	25	24,963
1.25%, 01/15/26	74	69,724
3.10%, 03/15/26	87	84,134
1.15%, 05/15/26(a)	171	158,956
3.45%, 01/15/27	87	83,885
3.38%, 04/15/27	171	163,934
4.60%, 04/15/27	55	54,552
5.25%, 02/15/28	40	40,521
3.85%, 06/15/28(a)	171	164,378
4.25%, 01/15/29(a)	140	136,321
4.70%, 04/15/29(a)	50	49,606
4.00%, 05/15/29(a)	120	115,408
2.88%, 08/15/29	124	112,404
5.30%, 02/15/30(a)	300	305,110
2.00%, 05/15/30(a)	79	67,137
4.90%, 04/15/31	75	74,304
2.30%, 05/15/31	197	165,297
5.35%, 02/15/33(a)	180	182,379
4.50%, 04/15/33(a)	140	133,797
5.00%, 04/15/34(a)	275	271,427
4.63%, 07/15/35(a)	97	92,869
5.80%, 03/15/36(a)	120	125,483
6.88%, 02/15/38	74	84,776
3.50%, 08/15/39	111	89,683
2.75%, 05/15/40	75	53,887
5.95%, 02/15/41(a)	74	77,282
3.05%, 05/15/41(a)	216	159,420
4.63%, 11/15/41	104	94,011
3.95%, 10/15/42	53	43,440
4.25%, 03/15/43	87	74,989
4.75%, 07/15/45(a)	307	278,148
4.20%, 01/15/47	130	107,113
4.25%, 04/15/47	171	142,275
3.75%, 10/15/47	87	66,233
4.45%, 12/15/48	171	146,609
3.70%, 08/15/49	257	193,196
2.90%, 05/15/50	221	143,330
3.25%, 05/15/51	87	59,743
4.75%, 05/15/52	100	88,536
5.88%, 02/15/53	270	280,404
5.05%, 04/15/53	140	129,674
5.38%, 04/15/54(a)	175	170,003
3.88%, 08/15/59(a)	171	126,534
3.13%, 05/15/60(a)	100	63,044
4.95%, 05/15/62(a)	200	177,956
6.05%, 02/15/63(a)	110	115,754
5.20%, 04/15/63	190	175,880
5.50%, 04/15/64	75	72,619
Universal Health Services, Inc.
1.65%, 09/01/26(a)	155	142,556
2.65%, 10/15/30	50	42,687
WakeMed, Series A, 3.29%, 10/01/52(a)	66	45,924
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	39,390
Security	Par (000)	Value
Health Care Providers & Services (continued)
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48(a)	$80	$ 70,388
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	38,254
		21,801,976
Health Care REITs — 0.1%
Healthpeak OP LLC
1.35%, 02/01/27(a)	62	56,208
2.13%, 12/01/28(a)	75	66,193
3.50%, 07/15/29	57	52,654
3.00%, 01/15/30(a)	92	81,641
2.88%, 01/15/31(a)	90	77,662
5.25%, 12/15/32(a)	135	132,552
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(a)	87	84,226
4.75%, 01/15/28	87	84,181
3.63%, 10/01/29	104	92,847
3.25%, 04/15/33	71	57,392
Welltower OP LLC
4.25%, 04/01/26	62	60,724
2.05%, 01/15/29	108	94,332
4.13%, 03/15/29	171	163,419
3.10%, 01/15/30(a)	171	153,249
2.75%, 01/15/31	100	86,140
2.75%, 01/15/32	87	73,164
3.85%, 06/15/32(a)	79	71,159
		1,487,743
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
5.70%, 07/01/34(a)	25	24,569
Series H, 3.38%, 12/15/29	171	152,585
Series J, 2.90%, 12/15/31	71	59,313
		236,467
Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	70	62,846
08/01/34(e)	50	49,280
Darden Restaurants, Inc., 6.30%, 10/10/33(a)	50	51,625
Expedia Group, Inc.
5.00%, 02/15/26(a)	87	86,337
3.80%, 02/15/28(a)	130	123,728
3.25%, 02/15/30(a)	142	127,996
2.95%, 03/15/31	54	46,685
Hyatt Hotels Corp.
4.38%, 09/15/28	76	73,470
5.25%, 06/30/29	25	24,795
5.75%, 04/23/30(a)	87	88,476
5.50%, 06/30/34(a)	25	24,340
Las Vegas Sands Corp.
5.90%, 06/01/27(a)	25	25,133
6.00%, 08/15/29	25	25,129
Marriott International, Inc.
5.00%, 10/15/27(a)	55	54,852
5.55%, 10/15/28	50	50,659
5.30%, 05/15/34	175	171,821
Series FF, 4.63%, 06/15/30(a)	171	165,955
Series GG, 3.50%, 10/15/32(a)	171	148,051
Series R, 3.13%, 06/15/26	171	164,075
Series X, 4.00%, 04/15/28(a)	171	164,236
McDonald’s Corp.
3.30%, 07/01/25	60	58,745
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
3.70%, 01/30/26	$171	$ 167,076
3.50%, 03/01/27(a)	171	164,151
3.50%, 07/01/27(a)	240	229,996
3.80%, 04/01/28(a)	171	164,199
4.80%, 08/14/28(a)	50	49,695
5.00%, 05/17/29(a)	25	24,974
4.95%, 08/14/33(a)	75	73,863
5.20%, 05/17/34(a)	25	25,099
4.70%, 12/09/35(a)	79	75,028
6.30%, 10/15/37(a)	200	214,153
6.30%, 03/01/38(a)	171	183,686
3.70%, 02/15/42(a)	74	57,860
4.60%, 05/26/45	171	147,584
4.88%, 12/09/45	171	153,701
4.45%, 03/01/47(a)	87	72,981
3.63%, 09/01/49(a)	151	109,452
4.20%, 04/01/50	88	70,146
5.15%, 09/09/52	100	92,231
5.45%, 08/14/53(a)	75	72,441
Regency Centers LP
2.95%, 09/15/29	71	63,736
3.70%, 06/15/30	87	80,134
4.40%, 02/01/47(a)	87	70,262
Sands China Ltd.
5.13%, 08/08/25	300	297,744
5.40%, 08/08/28	200	195,887
4.38%, 06/18/30(a)	200	184,250
Starbucks Corp.
3.80%, 08/15/25(a)	171	168,050
4.75%, 02/15/26(a)	50	49,642
4.85%, 02/08/27	25	24,863
4.00%, 11/15/28(a)	87	83,796
3.55%, 08/15/29(a)	214	200,418
2.55%, 11/15/30(a)	140	120,825
4.90%, 02/15/31(a)	25	24,742
3.00%, 02/14/32(a)	132	114,416
4.80%, 02/15/33(a)	100	97,504
5.00%, 02/15/34(a)	25	24,407
3.75%, 12/01/47	171	127,891
3.35%, 03/12/50	171	116,444
3.50%, 11/15/50(a)	140	98,375
		6,079,936
Household Durables — 0.1%
D.R. Horton, Inc.
1.30%, 10/15/26	174	159,270
1.40%, 10/15/27(a)	171	152,088
Leggett & Platt, Inc.
4.40%, 03/15/29(a)	171	156,303
3.50%, 11/15/51	105	68,478
Lennar Corp., 4.75%, 11/29/27(a)	141	139,035
MDC Holdings, Inc.(a)
2.50%, 01/15/31	70	61,990
6.00%, 01/15/43	71	74,673
PulteGroup, Inc., 7.88%, 06/15/32(a)	171	195,599
Toll Brothers Finance Corp.
4.88%, 11/15/25	74	73,162
4.88%, 03/15/27	75	73,884
4.35%, 02/15/28(a)	75	72,433
Whirlpool Corp.
2.40%, 05/15/31(a)	86	70,600
Security	Par (000)	Value
Household Durables (continued)
Whirlpool Corp. (continued)
4.70%, 05/14/32(a)	$70	$ 66,530
5.50%, 03/01/33(a)	50	49,297
5.75%, 03/01/34	25	24,961
4.50%, 06/01/46(a)	87	69,440
		1,507,743
Household Products — 0.0%
Avery Dennison Corp.(a)
2.25%, 02/15/32	87	70,428
5.75%, 03/15/33	90	92,274
Church & Dwight Co., Inc.
2.30%, 12/15/31(a)	171	142,218
5.60%, 11/15/32	140	145,065
Clorox Co., 3.10%, 10/01/27(a)	87	81,824
Kimberly-Clark Corp.
2.75%, 02/15/26(a)	87	83,768
2.00%, 11/02/31(a)	75	62,339
4.50%, 02/16/33(a)	100	97,135
5.30%, 03/01/41	87	85,504
3.20%, 07/30/46	74	52,593
2.88%, 02/07/50(a)	140	93,047
		1,006,195
Industrial Conglomerates — 0.1%
3M Co.
3.00%, 08/07/25(a)	87	84,787
2.88%, 10/15/27(a)	130	121,375
3.38%, 03/01/29(a)	211	195,772
2.38%, 08/26/29(a)	169	147,600
3.13%, 09/19/46	87	58,474
3.63%, 10/15/47(a)	104	75,294
3.25%, 08/26/49(a)	175	118,448
3.70%, 04/15/50	87	63,246
Carlisle Cos., Inc.
2.75%, 03/01/30(a)	189	166,465
2.20%, 03/01/32	75	60,355
Eaton Corp.(a)
3.10%, 09/15/27	118	111,410
4.15%, 03/15/33	100	93,645
4.15%, 11/02/42	87	73,919
4.70%, 08/23/52	60	54,219
Illinois Tool Works, Inc.(a)
4.88%, 09/15/41	181	170,999
3.90%, 09/01/42	75	62,434
Parker-Hannifin Corp.
4.25%, 09/15/27	70	68,203
3.25%, 06/14/29	341	313,189
4.50%, 09/15/29(a)	100	97,455
4.20%, 11/21/34	87	79,434
4.10%, 03/01/47	87	69,208
4.00%, 06/14/49(a)	87	67,671
Pentair Finance SARL, 5.90%, 07/15/32(a)	100	102,084
Teledyne Technologies, Inc., 2.75%, 04/01/31(a)	171	146,376
Textron, Inc., 3.00%, 06/01/30	171	150,543
		2,752,605
Insurance — 0.6%
Aflac, Inc.
1.13%, 03/15/26(a)	171	159,636
2.88%, 10/15/26	130	123,567
4.75%, 01/15/49	87	76,637
Alleghany Corp.
3.63%, 05/15/30	121	112,454

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Alleghany Corp. (continued)
3.25%, 08/15/51	$171	$ 115,405
Allstate Corp.
3.28%, 12/15/26(a)	130	124,375
5.05%, 06/24/29	50	49,771
5.25%, 03/30/33(a)	20	19,915
5.55%, 05/09/35(a)	160	162,036
4.50%, 06/15/43	53	45,311
4.20%, 12/15/46	100	80,735
3.85%, 08/10/49(a)	71	53,565
American Financial Group, Inc., 4.50%, 06/15/47	130	111,377
American International Group, Inc.
5.13%, 03/27/33	70	68,945
6.25%, 05/01/36(a)	100	105,919
4.80%, 07/10/45(a)	130	115,955
4.75%, 04/01/48(a)	171	150,667
4.38%, 06/30/50	87	72,070
Aon Corp.(a)
4.50%, 12/15/28	171	166,141
3.75%, 05/02/29	171	160,481
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	51,595
2.05%, 08/23/31	87	70,241
2.60%, 12/02/31(a)	59	49,149
5.00%, 09/12/32(a)	270	262,623
5.35%, 02/28/33(a)	25	24,832
2.90%, 08/23/51(a)	100	61,012
3.90%, 02/28/52	81	59,974
Aon Global Ltd.
3.88%, 12/15/25	104	101,631
4.60%, 06/14/44	87	74,231
4.75%, 05/15/45	87	75,459
Aon North America, Inc.
5.13%, 03/01/27(a)	75	74,870
5.15%, 03/01/29(a)	100	99,721
5.30%, 03/01/31(a)	100	99,709
5.45%, 03/01/34	100	99,561
5.75%, 03/01/54	170	166,269
Arch Capital Finance LLC, 4.01%, 12/15/26	171	165,737
Arch Capital Group Ltd., 3.64%, 06/30/50(a)	100	72,017
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	60,522
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	87	71,030
5.45%, 07/15/34(a)	300	297,545
3.50%, 05/20/51(a)	87	59,962
5.75%, 03/02/53(a)	16	15,513
6.75%, 02/15/54	70	77,071
5.75%, 07/15/54	100	97,106
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28(a)	300	308,882
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	103,497
6.65%, 02/01/33	100	105,094
5.88%, 01/15/34(a)	50	49,474
3.95%, 05/25/51	66	47,200
6.25%, 04/01/54(a)	150	150,097
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	284,979
5.63%, 05/15/30(a)	71	71,024
4.70%, 06/22/47(a)	103	79,918
Brown & Brown, Inc.
2.38%, 03/15/31(a)	171	141,200
5.65%, 06/11/34	50	49,679
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc. (continued)
4.95%, 03/17/52	$65	$ 55,287
Chubb Corp.
6.00%, 05/11/37(a)	50	53,280
Series 1, 6.50%, 05/15/38	74	82,448
Chubb INA Holdings LLC
3.35%, 05/03/26	138	133,535
1.38%, 09/15/30(a)	346	282,089
5.00%, 03/15/34(a)	75	74,253
6.70%, 05/15/36(a)	150	168,063
4.15%, 03/13/43	53	44,958
2.85%, 12/15/51(a)	87	57,005
3.05%, 12/15/61	59	37,368
CNA Financial Corp.
4.50%, 03/01/26(a)	562	553,259
3.90%, 05/01/29	87	82,408
CNO Financial Group, Inc., 6.45%, 06/15/34(a)	25	24,976
Enstar Group Ltd., 3.10%, 09/01/31	124	102,512
Everest Reinsurance Holdings, Inc.(a)
3.50%, 10/15/50	87	58,524
3.13%, 10/15/52	155	95,777
F&G Annuities & Life, Inc.
7.40%, 01/13/28(a)	50	51,644
6.50%, 06/04/29	25	24,917
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30(a)	171	163,027
5.63%, 08/16/32(a)	80	78,860
6.35%, 03/22/54(a)(b)	135	135,088
6.10%, 03/15/55(b)	50	48,297
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	77,161
3.20%, 09/17/51(a)	58	35,719
First American Financial Corp., 2.40%, 08/15/31(a)	78	62,204
Globe Life, Inc., 2.15%, 08/15/30	40	32,115
Hanover Insurance Group, Inc.
4.50%, 04/15/26	104	102,161
2.50%, 09/01/30(a)	87	73,309
Hartford Financial Services Group, Inc.
2.80%, 08/19/29	87	77,256
5.95%, 10/15/36	100	103,970
6.10%, 10/01/41(a)	74	76,684
2.90%, 09/15/51	71	44,657
Kemper Corp., 3.80%, 02/23/32	74	63,377
Lincoln National Corp.
3.80%, 03/01/28(a)	57	54,478
5.85%, 03/15/34(a)	25	24,964
6.30%, 10/09/37(a)	87	89,209
4.35%, 03/01/48	70	53,204
4.38%, 06/15/50(a)	87	66,134
Loews Corp.
3.75%, 04/01/26(a)	87	84,795
3.20%, 05/15/30	114	103,488
Manulife Financial Corp.
4.15%, 03/04/26	87	85,122
2.48%, 05/19/27(a)	171	158,420
3.70%, 03/16/32(a)	67	61,038
5.38%, 03/04/46(a)	71	68,356
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	87	83,339
Markel Group, Inc.
3.35%, 09/17/29(a)	82	75,231
4.30%, 11/01/47(a)	130	104,068
4.15%, 09/17/50	87	66,755
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Markel Group, Inc. (continued)
3.45%, 05/07/52(a)	$75	$ 50,252
6.00%, 05/16/54	40	39,589
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26(a)	171	166,912
4.38%, 03/15/29(a)	171	167,058
2.25%, 11/15/30	59	50,258
2.38%, 12/15/31	65	53,895
5.75%, 11/01/32(a)	50	52,081
5.40%, 09/15/33(a)	50	50,965
5.15%, 03/15/34(a)	225	224,454
4.35%, 01/30/47(a)	87	73,350
4.20%, 03/01/48	87	70,662
4.90%, 03/15/49	171	153,002
2.90%, 12/15/51	52	32,316
6.25%, 11/01/52	25	27,033
5.70%, 09/15/53(a)	100	101,004
5.45%, 03/15/54	25	24,283
MetLife, Inc.
4.55%, 03/23/30(a)	171	167,949
5.38%, 07/15/33(a)	50	50,404
6.38%, 06/15/34	307	330,652
5.30%, 12/15/34(a)	25	24,931
5.88%, 02/06/41(a)	100	102,267
4.13%, 08/13/42(a)	75	62,173
4.88%, 11/13/43(a)	200	182,225
4.72%, 12/15/44	50	44,036
4.05%, 03/01/45	87	69,849
4.60%, 05/13/46(a)	200	174,253
5.00%, 07/15/52(a)	60	54,659
5.25%, 01/15/54(a)	100	95,077
NMI Holdings, Inc., 6.00%, 08/15/29	25	24,772
Old Republic International Corp.(a)
5.75%, 03/28/34	25	24,924
3.85%, 06/11/51	70	49,364
Primerica, Inc., 2.80%, 11/19/31	74	61,809
Principal Financial Group, Inc.
3.10%, 11/15/26(a)	171	162,740
3.70%, 05/15/29(a)	100	93,301
5.38%, 03/15/33	40	39,893
4.63%, 09/15/42(a)	50	44,298
4.30%, 11/15/46	87	72,137
5.50%, 03/15/53(a)	45	43,076
Progressive Corp.
2.45%, 01/15/27	87	81,565
2.50%, 03/15/27	66	61,778
4.00%, 03/01/29(a)	75	71,828
3.00%, 03/15/32(a)	145	125,782
4.95%, 06/15/33(a)	40	39,571
4.35%, 04/25/44(a)	74	63,661
3.70%, 01/26/45	70	54,209
4.13%, 04/15/47(a)	87	71,516
4.20%, 03/15/48(a)	87	71,613
3.70%, 03/15/52(a)	60	44,809
Prudential Financial, Inc.
1.50%, 03/10/26(a)	171	160,794
3.88%, 03/27/28	120	115,211
3.00%, 03/10/40	171	126,497
4.60%, 05/15/44(a)	87	75,832
3.91%, 12/07/47(a)	87	66,829
3.94%, 12/07/49(a)	156	118,237
4.35%, 02/25/50	171	139,283
Security	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc. (continued)
3.70%, 03/13/51(a)	$200	$ 145,026
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(c)	171	167,773
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	153,612
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	71	61,759
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	107	99,469
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	171	152,660
3.63%, 03/24/32	87	77,675
Reinsurance Group of America, Inc.(a)
3.90%, 05/15/29	82	76,863
6.00%, 09/15/33	20	20,418
5.75%, 09/15/34	25	24,909
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	60	60,055
Travelers Cos., Inc.
6.75%, 06/20/36(a)	87	97,598
6.25%, 06/15/37(a)	87	93,888
5.35%, 11/01/40	200	196,818
4.60%, 08/01/43(a)	148	132,596
4.30%, 08/25/45	87	73,641
4.00%, 05/30/47	87	69,919
4.10%, 03/04/49	87	70,694
5.45%, 05/25/53(a)	40	40,029
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	81,007
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	87	85,346
Unum Group
4.00%, 06/15/29	71	66,910
5.75%, 08/15/42(a)	87	83,653
4.50%, 12/15/49	37	28,846
4.13%, 06/15/51	75	55,023
W R Berkley Corp.
4.00%, 05/12/50(a)	87	66,628
3.55%, 03/30/52	87	60,077
Willis North America, Inc.
4.65%, 06/15/27(a)	71	69,758
4.50%, 09/15/28	257	249,657
5.35%, 05/15/33	40	39,220
3.88%, 09/15/49(a)	100	71,985
5.90%, 03/05/54	75	72,678
		17,735,283
Interactive Media & Services — 0.1%
Alphabet, Inc.(a)
0.45%, 08/15/25	62	59,026
2.00%, 08/15/26	427	402,176
0.80%, 08/15/27	93	82,889
1.10%, 08/15/30	112	91,472
1.90%, 08/15/40	159	103,556
2.05%, 08/15/50	140	79,607
2.25%, 08/15/60	257	142,255
Meta Platforms, Inc.
3.50%, 08/15/27(a)	500	480,031
4.60%, 05/15/28	60	59,749
4.80%, 05/15/30	60	60,086
3.85%, 08/15/32(a)	415	385,806
4.95%, 05/15/33(a)	60	60,300
4.45%, 08/15/52(a)	140	120,689
5.60%, 05/15/53	360	367,439
4.65%, 08/15/62(a)	200	172,386
5.75%, 05/15/63	160	164,394
		2,831,861

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.2%
Booking Holdings, Inc.(a)
3.60%, 06/01/26	$257	$ 249,812
4.63%, 04/13/30	171	168,417
CGI, Inc.
1.45%, 09/14/26	87	79,669
2.30%, 09/14/31(a)	87	69,267
DXC Technology Co.(a)
1.80%, 09/15/26	104	95,466
2.38%, 09/15/28	71	61,775
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	50	49,919
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100	99,292
4.60%, 02/05/27(a)	100	98,766
4.60%, 02/05/29(a)	100	98,290
4.75%, 02/05/31(a)	100	97,957
4.90%, 02/05/34(a)	100	97,074
5.25%, 02/05/44	100	94,809
5.30%, 02/05/54(a)	200	187,038
International Business Machines Corp.
3.45%, 02/19/26	250	242,932
3.30%, 05/15/26	257	248,382
2.20%, 02/09/27(a)	200	186,096
1.70%, 05/15/27(a)	289	263,629
4.15%, 07/27/27(a)	100	97,537
4.50%, 02/06/28(a)	250	246,529
3.50%, 05/15/29	381	356,179
1.95%, 05/15/30	121	102,370
2.72%, 02/09/32(a)	180	154,434
4.40%, 07/27/32(a)	100	95,105
5.88%, 11/29/32(a)	87	91,569
4.15%, 05/15/39	350	300,903
2.85%, 05/15/40	345	246,248
4.00%, 06/20/42	148	120,967
4.25%, 05/15/49(a)	330	268,397
2.95%, 05/15/50(a)	116	73,481
4.90%, 07/27/52(a)	100	89,261
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	129,523
Leidos, Inc., 2.30%, 02/15/31	130	107,109
VeriSign, Inc., 4.75%, 07/15/27	171	168,021
		5,136,223
Leisure Products — 0.0%
Brunswick Corp.(a)
2.40%, 08/18/31	66	52,794
5.10%, 04/01/52	71	55,122
Hasbro, Inc.
3.55%, 11/19/26	75	71,580
3.90%, 11/19/29	75	69,172
6.05%, 05/14/34(a)	25	24,960
6.35%, 03/15/40	87	89,147
5.10%, 05/15/44	60	51,467
		414,242
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	50,119
5.80%, 03/21/34(a)	50	49,805
Caterpillar Financial Services Corp.
5.15%, 08/11/25(a)	100	99,822
3.65%, 08/12/25	100	98,209
0.80%, 11/13/25(a)	171	161,210
5.05%, 02/27/26(a)	50	49,971
Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp. (continued)
4.35%, 05/15/26	$100	$ 98,653
1.15%, 09/14/26(a)	155	142,412
1.70%, 01/08/27	87	80,329
4.50%, 01/08/27(a)	25	24,747
5.00%, 05/14/27	50	50,031
3.60%, 08/12/27(a)	100	96,245
4.85%, 02/27/29	50	50,012
Caterpillar, Inc.
2.60%, 09/19/29(a)	70	62,766
2.60%, 04/09/30(a)	87	77,245
1.90%, 03/12/31(a)	157	131,857
5.20%, 05/27/41	206	200,244
3.80%, 08/15/42	200	162,143
3.25%, 09/19/49(a)	171	121,728
3.25%, 04/09/50	171	122,031
CNH Industrial Capital LLC
5.45%, 10/14/25(a)	100	99,912
1.88%, 01/15/26	171	161,836
1.45%, 07/15/26	78	72,114
4.55%, 04/10/28(a)	40	39,114
5.50%, 01/12/29	100	101,062
5.10%, 04/20/29	50	49,799
Deere & Co.
5.38%, 10/16/29(a)	200	204,948
3.10%, 04/15/30	87	79,122
3.90%, 06/09/42	96	80,096
2.88%, 09/07/49	68	45,662
3.75%, 04/15/50(a)	100	78,385
Dover Corp.
3.15%, 11/15/25	87	84,250
2.95%, 11/04/29(a)	60	54,307
Flowserve Corp., 2.80%, 01/15/32(a)	70	57,447
IDEX Corp., 2.63%, 06/15/31(a)	67	56,358
Ingersoll Rand, Inc.(a)
5.20%, 06/15/27	50	50,099
5.18%, 06/15/29	50	49,998
5.45%, 06/15/34	50	50,434
John Deere Capital Corp.
4.05%, 09/08/25(a)	85	83,833
5.30%, 09/08/25	25	25,031
4.80%, 01/09/26(a)	50	49,688
0.70%, 01/15/26(a)	155	144,897
4.95%, 03/06/26(a)	50	49,903
4.75%, 06/08/26	60	59,621
2.25%, 09/14/26	87	81,899
1.30%, 10/13/26(a)	90	82,815
4.50%, 01/08/27(a)	50	49,502
1.70%, 01/11/27(a)	257	236,995
4.85%, 03/05/27	50	49,815
4.90%, 06/11/27	75	74,823
4.15%, 09/15/27	100	97,809
3.05%, 01/06/28(a)	75	70,817
4.75%, 01/20/28(a)	50	49,787
1.50%, 03/06/28(a)	87	76,984
4.95%, 07/14/28(a)	35	35,037
4.50%, 01/16/29(a)	50	49,151
3.35%, 04/18/29(a)	61	57,131
4.85%, 06/11/29	75	74,757
2.80%, 07/18/29	110	99,655
4.85%, 10/11/29(a)	50	50,000
2.45%, 01/09/30	75	66,241
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
4.70%, 06/10/30(a)	$60	$ 59,410
1.45%, 01/15/31(a)	155	125,858
4.90%, 03/07/31(a)	50	49,758
2.00%, 06/17/31(a)	200	164,952
4.35%, 09/15/32(a)	100	95,587
5.10%, 04/11/34	250	249,287
5.05%, 06/12/34(a)	75	74,472
Kennametal, Inc., 2.80%, 03/01/31	55	46,182
Nordson Corp., 5.80%, 09/15/33	25	25,648
nVent Finance SARL
2.75%, 11/15/31	65	53,492
5.65%, 05/15/33(a)	40	39,830
Otis Worldwide Corp.
5.25%, 08/16/28(a)	30	30,161
2.57%, 02/15/30(a)	171	150,084
3.11%, 02/15/40	171	127,224
3.36%, 02/15/50(a)	69	48,414
Regal Rexnord Corp.
6.05%, 04/15/28	20	20,240
6.30%, 02/15/30	200	204,469
6.40%, 04/15/33(a)	100	102,318
Rockwell Automation, Inc.
1.75%, 08/15/31(a)	86	69,399
2.80%, 08/15/61	60	34,403
Snap-on, Inc., 3.10%, 05/01/50	171	116,412
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	100	103,105
4.25%, 11/15/28(a)	171	164,998
2.30%, 03/15/30(a)	71	60,519
3.00%, 05/15/32(a)	76	64,543
4.85%, 11/15/48	87	73,563
2.75%, 11/15/50(a)	75	42,939
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28(a)	87	85,287
Xylem, Inc./New York, 4.38%, 11/01/46	87	72,148
		7,615,415
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	77	76,252
6.15%, 11/10/26	115	116,111
3.75%, 02/15/28	87	80,859
4.20%, 03/15/28(a)	200	189,007
2.25%, 01/15/29	286	244,439
5.05%, 03/30/29	171	164,449
6.10%, 06/01/29	100	100,327
2.80%, 04/01/31(a)	141	115,242
4.40%, 04/01/33(a)	300	264,463
6.65%, 02/01/34(a)	150	151,521
6.55%, 06/01/34	100	100,033
6.38%, 10/23/35(a)	87	84,825
5.38%, 04/01/38	171	148,893
3.50%, 06/01/41(a)	171	114,847
3.50%, 03/01/42	87	57,880
6.48%, 10/23/45	357	326,077
5.38%, 05/01/47	257	205,319
5.75%, 04/01/48	220	183,930
5.13%, 07/01/49(a)	171	131,260
4.80%, 03/01/50	324	237,683
3.70%, 04/01/51(a)	104	63,242
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.90%, 06/01/52(a)	$275	$ 172,449
5.25%, 04/01/53(a)	238	186,716
6.83%, 10/23/55	87	82,256
3.85%, 04/01/61(a)	253	147,731
4.40%, 12/01/61	121	78,925
3.95%, 06/30/62	100	59,244
Comcast Corp.
3.95%, 10/15/25	214	210,626
3.15%, 03/01/26(a)	300	289,976
2.35%, 01/15/27(a)	148	138,562
3.30%, 02/01/27(a)	171	163,912
3.30%, 04/01/27	341	326,066
5.35%, 11/15/27	90	90,979
3.15%, 02/15/28(a)	214	201,002
3.55%, 05/01/28	171	162,442
4.15%, 10/15/28	379	366,904
4.55%, 01/15/29	80	78,736
5.10%, 06/01/29(a)	100	100,583
2.65%, 02/01/30	163	144,323
3.40%, 04/01/30(a)	182	167,312
4.25%, 10/15/30(a)	171	163,981
1.95%, 01/15/31(a)	146	120,579
1.50%, 02/15/31(a)	281	225,681
5.50%, 11/15/32(a)	100	102,264
4.25%, 01/15/33	112	104,707
4.65%, 02/15/33(a)	160	154,469
4.80%, 05/15/33(a)	80	77,820
5.30%, 06/01/34	100	100,249
4.20%, 08/15/34	382	350,096
4.40%, 08/15/35	87	80,556
3.20%, 07/15/36(a)	87	70,297
6.45%, 03/15/37	200	216,110
3.90%, 03/01/38	87	73,736
4.60%, 10/15/38	130	118,342
3.25%, 11/01/39	171	131,596
3.75%, 04/01/40(a)	171	139,103
4.65%, 07/15/42	100	89,564
4.75%, 03/01/44	67	60,270
3.40%, 07/15/46	87	62,922
4.00%, 08/15/47	87	68,369
3.97%, 11/01/47(a)	257	200,452
4.00%, 03/01/48	87	68,264
4.70%, 10/15/48(a)	214	189,213
4.00%, 11/01/49	216	168,564
3.45%, 02/01/50	150	105,833
2.80%, 01/15/51(a)	149	92,047
2.89%, 11/01/51	505	315,066
2.45%, 08/15/52(a)	291	163,814
5.35%, 05/15/53(a)	280	268,409
5.65%, 06/01/54(a)	90	89,847
2.94%, 11/01/56(a)	507	305,830
4.95%, 10/15/58(a)	171	153,022
2.65%, 08/15/62	150	81,597
2.99%, 11/01/63(a)	301	176,650
5.50%, 05/15/64(a)	180	173,188
Discovery Communications LLC
4.90%, 03/11/26	58	57,138
3.95%, 03/20/28	108	100,933
5.00%, 09/20/37	87	74,411
6.35%, 06/01/40(a)	100	95,388

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC (continued)
5.20%, 09/20/47	$146	$ 113,406
5.30%, 05/15/49	87	67,853
Fox Corp.
4.71%, 01/25/29(a)	171	167,952
3.50%, 04/08/30	200	182,398
6.50%, 10/13/33	50	52,376
5.48%, 01/25/39	100	95,339
5.58%, 01/25/49	171	157,000
Grupo Televisa SAB
6.63%, 01/15/40	87	85,885
5.00%, 05/13/45(a)	200	166,313
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	166,963
5.38%, 06/15/33	28	27,589
3.38%, 03/01/41(a)	71	52,030
NBCUniversal Media LLC
5.95%, 04/01/41(a)	109	112,871
4.45%, 01/15/43	72	62,111
Paramount Global
3.38%, 02/15/28(a)	87	77,765
3.70%, 06/01/28(a)	87	78,450
4.95%, 01/15/31(a)	171	150,444
4.20%, 05/19/32	171	139,670
6.88%, 04/30/36	87	81,470
4.85%, 07/01/42(a)	82	58,731
4.38%, 03/15/43(a)	184	121,984
5.85%, 09/01/43	189	148,629
4.95%, 05/19/50	171	119,121
TCI Communications, Inc., 7.88%, 02/15/26	87	90,561
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	87	96,120
Time Warner Cable LLC
6.55%, 05/01/37	212	200,765
6.75%, 06/15/39(a)	199	192,506
5.88%, 11/15/40	87	75,487
5.50%, 09/01/41	300	249,836
4.50%, 09/15/42	87	63,675
Warnermedia Holdings, Inc.
4.05%, 03/15/29(a)	168	155,147
4.28%, 03/15/32(a)	453	395,391
5.05%, 03/15/42	600	488,045
5.14%, 03/15/52(a)	786	611,986
5.39%, 03/15/62(a)	150	117,071
		16,938,720
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	175,063
ArcelorMittal SA
4.55%, 03/11/26	87	85,544
6.55%, 11/29/27(a)	50	51,553
4.25%, 07/16/29(a)	75	71,769
6.80%, 11/29/32(a)	50	52,673
6.00%, 06/17/34	50	49,962
7.00%, 10/15/39	79	84,850
6.75%, 03/01/41(a)	100	102,000
6.35%, 06/17/54	50	48,560
Barrick North America Finance LLC
5.70%, 05/30/41	87	85,979
5.75%, 05/01/43	87	86,330
Security	Par (000)	Value
Metals & Mining (continued)
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	$87	$ 88,454
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	60	59,550
5.25%, 09/08/26	125	125,192
4.75%, 02/28/28(a)	60	59,581
5.10%, 09/08/28	125	125,527
5.25%, 09/08/30(a)	125	126,723
4.90%, 02/28/33(a)	35	34,320
5.25%, 09/08/33(a)	125	125,087
4.13%, 02/24/42	87	73,621
5.00%, 09/30/43	400	373,220
Freeport-McMoRan, Inc.
5.00%, 09/01/27(a)	71	70,205
4.13%, 03/01/28	87	83,344
4.38%, 08/01/28	71	68,578
5.25%, 09/01/29(a)	71	70,545
4.25%, 03/01/30	71	67,042
4.63%, 08/01/30(a)	103	99,087
5.40%, 11/14/34(a)	87	85,571
5.45%, 03/15/43	156	148,173
Newmont Corp.
2.80%, 10/01/29	185	166,075
2.25%, 10/01/30	87	74,244
5.88%, 04/01/35(a)	87	90,041
6.25%, 10/01/39	200	211,198
4.88%, 03/15/42(a)	223	205,834
Newmont Corp./Newcrest Finance Pty. Ltd.(a)(b)
5.30%, 03/15/26	50	49,983
5.35%, 03/15/34	50	49,922
Nucor Corp.
4.30%, 05/23/27	79	77,280
3.95%, 05/01/28	171	163,773
2.70%, 06/01/30	171	151,089
2.98%, 12/15/55	87	53,438
Precision Castparts Corp., 4.38%, 06/15/45(a)	87	76,093
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28(a)	171	184,356
5.20%, 11/02/40	62	60,058
2.75%, 11/02/51	216	133,997
Rio Tinto Finance USA PLC
5.00%, 03/09/33(a)	65	64,710
4.75%, 03/22/42(a)	62	57,244
4.13%, 08/21/42(a)	87	73,546
5.13%, 03/09/53	70	65,922
Southern Copper Corp.
6.75%, 04/16/40(a)	80	87,520
5.25%, 11/08/42	150	139,425
5.88%, 04/23/45(a)	277	274,576
Steel Dynamics, Inc.
1.65%, 10/15/27(a)	87	77,542
3.45%, 04/15/30	90	82,182
3.25%, 01/15/31	72	63,748
08/15/34(e)	50	49,144
3.25%, 10/15/50(a)	44	28,985
Teck Resources Ltd.
6.13%, 10/01/35(a)	70	71,498
6.25%, 07/15/41	70	70,122
5.20%, 03/01/42(a)	100	89,342
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Timken Co.
4.50%, 12/15/28	$87	$ 84,332
4.13%, 04/01/32(a)	75	68,174
Vale Overseas Ltd.
3.75%, 07/08/30	171	153,900
6.13%, 06/12/33(a)	300	302,400
6.88%, 11/10/39(a)	70	74,599
Vale SA, 5.63%, 09/11/42(a)	171	166,565
Valmont Industries, Inc., 5.00%, 10/01/44(a)	171	155,208
		6,826,168
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	130	127,838
3.95%, 01/15/27	87	84,071
3.38%, 08/15/31	141	124,354
2.00%, 05/18/32(a)	73	57,134
1.88%, 02/01/33	102	76,737
2.95%, 03/15/34(a)	52	42,114
4.75%, 04/15/35(a)	200	186,152
5.25%, 05/15/36(a)	40	38,488
4.85%, 04/15/49	87	73,313
3.00%, 05/18/51(a)	70	42,148
3.55%, 03/15/52(a)	100	67,018
5.15%, 04/15/53(a)	70	61,533
5.63%, 05/15/54(a)	50	46,851
Kilroy Realty LP
4.75%, 12/15/28(a)	300	283,726
2.50%, 11/15/32(a)	67	50,142
2.65%, 11/15/33	71	52,143
		1,413,762
Oil, Gas & Consumable Fuels — 1.6%
Apache Corp.
5.10%, 09/01/40(a)	300	256,005
5.35%, 07/01/49	150	125,580
Boardwalk Pipelines LP
4.80%, 05/03/29(a)	87	85,086
3.60%, 09/01/32	200	172,459
5.63%, 08/01/34(a)	25	24,567
BP Capital Markets America, Inc.
3.80%, 09/21/25	171	168,016
3.41%, 02/11/26	341	331,337
3.12%, 05/04/26	62	59,654
3.02%, 01/16/27(a)	77	73,160
3.54%, 04/06/27	171	164,435
5.02%, 11/17/27	75	74,917
3.94%, 09/21/28(a)	87	83,448
4.23%, 11/06/28	171	165,657
4.70%, 04/10/29(a)	75	73,913
4.97%, 10/17/29	75	74,791
3.63%, 04/06/30(a)	171	159,337
1.75%, 08/10/30(a)	90	74,713
2.72%, 01/12/32(a)	87	73,905
4.81%, 02/13/33	250	242,363
4.89%, 09/11/33	160	155,585
4.99%, 04/10/34(a)	75	73,372
5.23%, 11/17/34	75	74,439
3.06%, 06/17/41	70	51,006
3.00%, 02/24/50(a)	171	111,289
2.77%, 11/10/50(a)	141	86,660
2.94%, 06/04/51(a)	250	158,709
3.00%, 03/17/52(a)	287	184,254
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
3.38%, 02/08/61(a)	$223	$ 146,394
BP Capital Markets PLC
3.28%, 09/19/27	87	82,443
3.72%, 11/28/28(a)	171	162,518
Canadian Natural Resources Ltd.
3.85%, 06/01/27(a)	87	83,674
2.95%, 07/15/30(a)	87	76,306
6.50%, 02/15/37	200	207,537
6.25%, 03/15/38	75	76,946
4.95%, 06/01/47	100	86,772
Cenovus Energy, Inc.
2.65%, 01/15/32	74	61,204
5.25%, 06/15/37(a)	53	50,643
6.75%, 11/15/39(a)	200	215,797
5.40%, 06/15/47(a)	52	47,861
3.75%, 02/15/52(a)	66	46,505
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27(a)	257	256,571
3.70%, 11/15/29	87	80,388
2.74%, 12/31/39	87	69,935
Cheniere Energy Partners LP
4.00%, 03/01/31	150	136,410
3.25%, 01/31/32(a)	200	170,705
5.95%, 06/30/33(a)	100	101,394
5.75%, 08/15/34(a)(b)	100	100,398
Chevron Corp.
3.33%, 11/17/25(a)	87	84,994
2.95%, 05/16/26(a)	214	205,886
2.00%, 05/11/27	90	83,156
2.24%, 05/11/30(a)	163	141,089
3.08%, 05/11/50(a)	69	47,097
Chevron USA, Inc.(a)
0.69%, 08/12/25	132	125,734
1.02%, 08/12/27	114	101,376
3.85%, 01/15/28	257	249,373
2.34%, 08/12/50	87	50,370
Columbia Pipeline Group, Inc., 5.80%, 06/01/45(a)	200	195,100
ConocoPhillips, 6.50%, 02/01/39	100	109,921
ConocoPhillips Co.
5.05%, 09/15/33(a)	70	69,384
3.76%, 03/15/42	370	293,358
4.30%, 11/15/44(a)	171	145,195
3.80%, 03/15/52	62	46,279
5.30%, 05/15/53(a)	160	151,867
5.55%, 03/15/54(a)	150	147,611
4.03%, 03/15/62	200	150,093
5.70%, 09/15/63(a)	50	49,679
Continental Resources, Inc.
4.38%, 01/15/28	121	116,329
4.90%, 06/01/44(a)	87	71,114
Coterra Energy, Inc.(a)
4.38%, 03/15/29	171	163,526
5.60%, 03/15/34	50	49,867
DCP Midstream Operating LP, 5.60%, 04/01/44	100	95,766
Devon Energy Corp.
5.85%, 12/15/25	87	87,216
5.88%, 06/15/28(a)	112	112,364
5.60%, 07/15/41	87	80,936
4.75%, 05/15/42	231	193,440
5.00%, 06/15/45(a)	87	74,160

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
5.20%, 04/18/27	$150	$ 150,032
3.50%, 12/01/29(a)	171	157,695
5.15%, 01/30/30	150	149,365
3.13%, 03/24/31(a)	65	57,132
6.25%, 03/15/33(a)	30	31,377
5.40%, 04/18/34	115	113,856
4.40%, 03/24/51(a)	87	69,491
4.25%, 03/15/52(a)	104	80,575
6.25%, 03/15/53	100	102,914
5.75%, 04/18/54(a)	80	77,555
5.90%, 04/18/64	170	164,098
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29(a)	171	153,407
Enbridge Energy Partners LP
5.88%, 10/15/25	257	257,609
7.38%, 10/15/45(a)	140	159,487
Enbridge, Inc.
1.60%, 10/04/26(a)	79	72,740
5.90%, 11/15/26(a)	85	85,972
4.25%, 12/01/26	171	166,945
5.25%, 04/05/27(a)	50	49,997
3.70%, 07/15/27(a)	171	163,846
6.00%, 11/15/28	60	61,805
5.30%, 04/05/29(a)	30	30,048
3.13%, 11/15/29	130	117,378
6.20%, 11/15/30(a)	35	36,749
5.70%, 03/08/33(a)	290	292,281
2.50%, 08/01/33	171	135,706
5.63%, 04/05/34(a)	120	119,803
4.00%, 11/15/49	96	72,815
3.40%, 08/01/51(a)	100	67,705
6.70%, 11/15/53	85	92,816
Energy Transfer LP
4.75%, 01/15/26(a)	171	168,919
6.05%, 12/01/26(a)	75	75,957
4.20%, 04/15/27	171	165,838
5.50%, 06/01/27	100	100,284
4.00%, 10/01/27	150	144,010
5.55%, 02/15/28	100	100,810
4.95%, 05/15/28	171	168,408
5.25%, 04/15/29(a)	257	255,983
5.25%, 07/01/29	45	44,720
3.75%, 05/15/30(a)	571	525,266
6.40%, 12/01/30(a)	40	42,061
5.75%, 02/15/33(a)	185	186,905
6.55%, 12/01/33	180	190,760
5.55%, 05/15/34(a)	300	296,904
5.60%, 09/01/34(a)	75	74,503
4.90%, 03/15/35	87	80,804
6.50%, 02/01/42	87	89,989
4.95%, 01/15/43	87	74,495
5.15%, 02/01/43	87	76,141
5.95%, 10/01/43	53	51,266
5.30%, 04/01/44(a)	74	66,572
5.00%, 05/15/44	87	75,043
5.35%, 05/15/45	87	77,689
6.13%, 12/15/45(a)	114	111,767
5.30%, 04/15/47	130	114,823
5.40%, 10/01/47(a)	171	152,975
6.00%, 06/15/48	150	144,536
6.25%, 04/15/49	171	170,109
5.00%, 05/15/50(a)	184	156,182
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.95%, 05/15/54(a)	$110	$ 107,115
6.05%, 09/01/54(a)	75	73,958
Enterprise Products Operating LLC
5.05%, 01/10/26	70	69,806
3.70%, 02/15/26(a)	334	325,412
4.60%, 01/11/27(a)	50	49,519
3.95%, 02/15/27	191	185,559
4.15%, 10/16/28(a)	171	165,308
3.13%, 07/31/29	199	182,245
2.80%, 01/31/30(a)	149	133,085
5.35%, 01/31/33(a)	70	70,588
4.85%, 01/31/34(a)	150	145,665
5.95%, 02/01/41	53	54,527
4.45%, 02/15/43	142	121,857
4.85%, 03/15/44	121	108,975
4.90%, 05/15/46(a)	189	170,440
4.25%, 02/15/48	150	122,607
4.80%, 02/01/49(a)	171	151,663
4.20%, 01/31/50	192	153,956
3.70%, 01/31/51	75	55,290
3.20%, 02/15/52	121	80,402
3.30%, 02/15/53(a)	204	137,393
4.95%, 10/15/54	100	88,403
3.95%, 01/31/60(a)	100	73,038
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(c)	171	159,716
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	124,321
EOG Resources, Inc., 4.95%, 04/15/50(a)	87	79,764
EQT Corp.
3.90%, 10/01/27(a)	140	133,812
5.00%, 01/15/29	70	68,676
7.00%, 02/01/30(a)	79	83,837
5.75%, 02/01/34(a)	50	49,561
Equinor ASA
3.13%, 04/06/30(a)	171	155,944
2.38%, 05/22/30(a)	171	149,309
5.10%, 08/17/40	189	182,545
4.25%, 11/23/41	75	65,427
4.80%, 11/08/43(a)	200	185,239
3.25%, 11/18/49	130	90,953
3.70%, 04/06/50(a)	171	129,869
Exxon Mobil Corp.
3.04%, 03/01/26	108	104,457
2.28%, 08/16/26	87	82,275
3.29%, 03/19/27(a)	140	135,291
2.44%, 08/16/29	87	77,774
3.48%, 03/19/30(a)	189	176,206
2.61%, 10/15/30(a)	440	386,056
3.00%, 08/16/39(a)	87	66,079
4.23%, 03/19/40	206	181,053
4.11%, 03/01/46	171	141,273
3.10%, 08/16/49	257	174,066
4.33%, 03/19/50	283	238,325
3.45%, 04/15/51(a)	200	144,338
Hess Corp.
7.13%, 03/15/33(a)	171	191,939
5.60%, 02/15/41(a)	96	95,688
5.80%, 04/01/47	171	173,075
HF Sinclair Corp., 5.88%, 04/01/26(a)	87	87,185
Kinder Morgan Energy Partners LP
5.80%, 03/15/35(a)	171	171,750
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
6.50%, 02/01/37	$74	$ 77,511
6.95%, 01/15/38	214	232,149
6.38%, 03/01/41	87	88,505
5.00%, 08/15/42	75	65,667
5.00%, 03/01/43	87	76,041
5.50%, 03/01/44	130	120,087
5.40%, 09/01/44	87	79,660
Kinder Morgan, Inc.
4.30%, 03/01/28(a)	257	249,505
5.00%, 02/01/29(a)	80	79,111
2.00%, 02/15/31(a)	155	126,988
7.75%, 01/15/32(a)	171	192,986
4.80%, 02/01/33(a)	100	94,783
5.20%, 06/01/33(a)	260	252,285
5.40%, 02/01/34	100	98,465
5.30%, 12/01/34	87	84,324
5.55%, 06/01/45	214	199,605
5.20%, 03/01/48	64	56,745
3.60%, 02/15/51	71	48,456
5.45%, 08/01/52	100	91,993
Marathon Oil Corp.
5.30%, 04/01/29(a)	50	50,206
5.70%, 04/01/34(a)	50	50,906
6.60%, 10/01/37(a)	87	94,259
5.20%, 06/01/45	87	80,097
Marathon Petroleum Corp.
3.80%, 04/01/28	171	162,942
6.50%, 03/01/41	150	156,112
4.75%, 09/15/44(a)	87	74,177
4.50%, 04/01/48(a)	100	80,436
MPLX LP
1.75%, 03/01/26	125	117,464
4.13%, 03/01/27	171	166,044
4.00%, 03/15/28(a)	171	163,619
2.65%, 08/15/30(a)	153	131,845
4.95%, 09/01/32(a)	340	325,315
5.00%, 03/01/33(a)	55	52,546
5.50%, 06/01/34	75	73,860
4.50%, 04/15/38	300	261,588
5.20%, 12/01/47(a)	87	76,934
4.70%, 04/15/48	100	82,255
5.50%, 02/15/49	121	111,618
4.95%, 03/14/52(a)	149	126,305
5.65%, 03/01/53	25	23,521
4.90%, 04/15/58(a)	100	82,179
Occidental Petroleum Corp.
6.45%, 09/15/36	500	522,252
6.60%, 03/15/46(a)	300	312,970
ONEOK Partners LP, 6.13%, 02/01/41(a)	75	74,932
ONEOK, Inc.
5.85%, 01/15/26	171	171,869
5.55%, 11/01/26(a)	100	100,408
4.55%, 07/15/28	87	84,845
5.65%, 11/01/28(a)	100	101,503
4.35%, 03/15/29	171	164,745
3.10%, 03/15/30(a)	171	152,877
3.25%, 06/01/30	75	67,525
5.80%, 11/01/30(a)	75	76,770
6.10%, 11/15/32(a)	100	103,353
6.05%, 09/01/33(a)	400	411,834
4.25%, 09/15/46	87	68,131
4.95%, 07/13/47	171	146,040
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
4.20%, 10/03/47	$140	$ 107,414
5.20%, 07/15/48	87	76,951
3.95%, 03/01/50	79	57,319
4.50%, 03/15/50(a)	87	68,815
7.15%, 01/15/51(a)	50	54,912
6.63%, 09/01/53(a)	150	160,070
Ovintiv, Inc.
5.38%, 01/01/26	99	98,492
5.65%, 05/15/28(a)	60	60,682
8.13%, 09/15/30(a)	70	79,073
7.20%, 11/01/31	80	86,230
7.38%, 11/01/31	87	94,780
6.25%, 07/15/33(a)	40	41,231
6.50%, 08/15/34(a)	87	90,996
6.63%, 08/15/37(a)	50	52,052
7.10%, 07/15/53(a)	40	43,874
Phillips 66
2.15%, 12/15/30	171	142,836
4.65%, 11/15/34	233	216,791
5.88%, 05/01/42	74	74,569
4.88%, 11/15/44(a)	214	189,481
3.30%, 03/15/52(a)	68	44,457
Phillips 66 Co.
3.55%, 10/01/26	87	84,008
4.95%, 12/01/27(a)	45	44,875
3.15%, 12/15/29	65	58,815
5.25%, 06/15/31(a)	50	49,804
5.30%, 06/30/33	110	108,695
4.90%, 10/01/46	87	76,415
5.65%, 06/15/54	50	48,026
Pioneer Natural Resources Co.
5.10%, 03/29/26(a)	95	94,790
1.90%, 08/15/30	206	172,598
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26(a)	87	85,123
3.55%, 12/15/29	171	156,142
5.70%, 09/15/34	50	49,541
5.15%, 06/01/42	50	44,290
4.70%, 06/15/44(a)	130	107,011
4.90%, 02/15/45	100	84,765
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	171	171,685
5.00%, 03/15/27(a)	171	169,558
4.20%, 03/15/28	171	164,974
4.50%, 05/15/30	141	135,266
5.90%, 09/15/37	60	61,405
Shell International Finance BV
2.88%, 05/10/26	257	247,112
2.50%, 09/12/26	171	161,865
3.88%, 11/13/28	171	163,999
2.38%, 11/07/29	171	150,864
4.13%, 05/11/35	130	119,222
6.38%, 12/15/38	275	303,061
5.50%, 03/25/40(a)	75	75,369
2.88%, 11/26/41	87	62,001
4.55%, 08/12/43	121	107,834
4.38%, 05/11/45(a)	200	170,488
4.00%, 05/10/46(a)	514	413,400
3.75%, 09/12/46(a)	155	119,774
3.13%, 11/07/49(a)	162	109,915
3.25%, 04/06/50(a)	200	138,847
Spectra Energy Partners LP, 4.50%, 03/15/45	140	114,416

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.(a)
6.50%, 06/15/38	$257	$ 269,138
6.85%, 06/01/39	87	93,740
4.00%, 11/15/47	171	128,813
3.75%, 03/04/51	79	56,667
Targa Resources Corp.
5.20%, 07/01/27(a)	50	49,904
6.15%, 03/01/29(a)	135	139,348
4.20%, 02/01/33	81	72,833
6.13%, 03/15/33	50	51,349
6.50%, 03/30/34	250	264,733
4.95%, 04/15/52	73	62,209
6.25%, 07/01/52	50	50,446
6.50%, 02/15/53(a)	50	52,528
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27(a)	71	71,507
5.00%, 01/15/28	71	69,542
6.88%, 01/15/29(a)	71	72,808
5.50%, 03/01/30(a)	104	103,361
4.88%, 02/01/31(a)	104	99,242
4.00%, 01/15/32(a)	104	93,698
TC PipeLines LP, 3.90%, 05/25/27	78	74,720
TotalEnergies Capital International SA
3.46%, 07/12/49(a)	87	63,266
3.13%, 05/29/50(a)	171	115,299
3.39%, 06/29/60	171	113,789
TotalEnergies Capital SA
3.88%, 10/11/28(a)	300	287,936
5.15%, 04/05/34(a)	625	625,227
5.49%, 04/05/54	50	49,308
5.64%, 04/05/64(a)	50	49,510
TransCanada PipeLines Ltd.
4.88%, 01/15/26(a)	148	146,775
4.25%, 05/15/28(a)	630	609,181
4.10%, 04/15/30	257	242,483
2.50%, 10/12/31	87	72,879
4.63%, 03/01/34	130	121,842
5.60%, 03/31/34(a)	87	87,414
6.20%, 10/15/37(a)	70	72,289
4.75%, 05/15/38	64	58,531
7.25%, 08/15/38	87	97,928
7.63%, 01/15/39	87	101,480
5.00%, 10/16/43(a)	133	119,380
4.88%, 05/15/48(a)	130	114,172
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26(a)	87	89,506
4.00%, 03/15/28	130	124,609
4.45%, 08/01/42	87	75,695
3.95%, 05/15/50	87	65,896
Valero Energy Corp.
2.15%, 09/15/27(a)	191	174,093
4.35%, 06/01/28	131	126,766
6.63%, 06/15/37	75	79,948
4.90%, 03/15/45(a)	87	77,785
3.65%, 12/01/51(a)	175	120,728
4.00%, 06/01/52(a)	51	37,372
Valero Energy Partners LP, 4.50%, 03/15/28	87	84,784
Western Midstream Operating LP
6.15%, 04/01/33	200	205,021
5.45%, 04/01/44(a)	200	180,227
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.25%, 02/01/50	$100	$ 87,650
Williams Cos., Inc.
4.00%, 09/15/25	87	85,317
5.40%, 03/02/26(a)	55	54,947
3.75%, 06/15/27	130	124,774
5.30%, 08/15/28(a)	200	200,613
4.90%, 03/15/29(a)	50	49,321
3.50%, 11/15/30	200	181,281
2.60%, 03/15/31(a)	211	178,233
4.65%, 08/15/32(a)	250	237,461
5.65%, 03/15/33(a)	100	100,912
5.15%, 03/15/34(a)	50	48,781
6.30%, 04/15/40	87	90,134
5.40%, 03/04/44(a)	171	161,136
5.10%, 09/15/45	155	139,644
4.85%, 03/01/48	87	75,246
5.30%, 08/15/52	130	120,254
		45,608,405
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	92	112,065
International Paper Co.
4.80%, 06/15/44	77	66,593
4.40%, 08/15/47	237	188,523
4.35%, 08/15/48	100	81,006
Suzano Austria GmbH
6.00%, 01/15/29	200	199,840
3.75%, 01/15/31(a)	261	227,331
Suzano International Finance BV, 5.50%, 01/17/27	171	169,545
		1,044,903
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust(a)
Series 2016-2, Class AA, 3.20%, 12/15/29	57	52,599
Series 2019-1, Class AA, 3.15%, 08/15/33	134	119,331
Series 2021-1, Class A, 2.88%, 01/11/36	157	134,712
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33(a)	128	110,773
Southwest Airlines Co.
5.13%, 06/15/27(a)	213	211,903
2.63%, 02/10/30	191	165,397
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	57	53,054
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	187	161,461
Series 2020-1, Class A, 5.88%, 04/15/29	169	169,624
Series 2023-1, Class A, 4.30%, 02/15/27(a)	37	36,401
Series 2023-1, Class A, 5.80%, 07/15/37(a)	124	125,879
		1,341,134
Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	140	136,971
4.80%, 03/02/26	20	19,953
3.10%, 08/15/27(a)	115	109,485
4.60%, 03/01/28(a)	20	19,966
3.25%, 08/15/32(a)	65	58,183
4.60%, 03/01/33	20	19,618
3.70%, 08/01/47(a)	130	103,080
Estee Lauder Cos., Inc.
3.15%, 03/15/27	171	163,296
2.38%, 12/01/29(a)	69	60,502
2.60%, 04/15/30(a)	87	76,275
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (continued)
5.00%, 02/14/34(a)	$25	$ 24,545
4.15%, 03/15/47	87	70,806
3.13%, 12/01/49(a)	119	79,553
5.15%, 05/15/53(a)	100	93,999
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	276,727
3.38%, 03/24/29	265	246,052
3.63%, 03/24/32	338	302,788
Kenvue, Inc.
5.05%, 03/22/28	120	120,655
5.00%, 03/22/30(a)	90	90,295
4.90%, 03/22/33(a)	160	158,239
5.10%, 03/22/43(a)	70	67,578
5.05%, 03/22/53(a)	110	103,757
5.20%, 03/22/63(a)	255	240,708
Procter & Gamble Co.
0.55%, 10/29/25(a)	216	203,742
4.10%, 01/26/26(a)	150	148,127
1.00%, 04/23/26	98	91,517
2.85%, 08/11/27	87	82,213
4.35%, 01/29/29(a)	50	49,562
3.00%, 03/25/30	171	157,340
1.20%, 10/29/30(a)	275	223,963
1.95%, 04/23/31(a)	171	145,384
2.30%, 02/01/32(a)	100	85,929
4.55%, 01/29/34(a)	50	49,069
3.55%, 03/25/40	87	72,677
3.60%, 03/25/50	171	134,966
Unilever Capital Corp.
3.10%, 07/30/25(a)	250	244,752
2.00%, 07/28/26(a)	260	244,342
2.90%, 05/05/27(a)	260	246,485
4.88%, 09/08/28(a)	100	100,065
2.13%, 09/06/29	174	152,906
1.38%, 09/14/30(a)	100	81,485
1.75%, 08/12/31	174	141,380
5.00%, 12/08/33(a)	100	100,192
		5,399,127
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.20%, 05/14/26	245	236,572
2.95%, 11/21/26	341	325,057
4.80%, 03/15/27(a)	225	223,990
4.25%, 11/14/28(a)	427	416,780
4.80%, 03/15/29	225	224,130
3.20%, 11/21/29(a)	1,000	917,602
4.95%, 03/15/31	120	119,688
5.05%, 03/15/34	331	330,032
4.55%, 03/15/35	110	104,341
4.50%, 05/14/35	249	234,871
4.30%, 05/14/36	70	64,438
4.05%, 11/21/39	408	354,388
4.63%, 10/01/42(a)	200	180,546
4.40%, 11/06/42	240	210,440
5.35%, 03/15/44	70	69,191
4.85%, 06/15/44(a)	214	197,775
4.75%, 03/15/45	116	105,291
4.70%, 05/14/45	627	566,365
4.45%, 05/14/46	214	185,751
4.88%, 11/14/48(a)	171	157,094
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.25%, 11/21/49	$500	$ 416,677
5.40%, 03/15/54(a)	330	326,310
5.50%, 03/15/64	60	59,231
Astrazeneca Finance LLC
1.20%, 05/28/26	171	158,762
4.80%, 02/26/27(a)	100	99,424
4.88%, 03/03/28	100	99,858
1.75%, 05/28/28	149	132,170
4.85%, 02/26/29	350	349,299
4.90%, 03/03/30(a)	50	50,196
4.90%, 02/26/31	100	99,748
2.25%, 05/28/31	80	67,557
4.88%, 03/03/33(a)	100	99,059
5.00%, 02/26/34	100	99,446
AstraZeneca PLC
0.70%, 04/08/26	189	174,943
3.13%, 06/12/27	87	82,695
4.00%, 01/17/29(a)	257	247,719
1.38%, 08/06/30(a)	189	154,464
6.45%, 09/15/37(a)	275	306,320
4.38%, 11/16/45(a)	163	141,576
4.38%, 08/17/48(a)	155	133,388
Becton Dickinson & Co.
3.70%, 06/06/27	279	268,426
4.69%, 02/13/28(a)	95	93,642
5.08%, 06/07/29	50	49,955
2.82%, 05/20/30(a)	82	72,507
1.96%, 02/11/31(a)	185	151,495
4.30%, 08/22/32	80	74,977
4.69%, 12/15/44	107	94,271
4.67%, 06/06/47	87	75,832
3.79%, 05/20/50(a)	37	27,997
Bristol-Myers Squibb Co.
4.95%, 02/20/26(a)	75	74,753
3.20%, 06/15/26	449	432,868
4.90%, 02/22/27(a)	50	49,856
3.90%, 02/20/28	171	165,126
4.90%, 02/22/29(a)	70	69,862
3.40%, 07/26/29	149	138,844
1.45%, 11/13/30(a)	130	105,382
5.75%, 02/01/31(a)	100	103,823
5.10%, 02/22/31(a)	35	35,134
2.95%, 03/15/32(a)	130	112,490
5.90%, 11/15/33(a)	75	78,727
5.20%, 02/22/34(a)	205	204,582
4.13%, 06/15/39(a)	287	249,047
3.55%, 03/15/42(a)	75	58,317
5.50%, 02/22/44	30	29,656
4.63%, 05/15/44	250	222,328
5.00%, 08/15/45	170	157,713
4.35%, 11/15/47	140	116,628
4.55%, 02/20/48	135	115,685
4.25%, 10/26/49(a)	400	325,606
2.55%, 11/13/50(a)	100	58,510
3.70%, 03/15/52(a)	257	188,327
6.25%, 11/15/53(a)	65	69,813
5.55%, 02/22/54(a)	430	423,929
3.90%, 03/15/62(a)	71	51,073
6.40%, 11/15/63(a)	165	179,121
5.65%, 02/22/64(a)	150	146,529

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health, Inc.
3.75%, 09/15/25	$87	$ 85,224
5.13%, 02/15/29	25	24,941
4.60%, 03/15/43	50	42,475
4.90%, 09/15/45	200	174,965
4.37%, 06/15/47	87	70,077
Cencora, Inc.
3.45%, 12/15/27	130	123,050
2.80%, 05/15/30	71	62,622
2.70%, 03/15/31	87	74,271
4.25%, 03/01/45	87	73,036
Cigna Group
4.50%, 02/25/26(a)	57	56,135
1.25%, 03/15/26(a)	37	34,545
3.40%, 03/01/27	130	124,288
3.05%, 10/15/27	171	160,567
5.00%, 05/15/29(a)	50	49,795
2.40%, 03/15/30	149	128,914
2.38%, 03/15/31(a)	75	62,920
5.13%, 05/15/31(a)	50	49,642
5.40%, 03/15/33(a)	70	70,266
5.25%, 02/15/34(a)	350	345,165
4.80%, 08/15/38	171	157,122
3.20%, 03/15/40(a)	171	126,489
4.80%, 07/15/46	214	188,175
3.88%, 10/15/47(a)	130	98,075
4.90%, 12/15/48	257	225,880
3.40%, 03/15/50(a)	171	116,606
3.40%, 03/15/51	200	135,952
5.60%, 02/15/54(a)	50	48,005
CVS Health Corp.
3.88%, 07/20/25	163	160,044
5.00%, 02/20/26(a)	75	74,425
2.88%, 06/01/26	300	285,650
3.63%, 04/01/27(a)	62	59,472
1.30%, 08/21/27(a)	257	227,704
4.30%, 03/25/28	395	381,419
5.00%, 01/30/29(a)	100	98,974
5.40%, 06/01/29(a)	125	125,165
3.25%, 08/15/29	191	173,266
5.13%, 02/21/30	80	79,130
3.75%, 04/01/30	298	274,242
1.75%, 08/21/30(a)	353	286,949
5.25%, 01/30/31(a)	75	74,149
1.88%, 02/28/31	212	170,104
5.55%, 06/01/31(a)	125	125,110
2.13%, 09/15/31(a)	79	63,424
5.25%, 02/21/33(a)	80	78,118
5.30%, 06/01/33(a)	100	97,726
5.70%, 06/01/34(a)	125	124,663
4.88%, 07/20/35	171	159,764
4.78%, 03/25/38	627	559,796
4.13%, 04/01/40(a)	140	113,100
2.70%, 08/21/40(a)	122	81,058
5.30%, 12/05/43	200	182,062
6.00%, 06/01/44	125	122,491
5.13%, 07/20/45	369	324,743
5.05%, 03/25/48	800	689,286
4.25%, 04/01/50(a)	104	79,118
5.63%, 02/21/53(a)	80	74,265
5.88%, 06/01/53	100	95,826
6.05%, 06/01/54(a)	125	122,588
6.00%, 06/01/63(a)	100	95,751
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
4.50%, 02/09/27	$100	$ 99,132
3.10%, 05/15/27(a)	130	124,105
4.50%, 02/09/29(a)	100	99,157
3.38%, 03/15/29(a)	171	161,602
4.70%, 02/27/33(a)	50	49,138
4.70%, 02/09/34(a)	600	588,314
3.70%, 03/01/45(a)	171	136,825
4.88%, 02/27/53	45	42,168
5.00%, 02/09/54(a)	70	66,849
4.15%, 03/15/59(a)	200	162,762
2.50%, 09/15/60	104	58,293
4.95%, 02/27/63	100	92,953
5.10%, 02/09/64	100	95,510
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	171	160,069
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28(a)	171	165,086
5.38%, 04/15/34(a)	87	90,035
6.38%, 05/15/38	200	220,556
4.20%, 03/18/43	104	88,773
Johnson & Johnson
2.45%, 03/01/26	405	388,938
2.95%, 03/03/27(a)	250	238,889
2.90%, 01/15/28	171	161,615
4.80%, 06/01/29(a)	100	100,762
4.90%, 06/01/31(a)	100	100,982
4.38%, 12/05/33(a)	87	85,408
4.95%, 06/01/34(a)	100	101,164
3.55%, 03/01/36	330	288,898
3.63%, 03/03/37	87	75,930
5.95%, 08/15/37(a)	200	217,731
4.50%, 09/01/40	159	149,779
4.50%, 12/05/43(a)	130	121,306
3.70%, 03/01/46	87	69,964
3.50%, 01/15/48	214	163,804
5.25%, 06/01/54(a)	65	65,277
2.45%, 09/01/60(a)	107	60,445
McKesson Corp., 1.30%, 08/15/26	155	142,996
Mead Johnson Nutrition Co.
4.13%, 11/15/25	171	168,039
4.60%, 06/01/44	87	75,283
Merck & Co., Inc.
1.70%, 06/10/27(a)	160	146,828
4.05%, 05/17/28(a)	45	44,054
1.90%, 12/10/28(a)	165	146,714
3.40%, 03/07/29(a)	1,000	943,913
4.30%, 05/17/30(a)	80	77,989
1.45%, 06/24/30(a)	257	212,630
4.50%, 05/17/33(a)	45	43,449
6.55%, 09/15/37(a)	300	337,983
3.90%, 03/07/39	87	75,066
4.15%, 05/18/43	130	110,788
4.90%, 05/17/44	60	56,643
3.70%, 02/10/45	160	125,583
4.00%, 03/07/49	171	138,235
2.45%, 06/24/50(a)	171	101,563
2.75%, 12/10/51(a)	200	125,037
5.00%, 05/17/53(a)	45	42,315
2.90%, 12/10/61	71	42,534
5.15%, 05/17/63	135	128,233
Merck Sharp & Dohme Corp., 5.75%, 11/15/36(a)	130	138,289
Mylan, Inc.(a)
4.55%, 04/15/28	140	134,865
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc.(a) (continued)
5.40%, 11/29/43	$87	$ 75,126
5.20%, 04/15/48	96	77,891
Novartis Capital Corp.
3.00%, 11/20/25	189	183,840
2.00%, 02/14/27	87	81,021
3.10%, 05/17/27	427	407,674
2.20%, 08/14/30	171	148,128
4.40%, 05/06/44	214	190,773
4.00%, 11/20/45(a)	130	108,585
2.75%, 08/14/50	90	58,467
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	340	335,657
4.45%, 05/19/28(a)	340	334,047
4.75%, 05/19/33(a)	355	345,883
5.11%, 05/19/43(a)	300	285,236
5.30%, 05/19/53	780	752,324
5.34%, 05/19/63	300	283,172
Pfizer, Inc.
2.75%, 06/03/26	60	57,376
3.00%, 12/15/26	130	124,056
3.60%, 09/15/28(a)	341	326,271
3.45%, 03/15/29(a)	640	605,415
2.63%, 04/01/30	171	151,697
1.70%, 05/28/30(a)	142	119,524
1.75%, 08/18/31(a)	171	138,859
4.00%, 12/15/36(a)	87	78,076
4.10%, 09/15/38(a)	171	150,538
3.90%, 03/15/39(a)	87	74,376
7.20%, 03/15/39(a)	84	99,102
2.55%, 05/28/40	86	59,865
5.60%, 09/15/40(a)	200	202,475
4.30%, 06/15/43	87	75,129
4.40%, 05/15/44(a)	87	77,258
4.13%, 12/15/46(a)	257	212,690
4.20%, 09/15/48(a)	87	72,417
4.00%, 03/15/49(a)	171	137,823
2.70%, 05/28/50(a)	240	154,158
Sanofi SA, 3.63%, 06/19/28(a)	341	326,532
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	324	310,724
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28(a)	200	198,504
2.05%, 03/31/30	400	337,567
3.03%, 07/09/40	200	144,839
3.18%, 07/09/50(a)	200	132,538
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	84,355
5.25%, 06/15/46(a)	87	71,566
Viatris, Inc.(a)
2.30%, 06/22/27	171	156,115
3.85%, 06/22/40	171	124,864
4.00%, 06/22/50	200	134,596
Wyeth LLC
6.50%, 02/01/34	87	95,589
5.95%, 04/01/37	87	91,658
Zoetis, Inc.
3.90%, 08/20/28	171	163,237
2.00%, 05/15/30	71	59,800
4.70%, 02/01/43	71	63,224
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95%, 09/12/47	$87	$ 67,817
4.45%, 08/20/48	87	74,066
3.00%, 05/15/50(a)	71	46,266
		39,684,833
Professional Services — 0.0%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26(a)	69	66,308
2.90%, 12/01/29(a)	87	77,528
2.60%, 05/01/31	79	66,617
Concentrix Corp.
6.65%, 08/02/26	50	50,518
6.60%, 08/02/28(a)	50	50,611
6.85%, 08/02/33(a)	50	49,481
Jacobs Engineering Group, Inc.(a)
6.35%, 08/18/28	100	103,153
5.90%, 03/01/33	75	74,961
Thomson Reuters Corp.
3.35%, 05/15/26	74	71,350
5.65%, 11/23/43(a)	171	167,454
		777,981
Real Estate Management & Development(a) — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	87	85,936
2.50%, 04/01/31	107	88,886
5.95%, 08/15/34	25	25,309
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,315
Store Capital LLC, 2.70%, 12/01/31	87	69,672
		296,118
Residential REITs — 0.0%
AvalonBay Communities, Inc.
3.20%, 01/15/28(a)	191	179,517
1.90%, 12/01/28	104	91,497
3.30%, 06/01/29(a)	64	59,042
2.05%, 01/15/32(a)	130	106,371
5.30%, 12/07/33(a)	25	24,835
3.90%, 10/15/46	87	67,946
Camden Property Trust
5.85%, 11/03/26(a)	25	25,357
2.80%, 05/15/30(a)	257	227,772
4.90%, 01/15/34	25	23,919
UDR, Inc.
4.40%, 01/26/29(a)	171	164,846
3.20%, 01/15/30	87	78,611
3.00%, 08/15/31(a)	87	75,196
1.90%, 03/15/33	87	65,709
		1,190,618
Retail REITs — 0.1%
NNN REIT, Inc.
5.60%, 10/15/33(a)	50	49,749
5.50%, 06/15/34	50	49,532
3.10%, 04/15/50	171	108,520
3.00%, 04/15/52(a)	82	51,052
Realty Income Corp.
0.75%, 03/15/26	100	92,382
4.13%, 10/15/26	171	166,634
3.00%, 01/15/27	171	161,983
3.95%, 08/15/27	87	83,887
3.40%, 01/15/28	87	82,005

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail REITs (continued)
Realty Income Corp. (continued)
4.70%, 12/15/28	$40	$ 39,270
4.75%, 02/15/29(a)	50	49,138
3.25%, 06/15/29(a)	48	44,156
4.00%, 07/15/29(a)	75	71,007
3.10%, 12/15/29	87	78,142
3.40%, 01/15/30	87	79,225
3.25%, 01/15/31(a)	116	102,613
5.63%, 10/13/32(a)	90	91,128
1.80%, 03/15/33(a)	72	54,110
4.90%, 07/15/33	60	57,355
5.13%, 02/15/34(a)	50	48,534
4.65%, 03/15/47	100	86,137
SITE Centers Corp., 4.25%, 02/01/26(a)	87	86,038
		1,732,597
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.(a)
3.92%, 06/01/32	75	69,590
4.39%, 06/01/52	85	71,867
Analog Devices, Inc.
3.50%, 12/05/26	130	125,413
1.70%, 10/01/28(a)	30	26,427
2.10%, 10/01/31	75	62,086
5.05%, 04/01/34(a)	50	49,798
2.80%, 10/01/41(a)	149	104,989
2.95%, 10/01/51(a)	65	42,544
5.30%, 04/01/54(a)	50	48,812
Applied Materials, Inc.
3.90%, 10/01/25(a)	57	56,188
3.30%, 04/01/27	171	164,200
4.80%, 06/15/29	35	34,949
1.75%, 06/01/30	72	60,633
5.85%, 06/15/41(a)	75	79,324
4.35%, 04/01/47	130	113,535
2.75%, 06/01/50(a)	87	57,024
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	261,239
3.50%, 01/15/28	87	82,315
Broadcom, Inc.
3.15%, 11/15/25	62	60,073
3.46%, 09/15/26(a)	341	328,241
1.95%, 02/15/28(b)	67	59,976
4.00%, 04/15/29(b)	95	90,510
4.15%, 11/15/30	125	118,056
2.45%, 02/15/31(b)	300	252,633
4.15%, 04/15/32(b)	108	99,644
4.30%, 11/15/32	206	192,542
2.60%, 02/15/33(b)	275	222,862
3.42%, 04/15/33(a)(b)	202	174,154
3.47%, 04/15/34(b)	469	399,820
3.14%, 11/15/35(b)	257	205,802
3.19%, 11/15/36(b)	200	158,273
4.93%, 05/15/37(b)	377	354,574
3.50%, 02/15/41(a)(b)	179	137,213
3.75%, 02/15/51(b)	225	167,557
Intel Corp.
3.70%, 07/29/25	171	168,058
4.88%, 02/10/26	110	109,343
3.75%, 03/25/27(a)	140	135,449
3.75%, 08/05/27	100	96,430
4.88%, 02/10/28(a)	115	114,574
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
1.60%, 08/12/28	$63	$ 55,144
4.00%, 08/05/29	100	95,463
2.45%, 11/15/29	171	150,349
5.13%, 02/10/30(a)	110	110,460
3.90%, 03/25/30(a)	300	281,975
5.00%, 02/21/31(a)	45	44,730
2.00%, 08/12/31(a)	87	70,800
4.15%, 08/05/32(a)	200	187,304
5.20%, 02/10/33(a)	160	159,750
5.15%, 02/21/34(a)	60	59,251
2.80%, 08/12/41	63	43,587
5.63%, 02/10/43	45	44,570
4.10%, 05/19/46(a)	427	340,692
4.10%, 05/11/47	87	68,966
3.73%, 12/08/47	240	176,389
3.25%, 11/15/49	300	201,211
4.75%, 03/25/50(a)	200	172,145
3.05%, 08/12/51(a)	320	202,981
4.90%, 08/05/52	300	264,431
5.70%, 02/10/53(a)	130	127,773
5.60%, 02/21/54(a)	30	29,068
3.10%, 02/15/60(a)	87	52,634
4.95%, 03/25/60(a)	121	105,820
3.20%, 08/12/61(a)	63	38,852
5.05%, 08/05/62	100	88,275
5.90%, 02/10/63(a)	110	109,768
KLA Corp.
4.10%, 03/15/29	87	84,496
4.65%, 07/15/32(a)	50	48,810
4.70%, 02/01/34(a)	50	48,596
3.30%, 03/01/50(a)	184	129,543
4.95%, 07/15/52(a)	90	83,623
5.25%, 07/15/62(a)	75	71,619
Lam Research Corp.
1.90%, 06/15/30	141	119,077
4.88%, 03/15/49(a)	171	156,350
2.88%, 06/15/50	76	49,342
Marvell Technology, Inc.
1.65%, 04/15/26	154	144,143
2.45%, 04/15/28	171	154,326
2.95%, 04/15/31	82	70,730
Microchip Technology, Inc.
4.25%, 09/01/25(a)	171	168,344
5.05%, 03/15/29	50	49,599
Micron Technology, Inc.
4.98%, 02/06/26	87	86,289
5.38%, 04/15/28	60	60,255
5.33%, 02/06/29	87	87,410
6.75%, 11/01/29	150	159,543
4.66%, 02/15/30	130	125,995
5.30%, 01/15/31	40	39,910
5.88%, 02/09/33	50	51,078
5.88%, 09/15/33(a)	60	61,399
3.37%, 11/01/41	87	63,649
3.48%, 11/01/51(a)	87	59,720
NVIDIA Corp.
3.20%, 09/16/26	171	165,307
1.55%, 06/15/28	125	111,408
2.85%, 04/01/30(a)	114	103,374
2.00%, 06/15/31(a)	121	101,679
3.50%, 04/01/40	122	101,025
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (continued)
3.50%, 04/01/50	$257	$ 197,286
3.70%, 04/01/60	52	39,323
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26(a)	81	78,755
4.40%, 06/01/27	90	88,019
4.30%, 06/18/29(a)	171	164,268
3.40%, 05/01/30	80	72,304
2.50%, 05/11/31(a)	149	124,622
2.65%, 02/15/32	67	55,703
5.00%, 01/15/33(a)	112	109,267
3.25%, 05/11/41(a)	87	63,523
3.13%, 02/15/42	87	61,014
3.25%, 11/30/51(a)	75	49,212
Qorvo, Inc., 4.38%, 10/15/29(a)	96	90,669
QUALCOMM, Inc.
3.25%, 05/20/27	87	83,080
1.30%, 05/20/28	184	161,319
2.15%, 05/20/30(a)	105	90,898
1.65%, 05/20/32	142	111,847
4.25%, 05/20/32(a)	52	49,691
5.40%, 05/20/33(a)	100	103,624
4.65%, 05/20/35	87	84,646
4.80%, 05/20/45(a)	130	120,277
4.30%, 05/20/47	107	91,324
3.25%, 05/20/50	140	98,902
4.50%, 05/20/52(a)	133	114,810
6.00%, 05/20/53(a)	100	107,881
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	53,937
3.00%, 06/01/31	67	56,771
Texas Instruments, Inc.
1.13%, 09/15/26	85	78,187
4.60%, 02/08/27	25	24,836
4.60%, 02/15/28	35	34,707
4.60%, 02/08/29(a)	25	24,858
2.25%, 09/04/29	118	104,360
1.90%, 09/15/31	98	80,979
3.65%, 08/16/32(a)	50	45,811
4.90%, 03/14/33	30	29,933
4.85%, 02/08/34(a)	25	24,775
3.88%, 03/15/39(a)	171	149,248
4.15%, 05/15/48(a)	171	141,789
4.10%, 08/16/52	25	20,429
5.00%, 03/14/53	30	28,144
5.15%, 02/08/54	25	23,926
5.05%, 05/18/63	170	157,986
TSMC Arizona Corp.
2.50%, 10/25/31	390	330,482
4.50%, 04/22/52(a)	200	185,062
Xilinx, Inc., 2.38%, 06/01/30	240	207,738
		15,411,966
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	219	204,256
4.85%, 04/04/27(a)	35	35,008
4.80%, 04/04/29(a)	50	50,053
2.30%, 02/01/30(a)	206	180,487
4.95%, 04/04/34(a)	50	49,777
Atlassian Corp.
5.25%, 05/15/29	25	25,001
Security	Par (000)	Value
Software (continued)
Atlassian Corp. (continued)
5.50%, 05/15/34	$25	$ 24,771
Autodesk, Inc.(a)
2.85%, 01/15/30	74	65,952
2.40%, 12/15/31	133	110,394
Fiserv, Inc.
3.20%, 07/01/26	222	213,036
5.15%, 03/15/27(a)	50	50,026
2.25%, 06/01/27(a)	307	283,277
5.45%, 03/02/28(a)	60	60,538
5.38%, 08/21/28(a)	50	50,359
4.20%, 10/01/28	171	164,319
3.50%, 07/01/29	281	259,793
2.65%, 06/01/30(a)	164	142,668
5.35%, 03/15/31(a)	50	49,971
5.60%, 03/02/33(a)	40	40,329
5.63%, 08/21/33	50	50,421
5.45%, 03/15/34(a)	50	49,687
4.40%, 07/01/49	303	245,898
Intuit, Inc.
0.95%, 07/15/25	130	124,226
5.25%, 09/15/26	55	55,216
1.35%, 07/15/27	142	127,990
5.13%, 09/15/28(a)	75	75,692
1.65%, 07/15/30	169	140,283
5.20%, 09/15/33	75	75,314
5.50%, 09/15/53(a)	100	100,474
Microsoft Corp.
3.13%, 11/03/25(a)	300	292,561
2.40%, 08/08/26	382	363,450
3.30%, 02/06/27(a)	766	738,884
3.40%, 06/15/27(a)	171	164,570
1.35%, 09/15/30(a)	69	57,134
3.50%, 02/12/35(a)	200	181,166
3.45%, 08/08/36	104	90,660
3.70%, 08/08/46	171	140,234
2.53%, 06/01/50(a)	600	378,851
2.50%, 09/15/50(a)	140	88,135
2.92%, 03/17/52	550	373,365
4.50%, 02/06/57(a)	341	312,664
2.68%, 06/01/60(a)	792	483,471
3.04%, 03/17/62	292	193,188
Oracle Corp.
5.80%, 11/10/25(a)	40	40,190
1.65%, 03/25/26	154	144,352
2.65%, 07/15/26(a)	1,130	1,070,916
2.80%, 04/01/27(a)	257	241,285
3.25%, 11/15/27(a)	130	122,557
2.30%, 03/25/28(a)	237	214,273
4.50%, 05/06/28(a)	65	63,831
6.15%, 11/09/29(a)	70	73,214
2.95%, 04/01/30(a)	500	444,673
4.65%, 05/06/30	65	63,692
3.25%, 05/15/30(a)	163	147,831
2.88%, 03/25/31	267	230,548
6.25%, 11/09/32(a)	200	211,682
4.90%, 02/06/33(a)	100	97,003
4.30%, 07/08/34	384	349,711
3.90%, 05/15/35	87	75,424
3.85%, 07/15/36	130	109,588
3.80%, 11/15/37	130	107,092
6.50%, 04/15/38	200	214,289

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.13%, 07/08/39	$87	$ 90,150
3.60%, 04/01/40	316	242,882
5.38%, 07/15/40(a)	271	257,695
3.65%, 03/25/41	285	218,032
4.50%, 07/08/44(a)	87	72,474
4.13%, 05/15/45	100	78,299
4.00%, 07/15/46(a)	384	292,843
4.00%, 11/15/47(a)	257	194,569
3.60%, 04/01/50(a)	400	279,950
3.95%, 03/25/51	346	255,824
6.90%, 11/09/52(a)	250	279,826
5.55%, 02/06/53(a)	140	132,462
4.38%, 05/15/55(a)	214	167,025
3.85%, 04/01/60	359	246,711
4.10%, 03/25/61	200	143,248
Roper Technologies, Inc.
1.00%, 09/15/25	108	102,310
3.80%, 12/15/26	87	84,095
1.40%, 09/15/27	65	57,872
2.95%, 09/15/29	76	68,352
2.00%, 06/30/30(a)	67	55,973
1.75%, 02/15/31(a)	86	69,230
Salesforce, Inc.
3.70%, 04/11/28	341	328,716
1.50%, 07/15/28	60	52,741
1.95%, 07/15/31	81	66,470
2.70%, 07/15/41	156	109,181
2.90%, 07/15/51(a)	237	152,934
3.05%, 07/15/61	50	30,891
ServiceNow, Inc., 1.40%, 09/01/30(a)	140	113,662
VMware, Inc.
1.40%, 08/15/26	341	313,985
4.70%, 05/15/30(a)	141	136,405
2.20%, 08/15/31	200	162,509
Workday, Inc.
3.50%, 04/01/27	81	77,485
3.70%, 04/01/29	61	57,222
3.80%, 04/01/32	89	79,970
		16,057,693
Specialized REITs — 0.2%
American Tower Corp.
4.40%, 02/15/26	30	29,462
1.60%, 04/15/26	89	83,079
1.45%, 09/15/26	64	58,726
3.38%, 10/15/26(a)	87	83,089
2.75%, 01/15/27(a)	76	71,303
3.65%, 03/15/27	69	66,080
5.50%, 03/15/28(a)	70	70,413
5.25%, 07/15/28(a)	40	39,915
5.80%, 11/15/28	85	86,648
5.20%, 02/15/29	25	24,914
3.95%, 03/15/29	87	82,088
3.80%, 08/15/29(a)	87	80,865
2.10%, 06/15/30(a)	141	118,139
2.70%, 04/15/31	104	87,956
2.30%, 09/15/31	124	101,167
4.05%, 03/15/32	79	72,225
5.65%, 03/15/33(a)	70	70,444
5.55%, 07/15/33(a)	40	39,956
5.90%, 11/15/33(a)	100	102,397
5.45%, 02/15/34(a)	25	24,782
Security	Par (000)	Value
Specialized REITs (continued)
American Tower Corp. (continued)
3.70%, 10/15/49(a)	$75	$ 54,392
2.95%, 01/15/51(a)	200	125,076
Crown Castle, Inc.
3.70%, 06/15/26	71	68,613
1.05%, 07/15/26(a)	341	312,120
4.00%, 03/01/27	171	165,164
2.90%, 03/15/27	70	65,699
5.00%, 01/11/28(a)	65	64,203
3.80%, 02/15/28(a)	341	323,073
4.80%, 09/01/28(a)	50	48,944
5.60%, 06/01/29(a)	75	75,640
2.25%, 01/15/31(a)	171	140,633
5.10%, 05/01/33	55	53,052
5.80%, 03/01/34(a)	65	65,659
2.90%, 04/01/41(a)	141	97,577
4.00%, 11/15/49(a)	102	77,692
4.15%, 07/01/50	150	116,487
CubeSmart LP(a)
3.00%, 02/15/30	100	88,529
2.00%, 02/15/31	87	70,339
EPR Properties
4.75%, 12/15/26	75	72,479
4.50%, 06/01/27(a)	75	71,742
4.95%, 04/15/28	75	71,793
3.75%, 08/15/29(a)	75	66,871
Equinix, Inc.
1.25%, 07/15/25(a)	82	78,349
1.00%, 09/15/25(a)	171	161,880
1.45%, 05/15/26	70	64,987
2.90%, 11/18/26	71	67,063
1.55%, 03/15/28	144	125,925
2.00%, 05/15/28	67	59,332
3.20%, 11/18/29(a)	81	72,982
2.15%, 07/15/30	87	72,943
2.50%, 05/15/31	152	127,334
3.00%, 07/15/50	71	44,902
3.40%, 02/15/52	140	95,936
Public Storage Operating Co.
1.50%, 11/09/26(a)	138	127,057
1.85%, 05/01/28	207	184,123
1.95%, 11/09/28	133	117,204
5.13%, 01/15/29(a)	30	30,255
2.25%, 11/09/31(a)	87	71,821
5.35%, 08/01/53(a)	125	120,564
Weyerhaeuser Co.
4.75%, 05/15/26(a)	60	59,309
4.00%, 11/15/29(a)	171	160,797
7.38%, 03/15/32(a)	80	89,429
3.38%, 03/09/33	90	77,090
4.00%, 03/09/52	55	41,485
		5,740,192
Specialty Retail — 0.1%
AutoNation, Inc.
1.95%, 08/01/28	74	64,165
2.40%, 08/01/31	78	62,763
3.85%, 03/01/32(a)	80	71,051
AutoZone, Inc.
5.05%, 07/15/26(a)	25	24,905
4.50%, 02/01/28	145	141,789
6.25%, 11/01/28(a)	25	26,066
3.75%, 04/18/29	171	160,887
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
5.10%, 07/15/29	$50	$ 49,793
4.75%, 08/01/32(a)	100	96,004
4.75%, 02/01/33(a)	150	143,228
5.20%, 08/01/33(a)	25	24,607
6.55%, 11/01/33(a)	25	26,841
5.40%, 07/15/34	50	49,448
Best Buy Co., Inc., 1.95%, 10/01/30(a)	214	177,366
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52(a)	70	49,371
O’Reilly Automotive, Inc.
5.75%, 11/20/26	35	35,325
4.35%, 06/01/28	171	166,341
3.90%, 06/01/29(a)	171	161,801
1.75%, 03/15/31	78	62,850
4.70%, 06/15/32	100	96,513
Ross Stores, Inc., 1.88%, 04/15/31	171	140,074
Tractor Supply Co.
1.75%, 11/01/30	69	56,104
5.25%, 05/15/33(a)	20	19,825
		1,907,117
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
0.55%, 08/20/25(a)	477	453,028
0.70%, 02/08/26(a)	87	81,246
3.25%, 02/23/26(a)	326	316,860
2.45%, 08/04/26	241	228,935
2.05%, 09/11/26	206	193,659
3.35%, 02/09/27(a)	341	328,727
3.20%, 05/11/27(a)	257	246,274
2.90%, 09/12/27	171	161,500
3.00%, 11/13/27(a)	171	162,014
1.20%, 02/08/28	450	397,930
4.00%, 05/10/28(a)	1,080	1,057,566
1.40%, 08/05/28(a)	470	413,712
3.25%, 08/08/29(a)	200	187,265
2.20%, 09/11/29(a)	212	188,110
4.15%, 05/10/30(a)	80	78,516
1.65%, 05/11/30	240	202,246
1.65%, 02/08/31	427	353,098
1.70%, 08/05/31(a)	70	57,269
3.35%, 08/08/32(a)	200	181,435
4.30%, 05/10/33(a)	580	571,722
4.50%, 02/23/36(a)	87	84,914
3.85%, 05/04/43	300	251,093
4.45%, 05/06/44(a)	87	80,419
3.45%, 02/09/45	231	178,995
4.38%, 05/13/45	87	77,532
4.65%, 02/23/46	338	311,514
3.85%, 08/04/46	130	106,018
4.25%, 02/09/47	87	75,855
3.75%, 09/12/47(a)	300	239,379
3.75%, 11/13/47	214	170,692
2.95%, 09/11/49(a)	214	146,393
2.65%, 05/11/50(a)	206	131,472
2.40%, 08/20/50(a)	177	107,218
2.65%, 02/08/51	214	135,312
2.70%, 08/05/51	200	127,022
3.95%, 08/08/52(a)	150	121,853
4.85%, 05/10/53(a)	80	77,367
2.55%, 08/20/60(a)	171	104,203
2.80%, 02/08/61	127	77,904
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.85%, 08/05/61(a)	$70	$ 43,056
4.10%, 08/08/62	150	121,347
Dell International LLC/EMC Corp.
5.85%, 07/15/25(a)	104	104,252
4.90%, 10/01/26(a)	171	169,327
5.25%, 02/01/28(a)	200	201,324
5.30%, 10/01/29	214	215,207
5.75%, 02/01/33(a)	60	61,687
5.40%, 04/15/34	50	49,474
8.10%, 07/15/36(a)	69	82,288
3.38%, 12/15/41	171	125,085
8.35%, 07/15/46(a)	126	159,337
3.45%, 12/15/51	32	21,679
Dell, Inc.(a)
7.10%, 04/15/28	71	75,790
6.50%, 04/15/38	71	74,741
Fortinet, Inc.
1.00%, 03/15/26	132	122,532
2.20%, 03/15/31(a)	152	125,173
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(a)	214	212,250
1.75%, 04/01/26	171	160,433
5.25%, 07/01/28(a)	20	20,118
6.20%, 10/15/35(a)	87	91,587
6.35%, 10/15/45(a)	130	136,564
HP, Inc.
4.75%, 01/15/28(a)	50	49,468
4.00%, 04/15/29	90	85,735
2.65%, 06/17/31(a)	171	144,925
5.50%, 01/15/33(a)	150	151,002
6.00%, 09/15/41(a)	112	114,439
Western Digital Corp.
2.85%, 02/01/29	74	64,219
3.10%, 02/01/32	80	65,043
		11,514,349
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(a)	341	322,895
2.85%, 03/27/30	171	153,960
3.25%, 03/27/40(a)	171	133,030
3.88%, 11/01/45	87	69,585
3.38%, 11/01/46(a)	257	189,099
Tapestry, Inc.
7.05%, 11/27/25	35	35,582
7.00%, 11/27/26	125	128,467
7.35%, 11/27/28	75	77,841
7.70%, 11/27/30(a)	50	52,245
7.85%, 11/27/33(a)	150	157,990
VF Corp., 2.95%, 04/23/30(a)	87	72,215
		1,392,909
Tobacco — 0.3%
Altria Group, Inc.
2.63%, 09/16/26(a)	341	321,385
6.20%, 11/01/28(a)	25	25,924
4.80%, 02/14/29(a)	95	93,434
3.40%, 05/06/30(a)	76	68,761
2.45%, 02/04/32(a)	208	168,184
5.80%, 02/14/39(a)	257	257,143
3.40%, 02/04/41	171	123,332
4.25%, 08/09/42	100	79,567

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
4.50%, 05/02/43(a)	$71	$ 58,120
5.38%, 01/31/44(a)	226	211,727
3.88%, 09/16/46(a)	100	72,024
5.95%, 02/14/49(a)	100	98,049
4.45%, 05/06/50	114	87,545
3.70%, 02/04/51(a)	155	104,763
4.00%, 02/04/61(a)	121	83,844
BAT Capital Corp.
3.22%, 09/06/26	171	163,201
4.70%, 04/02/27	87	85,644
3.56%, 08/15/27(a)	113	107,334
2.26%, 03/25/28	104	93,181
3.46%, 09/06/29	87	79,258
4.91%, 04/02/30(a)	104	101,365
6.34%, 08/02/30(a)	100	104,253
5.83%, 02/20/31(a)	25	25,352
2.73%, 03/25/31	100	84,331
4.74%, 03/16/32	96	91,095
7.75%, 10/19/32	40	44,979
6.42%, 08/02/33(a)	90	94,097
6.00%, 02/20/34(a)	200	202,329
4.39%, 08/15/37	384	324,027
7.08%, 08/02/43(a)	50	52,688
4.54%, 08/15/47(a)	154	118,577
4.76%, 09/06/49(a)	100	78,679
5.28%, 04/02/50	87	73,352
5.65%, 03/16/52	96	85,710
7.08%, 08/02/53(a)	75	79,752
BAT International Finance PLC(a)
1.67%, 03/25/26	87	81,502
4.45%, 03/16/28	96	92,940
5.93%, 02/02/29	200	204,676
Philip Morris International, Inc.
3.38%, 08/11/25	130	127,053
5.00%, 11/17/25(a)	200	198,992
4.88%, 02/13/26(a)	100	99,212
2.75%, 02/25/26	73	69,941
4.75%, 02/12/27(a)	75	74,391
3.13%, 08/17/27(a)	171	161,594
5.13%, 11/17/27	200	199,954
4.88%, 02/15/28(a)	100	99,128
5.25%, 09/07/28(a)	25	25,199
4.88%, 02/13/29(a)	75	74,164
5.63%, 11/17/29	155	158,311
5.13%, 02/15/30(a)	100	99,640
5.50%, 09/07/30(a)	25	25,333
1.75%, 11/01/30(a)	41	33,383
5.13%, 02/13/31	75	74,204
5.75%, 11/17/32	170	173,559
5.38%, 02/15/33(a)	300	297,877
5.63%, 09/07/33	25	25,216
5.25%, 02/13/34(a)	275	269,794
6.38%, 05/16/38	220	236,323
4.38%, 11/15/41	150	126,161
4.50%, 03/20/42	150	128,177
3.88%, 08/21/42(a)	62	48,247
4.13%, 03/04/43(a)	79	63,362
4.88%, 11/15/43	237	208,995
4.25%, 11/10/44(a)	65	52,568
Security	Par (000)	Value
Tobacco (continued)
Reynolds American, Inc.
5.70%, 08/15/35(a)	$82	$ 80,070
6.15%, 09/15/43	53	51,013
5.85%, 08/15/45(a)	200	184,466
		7,788,451
Water Utilities — 0.0%
American Water Capital Corp.
2.95%, 09/01/27(a)	87	81,473
3.75%, 09/01/28(a)	257	244,780
3.45%, 06/01/29(a)	87	80,949
2.30%, 06/01/31	155	128,220
4.45%, 06/01/32(a)	90	85,647
5.15%, 03/01/34(a)	50	49,561
4.30%, 09/01/45(a)	87	73,727
3.75%, 09/01/47	87	65,809
4.15%, 06/01/49(a)	87	69,880
3.25%, 06/01/51(a)	155	105,420
5.45%, 03/01/54	50	48,210
Essential Utilities, Inc.
2.40%, 05/01/31	171	140,848
5.38%, 01/15/34(a)	25	24,554
3.35%, 04/15/50	171	114,930
5.30%, 05/01/52	61	55,621
		1,369,629
Total Corporate Bonds — 24.6% (Cost: $763,035,121)		690,529,360
Foreign Agency Obligations
Canada — 0.3%
Canada Government International Bond, 3.75%, 04/26/28(a)	300	291,512
Export Development Canada, 3.38%, 08/26/25	700	686,450
Province of Alberta Canada(a)
3.30%, 03/15/28	341	324,573
1.30%, 07/22/30	341	281,295
Province of British Columbia Canada
2.25%, 06/02/26	171	162,611
0.90%, 07/20/26(a)	341	314,699
4.20%, 07/06/33(a)	400	383,331
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28(a)	341	299,409
Province of New Brunswick Canada, 3.63%, 02/24/28	171	163,803
Province of Ontario Canada
0.63%, 01/21/26	171	159,746
3.10%, 05/19/27(a)	400	382,506
1.05%, 05/21/27	171	154,180
4.20%, 01/18/29	500	491,207
2.00%, 10/02/29	171	150,296
1.13%, 10/07/30	341	276,165
1.60%, 02/25/31(a)	341	281,574
Province of Quebec Canada
0.60%, 07/23/25	341	324,933
2.50%, 04/20/26	469	449,129
2.75%, 04/12/27(a)	341	323,529
3.63%, 04/13/28(a)	500	481,794
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada (continued)
1.35%, 05/28/30(a)	$341	$ 283,211
Series PD, 7.50%, 09/15/29	500	564,180
		7,230,133
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	300	282,094
4.85%, 01/22/29	200	197,500
2.45%, 01/31/31(a)	417	355,701
2.55%, 07/27/33	390	316,290
3.50%, 01/31/34	200	173,600
3.10%, 05/07/41	200	146,444
4.34%, 03/07/42	200	172,646
4.00%, 01/31/52(a)	290	224,206
5.33%, 01/05/54	287	271,455
3.10%, 01/22/61	318	196,862
		2,336,798
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	160,832
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41(a)	134	153,053
Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27	200	193,938
4.10%, 04/24/28	522	501,261
2.85%, 02/14/30(a)	490	433,629
2.15%, 07/28/31(a)	400	329,125
4.65%, 09/20/32	200	192,688
4.35%, 01/11/48(a)	284	242,732
5.35%, 02/11/49	200	197,937
4.20%, 10/15/50(a)	322	265,933
3.05%, 03/12/51	211	143,018
4.30%, 03/31/52	300	250,533
3.20%, 09/23/61	222	142,704
		2,893,498
Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28	318	291,765
2.75%, 07/03/30	200	168,813
4.50%, 01/17/33(a)	200	180,062
5.50%, 03/12/34	400	381,500
4.50%, 01/30/43	415	339,781
4.13%, 01/17/48(a)	322	237,475
5.75%, 03/12/54	200	180,750
State of Israel, 2.50%, 01/15/30(a)	490	412,519
		2,192,665
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	511	478,086
2.88%, 10/17/29	200	178,030
5.38%, 06/15/33(a)	130	128,134
4.00%, 10/17/49(a)	417	309,814
		1,094,064
Japan — 0.1%
Japan Bank for International Cooperation
3.88%, 09/16/25(a)	500	491,805
2.25%, 11/04/26	500	470,704
2.75%, 11/16/27	500	468,263
Security	Par (000)	Value
Japan (continued)
Japan Bank for International Cooperation (continued)
4.63%, 07/19/28(a)	$300	$ 299,080
3.25%, 07/20/28(a)	690	653,601
2.00%, 10/17/29(a)	200	175,139
1.88%, 04/15/31(a)	514	431,579
Japan International Cooperation Agency
2.75%, 04/27/27	300	283,410
4.00%, 05/23/28(a)	300	291,420
		3,565,001
Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26(a)	511	500,301
4.15%, 03/28/27(a)	500	484,531
4.50%, 04/22/29(a)	300	286,969
3.25%, 04/16/30	500	439,375
2.66%, 05/24/31	200	164,500
4.75%, 04/27/32	211	195,043
4.88%, 05/19/33(a)	200	184,400
3.50%, 02/12/34	450	366,075
6.75%, 09/27/34	53	55,173
6.35%, 02/09/35	200	201,100
6.00%, 05/07/36	500	487,000
6.05%, 01/11/40(a)	394	381,687
4.28%, 08/14/41	518	402,227
4.75%, 03/08/44	378	302,967
5.55%, 01/21/45(a)	260	234,569
4.60%, 01/23/46(a)	318	245,496
4.35%, 01/15/47	200	149,313
4.60%, 02/10/48	390	297,960
4.50%, 01/31/50(a)	273	205,347
5.00%, 04/27/51	390	312,487
4.40%, 02/12/52	200	145,400
6.34%, 05/04/53(a)	200	188,200
6.40%, 05/07/54	250	237,813
3.77%, 05/24/61(a)	200	123,000
5.75%, 12/31/99	88	72,793
		6,663,726
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26(a)	400	407,500
3.16%, 01/23/30	200	168,700
2.25%, 09/29/32	690	496,455
6.40%, 02/14/35	200	189,600
6.70%, 01/26/36(a)	462	450,306
4.50%, 04/16/50(a)	232	156,310
4.30%, 04/29/53	200	128,200
6.85%, 03/28/54	200	183,600
4.50%, 04/01/56	392	254,016
3.87%, 07/23/60(a)	397	226,166
		2,660,853
Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26	238	226,844
4.13%, 08/25/27(a)	520	503,262
2.84%, 06/20/30(a)	215	188,327
2.78%, 01/23/31	341	292,066
1.86%, 12/01/32(a)	130	98,475
8.75%, 11/21/33	77	93,820
3.00%, 01/15/34(a)	388	315,856
6.55%, 03/14/37(a)	287	307,987

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bond (continued)
3.30%, 03/11/41	$141	$ 104,648
5.63%, 11/18/50(a)	240	234,000
2.78%, 12/01/60	214	120,041
3.60%, 01/15/72	75	48,211
3.23%, 07/28/2121(a)	87	48,938
		2,582,475
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28(a)	300	279,187
7.75%, 01/14/31(a)	257	293,382
5.00%, 07/17/33(a)	500	493,437
6.38%, 10/23/34(a)	250	273,594
5.00%, 01/13/37	522	512,865
3.95%, 01/20/40	250	212,031
3.70%, 02/02/42(a)	397	320,702
5.95%, 10/13/47(a)	400	425,500
		2,810,698
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	214	208,147
5.50%, 11/16/27	300	306,216
5.75%, 11/16/32	300	310,761
4.88%, 10/04/33(a)	300	292,557
5.13%, 09/18/34	279	274,508
5.50%, 04/04/53	200	195,756
5.50%, 03/18/54	326	316,246
		1,904,191
South Korea — 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25	500	486,745
5.00%, 01/11/28	300	301,278
4.50%, 09/15/32(a)	200	192,586
5.13%, 01/11/33(a)	500	502,340
Korea Development Bank
4.38%, 02/15/28	500	492,225
2.00%, 10/25/31(a)	500	408,025
Korea International Bond
4.13%, 06/10/44(a)	250	219,420
3.88%, 09/20/48	200	165,890
		2,768,509
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	1,341	1,252,000
4.13%, 02/25/27	1,000	986,098
4.38%, 11/03/27	500	496,095
Asian Development Bank
4.25%, 01/09/26	700	692,718
0.50%, 02/04/26	341	318,035
1.00%, 04/14/26	341	318,514
2.00%, 04/24/26(a)	171	162,527
2.63%, 01/12/27	171	162,630
2.50%, 11/02/27(a)	341	319,115
2.75%, 01/19/28(a)	130	122,244
5.82%, 06/16/28	681	707,619
1.75%, 09/19/29	341	298,224
1.88%, 01/24/30(a)	500	436,660
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank (continued)
1.50%, 03/04/31	$500	$ 415,046
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500	466,625
4.00%, 01/18/28	500	490,125
Corp. Andina de Fomento, 2.25%, 02/08/27(a)	300	278,489
European Investment Bank
0.63%, 07/25/25	1,341	1,279,282
0.38%, 03/26/26	1,700	1,574,077
2.13%, 04/13/26(a)	171	163,132
0.75%, 10/26/26	247	225,789
4.38%, 03/19/27	1,000	992,963
3.25%, 11/15/27	500	479,525
1.75%, 03/15/29	300	265,702
1.63%, 10/09/29(a)	130	112,921
0.88%, 05/17/30	500	408,374
Inter-American Development Bank
0.88%, 04/20/26	511	475,992
2.00%, 06/02/26(a)	87	82,442
2.38%, 07/07/27	171	160,257
1.13%, 07/20/28(a)	511	447,476
3.13%, 09/18/28	300	284,140
2.25%, 06/18/29(a)	500	451,184
1.13%, 01/13/31	427	346,205
3.20%, 08/07/42(a)	130	104,035
4.38%, 01/24/44(a)	75	69,698
International Bank for Reconstruction & Development
0.38%, 07/28/25	511	485,933
2.50%, 07/29/25(a)	171	166,374
0.50%, 10/28/25(a)	641	604,189
1.88%, 10/27/26(a)	130	121,955
3.13%, 06/15/27	400	383,759
2.50%, 11/22/27	341	318,966
0.75%, 11/24/27(a)	500	440,297
1.38%, 04/20/28	500	445,202
1.13%, 09/13/28(a)	850	741,382
3.63%, 09/21/29	300	288,338
0.75%, 08/26/30(a)	800	641,406
1.25%, 02/10/31	500	408,094
1.63%, 11/03/31(a)	750	618,229
2.50%, 03/29/32(a)	700	611,722
4.75%, 02/15/35	87	88,117
International Finance Corp.
0.38%, 07/16/25	341	324,553
0.75%, 10/08/26(a)	341	312,246
0.75%, 08/27/30	341	273,641
Nordic Investment Bank, 4.38%, 03/14/28	500	496,016
		23,616,377
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	500	468,011
4.13%, 06/14/28(a)	500	491,170
		959,181
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27(a)	171	169,204
4.38%, 01/23/31	427	415,471
5.75%, 10/28/34	150	156,300
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bond (continued)
7.63%, 03/21/36(a)	$300	$ 356,344
5.10%, 06/18/50	384	362,400
4.98%, 04/20/55	200	182,625
		1,642,344
Total Foreign Agency Obligations — 2.3% (Cost: $70,886,755)		65,234,398
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	23,420
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	79,836
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	120	134,164
Series S-1, 7.04%, 04/01/50	75	88,449
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	64,559
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	65	59,365
Sustainability Bonds, 4.35%, 06/01/41	85	76,975
California State University, RB
Series B, 5.18%, 11/01/53(a)	50	49,325
Series E, 2.90%, 11/01/51	75	53,133
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	123,684
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	51,780
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	85,799
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	78,588
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	66,575
Series A, (AGM), 3.92%, 01/15/53	65	51,616
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	50,071
Class B, (SAP), 3.29%, 06/01/42(a)	150	117,019
Class B, (SAP), 3.00%, 06/01/46	35	32,139
Series A-1, 3.71%, 06/01/41	80	61,058
Subordinate, 3.85%, 06/01/50	65	61,176
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	100	115,004
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	88,525
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	125	138,458
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	$100	$ 65,922
Series Q, 4.13%, 05/15/32	70	66,219
Series Q, 4.56%, 05/15/53	85	75,353
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	71,259
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	72,868
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	90,364
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	56,747
State of California, GO, BAB
7.30%, 10/01/39	460	525,725
7.35%, 11/01/39	280	322,617
7.60%, 11/01/40	325	391,092
State of California, Refunding GO
3.38%, 04/01/25	75	73,884
3.50%, 04/01/28	70	66,761
2.50%, 10/01/29(a)	220	195,972
5.75%, 10/01/31	250	262,620
4.60%, 04/01/38	65	60,948
5.20%, 03/01/43(a)	55	54,318
University of California, RB
Series AD, 4.86%, 05/15/2112	75	65,462
Series AQ, 4.77%, 05/15/2115	72	62,315
Series BD, 3.35%, 07/01/29(a)	110	103,636
Series BG, 0.88%, 05/15/25	90	86,748
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	75	73,379
		4,491,671
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	78,412
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	110	115,227
District of Columbia — 0.0%
District of Columbia Income Tax Revenue, RB, BAB, Series E, 5.59%, 12/01/34	75	75,845
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	70	63,097
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	65	49,841
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	90,052
		278,835
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	110,778
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	44,195
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25(a)	128	122,843

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
State Board of Administration Finance Corp., RB (continued)
Series A, 2.15%, 07/01/30(a)	$165	$ 139,540
Series A, 5.53%, 07/01/34	100	100,736
		518,092
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	63,613
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	117	126,682
		190,295
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(a)	85	59,766
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	57,859
Series C, Senior Lien, 4.57%, 01/01/54	65	58,521
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	92	101,952
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	91,067
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	72,056
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	182,826
State of Illinois, GO, 5.10%, 06/01/33(a)	795	780,416
State of Illinois, GO, BAB, 7.35%, 07/01/35	69	73,092
		1,417,789
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51(a)	75	54,338
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	37,950
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	92	89,846
Class A-4, 4.48%, 08/01/39	110	103,350
Series A-3, 5.20%, 12/01/39(a)	125	125,596
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	95	72,110
		390,902
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	55,526
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	182,657
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	$115	$ 118,357
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	75	64,820
Massachusetts Water Resources Authority, Refunding RB, Series C, Sustainability Bonds, 2.82%, 08/01/41	65	50,653
		472,013
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	51,805
3.38%, 12/01/40	70	56,583
Michigan State Building Authority, Refunding RB, Series 2, 2.71%, 10/15/40	95	72,378
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	63,171
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	64,640
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	45,597
Series A, 4.45%, 04/01/2122	74	61,294
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	72,333
		487,801
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	64	54,501
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	68,319
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	95	106,998
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(a)	249	264,892
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	81,866
Series C, 5.75%, 12/15/28	70	70,451
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40(a)	155	181,511
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	52,323
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	63,714
		714,757
New York — 0.1%
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	89,437
Series F-1, 6.27%, 12/01/37	85	90,795
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	107,870
7.34%, 11/15/39	100	116,061
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, BAB (continued)
6.81%, 11/15/40	$80	$ 88,836
New York City Municipal Water Finance Authority, Refunding RB, BAB(a)
5.72%, 06/15/42	85	85,406
6.01%, 06/15/42	110	114,395
5.44%, 06/15/43	75	73,119
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	125	126,021
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	100	92,960
Port Authority of New York & New Jersey, ARB
3.18%, 07/15/60	70	46,376
Series 192, 4.81%, 10/15/65	80	73,671
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	78,843
Series 168, 4.93%, 10/01/51	220	209,461
Series 182, 5.31%, 08/01/46	75	72,874
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53(a)	50	48,815
		1,514,940
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	52,658
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	130,329
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	80,124
Series B, 3.99%, 01/01/29	65	63,424
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	139,309
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48(a)	95	71,061
		484,247
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	75	75,013
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	44,615
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	70	72,782
State of Oregon, GO, 5.89%, 06/01/27	110	111,829
		304,239
Pennsylvania — 0.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	52,310
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	168,148
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	$100	$ 74,417
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	62	40,842
		335,717
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	79,366
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	60,537
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	60,814
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41(a)	95	97,123
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48(a)	70	47,207
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46(a)	65	46,368
Series A, 2.99%, 11/01/38	75	61,363
Series C, 2.92%, 11/01/50	160	112,925
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	146,387
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	108,677
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	25,971
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	110	113,412
Texas Department of Transportation State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	109,974
Texas Natural Gas Securitization Finance Corp., RB(a)
Series 2023-1, 5.10%, 04/01/35	170	170,165
Series 2023-1, 5.17%, 04/01/41	170	170,149
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	80	65,388
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	125,171
		1,461,094
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117(a)	60	46,680
University of Virginia, Refunding RB
2.26%, 09/01/50(a)	120	71,527
Series U, 2.58%, 11/01/51	85	53,848
		172,055

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	$40	$ 40,195
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	100,670
		140,865
Total Municipal Bonds — 0.5% (Cost: $16,914,506)		14,246,640
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	305,761
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	820,350
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	759,096
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	963,163
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	372,582
Series 2023-C21, Class A5, 6.00%, 09/15/56(c)	940	984,863
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,329,485
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	487,426
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	508,013
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	621,121
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	475,111
Series 2020-B19, Class B, 2.35%, 09/15/53	193	143,226
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	505,856
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	334,254
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	467,528
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	573,301
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	159,382
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	360,957
Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	126,082
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	171	166,451
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	769,353
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	650,904
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,206,015
GS Mortgage Securities Trust
Series 2015-GC30, Class A4, 3.38%, 05/10/50	104	101,484
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	378,158
Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	481,689
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	321	312,796
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	554,814
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	952,230
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4, 3.73%, 05/15/48	130	126,906
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,110,144
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	196,567
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	483,890
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	93,406
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	117,462
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/48	$825	$ 805,471
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	618,800
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	449,721
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	395,772
Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $22,490,558)		20,269,590
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Goldman Sachs Capital I, Class I, 6.35%, 02/15/34(a)	87	89,812
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(a)(c)	71	65,047
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	105,264
Prudential Financial, Inc., 6.50%, 03/15/54(a)(c)	100	100,948
		206,212
Oil, Gas & Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45%(a)(c)(f)	200	205,447
		566,518
Total Preferred Securities — 0.0% (Cost: $589,497)		566,518
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.6%
Fannie Mae
0.50%, 06/17/25	3,395	3,247,793
6.25%, 05/15/29(a)	909	982,324
7.13%, 01/15/30	1,698	1,922,058
7.25%, 05/15/30(a)	3,487	3,993,598
0.88%, 08/05/30(a)	1,191	964,874
6.63%, 11/15/30	53	59,237
Federal Home Loan Banks
2.75%, 12/13/24	855	844,877
3.13%, 06/13/25	1,640	1,608,724
5.50%, 07/15/36	370	402,790
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	82	78,125
6.75%, 03/15/31	477	538,615
6.25%, 07/15/32(a)	562	628,943
Tennessee Valley Authority
1.50%, 09/15/31	70	56,957
5.88%, 04/01/36	359	394,831
3.50%, 12/15/42	74	60,725
		15,784,471
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	885	844,909
Series 2017-M15, Class A2, 3.06%, 09/25/27(c)	607	574,782
Series 2018-M12, Class A2, 3.76%, 08/25/30(c)	511	481,243
Series 2019-M22, Class A2, 2.52%, 08/25/29	756	681,881
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	778,703
Series 2021-M13, Class A2, 1.65%, 04/25/31(c)	724	588,685
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	415,819
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces (continued)
Series 2021-M2S, Class A2, 1.87%, 10/25/31(c)	$1,470	$ 1,208,586
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	130	126,517
Series K063, Class A2, 3.43%, 01/25/27(c)	850	819,047
Series K066, Class A2, 3.12%, 06/25/27	597	567,973
Series K067, Class A1, 2.90%, 03/25/27	307	297,278
Series K076, Class A2, 3.90%, 04/25/28	341	329,586
Series K088, Class A2, 3.69%, 01/25/29	87	83,095
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,536,780
Series K101, Class A2, 2.52%, 10/25/29	960	861,421
Series K110, Class A2, 1.48%, 04/25/30	450	377,450
Series K111, Class A2, 1.35%, 05/25/30	171	141,768
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,406,762
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,578,180
Series K-1521, Class A2, 2.18%, 08/25/36	813	611,845
Series K-154, Class A2, 4.35%, 01/25/33(c)	1,000	967,785
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,460,025
Series K734, Class A2, 3.21%, 02/25/26	969	941,444
Series K-752, Class A2, 4.28%, 07/25/30	5,000	4,864,995
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,133,944
		23,680,503
Mortgage-Backed Securities — 25.8%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	175	154,377
4.00%, 02/01/47 - 02/01/57	628	578,910
3.50%, 11/01/51	974	872,251
(12-mo. LIBOR US + 1.53%), 6.94%, 05/01/43(c)	7	6,739
(12-mo. LIBOR US + 1.54%), 7.02%, 06/01/43(c)	8	8,458
(12-mo. LIBOR US + 1.70%), 7.50%, 08/01/42(c)	2	2,469
(12-mo. LIBOR US + 1.75%), 6.56%, 08/01/41(c)	1	1,295
(12-mo. LIBOR US + 1.83%), 6.08%, 11/01/40(c)	1	918
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	— (g)	91
3.00%, 03/01/27 - 10/01/47	6,728	5,954,452
2.50%, 07/01/28 - 01/01/33	1,449	1,354,664
3.50%, 03/01/32 - 06/01/49	6,575	5,985,548
5.00%, 04/01/33 - 04/01/49	281	276,871
4.00%, 05/01/33 - 01/01/49	2,255	2,114,237
5.50%, 06/01/35 - 01/01/39	9	9,252
4.50%, 06/01/38 - 01/01/49	984	946,391
(12-mo. LIBOR US + 1.71%), 5.98%, 08/01/41(c)	1	1,174
(12-mo. LIBOR US + 1.84%), 6.30%, 09/01/40(c)	2	1,664
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 07/15/54(h)	11,961	11,877,241
6.00%, 03/15/35 - 07/15/54(h)	10,161	10,207,735
6.50%, 09/15/36 - 07/15/54(h)	7,284	7,389,638
4.50%, 07/15/39 - 07/15/54(h)	12,048	11,504,122
5.00%, 11/15/39 - 07/15/54(h)	12,016	11,722,393
4.00%, 03/15/41 - 07/15/54(h)	13,364	12,432,378
3.50%, 09/20/42 - 07/15/54(h)	20,058	18,182,938
3.00%, 01/20/43 - 07/15/54(h)	26,155	22,925,467
2.50%, 05/20/45 - 07/15/54(h)	35,757	29,996,001
2.00%, 07/20/50 - 07/15/54(h)	37,178	30,097,167
1.50%, 10/20/51	156	121,471
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 07/15/54(h)	36,854	34,255,099
3.50%, 02/01/26 - 07/15/54(h)	42,919	38,758,862
3.00%, 01/01/27 - 07/15/54(h)	67,810	59,164,076
2.50%, 09/01/28 - 07/15/54(h)	127,450	106,457,397
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
7.00%, 02/01/32	$1	$ 1,516
6.50%, 07/01/32 - 07/15/54(h)	19,509	19,944,847
5.00%, 11/01/33 - 07/15/54(h)	28,089	27,219,504
6.00%, 03/01/34 - 07/15/54(h)	23,829	23,991,605
2.00%, 12/01/35 - 07/15/54(h)(i)	189,868	153,144,022
1.50%, 03/01/36 - 11/01/51(h)	27,287	21,808,403
5.50%, 04/01/36 - 07/15/54(h)	29,162	28,897,400
4.50%, 07/15/39 - 07/15/54(h)	24,623	23,385,937
		721,754,980
Total U.S. Government Sponsored Agency Securities — 27.2% (Cost: $851,800,575)		761,219,954
U.S. Treasury Obligations
U.S. Treasury Bonds
6.88%, 08/15/25(a)	1,359	1,390,427
6.00%, 02/15/26	1,300	1,325,900
6.75%, 08/15/26	1,275	1,332,126
6.63%, 02/15/27	597	629,718
5.25%, 11/15/28 - 02/15/29(a)	2,379	2,465,188
6.13%, 08/15/29	1,275	1,377,996
5.38%, 02/15/31	1,021	1,085,849
4.50%, 02/15/36 - 02/15/44	8,335	8,275,081
4.75%, 02/15/37 - 11/15/53(a)	15,250	15,681,265
5.00%, 05/15/37	1,885	2,001,193
4.38%, 02/15/38 - 08/15/43(a)	7,040	6,876,867
3.50%, 02/15/39	1,139	1,024,878
4.25%, 05/15/39 - 02/15/54(a)	9,678	9,286,585
4.63%, 02/15/40 - 05/15/54(a)	11,255	11,369,767
1.13%, 05/15/40 - 08/15/40	11,545	7,058,653
3.88%, 08/15/40 - 05/15/43	9,857	8,916,697
1.38%, 11/15/40 - 08/15/50	10,111	5,817,569
1.88%, 02/15/41 - 11/15/51	18,715	11,391,051
2.25%, 05/15/41 - 02/15/52	19,945	13,359,440
1.75%, 08/15/41	5,091	3,364,037
3.75%, 08/15/41 - 11/15/43	5,884	5,231,680
2.00%, 11/15/41 - 08/15/51(a)	20,459	12,791,044
3.13%, 11/15/41 - 05/15/48(a)	12,314	9,891,344
2.38%, 02/15/42 - 05/15/51	14,140	9,623,312
3.00%, 05/15/42 - 08/15/52	33,477	25,572,881
3.25%, 05/15/42	4,100	3,409,406
2.75%, 08/15/42 - 11/15/47(a)	9,962	7,418,550
3.38%, 08/15/42 - 11/15/48	9,439	7,806,585
4.00%, 11/15/42 - 11/15/52	9,600	8,785,828
2.88%, 05/15/43 - 05/15/52(a)	20,469	15,315,733
3.63%, 08/15/43 - 05/15/53	16,144	13,787,921
2.50%, 02/15/45 - 05/15/46(a)	9,048	6,396,069
1.25%, 05/15/50	5,572	2,761,623
1.63%, 11/15/50	7,231	3,958,972
4.13%, 08/15/53	7,400	6,890,961
U.S. Treasury Notes
0.25%, 06/30/25 - 10/31/25	23,361	22,120,511
2.75%, 06/30/25 - 08/15/32	30,994	28,922,900
3.00%, 07/15/25 - 10/31/25	15,993	15,624,467
2.88%, 07/31/25 - 05/15/32	31,115	29,074,631
2.00%, 08/15/25 - 11/15/26	8,119	7,784,438
3.13%, 08/15/25 - 08/31/29	22,091	21,258,871
3.50%, 09/15/25 - 02/15/33	29,700	28,397,273
5.00%, 09/30/25	5,000	4,997,852
4.25%, 10/15/25 - 06/30/31	45,000	44,712,734
2.25%, 11/15/25 - 11/15/27	13,169	12,368,416

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.50%, 11/15/25 - 11/15/33	$41,050	$ 41,083,230
0.38%, 11/30/25 - 09/30/27	26,817	24,475,680
4.00%, 12/15/25 - 02/15/34	67,300	66,050,686
3.88%, 01/15/26 - 08/15/33	48,000	46,897,520
2.63%, 01/31/26 - 07/31/29	11,795	11,013,541
1.63%, 02/15/26 - 05/15/31	43,145	39,304,477
0.50%, 02/28/26 - 10/31/27(a)	28,807	25,999,497
4.63%, 03/15/26 - 05/31/31	49,000	49,263,594
0.75%, 03/31/26 - 01/31/28	26,321	24,278,729
3.75%, 04/15/26 - 12/31/30	27,000	26,295,586
3.63%, 05/15/26 - 03/31/30	21,000	20,400,351
4.13%, 06/15/26 - 11/15/32	64,200	63,419,913
0.88%, 06/30/26 - 11/15/30	12,897	11,112,887
1.88%, 06/30/26 - 02/15/32	25,836	22,991,033
0.63%, 07/31/26 - 08/15/30	41,537	35,397,113
1.50%, 08/15/26 - 02/15/30	22,697	20,442,133
4.38%, 08/15/26 - 05/15/34	39,000	38,930,273
1.38%, 08/31/26 - 11/15/31	26,450	22,740,921
1.13%, 10/31/26 - 02/15/31	29,554	25,652,477
1.25%, 11/30/26 - 08/15/31	52,647	46,160,242
1.75%, 12/31/26 - 01/31/29	7,000	6,324,766
2.50%, 03/31/27	4,267	4,044,483
2.38%, 05/15/27 - 05/15/29	14,389	13,284,111
3.25%, 06/30/27 - 06/30/29	9,500	9,099,590
1.00%, 07/31/28	6,786	5,927,412
4.88%, 10/31/28 - 10/31/30	8,500	8,692,207
3.38%, 05/15/33	10,000	9,267,578
Total U.S. Treasury Obligations — 42.4% (Cost: $1,296,417,597)		1,187,484,319
Total Long-Term Investments — 98.1% (Cost: $3,033,226,063)		2,750,582,537

	Shares
Short-Term Securities
Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(j)(k)(l)	469,607,108	469,747,990
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)	100,000	100,000
		469,847,990

Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Fannie Mae, 2.63%, 09/06/24	$1,021	1,015,609
Security	Par (000)	Value
U.S. Treasury Obligations — 0.7%
U.S. Treasury Notes
3.88%, 04/30/25	$6,000	$ 5,935,430
2.13%, 05/15/25	5,642	5,495,881
0.25%, 05/31/25	8,143	7,786,505
		19,217,816
Total Short-Term Securities — 17.5% (Cost: $490,441,079)		490,081,415
Total Investments Before TBA Sale Commitments — 115.6% (Cost: $3,523,667,142)		3,240,663,952
TBA Sale Commitments(h)
Mortgage-Backed Securities — (0.3)%
Ginnie Mae Mortgage-Backed Securities, 6.50%, 07/15/54	(850)	(862,111)
Uniform Mortgage-Backed Securities
2.00%, 07/15/54	(2,750)	(2,150,371)
5.00%, 07/15/54	(3,150)	(3,044,180)
5.50%, 07/15/54	(900)	(887,590)
6.00%, 07/15/54	(1,350)	(1,353,744)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(8,311,805))		(8,297,996)
Total Investments, Net of TBA Sale Commitments — 115.3% (Cost: $3,515,355,337)		3,232,365,956
Liabilities in Excess of Other Assets — (15.3)%		(429,974,581)
Net Assets — 100.0%		$ 2,802,391,375

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	Perpetual security with no stated maturity date.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
U.S. Total Bond Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 588,823,007	$ —	$ (118,909,254)(a)	$ 41,787	$ (207,550)	$ 469,747,990	469,607,108	$ 4,460,870 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	2,615	—
				$ 41,787	$ (207,550)	$ 469,847,990		$ 4,463,485	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 11,031,758	$ —	$ 11,031,758
Corporate Bonds	—	690,529,360	—	690,529,360
Foreign Agency Obligations	—	65,234,398	—	65,234,398
Municipal Bonds	—	14,246,640	—	14,246,640
Non-Agency Mortgage-Backed Securities	—	20,269,590	—	20,269,590
Preferred Securities
Capital Trusts	—	566,518	—	566,518
U.S. Government Sponsored Agency Securities	—	761,219,954	—	761,219,954
U.S. Treasury Obligations	—	1,187,484,319	—	1,187,484,319
Short-Term Securities
Money Market Funds	469,847,990	—	—	469,847,990
U.S. Government Sponsored Agency Securities	—	1,015,609	—	1,015,609
U.S. Treasury Obligations	—	19,217,816	—	19,217,816
Liabilities
Investments
TBA Sale Commitments	—	(8,297,996)	—	(8,297,996)
	$469,847,990	$2,762,517,966	$—	$3,232,365,956
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities(unaudited)
June 30, 2024

U.S. Total Bond Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,770,815,962
Investments, at value — affiliated(c)	469,847,990
Cash	82,761
Receivables:
Investments sold	3,684,384
Securities lending income — affiliated	80,540
TBA sale commitments	8,311,805
Contributions from investors	7,932,101
Dividends — unaffiliated	610,921
Dividends — affiliated	1,628
Interest — unaffiliated	21,208,067
Principal paydowns	9
Prepaid expenses	2,070
Total assets	3,282,578,238
LIABILITIES
Cash received as collateral for TBA commitments	314,431
Collateral on securities loaned	311,820,504
TBA sale commitments, at value(d)	8,297,996
Payables:
Investments purchased	159,581,968
Investment advisory fees	83,268
Trustees’ fees	24,713
Professional fees	63,983
Total liabilities	480,186,863
Commitments and contingent liabilities
NET ASSETS	$ 2,802,391,375
NET ASSETS CONSIST OF
Investors’ capital	$ 3,085,380,756
Net unrealized appreciation (depreciation)	(282,989,381)
NET ASSETS	$ 2,802,391,375
(a) Investments, at cost—unaffiliated	$3,053,994,271
(b) Securities loaned, at value	$299,641,012
(c) Investments, at cost—affiliated	$469,672,871
(d) Proceeds from TBA sale commitments	$8,311,805
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

U.S. Total Bond Index Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$3,869,108
Interest — unaffiliated	45,638,688
Securities lending income — affiliated — net	594,377
Foreign taxes withheld	(24)
Total investment income	50,102,149
EXPENSES
Investment advisory	540,390
Professional	12,554
Total expenses	552,944
Less:
Fees waived and/or reimbursed by the Manager	(62,471)
Total expenses after fees waived and/or reimbursed	490,473
Net investment income	49,611,676
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,299,962)
Investments — affiliated	41,787
(8,258,175)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(54,785,252)
Investments — affiliated	(207,550)
(54,992,802)
Net realized and unrealized loss	(63,250,977)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,639,301)
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$49,611,676	$77,350,941
Net realized loss	(8,258,175)	(10,987,605)
Net change in unrealized appreciation (depreciation)	(54,992,802)	66,676,109
Net increase (decrease) in net assets resulting from operations	(13,639,301)	133,039,445
CAPITAL TRANSACTIONS
Proceeds from contributions	628,668,785	1,027,922,343
Value of withdrawals	(435,269,891)	(765,658,460)
Net increase in net assets derived from capital transactions	193,398,894	262,263,883
NET ASSETS
Total increase in net assets	179,759,593	395,303,328
Beginning of period	2,622,631,782	2,227,328,454
End of period	$2,802,391,375	$2,622,631,782
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights
(unaudited)

U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	(0.54)%(a)	5.60%	(13.02)%	(1.79)%	7.65%	8.72%(b)
Ratios to Average Net Assets(c)
Total expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%(d)	0.04%	0.04%	0.03%	0.03%	0.04%
Net investment income	3.67%(d)	3.23%	2.02%	1.81%	2.31%	2.90%
Supplemental Data
Net assets, end of period (000)	$2,802,391	$2,622,632	$2,227,328	$17,489,502	$14,789,131	$11,182,645
Portfolio turnover rate(e)(f)	54%	78%	161%(g)	175%	186%	158%

(a)	Not annualized.
(b)	Includes payment from an affiliate, which had no impact on the Master Portfolio’s total return.
(c)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rates include TBA transactions, if any.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	29%	44%	93%(g)	89%	101%	97%

(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 9,265,999	$ (9,265,999)	$ —	$ —
Barclays Capital, Inc.	6,856,291	(6,856,291)	—	—
BMO Capital Markets Corp.	5,730,685	(5,730,685)	—	—
BNP Paribas SA	34,235,291	(34,235,291)	—	—
BofA Securities, Inc.	16,126,670	(16,126,670)	—	—
Citigroup Global Markets, Inc.	8,474,615	(8,474,615)	—	—
Deutsche Bank Securities, Inc.	8,333,682	(8,333,682)	—	—
Goldman Sachs & Co. LLC	6,238,607	(6,238,607)	—	—
HSBC Securities (USA), Inc.	8,428,767	(8,428,767)	—	—
J.P. Morgan Securities LLC	64,728,612	(64,728,612)	—	—
Jefferies LLC	2,279,353	(2,279,353)	—	—
Morgan Stanley	63,066,752	(63,066,752)	—	—
Nomura Securities International, Inc.	6,090,943	(6,090,943)	—	—
Pershing LLC	3,602,085	(3,602,085)	—	—
RBC Capital Markets LLC	26,147,309	(26,147,309)	—	—
Scotia Capital (USA), Inc.	1,558,387	(1,558,387)	—	—
State Street Bank & Trust Co.	7,781,093	(7,781,093)	—	—
TD Securities (USA) LLC	3,054,591	(3,054,591)	—	—
Toronto-Dominion Bank	2,458,839	(2,458,839)	—	—
UBS AG	976,265	(976,265)	—	—
UBS Securities LLC	2,421,019	(2,421,019)	—	—
Wells Fargo Bank N.A.	1,861,203	(1,861,203)	—	—
Wells Fargo Securities LLC	9,923,954	(9,923,954)	—	—
	$ 299,641,012	$ (299,641,012)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA have contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $12,554.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $49,917.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Master Portfolio’s Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $218,264 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
U.S. Total Bond Index Master Portfolio	$ 1,571,432,360	$ 1,383,948,339	$ 118,195,822	$ 64,386,621
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were $665,826,828 and $665,561,672, respectively.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

7.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets,income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Total Bond Index Master Portfolio	$ 3,524,487,873	$ 4,056,765	$ (287,866,877)	$ (283,810,112)
8.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Master Portfolio may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.  iShares U.S. Aggregate Bond Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund.  Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund.  For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis.  The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.  Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information.  BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel.  The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark.  The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records.  The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices.  The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory.  In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
LIBOR	London Interbank Offered Rate
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 –	Exhibits attached hereto
(a)(1) Code of Ethics – Not applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 22, 2024